Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000051850
Shareholder Report [Line Items]
Fund Name	Short 7-10 Year Treasury
Trading Symbol	TBX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBX	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short 7-10 Year Treasury : $11,974	ICE U.S. Treasury 7-10 Year Bond Index : $10,932	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,705.79	10,297	10,180
7/31/2016	9,667.7	10,326.8613	10,241.08
8/31/2016	9,744.25	10,238.050293	10,230.83892
9/30/2016	9,734.7	10,241.121708	10,220.608081
10/31/2016	9,869.26	10,093.649555	10,138.843216
11/30/2016	10,272.62	9,687.8848432	9,895.5109792
12/31/2016	10,286.72	9,669.477862	9,905.4064902
1/31/2017	10,266.53	9,683.9820788	9,925.2173032
2/28/2017	10,186.11	9,757.5803426	9,994.6938243
3/31/2017	10,179.01	9,762.4591328	9,984.6991305
4/30/2017	10,068.34	9,870.8224291	10,064.576724
5/31/2017	9,980.84	9,956.6985843	10,145.093337
6/30/2017	10,042.33	9,898.9497325	10,134.948244
7/31/2017	10,009.2	9,936.5657415	10,175.488037
8/31/2017	9,870.52	10,082.633258	10,267.067429
9/30/2017	10,013.47	9,944.5011822	10,215.732092
10/31/2017	10,037.84	9,925.60663	10,225.947824
11/30/2017	10,073.87	9,896.8223707	10,215.721876
12/31/2017	10,060.31	9,918.59538	10,266.800486
1/31/2018	10,295.77	9,702.3700007	10,143.59888
2/28/2018	10,400.57	9,612.1379597	10,052.30649
3/31/2018	10,284.42	9,732.2896842	10,112.620329
4/30/2018	10,430.77	9,612.5825211	10,041.831987
5/31/2018	10,333.15	9,716.3984123	10,112.124811
6/30/2018	10,346.43	9,721.2566115	10,102.012686
7/31/2018	10,428.33	9,665.8454488	10,102.012686
8/31/2018	10,335.56	9,773.1363333	10,162.624762
9/30/2018	10,494.09	9,645.1082473	10,101.649013
10/31/2018	10,558.11	9,610.3858576	10,020.835821
11/30/2018	10,443.54	9,740.1260667	10,080.960836
12/31/2018	10,192.75	10,007.005521	10,262.418131
1/31/2019	10,147.54	10,079.055961	10,375.304731
2/28/2019	10,211.6	10,041.763454	10,364.929426
3/31/2019	9,987.96	10,294.815893	10,561.863085
4/30/2019	10,060.36	10,249.518703	10,561.863085
5/31/2019	9,795.03	10,557.004264	10,751.976621
6/30/2019	9,686.81	10,702.690923	10,891.752317
7/31/2019	9,723.7	10,690.917963	10,913.535821
8/31/2019	9,371.43	11,116.416498	11,197.287753
9/30/2019	9,492.65	10,994.135916	11,141.301314
10/31/2019	9,494.9	11,011.726534	11,174.725218
11/30/2019	9,569.4	10,940.150311	11,163.550493
12/31/2019	9,653.54	10,859.193199	11,152.386942
1/31/2020	9,363.77	11,208.85922	11,364.282294
2/29/2020	9,090.42	11,559.696513	11,568.839375
3/31/2020	8,749.28	11,982.781406	11,499.426339
4/30/2020	8,697.38	12,048.686703	11,706.416013
5/31/2020	8,678.58	12,063.145128	11,764.948093
6/30/2020	8,661.27	12,070.383015	11,835.537782
7/31/2020	8,578.67	12,172.98127	12,013.070848
8/31/2020	8,640.87	12,070.728228	11,916.966282
9/30/2020	8,609.16	12,102.112121	11,905.049315
10/31/2020	8,712.55	11,944.784663	11,857.429118
11/30/2020	8,676.48	11,979.424539	11,976.003409
12/31/2020	8,691.62	11,943.486265	11,987.979413
1/31/2021	8,785.26	11,802.553127	11,904.063557
2/28/2021	9,025.16	11,475.622406	11,737.406667
3/31/2021	9,185.8	11,249.552644	11,596.557787
4/30/2021	9,081.97	11,365.423037	11,689.330249
5/31/2021	9,029.55	11,425.659779	11,724.39824
6/30/2021	8,927.4	11,549.056904	11,806.469028
7/31/2021	8,741.67	11,762.714457	11,936.340187
8/31/2021	8,762.63	11,728.602585	11,912.467507
9/30/2021	8,893.34	11,524.5249	11,805.255299
10/31/2021	8,922.95	11,489.951325	11,805.255299
11/30/2021	8,810.82	11,612.893805	11,840.671065
12/31/2021	8,835.98	11,575.732544	11,805.149052
1/31/2022	9,021.25	11,307.175549	11,545.435773
2/28/2022	9,043.69	11,263.077565	11,418.435979
3/31/2022	9,401.6	10,818.186001	11,098.719772
4/30/2022	9,797.55	10,373.558556	10,676.96842
5/31/2022	9,721.8	10,443.061399	10,741.030231
6/30/2022	9,806.15	10,356.383989	10,569.173747
7/31/2022	9,518.74	10,665.004232	10,822.833917
8/31/2022	9,914.2	10,265.066573	10,519.794568
9/30/2022	10,416.56	9,754.8927645	10,067.443401
10/31/2022	10,597.92	9,614.4223087	9,936.5666369
11/30/2022	10,268.85	9,959.5800696	10,304.219602
12/31/2022	10,463.16	9,850.0246888	10,252.698504
1/31/2023	10,158.27	10,163.255474	10,570.532158
2/28/2023	10,548.65	9,837.0149732	10,295.698322
3/31/2023	10,217.34	10,200.000826	10,553.09078
4/30/2023	10,186.02	10,286.700833	10,616.409325
5/31/2023	10,399.03	10,139.601011	10,499.628822
6/30/2023	10,603.33	10,010.828078	10,457.630307
7/31/2023	10,738.66	9,951.7641923	10,447.172677
8/31/2023	10,894.74	9,877.1259609	10,384.48964
9/30/2023	11,320.44	9,568.9596309	10,124.877399
10/31/2023	11,620.21	9,385.235606	9,962.8793611
11/30/2023	11,193.53	9,805.6941611	10,411.208932
12/31/2023	10,844.66	10,184.193956	10,806.834872
1/31/2024	10,920.05	10,186.230795	10,774.414367
2/29/2024	11,220.64	9,977.4130632	10,623.572566
3/31/2024	11,212.12	10,046.257213	10,719.184719
4/30/2024	11,652.06	9,741.8556198	10,451.205101
5/31/2024	11,529.92	9,917.209021	10,628.875588
6/30/2024	11,458.64	10,041.174134	10,724.535468
7/31/2024	11,218.43	10,333.372301	10,971.199784
8/31/2024	11,135.13	10,478.039513	11,124.796581
9/30/2024	11,066.09	10,617.397439	11,269.418936
10/31/2024	11,522.88	10,263.838104	10,987.683463
11/30/2024	11,478.96	10,362.37095	11,108.547981
12/31/2024	11,810.26	10,130.253841	10,930.811213
1/31/2025	11,803.63	10,199.139567	10,985.465269
2/28/2025	11,539.38	10,486.755302	11,227.145505
3/31/2025	11,563.6	10,525.556297	11,227.145505
4/30/2025	11,508.62	10,631.864416	11,272.054087
5/31/2025	11,714.73	10,504.282043	11,193.149709
6/30/2025	11,598.76	10,671.300127	11,361.046954
7/31/2025	11,734.1	10,610.473716	11,326.963814
8/31/2025	11,608.44	10,783.424438	11,462.887379
9/30/2025	11,599.95	10,857.830067	11,588.979141
10/31/2025	11,585.32	10,932.749094	11,658.513015
11/30/2025	11,525.88	11,040.98331	11,728.464093
12/31/2025	11,668.94	10,959.280034	11,716.735629
1/31/2026	11,756.52	10,935.169618	11,728.452365
2/28/2026	11,519.07	11,207.455341	11,916.107603
3/31/2026	11,846.55	10,948.563123	11,701.617666
4/30/2026	11,915.86	10,936.519703	11,713.319284
5/31/2026	11,974.41	10,932.145095	11,748.459241

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short 7-10 Year Treasury	2.22%	5.81%	1.82%
ICE U.S. Treasury 7-10 Year Bond Index	4.09%	-0.88%	0.90%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 16,318,958
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 36,749
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,318,958 Number of Portfolio Holdings5 Net Investment Advisory Fees$36,749 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(101)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The Short 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051851
Shareholder Report [Line Items]
Fund Name	Short 20+ Year Treasury
Trading Symbol	TBF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBF	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short 20+ Year Treasury : $12,806	ICE U.S. Treasury 20+ Year Bond Index : $8,758	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,371.36	10,664	10,180
7/31/2016	9,134.13	10,898.608	10,241.08
8/31/2016	9,208.38	10,795.071224	10,230.84
9/30/2016	9,357.65	10,605.07797	10,220.61
10/31/2016	9,768.36	10,153.301649	10,138.84
11/30/2016	10,550.47	9,371.4974219	9,895.51
12/31/2016	10,595.81	9,319.0170364	9,905.41
1/31/2017	10,544.07	9,355.3612028	9,925.22
2/28/2017	10,366.96	9,506.9180543	9,994.69
3/31/2017	10,420.91	9,450.8272378	9,984.7
4/30/2017	10,256.35	9,599.2052254	10,064.58
5/31/2017	10,046.44	9,797.9087736	10,145.09
6/30/2017	9,998	9,844.9387357	10,134.95
7/31/2017	10,070.53	9,775.0396707	10,175.49
8/31/2017	9,723.22	10,127.918603	10,267.07
9/30/2017	9,948.04	9,900.0404342	10,215.73
10/31/2017	9,955.63	9,895.090414	10,225.95
11/30/2017	9,881.2	9,973.2616283	10,215.72
12/31/2017	9,705.64	10,154.77499	10,266.8
1/31/2018	10,048.37	9,817.6364603	10,143.6
2/28/2018	10,369.72	9,514.2714936	10,052.31
3/31/2018	10,064.17	9,813.0196185	10,112.62
4/30/2018	10,279.56	9,619.703132	10,041.83
5/31/2018	10,069.07	9,830.3746306	10,112.12
6/30/2018	10,062.98	9,852.9844923	10,102.01
7/31/2018	10,242.37	9,697.3073373	10,102.01
8/31/2018	10,098.23	9,853.4339854	10,162.62
9/30/2018	10,434.03	9,552.9042489	10,101.65
10/31/2018	10,793.73	9,248.1666033	10,020.84
11/30/2018	10,619.06	9,422.9569522	10,080.96
12/31/2018	10,072.19	9,952.5271329	10,262.42
1/31/2019	10,032.01	10,014.232801	10,375.3
2/28/2019	10,179.91	9,891.0577376	10,364.93
3/31/2019	9,683.91	10,423.196644	10,561.86
4/30/2019	9,893.13	10,228.282867	10,561.86
5/31/2019	9,288.88	10,920.737617	10,751.98
6/30/2019	9,192.23	11,061.615132	10,891.75
7/31/2019	9,194.09	11,081.526039	10,913.54
8/31/2019	8,292.12	12,288.304225	11,197.29
9/30/2019	8,518.36	11,962.664163	11,141.3
10/31/2019	8,605.69	11,852.607653	11,174.73
11/30/2019	8,652.66	11,795.715136	11,163.55
12/31/2019	8,908.93	11,455.99854	11,152.39
1/31/2020	8,322.41	12,265.937637	11,364.28
2/29/2020	7,787.27	13,109.834146	11,568.84
3/31/2020	7,070.12	14,032.76647	11,499.43
4/30/2020	6,964.43	14,196.949838	11,706.42
5/31/2020	7,085.8	13,908.751756	11,764.95
6/30/2020	7,050.61	13,935.178384	11,835.54
7/31/2020	6,742.79	14,549.719751	12,013.07
8/31/2020	7,048.72	13,884.797559	11,916.97
9/30/2020	6,999.12	13,956.998506	11,905.05
10/31/2020	7,209.42	13,525.727252	11,857.43
11/30/2020	7,096.65	13,698.856561	11,976
12/31/2020	7,172.9	13,527.620854	11,987.98
1/31/2021	7,455.79	12,986.51602	11,904.06
2/28/2021	7,978.85	12,108.627537	11,737.41
3/31/2021	8,280.3	11,606.119494	11,596.56
4/30/2021	8,067.65	11,909.039213	11,689.33
5/31/2021	8,032.69	11,959.057177	11,724.4
6/30/2021	7,695.91	12,456.553956	11,806.47
7/31/2021	7,399.12	12,907.481209	11,936.34
8/31/2021	7,401.99	12,870.049514	11,912.47
9/30/2021	7,608.33	12,469.790974	11,805.26
10/31/2021	7,415.62	12,781.535748	11,805.26
11/30/2021	7,182.05	13,175.207049	11,840.67
12/31/2021	7,316.08	12,940.688364	11,805.15
1/31/2022	7,581.87	12,417.884554	11,545.44
2/28/2022	7,683.43	12,154.625401	11,418.44
3/31/2022	8,077.71	11,539.601356	11,098.72
4/30/2022	8,893.65	10,482.573872	10,676.97
5/31/2022	9,062.04	10,236.233386	10,741.03
6/30/2022	9,160.06	10,138.989169	10,569.17
7/31/2022	8,917.15	10,437.07545	10,822.83
8/31/2022	9,339.67	9,896.4349419	10,519.79
9/30/2022	10,159.71	9,049.3001109	10,067.44
10/31/2022	10,846.26	8,481.9089939	9,936.57
11/30/2022	10,113.53	9,100.2401596	10,304.22
12/31/2022	10,413.21	8,925.5155485	10,252.7
1/31/2023	9,687.44	9,540.4835698	10,570.53
2/28/2023	10,234.56	9,071.0917782	10,295.7
3/31/2023	9,778.64	9,507.4112927	10,553.09
4/30/2023	9,784.47	9,547.3424201	10,616.41
5/31/2023	10,127.66	9,264.7410845	10,499.63
6/30/2023	10,175.95	9,280.4911443	10,457.63
7/31/2023	10,492.24	9,054.0471604	10,447.17
8/31/2023	10,886.43	8,771.560889	10,384.49
9/30/2023	11,891.04	8,074.2217983	10,124.88
10/31/2023	12,610.22	7,638.2138212	9,962.88
11/30/2023	11,516.6	8,394.3969895	10,411.21
12/31/2023	10,645.46	9,117.1545703	10,806.83
1/31/2024	10,957.73	8,912.0185925	10,774.41
2/29/2024	11,264.15	8,713.2805779	10,623.57
3/31/2024	11,234.55	8,789.0861189	10,719.18
4/30/2024	12,080.92	8,226.5846073	10,451.21
5/31/2024	11,816.83	8,467.6235363	10,628.88
6/30/2024	11,665.35	8,615.8069482	10,724.54
7/31/2024	11,327.26	8,928.5607404	10,971.2
8/31/2024	11,136.55	9,130.3462131	11,124.8
9/30/2024	11,001.17	9,302.9097566	11,269.42
10/31/2024	11,694.74	8,800.5526297	10,987.68
11/30/2024	11,522.8	8,966.0030191	11,108.55
12/31/2024	12,329.95	8,413.6972332	10,930.81
1/31/2025	12,353.44	8,451.5588707	10,985.47
2/28/2025	11,739.88	8,926.5364793	11,227.15
3/31/2025	11,945.8	8,814.0621196	11,227.15
4/30/2025	12,148.88	8,689.7838437	11,272.05
5/31/2025	12,605.68	8,419.5315662	11,193.15
6/30/2025	12,339.48	8,642.6491527	11,361.05
7/31/2025	12,532.78	8,552.7656015	11,326.96
8/31/2025	12,605.67	8,546.7786656	11,462.89
9/30/2025	12,223.74	8,857.0267311	11,588.98
10/31/2025	12,117.55	8,980.1394027	11,658.51
11/30/2025	12,142.4	9,001.6917373	11,728.46
12/31/2025	12,497.49	8,774.8491055	11,716.74
1/31/2026	12,582.69	8,767.8292262	11,728.45
2/28/2026	12,082.16	9,165.8886731	11,916.11
3/31/2026	12,652.07	8,787.3374709	11,701.62
4/30/2026	12,819.76	8,712.6451024	11,713.32
5/31/2026	12,805.5	8,757.9508569	11,748.46

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short 20+ Year Treasury	1.59%	9.78%	2.50%
ICE U.S. Treasury 20+ Year Bond Index	4.02%	-6.04%	-1.32%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 128,874,672
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 535,035
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$128,874,672 Number of Portfolio Holdings9 Net Investment Advisory Fees$535,035 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(100)%
U.S. Treasury Long Bond Futures	(1)%
Total	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000018468
Shareholder Report [Line Items]
Fund Name	Short Dow30℠
Trading Symbol	DOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DOG	$88	0.95%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short Dow30℠ : $3,037	Dow Jones Industrial Average℠ Index : $35,433	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,879.32	10,095	10,026
7/31/2016	9,590.94	10,391.793	10,395.9594
8/31/2016	9,561.25	10,418.811662	10,410.513743
9/30/2016	9,585.41	10,376.094534	10,412.595846
10/31/2016	9,657.98	10,294.123387	10,223.086602
11/30/2016	9,112.26	10,899.417842	10,601.340806
12/31/2016	8,805.88	11,274.357816	10,811.247354
1/31/2017	8,751.19	11,344.258835	11,016.661053
2/28/2017	8,320.81	11,930.757016	11,454.022497
3/31/2017	8,370.39	11,859.172474	11,467.767324
4/30/2017	8,251.67	12,031.130475	11,585.885328
5/31/2017	8,195.59	12,116.551501	11,749.246311
6/30/2017	8,060.58	12,327.379498	11,822.091638
7/31/2017	7,856.31	12,657.753268	12,065.626726
8/31/2017	7,812.64	12,740.028664	12,103.030169
9/30/2017	7,653.29	13,015.213284	12,352.35259
10/31/2017	7,333.34	13,593.088753	12,640.162405
11/30/2017	7,040.2	14,169.435716	13,028.215391
12/31/2017	6,915.67	14,441.488882	13,172.828582
1/31/2018	6,536.7	15,290.648428	13,927.63166
2/28/2018	6,770.33	14,685.138751	13,413.702052
3/31/2018	7,013	14,157.94227	13,072.994019
4/30/2018	6,987.02	14,206.079273	13,122.671397
5/31/2018	6,899.45	14,406.384991	13,438.927777
6/30/2018	6,945.02	14,335.793705	13,522.24913
7/31/2018	6,637.11	15,028.212541	14,025.276797
8/31/2018	6,486.9	15,412.934782	14,482.500821
9/30/2018	6,374.9	15,716.569597	14,565.051075
10/31/2018	6,702.97	14,933.884431	13,568.801582
11/30/2018	6,566.01	15,248.989392	13,845.605134
12/31/2018	7,154.44	13,939.101204	12,595.346991
1/31/2019	6,672.11	14,955.261681	13,604.234285
2/28/2019	6,428.69	15,557.958727	14,040.930205
3/31/2019	6,434.9	15,584.407257	14,313.324251
4/30/2019	6,286.48	15,998.95249	14,893.013883
5/31/2019	6,724.21	14,987.818693	13,947.307502
6/30/2019	6,281.59	16,083.428239	14,930.59268
7/31/2019	6,228.63	16,263.562635	15,145.593215
8/31/2019	6,307.4	16,048.883608	14,906.292842
9/30/2019	6,192.62	16,377.885722	15,185.040518
10/31/2019	6,165.95	16,474.515248	15,514.555898
11/30/2019	5,932.1	17,151.617825	16,077.734277
12/31/2019	5,833.21	17,472.353078	16,563.281852
1/31/2020	5,890.78	17,316.849136	16,556.656539
2/29/2020	6,505.17	15,628.456345	15,194.043706
3/31/2020	6,928.4	13,499.860591	13,317.579308
4/30/2020	6,131.2	15,014.544949	15,024.892976
5/31/2020	5,823.21	15,714.222744	15,740.077881
6/30/2020	5,658.65	16,000.221598	16,053.305431
7/31/2020	5,506.16	16,401.82716	16,958.711857
8/31/2020	5,094.07	17,700.851871	18,178.04324
9/30/2020	5,185.26	17,314.9733	17,487.277597
10/31/2020	5,410	16,532.336507	17,022.116013
11/30/2020	4,803.13	18,539.362159	18,886.037716
12/31/2020	4,640.78	19,171.554408	19,611.261564
1/31/2021	4,723.85	18,797.709098	19,413.187823
2/28/2021	4,559.05	19,442.47052	19,948.991807
3/31/2021	4,259.24	20,760.670021	20,822.757648
4/30/2021	4,138.6	21,337.816647	21,934.692906
5/31/2021	4,041.82	21,809.382395	22,088.235756
6/30/2021	4,034.07	21,813.744272	22,602.89165
7/31/2021	3,973.78	22,106.048445	23,140.840471
8/31/2021	3,910.3	22,437.639172	23,844.322021
9/30/2021	4,073.17	21,495.258326	22,735.561047
10/31/2021	3,838.94	22,769.927145	24,329.323877
11/30/2021	3,970.31	21,972.979695	24,161.451542
12/31/2021	3,752.03	23,188.085472	25,243.884571
1/31/2022	3,869.04	22,436.791503	23,938.775739
2/28/2022	3,987.19	21,698.621063	23,223.006344
3/31/2022	3,874.93	22,238.916727	24,084.579879
4/30/2022	4,057.57	21,167.000941	21,984.404514
5/31/2022	4,026.24	21,236.852044	22,023.976442
6/30/2022	4,292.95	19,843.71455	20,206.998386
7/31/2022	4,017.32	21,197.055882	22,070.083637
8/31/2022	4,175.14	20,408.525403	21,169.624224
9/30/2022	4,573.97	18,620.738578	19,219.901833
10/31/2022	4,003.89	21,240.676496	20,776.713882
11/30/2022	3,783.67	22,523.613356	21,938.132188
12/31/2022	3,963.02	21,602.39757	20,674.495774
1/31/2023	3,867.06	22,235.347819	21,972.854108
2/28/2023	4,046.75	21,359.275115	21,436.716468
3/31/2023	3,984.2	21,803.548037	22,223.443962
4/30/2023	3,906.97	22,363.899222	22,570.129688
5/31/2023	4,059.53	21,654.963616	22,667.181246
6/30/2023	3,906.47	22,668.415914	24,165.481926
7/31/2023	3,801.66	23,448.209421	24,941.193896
8/31/2023	3,910.17	22,976.900412	24,544.628913
9/30/2023	4,077.51	22,191.090418	23,373.850114
10/31/2023	4,157.87	21,911.482678	22,882.999262
11/30/2023	3,837.4	23,916.383343	24,972.217094
12/31/2023	3,684.68	25,095.461042	26,105.95575
1/31/2024	3,664.21	25,424.211582	26,544.535807
2/29/2024	3,600.63	26,059.816871	27,962.014019
3/31/2024	3,548.61	26,635.738824	28,862.39087
4/30/2024	3,758.37	25,325.260474	27,684.805323
5/31/2024	3,691.64	25,978.652194	29,057.971667
6/30/2024	3,673.27	26,298.189616	30,101.15285
7/31/2024	3,539.39	27,484.237968	30,468.386914
8/31/2024	3,492.57	28,042.167999	31,208.768717
9/30/2024	3,449.13	28,591.794491	31,876.636367
10/31/2024	3,515.31	28,231.537881	31,586.558976
11/30/2024	3,279.37	30,416.658913	33,440.689988
12/31/2024	3,478.39	28,856.284311	32,644.801566
1/31/2025	3,339.05	30,235.614701	33,552.32705
2/28/2025	3,404.25	29,815.339656	33,116.146798
3/31/2025	3,562.69	28,604.836866	31,251.707733
4/30/2025	3,648.49	27,723.807891	31,039.196121
5/31/2025	3,519.77	28,877.118299	32,991.561557
6/30/2025	3,386.68	30,167.925487	34,670.83204
7/31/2025	3,401.25	30,216.194168	35,447.458678
8/31/2025	3,307.95	31,249.588008	36,167.042089
9/30/2025	3,261.85	31,874.579769	37,487.139125
10/31/2025	3,197.22	32,700.131385	38,364.338181
11/30/2025	3,195.49	32,857.092015	38,460.249026
12/31/2025	3,184.21	33,159.377262	38,483.325176
1/31/2026	3,141.25	33,756.246052	39,041.333391
2/28/2026	3,142.08	33,860.890415	38,744.619257
3/31/2026	3,324.72	32,100.124114	36,815.137218
4/30/2026	3,111.75	34,424.173099	40,677.045112
5/31/2026	3,037.09	35,432.801371	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Dow30℠	-13.71%	-5.56%	-11.23%
Dow Jones Industrial Average℠ Index	22.71%	10.18%	13.48%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 104,254,283
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 872,673
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,254,283 Number of Portfolio Holdings10 Net Investment Advisory Fees$872,673 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(80)%
DJIA CBOT E-Mini Index Futures	(20)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	27.2%
Information Technology	19.1%
Industrials	18.1%
Health Care	12.8%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Materials	3.7%
Energy	2.2%
Communication Services	1.8%

Largest Holdings [Text Block]

Holdings

The Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038835
Shareholder Report [Line Items]
Fund Name	Short Financials
Trading Symbol	SEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Financials (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SEF	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short Financials : $2,922	S&P Financial Select Sector Index : $32,605	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,228.02	9,679	10,026
7/31/2016	9,836.87	10,022.6	10,395.9594
8/31/2016	9,512.59	10,406.47	10,410.513743
9/30/2016	9,672.89	10,123.41	10,412.595846
10/31/2016	9,637.21	10,356.25	10,223.086602
11/30/2016	8,830.56	11,799.91	10,601.340806
12/31/2016	8,491.88	12,260.11	10,811.247354
1/31/2017	8,433.2	12,288.31	11,016.661053
2/28/2017	8,037.12	12,927.3	11,454.022497
3/31/2017	8,208.89	12,569.22	11,467.767324
4/30/2017	8,223.27	12,463.63	11,585.885328
5/31/2017	8,275.88	12,312.82	11,749.246311
6/30/2017	7,897.53	13,104.54	11,822.091638
7/31/2017	7,750.2	13,329.94	12,065.626726
8/31/2017	7,820.38	13,115.32	12,103.030169
9/30/2017	7,531.33	13,789.45	12,352.35259
10/31/2017	7,359.45	14,193.48	12,640.162405
11/30/2017	7,131.38	14,690.25	13,028.215391
12/31/2017	7,046.98	14,978.18	13,172.828582
1/31/2018	6,740.67	15,948.77	13,927.63166
2/28/2018	6,929.47	15,505.39	13,413.702052
3/31/2018	7,069.63	14,837.11	13,072.994019
4/30/2018	7,070.71	14,782.21	13,122.671397
5/31/2018	7,035.18	14,649.17	13,438.927777
6/30/2018	7,078.58	14,367.91	13,522.24913
7/31/2018	6,821.19	15,125.1	14,025.276797
8/31/2018	6,686.42	15,335.34	14,482.500821
9/30/2018	6,829.86	14,994.89	14,565.051075
10/31/2018	7,184.28	14,285.64	13,568.801582
11/30/2018	6,965.16	14,685.63	13,845.605134
12/31/2018	7,727.43	13,029.09	12,595.346991
1/31/2019	7,080.91	14,180.87	13,604.234285
2/28/2019	6,900.19	14,524.04	14,040.930205
3/31/2019	6,954.62	14,144.97	14,313.324251
4/30/2019	6,536.57	15,418.01	14,893.013883
5/31/2019	6,892.5	14,312.54	13,947.307502
6/30/2019	6,543.72	15,277.21	14,930.59268
7/31/2019	6,405.01	15,651.5	15,145.593215
8/31/2019	6,546.98	14,892.4	14,906.292842
9/30/2019	6,370.26	15,583.41	15,185.040518
10/31/2019	6,256.61	15,958.97	15,514.555898
11/30/2019	6,054.34	16,763.3	16,077.734277
12/31/2019	5,936.35	17,214.23	16,563.281852
1/31/2020	5,981.37	16,770.1	16,556.656539
2/29/2020	6,616.67	14,893.53	15,194.043706
3/31/2020	7,480.08	11,719.72	13,317.579308
4/30/2020	6,630.48	12,842.47	15,024.892976
5/31/2020	6,332.63	13,191.78	15,740.077881
6/30/2020	6,211.03	13,149.57	16,053.305431
7/31/2020	5,992.15	13,645.31	16,958.711857
8/31/2020	5,729.5	14,230.69	18,178.04324
9/30/2020	5,916.55	13,735.46	17,487.277597
10/31/2020	6,031.57	13,624.21	17,022.116013
11/30/2020	5,217.39	15,926.7	18,886.037716
12/31/2020	4,935.78	16,926.89	19,611.261564
1/31/2021	5,040.8	16,644.21	19,413.187823
2/28/2021	4,589.73	18,556.63	19,948.991807
3/31/2021	4,350.68	19,632.92	20,822.757648
4/30/2021	4,048.19	20,922.8	21,934.692906
5/31/2021	3,930.4	21,925	22,088.235756
6/30/2021	3,972.04	21,276.02	22,602.89165
7/31/2021	3,901.09	21,182.41	23,140.840471
8/31/2021	3,779.2	22,271.19	23,844.322021
9/30/2021	3,873.42	21,859.17	22,735.561047
10/31/2021	3,630.15	23,454.89	24,329.323877
11/30/2021	3,806.18	22,122.65	24,161.451542
12/31/2021	3,601.75	22,859.33	25,243.884571
1/31/2022	3,641.21	22,873.05	23,938.775739
2/28/2022	3,714.61	22,564.26	23,223.006344
3/31/2022	3,646.65	22,521.39	24,084.579879
4/30/2022	3,941.91	20,298.53	21,984.404514
5/31/2022	3,874.86	20,852.68	22,023.976442
6/30/2022	4,277.71	18,579.74	20,206.998386
7/31/2022	3,958.63	19,919.34	22,070.083637
8/31/2022	4,092.89	19,518.96	21,169.624224
9/30/2022	4,498.05	18,004.29	19,219.901833
10/31/2022	4,052.02	20,163	20,776.713882
11/30/2022	3,802.93	21,582.48	21,938.132188
12/31/2022	4,025.96	20,453.71	20,674.495774
1/31/2023	3,732.25	21,858.88	21,972.854108
2/28/2023	3,869.5	21,356.13	21,436.716468
3/31/2023	4,155.39	19,316.62	22,223.443962
4/30/2023	4,046.6	19,930.89	22,570.129688
5/31/2023	4,248.95	19,069.87	22,667.181246
6/30/2023	4,005.83	20,345.65	24,165.481926
7/31/2023	3,842.02	21,332.41	24,941.193896
8/31/2023	3,971.78	20,767.1	24,544.628913
9/30/2023	4,121.75	20,115.02	23,373.850114
10/31/2023	4,247.1	19,618.17	22,882.999262
11/30/2023	3,850.72	21,760.48	24,972.217094
12/31/2023	3,671.85	22,935.55	26,105.95575
1/31/2024	3,582.3	23,635.08	26,544.535807
2/29/2024	3,459.24	24,618.3	27,962.014019
3/31/2024	3,326.66	25,795.05	28,862.39087
4/30/2024	3,493.26	24,716.82	27,684.805323
5/31/2024	3,411.8	25,497.87	29,057.971667
6/30/2024	3,465.95	25,270.94	30,101.15285
7/31/2024	3,279.29	26,903.44	30,468.386914
8/31/2024	3,153.36	28,116.79	31,208.768717
9/30/2024	3,191.44	27,964.96	31,876.636367
10/31/2024	3,124.99	28,717.22	31,586.558976
11/30/2024	2,840.09	31,669.35	33,440.689988
12/31/2024	3,016.55	29,949.7	32,644.801566
1/31/2025	2,844.32	31,914.4	33,552.32705
2/28/2025	2,817.56	32,364.39	33,116.146798
3/31/2025	2,947.57	31,005.09	31,251.707733
4/30/2025	2,976.32	30,360.18	31,039.196121
5/31/2025	2,863.7	31,702.1	32,991.561557
6/30/2025	2,788.28	32,713.4	34,670.83204
7/31/2025	2,804.16	32,697.04	35,447.458678
8/31/2025	2,732.76	33,717.19	36,167.042089
9/30/2025	2,743.14	33,764.4	37,487.139125
10/31/2025	2,834.17	32,805.49	38,364.338181
11/30/2025	2,792.91	33,415.67	38,460.249026
12/31/2025	2,722.73	34,441.53	38,483.325176
1/31/2026	2,798.5	33,611.49	39,041.333391
2/28/2026	2,909.86	32,361.14	38,744.619257
3/31/2026	3,026.19	31,218.79	36,815.137218
4/30/2026	2,878.24	32,954.56	40,677.045112
5/31/2026	2,922.19	32,605.24	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Financials	2.04%	-5.76%	-11.58%
S&P Financial Select Sector Index	2.88%	8.26%	12.54%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 15,403,605
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 13,566
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,403,605 Number of Portfolio Holdings10 Net Investment Advisory Fees$13,566 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	100.0%

Largest Holdings [Text Block]

Holdings

The Short Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051849
Shareholder Report [Line Items]
Fund Name	Short FTSE China 50
Trading Symbol	YXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short FTSE China 50 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YXI	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short FTSE China 50 : $4,271	FTSE China 50 Index : $14,506	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	9,675.39	10,280	9,924
7/31/2016	9,312.62	10,624.38	10,348.7472
8/31/2016	8,882.2	11,254.405734	10,383.93294
9/30/2016	8,614.99	11,371.451554	10,426.507066
10/31/2016	8,851.72	11,216.799813	10,259.682952
11/30/2016	8,641.97	11,340.18461	10,395.110767
12/31/2016	9,145.61	10,889.979281	10,642.514404
1/31/2017	8,638.32	11,415.965281	10,914.962772
2/28/2017	8,281.66	11,831.506417	11,210.758264
3/31/2017	8,198.79	11,898.946003	11,365.466728
4/30/2017	8,180.25	11,941.782209	11,538.221822
5/31/2017	7,835.96	12,480.356587	11,790.90888
6/30/2017	7,873.74	12,420.450875	11,855.758879
7/31/2017	7,336.54	13,302.302887	12,172.307641
8/31/2017	7,036.34	13,801.139246	12,210.041794
9/30/2017	7,055.4	13,675.548878	12,474.999701
10/31/2017	6,748.25	14,337.445444	12,734.479695
11/30/2017	6,693.92	14,450.711263	12,987.895841
12/31/2017	6,548.21	14,765.736769	13,180.116699
1/31/2018	5,714.28	16,832.939916	13,905.023118
2/28/2018	6,301.79	15,358.37438	13,326.574156
3/31/2018	6,264.7	14,902.230661	13,045.383442
4/30/2018	6,288.43	15,271.805981	13,199.318966
5/31/2018	6,306.24	15,001.495015	13,249.476378
6/30/2018	6,741.22	14,059.401128	13,225.627321
7/31/2018	6,617.67	14,036.906086	13,656.782771
8/31/2018	6,775.69	13,831.967257	13,794.716277
9/30/2018	6,699.6	13,995.184471	13,896.797178
10/31/2018	7,253.49	12,752.41209	12,887.889703
11/30/2018	6,744.6	13,555.814052	13,055.432269
12/31/2018	7,165.64	13,021.714978	12,103.691256
1/31/2019	6,477.91	14,086.891263	13,028.413268
2/28/2019	6,400.83	14,464.419949	13,398.420205
3/31/2019	6,299.08	14,571.456657	13,588.677772
4/30/2019	6,268.55	14,752.142719	14,086.023379
5/31/2019	6,892.43	13,334.461804	13,274.668432
6/30/2019	6,432.64	14,281.208592	14,146.814148
7/31/2019	6,699.18	13,924.178377	14,180.766502
8/31/2019	7,013.67	13,113.791196	13,917.004245
9/30/2019	6,889.14	13,424.588047	14,249.620647
10/31/2019	6,660.39	13,867.599453	14,627.235594
11/30/2019	6,681.98	13,685.9339	15,010.469166
12/31/2019	6,149.46	14,912.193577	15,519.324071
1/31/2020	6,712.76	13,717.726872	15,384.305952
2/29/2020	6,539.96	13,773.969552	14,124.331294
3/31/2020	6,791.69	12,902.077279	12,303.70499
4/30/2020	6,543.82	13,535.569274	13,575.908086
5/31/2020	6,411.9	13,298.696811	14,185.466359
6/30/2020	6,215.73	13,800.057681	14,595.426337
7/31/2020	5,866.61	14,404.500208	15,282.870918
8/31/2020	5,496.05	15,278.85337	16,247.220073
9/30/2020	5,726.17	14,430.877008	15,704.562922
10/31/2020	5,429.19	15,285.184927	15,272.687442
11/30/2020	5,057.46	16,347.505279	17,168.027953
12/31/2020	5,026.25	16,574.735603	17,935.438803
1/31/2021	4,688.2	17,416.732171	17,795.54238
2/28/2021	4,684.38	17,209.473059	18,251.108265
3/31/2021	4,874.33	16,309.417618	18,884.421722
4/30/2021	4,895.62	16,389.333764	19,739.886026
5/31/2021	4,876.76	16,281.164161	20,081.386054
6/30/2021	4,830.08	16,473.281898	20,304.289439
7/31/2021	5,440.73	14,405.88502	20,543.880055
8/31/2021	5,345.93	14,624.854472	21,049.259504
9/30/2021	5,578.82	13,887.761807	20,171.505383
10/31/2021	5,346.97	14,525.210074	21,276.903878
11/30/2021	5,605.26	13,653.697469	20,872.642704
12/31/2021	5,741.65	13,260.470982	21,797.300776
1/31/2022	5,475.63	13,283.013783	20,788.08575
2/28/2022	5,921.9	12,600.266874	20,233.04386
3/31/2022	6,030.88	11,887.091769	20,769.219523
4/30/2022	6,152.18	11,561.385455	19,126.374258
5/31/2022	5,878.87	11,705.902773	19,237.307229
6/30/2022	5,430.86	12,278.321419	17,590.59373
7/31/2022	6,027.32	11,111.880884	18,888.779548
8/31/2022	6,037.13	11,128.548705	18,101.11744
9/30/2022	7,015.92	9,471.507803	16,394.182066
10/31/2022	8,495.78	7,634.0352892	17,508.986446
11/30/2022	6,182.52	10,039.519809	18,913.207159
12/31/2022	5,994.48	10,670.001653	18,128.309062
1/31/2023	5,304.64	11,862.907838	19,428.108822
2/28/2023	6,022.35	10,465.457294	18,876.350531
3/31/2023	5,684.1	11,086.058912	19,521.92172
4/30/2023	5,926.97	10,527.321543	19,857.698773
5/31/2023	6,451.12	9,755.6688737	19,688.908334
6/30/2023	6,124.49	10,237.598916	20,860.398379
7/31/2023	5,458.12	11,361.687277	21,534.189247
8/31/2023	6,055.94	10,333.454578	21,008.755029
9/30/2023	6,263.25	10,128.852178	20,096.975061
10/31/2023	6,516.38	9,631.5255359	19,558.37613
11/30/2023	6,611.46	9,543.8786535	21,347.967545
12/31/2023	6,752.37	9,290.0114813	22,366.265597
1/31/2024	7,437.95	8,415.8214009	22,572.035241
2/29/2024	6,882.19	9,213.6412697	23,571.976402
3/31/2024	6,708.27	9,353.688617	24,378.137995
4/30/2024	6,346.77	10,110.402026	23,532.216606
5/31/2024	6,065.1	10,252.958695	24,609.992127
6/30/2024	6,212.95	10,225.275706	25,161.255951
7/31/2024	6,303.65	10,120.977894	25,586.481176
8/31/2024	6,142.46	10,468.127436	26,228.701854
9/30/2024	5,048.7	12,859.047742	26,758.521631
10/31/2024	4,989.78	12,352.401261	26,239.406312
11/30/2024	5,169.5	11,801.484165	27,246.999514
12/31/2024	5,048.09	12,261.742047	26,609.419725
1/31/2025	4,820.06	12,547.440637	27,487.530576
2/28/2025	4,354.46	14,000.434263	27,407.816738
3/31/2025	4,267.74	14,259.442297	26,286.837033
4/30/2025	4,441.06	13,617.767393	26,457.701474
5/31/2025	4,300.05	14,184.266517	28,037.226252
6/30/2025	4,043.94	14,799.863684	29,290.490265
7/31/2025	3,985.1	15,186.140126	29,662.479492
8/31/2025	3,841.27	15,546.051647	30,451.501446
9/30/2025	3,642.36	16,813.054856	31,572.116699
10/31/2025	3,771.04	16,111.950469	32,282.489325
11/30/2025	3,797.14	15,991.11084	32,366.423797
12/31/2025	3,891.37	15,831.199732	32,728.927744
1/31/2026	3,760.31	16,491.36076	33,678.066648
2/28/2026	4,001.35	15,439.211944	34,125.984935
3/31/2026	4,154.22	14,489.700409	31,819.068353
4/30/2026	4,064.62	14,962.064643	35,048.703791
5/31/2026	4,271.11	14,505.721671	36,913.294833

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short FTSE China 50	-0.67%	-2.62%	-8.16%
FTSE China 50 Index	2.27%	-2.28%	3.79%
S&P Global 1200 Index	31.64%	12.94%	13.94%

AssetsNet	$ 4,569,792
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,569,792 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	34.8%
Consumer Discretionary	25.5%
Communication Services	16.3%
Information Technology	5.4%
Energy	5.3%
Industrials	4.1%
Materials	3.9%
Health Care	2.3%
Real Estate	1.1%
Consumer Staples	0.9%
Other	0.4%

Largest Holdings [Text Block]

Holdings

The Short FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051853
Shareholder Report [Line Items]
Fund Name	Short High Yield
Trading Symbol	SJB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short High Yield (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SJB	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short High Yield : $6,702	Markit iBoxx® $ Liquid High Yield Index : $16,955	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,800.98	10,080	10,180
7/31/2016	9,657.85	10,315.872	10,241.08
8/31/2016	9,454.16	10,541.789597	10,230.84
9/30/2016	9,340.51	10,592.390187	10,220.61
10/31/2016	9,419.59	10,587.093992	10,138.84
11/30/2016	9,394.75	10,541.569488	9,895.51
12/31/2016	9,212.54	10,737.64268	9,905.41
1/31/2017	9,121.16	10,854.682985	9,925.22
2/28/2017	8,975.69	11,017.50323	9,994.69
3/31/2017	8,977.23	10,987.755971	9,984.7
4/30/2017	8,899.89	11,096.534755	10,064.58
5/31/2017	8,803.71	11,204.171143	10,145.09
6/30/2017	8,786.72	11,215.375314	10,134.95
7/31/2017	8,694.37	11,336.501367	10,175.49
8/31/2017	8,684.48	11,317.229315	10,267.07
9/30/2017	8,631.86	11,405.503703	10,215.73
10/31/2017	8,623.61	11,439.720215	10,225.95
11/30/2017	8,652.87	11,393.961334	10,215.72
12/31/2017	8,633.92	11,415.60986	10,266.8
1/31/2018	8,632.41	11,466.980105	10,143.6
2/28/2018	8,705.68	11,360.33719	10,052.31
3/31/2018	8,724.85	11,296.719301	10,112.62
4/30/2018	8,684.33	11,383.70404	10,041.83
5/31/2018	8,683.33	11,404.194707	10,112.12
6/30/2018	8,678.33	11,452.092325	10,102.01
7/31/2018	8,539.69	11,589.517433	10,102.01
8/31/2018	8,485.17	11,675.279862	10,162.62
9/30/2018	8,445.74	11,738.326373	10,101.65
10/31/2018	8,622.15	11,549.339319	10,020.84
11/30/2018	8,662.74	11,493.90249	10,080.96
12/31/2018	8,850.08	11,245.634196	10,262.42
1/31/2019	8,440.75	11,783.175511	10,375.3
2/28/2019	8,349.31	11,974.062954	10,364.93
3/31/2019	8,254.24	12,089.013958	10,561.86
4/30/2019	8,185.01	12,244.962238	10,561.86
5/31/2019	8,357.49	12,074.757263	10,751.98
6/30/2019	8,110.17	12,381.456098	10,891.75
7/31/2019	8,106.22	12,453.268543	10,913.54
8/31/2019	8,055.38	12,508.062925	11,197.29
9/30/2019	8,026.9	12,545.587113	11,141.3
10/31/2019	8,032.96	12,594.514903	11,174.73
11/30/2019	7,988.47	12,646.152414	11,163.55
12/31/2019	7,839.03	12,892.752386	11,152.39
1/31/2020	7,874.41	12,850.206303	11,364.28
2/29/2020	7,976.53	12,636.892879	11,568.84
3/31/2020	8,709.12	11,346.666116	11,499.43
4/30/2020	8,216.72	11,749.472763	11,706.42
5/31/2020	7,954.14	12,244.125566	11,764.95
6/30/2020	7,965.75	12,225.759378	11,835.54
7/31/2020	7,557.62	12,811.373252	12,013.07
8/31/2020	7,541.56	12,907.458552	11,916.97
9/30/2020	7,594.18	12,746.11532	11,905.05
10/31/2020	7,543.57	12,789.452112	11,857.43
11/30/2020	7,279.84	13,270.335511	11,976
12/31/2020	7,122.03	13,493.277148	11,987.98
1/31/2021	7,133.45	13,524.311685	11,904.06
2/28/2021	7,134.73	13,532.426272	11,737.41
3/31/2021	7,029.6	13,585.202735	11,596.56
4/30/2021	6,966.25	13,719.696242	11,689.33
5/31/2021	6,943.83	13,744.391695	11,724.4
6/30/2021	6,832.64	13,903.826639	11,806.47
7/31/2021	6,804.19	13,930.243909	11,936.34
8/31/2021	6,743.13	14,019.39747	11,912.47
9/30/2021	6,747.95	13,995.564495	11,805.26
10/31/2021	6,750.07	13,952.178245	11,805.26
11/30/2021	6,809.18	13,804.285155	11,840.67
12/31/2021	6,635.87	14,096.936001	11,805.15
1/31/2022	6,796.36	13,692.353937	11,545.44
2/28/2022	6,833.91	13,599.245931	11,418.44
3/31/2022	6,894.77	13,479.572566	11,098.72
4/30/2022	7,169.43	12,948.477407	10,676.97
5/31/2022	7,025.14	13,075.372486	10,741.03
6/30/2022	7,521.93	12,147.021039	10,569.17
7/31/2022	7,033.22	12,974.233172	10,822.83
8/31/2022	7,340.91	12,529.216974	10,519.79
9/30/2022	7,619.02	12,061.877181	10,067.44
10/31/2022	7,363.53	12,440.620125	9,936.57
11/30/2022	7,124.46	12,718.045953	10,304.22
12/31/2022	7,271.87	12,580.691057	10,252.7
1/31/2023	7,033.21	13,081.402561	10,570.53
2/28/2023	7,187.29	12,868.1757	10,295.7
3/31/2023	7,072.29	13,039.322436	10,553.09
4/30/2023	7,084.65	13,141.029151	10,616.41
5/31/2023	7,202.32	12,979.394493	10,499.63
6/30/2023	7,110.89	13,198.74626	10,457.63
7/31/2023	7,062.3	13,382.208833	10,447.17
8/31/2023	7,086.09	13,410.311471	10,384.49
9/30/2023	7,237.23	13,246.705671	10,124.88
10/31/2023	7,349.41	13,074.498498	9,962.88
11/30/2023	7,042.05	13,681.155228	10,411.21
12/31/2023	6,859.35	14,202.407242	10,806.83
1/31/2024	6,885.42	14,172.582187	10,774.41
2/29/2024	6,900.92	14,206.596384	10,623.57
3/31/2024	6,865.91	14,362.868944	10,719.18
4/30/2024	6,997.63	14,217.803968	10,451.21
5/31/2024	6,928.54	14,389.839396	10,628.88
6/30/2024	6,934.13	14,526.54287	10,724.54
7/31/2024	6,816.29	14,831.600271	10,971.2
8/31/2024	6,756.36	15,061.490075	11,124.8
9/30/2024	6,682.5	15,308.498512	11,269.42
10/31/2024	6,785.64	15,222.77092	10,987.68
11/30/2024	6,712.99	15,402.399617	11,108.55
12/31/2024	6,803.42	15,333.088819	10,930.81
1/31/2025	6,750.14	15,553.885298	10,985.47
2/28/2025	6,718.85	15,656.540941	11,227.15
3/31/2025	6,823.72	15,509.369456	11,227.15
4/30/2025	6,838.88	15,523.327888	11,272.05
5/31/2025	6,760.58	15,788.776795	11,193.15
6/30/2025	6,675.58	16,080.869166	11,361.05
7/31/2025	6,706.55	16,146.80073	11,326.96
8/31/2025	6,673.71	16,337.332978	11,462.89
9/30/2025	6,651.79	16,445.159376	11,588.98
10/31/2025	6,691.65	16,481.338727	11,658.51
11/30/2025	6,673.85	16,570.337956	11,728.46
12/31/2025	6,679.03	16,687.987355	11,716.74
1/31/2026	6,671.82	16,766.420896	11,728.45
2/28/2026	6,704.49	16,786.540601	11,916.11
3/31/2026	6,797.18	16,615.317887	11,701.62
4/30/2026	6,713.24	16,877.839909	11,713.32
5/31/2026	6,702.4	16,955.477973	11,748.46

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short High Yield	-0.86%	-0.71%	-3.92%
Markit iBoxx® $ Liquid High Yield Index	7.40%	4.29%	5.42%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 66,504,914
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 503,872
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$66,504,914 Number of Portfolio Holdings6 Net Investment Advisory Fees$503,872 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
High Yield	100.0%

Largest Holdings [Text Block]

Holdings

The Short High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000018467
Shareholder Report [Line Items]
Fund Name	Short MidCap400
Trading Symbol	MYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MYY	$87	0.95%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short MidCap400 : $3,078	S&P MidCap 400® Index : $29,176	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,911.35	10,042	10,028
7/31/2016	9,493.02	10,472.8	10,406.06
8/31/2016	9,436.85	10,525.17	10,426.87
9/30/2016	9,472.36	10,457.8	10,425.83
10/31/2016	9,721.71	10,177.54	10,220.44
11/30/2016	8,984.96	10,992.76	10,658.89
12/31/2016	8,782.6	11,233.5	10,876.33
1/31/2017	8,628.7	11,422.22	11,072.11
2/28/2017	8,403.99	11,721.48	11,491.74
3/31/2017	8,427.89	11,675.77	11,499.79
4/30/2017	8,353.08	11,773.85	11,615.93
5/31/2017	8,389.47	11,716.15	11,750.68
6/30/2017	8,252.96	11,905.95	11,841.16
7/31/2017	8,179.94	12,010.73	12,070.88
8/31/2017	8,304.12	11,826.96	12,081.74
9/30/2017	7,992.35	12,290.58	12,366.87
10/31/2017	7,817.23	12,568.35	12,648.83
11/30/2017	7,543.08	13,030.86	13,043.48
12/31/2017	7,533.55	13,059.53	13,173.91
1/31/2018	7,327.3	13,434.34	13,889.26
2/28/2018	7,645.11	12,839.2	13,369.8
3/31/2018	7,567.35	12,958.6	13,079.67
4/30/2018	7,588.18	12,924.91	13,126.76
5/31/2018	7,296.57	13,458.71	13,474.62
6/30/2018	7,276.55	13,515.24	13,558.16
7/31/2018	7,162.56	13,753.1	14,042.19
8/31/2018	6,954.16	14,191.83	14,505.58
9/30/2018	7,043.15	14,035.72	14,554.9
10/31/2018	7,778.01	12,695.31	13,517.14
11/30/2018	7,545.71	13,091.4	13,799.64
12/31/2018	8,477.21	11,609.45	12,520.42
1/31/2019	7,678.59	12,823.8	13,553.35
2/28/2019	7,382.14	13,367.53	14,001.97
3/31/2019	7,431.07	13,291.34	14,228.8
4/30/2019	7,158.5	13,825.65	14,803.64
5/31/2019	7,781.97	12,723.74	13,838.44
6/30/2019	7,233.56	13,695.84	14,820.97
7/31/2019	7,167.66	13,858.82	15,029.95
8/31/2019	7,461.39	13,278.13	14,754.9
9/30/2019	7,247.48	13,684.44	15,047.05
10/31/2019	7,170.69	13,839.08	15,361.53
11/30/2019	6,970.35	14,250.1	15,909.94
12/31/2019	6,789.12	14,650.53	16,387.24
1/31/2020	6,976.94	14,268.15	16,338.08
2/29/2020	7,682.38	12,914.1	14,975.48
3/31/2020	8,771.42	10,299	13,016.69
4/30/2020	7,491.1	11,759.39	14,694.54
5/31/2020	6,893.35	12,619.01	15,413.1
6/30/2020	6,718.68	12,778	15,719.82
7/31/2020	6,396.06	13,367.07	16,592.27
8/31/2020	6,167.67	13,836.25	17,738.8
9/30/2020	6,340.71	13,386.58	17,066.5
10/31/2020	6,179.39	13,677.07	16,677.38
11/30/2020	5,376.16	15,630.15	18,561.93
12/31/2020	5,035.8	16,649.24	19,324.82
1/31/2021	4,938.32	16,898.97	19,193.41
2/28/2021	4,607.26	18,048.1	19,794.17
3/31/2021	4,372.59	18,890.95	20,659.17
4/30/2021	4,174.8	19,741.04	21,731.38
5/31/2021	4,153.26	19,780.53	21,883.5
6/30/2021	4,184.27	19,578.77	22,338.68
7/31/2021	4,155.17	19,645.33	22,814.49
8/31/2021	4,066.54	20,028.42	23,487.52
9/30/2021	4,224.22	19,233.29	22,416.49
10/31/2021	3,979.47	20,366.13	23,952.02
11/30/2021	4,085.9	19,767.37	23,746.03
12/31/2021	3,870.48	20,771.55	24,819.35
1/31/2022	4,153.07	19,273.92	23,494
2/28/2022	4,089.54	19,487.86	22,869.06
3/31/2022	4,005.27	19,756.79	23,669.47
4/30/2022	4,291.28	18,352.08	21,631.53
5/31/2022	4,223.13	18,489.72	21,687.77
6/30/2022	4,636.55	16,711.01	19,879.01
7/31/2022	4,174.34	18,524.16	21,733.73
8/31/2022	4,304.19	17,949.91	20,857.86
9/30/2022	4,728.1	16,300.31	18,932.68
10/31/2022	4,263.36	18,015.11	20,511.66
11/30/2022	4,010.19	19,117.63	21,656.21
12/31/2022	4,257.44	18,058.51	20,406.65
1/31/2023	3,910.48	19,725.31	21,741.24
2/28/2023	3,999.3	19,368.29	21,225.98
3/31/2023	4,136.32	18,746.56	21,869.12
4/30/2023	4,189.35	18,600.34	22,157.8
5/31/2023	4,351.08	18,006.99	22,197.68
6/30/2023	4,004.33	19,656.43	23,702.68
7/31/2023	3,867.97	20,468.24	24,489.61
8/31/2023	4,009.14	19,876.71	24,065.94
9/30/2023	4,253.9	18,831.19	22,905.96
10/31/2023	4,514.58	17,825.61	22,360.8
11/30/2023	4,179.63	19,342.57	24,391.16
12/31/2023	3,858.61	21,029.24	25,605.84
1/31/2024	3,947.86	20,669.64	25,948.96
2/29/2024	3,743.52	21,897.42	27,329.45
3/31/2024	3,563.15	23,123.67	28,244.98
4/30/2024	3,810.49	21,731.63	27,050.22
5/31/2024	3,669.95	22,685.64	28,383.79
6/30/2024	3,748.06	22,327.21	29,280.72
7/31/2024	3,556.07	23,624.42	29,775.57
8/31/2024	3,572.17	23,605.52	30,424.67
9/30/2024	3,549.29	23,879.35	31,048.38
10/31/2024	3,595.72	23,709.8	30,756.53
11/30/2024	3,313.36	25,798.64	32,651.13
12/31/2024	3,583.03	23,961.77	31,736.9
1/31/2025	3,467.8	24,884.3	32,641.4
2/28/2025	3,641	23,801.83	32,125.66
3/31/2025	3,860.47	22,499.87	30,313.78
4/30/2025	3,894.98	21,993.63	30,056.11
5/31/2025	3,706.45	23,181.28	31,925.6
6/30/2025	3,595.47	24,011.17	33,515.49
7/31/2025	3,556.04	24,400.15	34,246.13
8/31/2025	3,453.99	25,227.32	35,002.97
9/30/2025	3,455.84	25,343.36	36,200.07
10/31/2025	3,485.69	25,224.25	36,967.51
11/30/2025	3,425.25	25,741.35	37,111.69
12/31/2025	3,439.36	25,759.37	37,133.95
1/31/2026	3,317.62	26,802.62	37,757.8
2/28/2026	3,195.52	27,906.89	37,595.45
3/31/2026	3,380.89	26,402.71	35,723.19
4/30/2026	3,144.34	28,477.96	39,420.54
5/31/2026	3,077.54	29,175.67	41,395.51

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short MidCap400	-16.97%	-5.82%	-11.12%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

AssetsNet	$ 2,629,906
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,629,906 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(86)%
S&P Midcap 400® E-Mini Index Futures	(14)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.9%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Utilities	3.2%
Consumer Staples	3.1%
Other	1.0%

Largest Holdings [Text Block]

Holdings

The Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051872
Shareholder Report [Line Items]
Fund Name	Short MSCI EAFE
Trading Symbol	EFZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short MSCI EAFE (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFZ	$88	0.95%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short MSCI EAFE : $4,158	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000
6/30/2016	10,124.58	9,664
7/31/2016	9,722.96	10,153.9648
8/31/2016	9,661.18	10,161.072575
9/30/2016	9,509.89	10,286.053768
10/31/2016	9,718.57	10,075.189666
11/30/2016	9,884.05	9,874.6933914
12/31/2016	9,612.58	10,212.407905
1/31/2017	9,299.4	10,508.567735
2/28/2017	9,185.87	10,658.840253
3/31/2017	8,889.83	10,951.95836
4/30/2017	8,671.46	11,230.138103
5/31/2017	8,369.9	11,642.284171
6/30/2017	8,339.59	11,621.328059
7/31/2017	8,123.34	11,956.022308
8/31/2017	8,128.22	11,951.239899
9/30/2017	7,943.36	12,248.825772
10/31/2017	7,815.36	12,435.007924
11/30/2017	7,765.24	12,565.575507
12/31/2017	7,667.06	12,767.881273
1/31/2018	7,302.93	13,408.828913
2/28/2018	7,645.7	12,804.090729
3/31/2018	7,709.97	12,551.850141
4/30/2018	7,600.07	12,860.625655
5/31/2018	7,752.44	12,571.261578
6/30/2018	7,883.28	12,417.892186
7/31/2018	7,674.28	12,723.372334
8/31/2018	7,857.36	12,477.811248
9/30/2018	7,790.15	12,586.368206
10/31/2018	8,477.02	11,584.493297
11/30/2018	8,442.77	11,569.433455
12/31/2018	8,918.79	11,008.315933
1/31/2019	8,375.15	11,731.56229
2/28/2019	8,184.23	12,030.717128
3/31/2019	8,126.63	12,106.510646
4/30/2019	7,913.73	12,446.703595
5/31/2019	8,343.01	11,849.261823
6/30/2019	7,892.05	12,551.923049
7/31/2019	8,066.65	12,392.513626
8/31/2019	8,226.02	12,071.547523
9/30/2019	7,986.98	12,418.000937
10/31/2019	7,732.03	12,863.80717
11/30/2019	7,654.47	13,009.168192
12/31/2019	7,438.01	13,431.966158
1/31/2020	7,656.81	13,151.238065
2/29/2020	8,282.43	11,962.366144
3/31/2020	9,129.9	10,365.390264
4/30/2020	8,533.68	11,034.994475
5/31/2020	8,047.8	11,515.016734
6/30/2020	7,717.11	11,906.527303
7/31/2020	7,545.45	12,183.94939
8/31/2020	7,187.41	12,810.204388
9/30/2020	7,313.11	12,477.139074
10/31/2020	7,558.17	11,979.301225
11/30/2020	6,585.35	13,836.092915
12/31/2020	6,257.03	14,479.471235
1/31/2021	6,289.13	14,324.540893
2/28/2021	6,139.76	14,645.410609
3/31/2021	5,976.8	14,982.255053
4/30/2021	5,791.57	15,433.22093
5/31/2021	5,580.43	15,987.273562
6/30/2021	5,630.83	15,757.056823
7/31/2021	5,574.28	15,875.234749
8/31/2021	5,486.05	16,154.63888
9/30/2021	5,655.52	15,686.154353
10/31/2021	5,471.14	16,072.03375
11/30/2021	5,715.77	15,324.68418
12/31/2021	5,458.42	16,109.30801
1/31/2022	5,650.04	15,331.228434
2/28/2022	5,826.35	15,059.86569
3/31/2022	5,747.95	15,156.248831
4/30/2022	6,144.51	14,175.639531
5/31/2022	5,993.85	14,281.956828
6/30/2022	6,538	12,956.591234
7/31/2022	6,203.32	13,601.829478
8/31/2022	6,609.15	12,955.742577
9/30/2022	7,261.96	11,744.380646
10/31/2022	6,847.55	12,376.228325
11/30/2022	6,039.71	13,769.791635
12/31/2022	6,173.25	13,780.807468
1/31/2023	5,682.92	14,897.052873
2/28/2023	5,885.2	14,585.704468
3/31/2023	5,725.3	14,947.429939
4/30/2023	5,589.65	15,368.947463
5/31/2023	5,855.9	14,718.840985
6/30/2023	5,635.43	15,388.54825
7/31/2023	5,514.9	15,887.137213
8/31/2023	5,774.36	15,278.659858
9/30/2023	6,025.89	14,756.129691
10/31/2023	6,239.4	14,158.506438
11/30/2023	5,797.21	15,472.415836
12/31/2023	5,532.97	16,294.001117
1/31/2024	5,589.07	16,388.506323
2/29/2024	5,456.38	16,688.415989
3/31/2024	5,305.08	17,219.107618
4/30/2024	5,509.81	16,797.239481
5/31/2024	5,279.72	17,447.292649
6/30/2024	5,407.19	17,166.391237
7/31/2024	5,300.4	17,669.3665
8/31/2024	5,154.51	18,243.620912
9/30/2024	5,140.04	18,411.462224
10/31/2024	5,454.29	17,409.878679
11/30/2024	5,497.79	17,310.642371
12/31/2024	5,693.24	16,917.690789
1/31/2025	5,457.73	17,807.561324
2/28/2025	5,323.43	18,153.028014
3/31/2025	5,330.12	18,080.415902
4/30/2025	5,096.53	18,908.49895
5/31/2025	4,886.57	19,774.508202
6/30/2025	4,791.92	20,209.547383
7/31/2025	4,916.62	19,926.613719
8/31/2025	4,726.94	20,775.487464
9/30/2025	4,654.95	21,172.299274
10/31/2025	4,622.07	21,422.132406
11/30/2025	4,602.79	21,554.949627
12/31/2025	4,502.92	22,201.598115
1/31/2026	4,306.79	23,360.521537
2/28/2026	4,129.52	24,442.113684
3/31/2026	4,470.89	21,927.020186
4/30/2026	4,248.6	23,560.58319
5/31/2026	4,157.51	24,283.893094

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short MSCI EAFE	-14.92%	-5.72%	-8.40%
MSCI EAFE Index	22.80%	8.71%	9.27%

AssetsNet	$ 11,976,539
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 372
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,976,539 Number of Portfolio Holdings6 Net Investment Advisory Fees$372 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	24.6%
Industrials	19.5%
Information Technology	10.8%
Health Care	10.2%
Consumer Discretionary	8.5%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	4.2%
Utilities	3.8%
Energy	3.7%
Other	1.7%

Country Weights

Table Summary
Country	% of Exposure
Japan	23.6%
United Kingdom	14.5%
France	10.0%
Switzerland	9.3%
Germany	9.0%
Australia	6.5%
Netherlands	5.7%
Spain	3.8%
Sweden	3.6%
Italy	3.3%
Other	10.7%

Largest Holdings [Text Block]

Holdings

The Short MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051870
Shareholder Report [Line Items]
Fund Name	Short MSCI Emerging Markets
Trading Symbol	EUM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EUM	$79	0.95%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short MSCI Emerging Markets : $3,300	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000
6/30/2016	9,473.96	10,400
7/31/2016	8,959.31	10,923.12
8/31/2016	8,864.13	11,195.105688
9/30/2016	8,595.71	11,339.522551
10/31/2016	8,647.39	11,366.737405
11/30/2016	8,993.6	10,843.867485
12/31/2016	8,989.51	10,867.723993
1/31/2017	8,414.57	11,462.188496
2/28/2017	8,262.21	11,812.931464
3/31/2017	7,953.31	12,110.617337
4/30/2017	7,814.64	12,375.839856
5/31/2017	7,585.13	12,742.164716
6/30/2017	7,508.9	12,870.86058
7/31/2017	7,088.96	13,637.96387
8/31/2017	6,918.22	13,942.090465
9/30/2017	6,917.2	13,886.322103
10/31/2017	6,693.23	14,373.732008
11/30/2017	6,711.69	14,402.479472
12/31/2017	6,464.51	14,919.528486
1/31/2018	5,961.81	16,162.325208
2/28/2018	6,285.46	15,417.242016
3/31/2018	6,230.41	15,110.4389
4/30/2018	6,404.95	15,063.59654
5/31/2018	6,569.45	14,530.345222
6/30/2018	6,872.89	13,927.335895
7/31/2018	6,631.81	14,233.737285
8/31/2018	6,873.97	13,849.426378
9/30/2018	6,912.31	13,776.024419
10/31/2018	7,538.45	12,576.132692
11/30/2018	7,157.67	13,094.269359
12/31/2018	7,408.39	12,747.271221
1/31/2019	6,704.69	13,863.932179
2/28/2019	6,812.96	13,894.43283
3/31/2019	6,735.29	14,011.146066
4/30/2019	6,588.79	14,306.781248
5/31/2019	7,102.42	13,268.108929
6/30/2019	6,690.36	14,096.038927
7/31/2019	6,884.42	13,924.067252
8/31/2019	7,138.93	13,244.57277
9/30/2019	7,025.36	13,497.54411
10/31/2019	6,747.34	14,067.140471
11/30/2019	6,754.79	14,047.446475
12/31/2019	6,271.21	15,095.385982
1/31/2020	6,664.47	14,391.940995
2/29/2020	6,904.19	13,633.485704
3/31/2020	7,677.96	11,533.928906
4/30/2020	7,068.13	12,590.436794
5/31/2020	6,821.35	12,687.383157
6/30/2020	6,344.92	13,619.905819
7/31/2020	5,826.35	14,837.525399
8/31/2020	5,644.07	15,165.434711
9/30/2020	5,680.16	14,922.787755
10/31/2020	5,583.88	15,230.197183
11/30/2020	5,102.28	16,638.990422
12/31/2020	4,749.08	17,861.956218
1/31/2021	4,578.89	18,410.318274
2/28/2021	4,523.08	18,550.236693
3/31/2021	4,523.36	18,270.128119
4/30/2021	4,456.38	18,725.054309
5/31/2021	4,366.69	18,940.392434
6/30/2021	4,313.69	19,192.299653
7/31/2021	4,587.86	17,900.657887
8/31/2021	4,499.66	18,369.655123
9/30/2021	4,663.02	17,640.379815
10/31/2021	4,599.3	17,815.019575
11/30/2021	4,777.65	17,088.166776
12/31/2021	4,690.18	17,409.424312
1/31/2022	4,667.29	17,080.386192
2/28/2022	4,858.51	16,569.682645
3/31/2022	4,960.64	16,195.207817
4/30/2022	5,263.42	15,294.754263
5/31/2022	5,197.96	15,362.051181
6/30/2022	5,452.27	14,340.474778
7/31/2022	5,463.2	14,304.623591
8/31/2022	5,539.35	14,364.70301
9/30/2022	6,251.34	12,681.159817
10/31/2022	6,359.84	12,288.043863
11/30/2022	5,488.39	14,110.360768
12/31/2022	5,653.2	13,911.404681
1/31/2023	5,192.11	15,010.405651
2/28/2023	5,633.18	14,037.731365
3/31/2023	5,475.27	14,463.074625
4/30/2023	5,543.75	14,299.641882
5/31/2023	5,706.06	14,059.407898
6/30/2023	5,490.43	14,593.665398
7/31/2023	5,194.87	15,502.850752
8/31/2023	5,590.41	14,547.875146
9/30/2023	5,797.69	14,166.720817
10/31/2023	6,023.87	13,615.635377
11/30/2023	5,612.89	14,704.886208
12/31/2023	5,443.76	15,279.847258
1/31/2024	5,728.95	14,570.862346
2/29/2024	5,524.39	15,264.435393
3/31/2024	5,404.38	15,600.252972
4/30/2024	5,442.13	15,712.574793
5/31/2024	5,367.24	15,800.565212
6/30/2024	5,255.44	16,423.107482
7/31/2024	5,236.76	16,472.376804
8/31/2024	5,205.49	16,737.582071
9/30/2024	4,935.52	17,855.652553
10/31/2024	5,112.7	17,061.076014
11/30/2024	5,275.38	16,448.583385
12/31/2024	5,391.31	16,425.555369
1/31/2025	5,298.49	16,719.57281
2/28/2025	5,256.81	16,799.826759
3/31/2025	5,210.34	16,905.665668
4/30/2025	5,167.93	17,127.129888
5/31/2025	4,988.71	17,858.458334
6/30/2025	4,678.37	18,931.75168
7/31/2025	4,672.63	19,300.920838
8/31/2025	4,572.29	19,547.972625
9/30/2025	4,290.55	20,945.652667
10/31/2025	4,153.41	21,821.180949
11/30/2025	4,240.24	21,299.654724
12/31/2025	4,169	21,936.5144
1/31/2026	3,866.53	23,877.895925
2/28/2026	3,657.99	25,191.180201
3/31/2026	4,002.46	21,901.212066
4/30/2026	3,545.21	25,122.880361
5/31/2026	3,299.77	27,557.287468

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short MSCI Emerging Markets	-33.86%	-5.45%	-10.49%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

AssetsNet	$ 10,210,770
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,210,770 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	43.2%
Financials	17.8%
Consumer Discretionary	8.5%
Industrials	7.0%
Communication Services	6.1%
Materials	6.0%
Energy	3.3%
Consumer Staples	2.8%
Health Care	2.4%
Utilities	1.9%
Other	1.0%

Country Weights

Table Summary
Country	% of Exposure
Taiwan	26.4%
South Korea	23.1%
China	20.4%
India	10.9%
Brazil	3.9%
South Africa	3.0%
Saudi Arabia	2.4%
Mexico	1.7%
United Arab Emirates	1.1%
Thailand	1.0%
Other	6.1%

Largest Holdings [Text Block]

Holdings

The Short MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000018469
Shareholder Report [Line Items]
Fund Name	Short QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	PSQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSQ	$82	0.95%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short QQQ® : $1,194	Nasdaq-100® Index : $73,373	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	10,197.57	9,770	9,794
7/31/2016	9,509.2	10,466.601	10,445.301
8/31/2016	9,402.32	10,579.6403	10,568.555552
9/30/2016	9,179.19	10,816.6242	10,775.699241
10/31/2016	9,309.06	10,655.4565	10,531.090868
11/30/2016	9,251.15	10,701.275	10,825.961412
12/31/2016	9,137.75	10,824.3397	10,954.790353
1/31/2017	8,680.26	11,392.6175	11,431.323733
2/28/2017	8,316.91	11,890.4749	11,878.288491
3/31/2017	8,149.62	12,134.2296	12,064.777621
4/30/2017	7,931.99	12,469.1343	12,348.299895
5/31/2017	7,633.05	12,952.9368	12,677.999502
6/30/2017	7,810.36	12,642.0663	12,567.700906
7/31/2017	7,498.95	13,169.2404	12,997.516277
8/31/2017	7,346.95	13,436.576	13,183.38076
9/30/2017	7,358.79	13,420.4521	13,329.716286
10/31/2017	7,038.76	14,031.0827	13,810.919044
11/30/2017	6,899.18	14,320.123	14,134.09455
12/31/2017	6,870.05	14,394.5876	14,201.938204
1/31/2018	6,321.94	15,646.9168	15,252.881631
2/28/2018	6,366.87	15,456.0244	14,987.481491
3/31/2018	6,604.17	14,847.057	14,569.330757
4/30/2018	6,562.05	14,907.93	14,580.986222
5/31/2018	6,217.37	15,754.7004	15,382.940464
6/30/2018	6,156.08	15,926.4266	15,533.69328
7/31/2018	5,994.16	16,365.996	15,873.881163
8/31/2018	5,667.03	17,347.9557	16,802.503211
9/30/2018	5,691.56	17,297.6467	16,684.885689
10/31/2018	6,183.35	15,806.5895	15,156.55016
11/30/2018	6,170.93	15,792.3636	15,230.817255
12/31/2018	6,718.06	14,397.8979	13,799.120433
1/31/2019	6,141.26	15,716.7453	15,150.054324
2/28/2019	5,979.71	16,178.8177	15,695.456279
3/31/2019	5,758.43	16,830.824	16,119.233599
4/30/2019	5,473.19	17,756.5193	16,888.121042
5/31/2019	5,966.99	16,291.6065	15,572.536413
6/30/2019	5,544.78	17,544.431	16,742.033897
7/31/2019	5,427.14	17,958.4796	17,101.987626
8/31/2019	5,514.64	17,624.4519	16,681.27873
9/30/2019	5,475.39	17,770.7348	16,771.357635
10/31/2019	5,249.27	18,547.3159	17,393.575004
11/30/2019	5,049.94	19,307.7559	18,200.636884
12/31/2019	4,863.07	20,078.1354	18,861.320003
1/31/2020	4,722.72	20,682.4872	19,244.204799
2/29/2020	4,989.8	19,487.0395	18,037.593158
3/31/2020	5,038.86	18,011.8706	16,228.422564
4/30/2020	4,306.07	20,755.0785	18,742.205219
5/31/2020	4,033.68	22,064.7239	20,033.543159
6/30/2020	3,768.44	23,470.2468	21,249.579229
7/31/2020	3,490.66	25,209.3921	22,705.175406
8/31/2020	3,129.97	28,022.7603	24,907.57742
9/30/2020	3,280.92	26,433.8698	23,637.290972
10/31/2020	3,362.94	25,598.5595	23,103.088196
11/30/2020	3,009.31	28,439.9996	25,854.666
12/31/2020	2,858.73	29,893.2836	27,330.967429
1/31/2021	2,837.62	29,988.9421	27,724.53336
2/28/2021	2,827.65	29,976.9465	28,004.551147
3/31/2021	2,762.78	30,417.6076	28,138.972992
4/30/2021	2,601.66	32,218.33	29,666.919226
5/31/2021	2,622.32	31,841.3755	29,239.715589
6/30/2021	2,459.64	33,879.2236	30,862.519804
7/31/2021	2,388.49	34,834.6177	31,229.783789
8/31/2021	2,287.57	36,315.0889	32,503.958968
9/30/2021	2,419.61	34,248.7604	30,791.00033
10/31/2021	2,236.1	36,968.1119	33,035.664255
11/30/2021	2,188.23	37,663.1124	33,144.681947
12/31/2021	2,150.97	38,111.3035	33,389.952593
1/31/2022	2,332.66	34,875.6538	30,398.212841
2/28/2022	2,422.53	33,292.2991	29,379.872711
3/31/2022	2,299.51	34,717.2095	30,402.292281
4/30/2022	2,627.86	30,085.9338	26,377.028783
5/31/2022	2,631.54	29,625.619	25,867.952127
6/30/2022	2,859.39	26,977.0886	23,630.374268
7/31/2022	2,527.54	30,376.2018	26,558.17764
8/31/2022	2,656.5	28,823.9779	25,355.092193
9/30/2022	2,959.05	25,783.0482	22,708.020568
10/31/2022	2,829	26,816.9485	23,602.716579
11/30/2022	2,661.06	28,324.061	24,667.199096
12/31/2022	2,930.41	25,772.0631	22,528.552935
1/31/2023	2,652.69	28,521.9422	24,943.613809
2/28/2023	2,665.98	28,416.411	24,691.68331
3/31/2023	2,442.64	31,127.3366	26,365.779438
4/30/2023	2,440.36	31,289.1988	26,384.235484
5/31/2023	2,274.44	33,707.8539	27,948.820648
6/30/2023	2,146.47	35,915.7183	29,807.417221
7/31/2023	2,077.79	37,294.8819	31,023.559844
8/31/2023	2,120.03	36,735.4586	30,387.576867
9/30/2023	2,244.53	34,891.3386	28,634.213682
10/31/2023	2,300.93	34,179.5553	27,843.909384
11/30/2023	2,088.38	37,877.7832	30,859.40477
12/31/2023	1,990.79	39,983.7879	32,581.359556
1/31/2024	1,964.2	40,739.4815	32,920.205696
2/29/2024	1,873.7	42,943.4875	34,967.84249
3/31/2024	1,862.68	43,471.6924	35,614.747576
4/30/2024	1,957.86	41,545.8964	34,054.821632
5/31/2024	1,853.63	44,200.6792	36,431.848182
6/30/2024	1,755.28	46,972.0618	38,628.688628
7/31/2024	1,789.91	46,225.206	38,346.699201
8/31/2024	1,774.81	46,770.6634	38,630.464775
9/30/2024	1,737.71	47,972.6695	39,696.665603
10/31/2024	1,760.8	47,579.2936	39,502.151941
11/30/2024	1,680.33	50,105.7541	41,986.837298
12/31/2024	1,679.94	50,336.2405	42,217.764903
1/31/2025	1,648.88	51,468.8059	42,918.579801
2/28/2025	1,700.44	50,084.2951	41,240.46333
3/31/2025	1,840.81	46,272.8802	37,883.489615
4/30/2025	1,775.13	46,990.1099	38,216.864324
5/31/2025	1,632.36	51,280.3069	41,904.791731
6/30/2025	1,542.54	54,531.4783	44,687.269902
7/31/2025	1,515.42	55,845.687	46,349.636343
8/31/2025	1,509.21	56,359.4673	47,114.405342
9/30/2025	1,439.04	59,442.3301	49,790.503566
10/31/2025	1,377.72	62,301.5062	52,140.615334
11/30/2025	1,402.54	61,323.3726	51,384.576412
12/31/2025	1,418.97	60,912.506	51,143.068902
1/31/2026	1,407.69	61,661.7298	51,639.156671
2/28/2026	1,443.72	60,268.1747	49,919.572754
3/31/2026	1,518.73	57,369.2755	47,583.336749
4/30/2026	1,316.44	66,353.3041	54,868.345605
5/31/2026	1,194.05	73,373.4836	59,493.74714

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short QQQ®	-26.85%	-14.56%	-19.15%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

AssetsNet	$ 637,950,491
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 4,406,974
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$637,950,491 Number of Portfolio Holdings17 Net Investment Advisory Fees$4,406,974 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(86)%
Nasdaq-100 E-Mini Index Futures	(14)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.8%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.4%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings [Text Block]

Holdings

The Short QQQ® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.
C000038841
Shareholder Report [Line Items]
Fund Name	Short Real Estate
Trading Symbol	REK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Real Estate (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REK	$93	0.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short Real Estate : $5,183	S&P Real Estate Select Sector Index : $19,627	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,405.5	10,638	10,026
7/31/2016	9,053.74	10,947.5658	10,395.9594
8/31/2016	9,354.32	10,556.737701	10,410.513743
9/30/2016	9,452.27	10,415.277416	10,412.595846
10/31/2016	9,914.03	9,843.4786856	10,223.086602
11/30/2016	10,107.16	9,541.28389	10,601.340806
12/31/2016	9,676.36	9,956.3297392	10,811.247354
1/31/2017	9,644.94	9,950.3559413	11,016.661053
2/28/2017	9,233.17	10,416.032599	11,454.022497
3/31/2017	9,351.07	10,308.747464	11,467.767324
4/30/2017	9,296.63	10,319.056211	11,585.885328
5/31/2017	9,296.6	10,393.353416	11,749.246311
6/30/2017	9,111.04	10,592.905801	11,822.091638
7/31/2017	8,998	10,720.020671	12,065.626726
8/31/2017	8,937.32	10,842.228907	12,103.030169
9/30/2017	9,006.2	10,691.521925	12,352.35259
10/31/2017	9,002.53	10,771.708339	12,640.162405
11/30/2017	8,781.34	11,091.628077	13,028.215391
12/31/2017	8,792.43	11,036.169937	13,172.828582
1/31/2018	9,047.97	10,827.586325	13,927.63166
2/28/2018	9,665.94	10,101.055282	13,413.702052
3/31/2018	9,318.19	10,482.875172	13,072.994019
4/30/2018	9,298.11	10,417.881346	13,122.671397
5/31/2018	9,011.21	10,653.325464	13,438.927777
6/30/2018	8,669.58	11,126.333115	13,522.24913
7/31/2018	8,602.55	11,246.497513	14,025.276797
8/31/2018	8,417.12	11,526.535301	14,482.500821
9/30/2018	8,645.46	11,221.082115	14,565.051075
10/31/2018	8,882	11,033.690044	13,568.801582
11/30/2018	8,499.66	11,654.886793	13,845.605134
12/31/2018	9,180.33	10,791.259682	12,595.346991
1/31/2019	8,250.72	11,955.636602	13,604.234285
2/28/2019	8,203.54	12,088.344168	14,040.930205
3/31/2019	7,890.62	12,683.090701	14,313.324251
4/30/2019	7,906.9	12,623.480175	14,893.013883
5/31/2019	7,924.15	12,769.912545	13,947.307502
6/30/2019	7,789.07	12,994.663006	14,930.59268
7/31/2019	7,665.32	13,220.770142	15,145.593215
8/31/2019	7,415.47	13,864.621648	14,906.292842
9/30/2019	7,291.82	13,996.335553	15,185.040518
10/31/2019	7,241.58	13,980.939584	15,514.555898
11/30/2019	7,320.79	13,740.467423	16,077.734277
12/31/2019	7,255.49	13,920.467547	16,563.281852
1/31/2020	7,153.32	14,118.138186	16,556.656539
2/29/2020	7,659.42	13,223.048225	15,194.043706
3/31/2020	8,677.38	11,246.202515	13,317.579308
4/30/2020	7,735	12,312.342514	15,024.892976
5/31/2020	7,503.23	12,547.508256	15,740.077881
6/30/2020	7,227.02	12,733.211378	16,053.305431
7/31/2020	6,912.2	13,242.539833	16,958.711857
8/31/2020	6,876.1	13,249.161103	18,178.04324
9/30/2020	6,992.65	12,978.878216	17,487.277597
10/31/2020	7,175.35	12,549.277348	17,022.116013
11/30/2020	6,603.77	13,427.726762	18,886.037716
12/31/2020	6,423.47	13,631.828209	19,611.261564
1/31/2021	6,419.83	13,704.076898	19,413.187823
2/28/2021	6,268.79	13,915.119682	19,948.991807
3/31/2021	5,914.92	14,861.347821	20,822.757648
4/30/2021	5,463.42	16,091.86742	21,934.692906
5/31/2021	5,396.96	16,286.579016	22,088.235756
6/30/2021	5,259.2	16,806.120887	22,602.89165
7/31/2021	5,010.41	17,585.924896	23,140.840471
8/31/2021	4,899.79	18,080.089385	23,844.322021
9/30/2021	5,177.78	16,953.699817	22,735.561047
10/31/2021	4,823.3	18,233.704153	24,329.323877
11/30/2021	4,921.6	18,076.894297	24,161.451542
12/31/2021	4,480.7	19,926.160584	25,243.884571
1/31/2022	4,858.4	18,232.436934	23,938.775739
2/28/2022	5,066.25	17,337.224281	23,223.006344
3/31/2022	4,735.38	18,687.794052	24,084.579879
4/30/2022	4,905.67	18,022.508584	21,984.404514
5/31/2022	5,094.68	17,117.778653	22,023.976442
6/30/2022	5,435.15	15,936.651926	20,206.998386
7/31/2022	4,986.39	17,297.642	22,070.083637
8/31/2022	5,292.81	16,327.244284	21,169.624224
9/30/2022	6,041.5	14,178.578936	19,219.901833
10/31/2022	5,834.37	14,469.239805	20,776.713882
11/30/2022	5,467.84	15,467.617351	21,938.132188
12/31/2022	5,755.59	14,720.531433	20,674.495774
1/31/2023	5,241.42	16,179.336098	21,972.854108
2/28/2023	5,594.96	15,221.519401	21,436.716468
3/31/2023	5,704.07	15,008.418129	22,223.443962
4/30/2023	5,674.42	15,153.999785	22,570.129688
5/31/2023	5,971.71	14,470.554395	22,667.181246
6/30/2023	5,688.1	15,279.458386	24,165.481926
7/31/2023	5,650.63	15,470.451615	24,941.193896
8/31/2023	5,864.3	15,006.338067	24,544.628913
9/30/2023	6,351.89	13,918.378557	23,373.850114
10/31/2023	6,555.09	13,530.055795	22,882.999262
11/30/2023	5,843.96	15,215.900747	24,972.217094
12/31/2023	5,395.74	16,539.684113	26,105.95575
1/31/2024	5,691.3	15,755.703086	26,544.535807
2/29/2024	5,575.19	16,162.200225	27,962.014019
3/31/2024	5,513.25	16,449.887389	28,862.39087
4/30/2024	6,049.66	15,051.646961	27,684.805323
5/31/2024	5,791.53	15,816.270627	29,057.971667
6/30/2024	5,715.59	16,135.759293	30,101.15285
7/31/2024	5,365.62	17,300.761114	30,468.386914
8/31/2024	5,100.62	18,302.475183	31,208.768717
9/30/2024	4,970.75	18,908.287111	31,876.636367
10/31/2024	5,166.32	18,288.095294	31,586.558976
11/30/2024	4,983.69	19,041.56482	33,440.689988
12/31/2024	5,470.31	17,405.894402	32,644.801566
1/31/2025	5,391.61	17,726.162859	33,552.32705
2/28/2025	5,199.75	18,474.206932	33,116.146798
3/31/2025	5,346.86	18,028.978545	31,251.707733
4/30/2025	5,391.71	17,812.630802	31,039.196121
5/31/2025	5,364.79	17,988.975847	32,991.561557
6/30/2025	5,382.6	18,017.758209	34,670.83204
7/31/2025	5,413.28	18,001.542226	35,447.458678
8/31/2025	5,326.92	18,393.975847	36,167.042089
9/30/2025	5,332.96	18,471.230545	37,487.139125
10/31/2025	5,522.93	17,915.246506	38,364.338181
11/30/2025	5,444.38	18,253.844665	38,460.249026
12/31/2025	5,588.34	17,877.815465	38,483.325176
1/31/2026	5,463.8	18,358.728701	39,041.333391
2/28/2026	5,182.09	19,425.370838	38,744.619257
3/31/2026	5,541.46	18,220.997846	36,815.137218
4/30/2026	5,113.38	19,811.690958	40,677.045112
5/31/2026	5,183.39	19,627.442232	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Real Estate	-3.38%	-0.80%	-6.36%
S&P Real Estate Select Sector Index	9.08%	3.79%	6.97%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 10,881,353
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 14,827
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,881,353 Number of Portfolio Holdings8 Net Investment Advisory Fees$14,827 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Real Estate	100.0%

Largest Holdings [Text Block]

Holdings

The Short Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038822
Shareholder Report [Line Items]
Fund Name	Short Russell2000
Trading Symbol	RWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RWM	$82	0.95%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short Russell2000 : $2,782	Russell 2000® Index : $28,923	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	9,947.98	9,994	10,021
7/31/2016	9,367.97	10,590.6418	10,418.8337
8/31/2016	9,188.27	10,778.09616	10,445.922668
9/30/2016	9,056.17	10,897.733027	10,462.636144
10/31/2016	9,489.58	10,380.090708	10,236.643203
11/30/2016	8,503.01	11,537.470822	10,695.244819
12/31/2016	8,254.37	11,860.520005	10,903.802093
1/31/2017	8,206.32	11,906.776033	11,108.793572
2/28/2017	8,040.62	12,136.576811	11,522.040693
3/31/2017	8,013.92	12,152.354361	11,530.106121
4/30/2017	7,916.8	12,286.030259	11,652.325246
5/31/2017	8,072.59	12,036.623844	11,771.178964
6/30/2017	7,796	12,453.09103	11,877.119574
7/31/2017	7,736.64	12,545.243903	12,101.597134
8/31/2017	7,830.9	12,385.919306	12,124.590169
9/30/2017	7,369.9	13,158.80067	12,420.430169
10/31/2017	7,309.33	13,270.650476	12,691.195547
11/30/2017	7,101.91	13,652.84521	13,077.007891
12/31/2017	7,131.27	13,598.233829	13,207.77797
1/31/2018	6,950.06	13,953.147732	13,903.827869
2/28/2018	7,205.37	13,413.160915	13,390.776621
3/31/2018	7,103.99	13,586.19069	13,121.622011
4/30/2018	7,038.69	13,703.03193	13,171.484174
5/31/2018	6,643.19	14,534.805968	13,542.920028
6/30/2018	6,603.52	14,639.456571	13,630.949008
7/31/2018	6,497.1	14,894.183116	14,083.496515
8/31/2018	6,240.04	15,536.122408	14,577.827243
9/30/2018	6,403.41	15,161.701858	14,602.609549
10/31/2018	7,160.95	13,515.141036	13,527.857487
11/30/2018	7,043.64	13,730.031779	13,798.414636
12/31/2018	7,951.34	12,098.904003	12,513.782234
1/31/2019	7,144.56	13,460.030704	13,587.464749
2/28/2019	6,804.04	14,159.9523	14,065.743509
3/31/2019	6,950.02	13,864.009297	14,271.103364
4/30/2019	6,733.49	14,335.385613	14,840.520388
5/31/2019	7,300.36	13,220.092613	13,880.338719
6/30/2019	6,825.61	14,154.75316	14,854.738497
7/31/2019	6,796.97	14,236.850729	15,076.074101
8/31/2019	7,131.53	13,533.550303	14,768.522189
9/30/2019	6,988.32	13,815.048149	15,028.448179
10/31/2019	6,813.18	14,178.383915	15,351.559815
11/30/2019	6,548.2	14,762.533333	15,934.919088
12/31/2019	6,372.47	15,187.694293	16,395.43825
1/31/2020	6,586.61	14,700.169306	16,377.403268
2/29/2020	7,169.11	13,462.41505	15,036.09394
3/31/2020	8,326.65	10,537.03226	12,968.631023
4/30/2020	7,102.87	11,984.820492	14,685.677771
5/31/2020	6,574.41	12,765.032306	15,471.361532
6/30/2020	6,250.3	13,215.637947	15,825.655711
7/31/2020	6,050.55	13,581.711118	16,724.552955
8/31/2020	5,713.59	14,346.361454	17,935.410589
9/30/2020	5,871.87	13,867.192981	17,282.561644
10/31/2020	5,721.37	14,157.017315	16,909.258312
11/30/2020	4,795.49	16,766.155606	18,967.115049
12/31/2020	4,399.96	18,216.428066	19,820.635226
1/31/2021	4,167.75	19,132.714397	19,733.424431
2/28/2021	3,899.75	20,324.682504	20,351.080616
3/31/2021	3,819.99	20,527.929329	21,079.649302
4/30/2021	3,729.98	20,959.015845	22,165.251241
5/31/2021	3,704.27	21,003.029778	22,267.211396
6/30/2021	3,622.36	21,410.488556	22,817.211518
7/31/2021	3,739.8	20,637.569919	23,202.822393
8/31/2021	3,643.85	21,099.851486	23,864.102831
9/30/2021	3,740.7	20,477.405867	22,792.604614
10/31/2021	3,577.04	21,347.695616	24,333.384686
11/30/2021	3,715.75	20,457.496709	23,963.517238
12/31/2021	3,610.17	20,913.698885	24,907.679817
1/31/2022	3,965.8	18,899.709683	23,443.108244
2/28/2022	3,900.63	19,101.936576	22,852.341916
3/31/2022	3,822.22	19,338.80059	23,592.757795
4/30/2022	4,217.34	17,422.325451	21,476.48742
5/31/2022	4,166.36	17,448.45894	21,448.567987
6/30/2022	4,500.76	16,014.195615	19,653.322846
7/31/2022	4,061.58	17,686.077637	21,496.804529
8/31/2022	4,137.02	17,323.513045	20,694.97372
9/30/2022	4,560.91	15,663.920496	18,776.549656
10/31/2022	4,088.39	17,388.518142	20,316.226728
11/30/2022	3,983.72	17,795.409467	21,376.733763
12/31/2022	4,270.41	16,640.487392	20,124.057165
1/31/2023	3,900.66	18,262.934913	21,510.604704
2/28/2023	3,980.28	17,954.291313	21,007.256554
3/31/2023	4,184.56	17,096.076188	21,568.150303
4/30/2023	4,278.9	16,788.346817	21,798.929512
5/31/2023	4,336.07	16,633.894026	21,883.945337
6/30/2023	4,026.72	17,986.229611	23,378.618803
7/31/2023	3,812.6	19,086.986863	24,215.573356
8/31/2023	4,041.12	18,132.63752	23,748.212791
9/30/2023	4,318.04	17,064.62517	22,617.797862
10/31/2023	4,654.8	15,900.817733	22,018.426219
11/30/2023	4,277.98	17,339.841738	24,070.543542
12/31/2023	3,823.27	19,458.770398	25,346.28235
1/31/2024	3,996.14	18,701.82423	25,627.626084
2/29/2024	3,792.47	19,758.477299	27,014.080655
3/31/2024	3,683.12	20,465.830786	27,886.63546
4/30/2024	3,979.02	19,025.036299	26,659.6235
5/31/2024	3,813.76	19,980.093121	27,917.957729
6/30/2024	3,872.34	19,794.278255	28,783.414419
7/31/2024	3,524.35	21,805.376926	29,318.785927
8/31/2024	3,584.56	21,480.476809	29,957.93546
9/30/2024	3,573.92	21,630.840147	30,578.064724
10/31/2024	3,643.67	21,319.356049	30,354.844852
11/30/2024	3,286.37	23,658.089408	32,373.442034
12/31/2024	3,595.74	21,703.931223	31,382.814708
1/31/2025	3,520.5	22,272.574221	32,374.511653
2/28/2025	3,732.71	21,080.9915	31,752.921029
3/31/2025	4,011.37	19,645.375979	29,901.725733
4/30/2025	4,054.18	19,191.567794	29,701.384171
5/31/2025	3,859.91	20,216.397514	31,584.451927
6/30/2025	3,675.87	21,316.169538	33,188.942085
7/31/2025	3,628.22	21,684.939271	33,919.098811
8/31/2025	3,394.05	23,233.243935	34,702.629993
9/30/2025	3,305.27	23,955.797822	35,899.870728
10/31/2025	3,254.24	24,389.397762	36,668.127962
11/30/2025	3,226.74	24,623.535981	36,767.131907
12/31/2025	3,259.02	24,480.719472	36,759.778481
1/31/2026	3,102.47	25,790.437964	37,329.555047
2/28/2026	3,082.74	25,996.761468	37,150.373183
3/31/2026	3,243.56	24,696.923394	35,303.999636
4/30/2026	2,897.95	27,712.417741	38,905.007599
5/31/2026	2,782.01	28,923.450396	40,877.491484

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short Russell2000	-27.93%	-5.57%	-12.01%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

AssetsNet	$ 117,163,287
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 924,939
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$117,163,287 Number of Portfolio Holdings10 Net Investment Advisory Fees$924,939 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(83)%
Russell 2000® E-mini Index Futures	(17)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.5%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.1%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings [Text Block]

Holdings

The Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000018466
Shareholder Report [Line Items]
Fund Name	Short S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SH	$80	0.88%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
Table Summary
	Short S&P500® : $2,484	S&P 500® Index : $42,817
5/31/2016	10,000	10,000
6/30/2016	9,943.65	10,026
7/31/2016	9,583.53	10,395.9594
8/31/2016	9,565.82	10,410.513743
9/30/2016	9,547.23	10,412.595846
10/31/2016	9,718.76	10,223.086602
11/30/2016	9,361.78	10,601.340806
12/31/2016	9,176.9	10,811.247354
1/31/2017	9,005.5	11,016.661053
2/28/2017	8,662.41	11,454.022497
3/31/2017	8,652.11	11,467.767324
4/30/2017	8,566.72	11,585.885328
5/31/2017	8,450.64	11,749.246311
6/30/2017	8,402.91	11,822.091638
7/31/2017	8,240.24	12,065.626726
8/31/2017	8,221.4	12,103.030169
9/30/2017	8,062.84	12,352.35259
10/31/2017	7,886.53	12,640.162405
11/30/2017	7,659.31	13,028.215391
12/31/2017	7,585.22	13,172.828582
1/31/2018	7,181.32	13,927.63166
2/28/2018	7,428.33	13,413.702052
3/31/2018	7,615.33	13,072.994019
4/30/2018	7,585.3	13,122.671397
5/31/2018	7,419.94	13,438.927777
6/30/2018	7,389.98	13,522.24913
7/31/2018	7,139.23	14,025.276797
8/31/2018	6,932.54	14,482.500821
9/30/2018	6,908.65	14,565.051075
10/31/2018	7,405.48	13,568.801582
11/30/2018	7,263.47	13,845.605134
12/31/2018	7,954.61	12,595.346991
1/31/2019	7,370.13	13,604.234285
2/28/2019	7,160.21	14,040.930205
3/31/2019	7,041.22	14,313.324251
4/30/2019	6,788.34	14,893.013883
5/31/2019	7,264.39	13,947.307502
6/30/2019	6,802.74	14,930.59268
7/31/2019	6,723.89	15,145.593215
8/31/2019	6,826.24	14,906.292842
9/30/2019	6,714.31	15,185.040518
10/31/2019	6,580.99	15,514.555898
11/30/2019	6,361.59	16,077.734277
12/31/2019	6,185.62	16,563.281852
1/31/2020	6,194.51	16,556.656539
2/29/2020	6,730.26	15,194.043706
3/31/2020	7,141.08	13,317.579308
4/30/2020	6,236.95	15,024.892976
5/31/2020	5,924.45	15,740.077881
6/30/2020	5,763.28	16,053.305431
7/31/2020	5,443.53	16,958.711857
8/31/2020	5,071.66	18,178.04324
9/30/2020	5,242.31	17,487.277597
10/31/2020	5,361.96	17,022.116013
11/30/2020	4,817.69	18,886.037716
12/31/2020	4,634.38	19,611.261564
1/31/2021	4,670.25	19,413.187823
2/28/2021	4,535.69	19,948.991807
3/31/2021	4,331.89	20,822.757648
4/30/2021	4,105.98	21,934.692906
5/31/2021	4,069.38	22,088.235756
6/30/2021	3,971.02	22,602.89165
7/31/2021	3,872.57	23,140.840471
8/31/2021	3,753.93	23,844.322021
9/30/2021	3,929.27	22,735.561047
10/31/2021	3,665.71	24,329.323877
11/30/2021	3,684.07	24,161.451542
12/31/2021	3,515.41	25,243.884571
1/31/2022	3,694.6	23,938.775739
2/28/2022	3,792.18	23,223.006344
3/31/2022	3,637.45	24,084.579879
4/30/2022	3,964.83	21,984.404514
5/31/2022	3,928.73	22,023.976442
6/30/2022	4,255.9	20,206.998386
7/31/2022	3,890.46	22,070.083637
8/31/2022	4,054.54	21,169.624224
9/30/2022	4,460.03	19,219.901833
10/31/2022	4,113.95	20,776.713882
11/30/2022	3,893.35	21,938.132188
12/31/2022	4,147.62	20,674.495774
1/31/2023	3,917.06	21,972.854108
2/28/2023	4,033.2	21,436.716468
3/31/2023	3,909.65	22,223.443962
4/30/2023	3,870.61	22,570.129688
5/31/2023	3,877.21	22,667.181246
6/30/2023	3,664.19	24,165.481926
7/31/2023	3,574.07	24,941.193896
8/31/2023	3,658.6	24,544.628913
9/30/2023	3,867.7	23,373.850114
10/31/2023	3,975.37	22,882.999262
11/30/2023	3,667.96	24,972.217094
12/31/2023	3,532.97	26,105.95575
1/31/2024	3,498.52	26,544.535807
2/29/2024	3,343.23	27,962.014019
3/31/2024	3,263.16	28,862.39087
4/30/2024	3,423.43	27,684.805323
5/31/2024	3,287.63	29,057.971667
6/30/2024	3,196.93	30,101.15285
7/31/2024	3,179.36	30,468.386914
8/31/2024	3,121.68	31,208.768717
9/30/2024	3,074.73	31,876.636367
10/31/2024	3,122.43	31,586.558976
11/30/2024	2,967.09	33,440.689988
12/31/2024	3,057.39	32,644.801566
1/31/2025	2,990.75	33,552.32705
2/28/2025	3,045.5	33,116.146798
3/31/2025	3,236.88	31,251.707733
4/30/2025	3,218.3	31,039.196121
5/31/2025	3,042.01	32,991.561557
6/30/2025	2,910.3	34,670.83204
7/31/2025	2,864.56	35,447.458678
8/31/2025	2,824.76	36,167.042089
9/30/2025	2,741.28	37,487.139125
10/31/2025	2,692.19	38,364.338181
11/30/2025	2,696.16	38,460.249026
12/31/2025	2,709.62	38,483.325176
1/31/2026	2,683.27	39,041.333391
2/28/2026	2,713.77	38,744.619257
3/31/2026	2,863.73	36,815.137218
4/30/2026	2,601.8	40,677.045112
5/31/2026	2,483.76	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short S&P500®	-18.35%	-9.40%	-13.00%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 998,223,401
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 8,311,468
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$998,223,401 Number of Portfolio Holdings16 Net Investment Advisory Fees$8,311,468 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P 500® Short Swaps	(87)%
S&P 500® E-Mini Index Futures	(13)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Largest Holdings [Text Block]

Holdings

The Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038823
Shareholder Report [Line Items]
Fund Name	Short SmallCap600
Trading Symbol	SBB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short SmallCap600 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBB	$84	0.95%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Short SmallCap600 : $2,855	S&P SmallCap 600® Index : $27,888	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,887.06	10,061	10,028
7/31/2016	9,390.91	10,573.1	10,406.06
8/31/2016	9,251.52	10,716.9	10,426.87
9/30/2016	9,161.97	10,785.49	10,425.83
10/31/2016	9,575	10,302.3	10,220.44
11/30/2016	8,473.3	11,595.24	10,658.89
12/31/2016	8,180.17	11,986	10,876.33
1/31/2017	8,194.92	11,938.05	11,072.11
2/28/2017	8,055.72	12,127.87	11,491.74
3/31/2017	8,050.02	12,113.31	11,499.79
4/30/2017	7,964.95	12,222.33	11,615.93
5/31/2017	8,130.86	11,962	11,750.68
6/30/2017	7,887.08	12,319.66	11,841.16
7/31/2017	7,806.96	12,439.16	12,070.88
8/31/2017	8,003.57	12,120.72	12,081.74
9/30/2017	7,425.59	13,055.23	12,366.87
10/31/2017	7,353.27	13,179.25	12,648.83
11/30/2017	7,099.96	13,643.16	13,043.48
12/31/2017	7,136.35	13,572.22	13,173.91
1/31/2018	6,960.87	13,915.59	13,889.26
2/28/2018	7,217.85	13,377.06	13,369.8
3/31/2018	7,062.79	13,649.95	13,079.67
4/30/2018	6,985.93	13,790.55	13,126.76
5/31/2018	6,565.71	14,681.42	13,474.62
6/30/2018	6,495.41	14,847.32	13,558.16
7/31/2018	6,300.39	15,316.49	14,042.19
8/31/2018	6,015.69	16,056.28	14,505.58
9/30/2018	6,219.15	15,547.29	14,554.9
10/31/2018	6,923.86	13,917.94	13,517.14
11/30/2018	6,817.63	14,126.71	13,799.64
12/31/2018	7,713.46	12,421.61	12,520.42
1/31/2019	6,969.68	13,743.27	13,553.35
2/28/2019	6,689.09	14,341.1	14,001.97
3/31/2019	6,917.91	13,863.55	14,228.8
4/30/2019	6,669.76	14,400.06	14,803.64
5/31/2019	7,302.62	13,142.94	13,838.44
6/30/2019	6,799.37	14,122.09	14,820.97
7/31/2019	6,732.35	14,283.08	15,029.95
8/31/2019	7,029.54	13,638.91	14,754.9
9/30/2019	6,803.48	14,094.45	15,047.05
10/31/2019	6,673.83	14,369.29	15,361.53
11/30/2019	6,477.67	14,809	15,909.94
12/31/2019	6,295.19	15,251.78	16,387.24
1/31/2020	6,556.37	14,646.29	16,338.08
2/29/2020	7,226.49	13,238.78	14,975.48
3/31/2020	8,502.06	10,273.29	13,016.69
4/30/2020	7,302.14	11,578	14,694.54
5/31/2020	6,869.83	12,077.01	15,413.1
6/30/2020	6,489.12	12,528.69	15,719.82
7/31/2020	6,194.69	13,043.62	16,592.27
8/31/2020	5,939.02	13,564.06	17,738.8
9/30/2020	6,193.64	12,926.55	17,066.5
10/31/2020	6,007.38	13,260.06	16,677.38
11/30/2020	5,031.55	15,669.41	18,561.93
12/31/2020	4,629.39	16,973.1	19,324.82
1/31/2021	4,328.73	18,040.71	19,193.41
2/28/2021	4,001.89	19,420.83	19,794.17
3/31/2021	3,837.77	20,067.54	20,659.17
4/30/2021	3,750.39	20,476.92	21,731.38
5/31/2021	3,656.03	20,902.84	21,883.5
6/30/2021	3,630.11	20,973.91	22,338.68
7/31/2021	3,699.48	20,472.63	22,814.49
8/31/2021	3,612.39	20,886.18	23,487.52
9/30/2021	3,689.69	20,378.65	22,416.49
10/31/2021	3,557.67	21,077.63	23,952.02
11/30/2021	3,623.87	20,594.95	23,746.03
12/31/2021	3,448.43	21,527.91	24,819.35
1/31/2022	3,698.5	19,962.83	23,494
2/28/2022	3,633.54	20,242.31	22,869.06
3/31/2022	3,599.37	20,317.2	23,669.47
4/30/2022	3,884.99	18,730.43	21,631.53
5/31/2022	3,784.47	19,080.69	21,687.77
6/30/2022	4,108.19	17,449.29	19,879.01
7/31/2022	3,725.9	19,195.96	21,733.73
8/31/2022	3,890.87	18,353.26	20,857.86
9/30/2022	4,305.68	16,539.96	18,932.68
10/31/2022	3,819.41	18,585.95	20,511.66
11/30/2022	3,656.99	19,360.99	21,656.21
12/31/2022	3,930.2	18,061.86	20,406.65
1/31/2023	3,600.69	19,775.94	21,741.24
2/28/2023	3,655.88	19,532.69	21,225.98
3/31/2023	3,856.4	18,524.8	21,869.12
4/30/2023	3,982.96	18,009.81	22,157.8
5/31/2023	4,073.25	17,694.64	22,197.68
6/30/2023	3,772.47	19,150.91	23,702.68
7/31/2023	3,592.31	20,206.13	24,489.61
8/31/2023	3,769.46	19,369.59	24,065.94
9/30/2023	4,026.12	18,207.42	22,905.96
10/31/2023	4,289.53	17,162.31	22,360.8
11/30/2023	3,968.49	18,581.64	24,391.16
12/31/2023	3,522.56	20,960.08	25,605.84
1/31/2024	3,678.79	20,132.16	25,948.96
2/29/2024	3,567.96	20,800.55	27,329.45
3/31/2024	3,471.88	21,474.49	28,244.98
4/30/2024	3,692.06	20,269.77	27,050.22
5/31/2024	3,533.46	21,291.36	28,383.79
6/30/2024	3,631.55	20,805.92	29,280.72
7/31/2024	3,285.23	23,052.96	29,775.57
8/31/2024	3,339.51	22,721	30,424.67
9/30/2024	3,324.91	22,914.13	31,048.38
10/31/2024	3,431.59	22,309.19	30,756.53
11/30/2024	3,095.05	24,749.82	32,651.13
12/31/2024	3,376.27	22,782.21	31,736.9
1/31/2025	3,295.9	23,445.17	32,641.4
2/28/2025	3,507.7	22,106.45	32,125.66
3/31/2025	3,742.96	20,749.12	30,313.78
4/30/2025	3,851.21	19,879.73	30,056.11
5/31/2025	3,667.25	20,919.44	31,925.6
6/30/2025	3,539.07	21,764.58	33,515.49
7/31/2025	3,520.55	21,966.99	34,246.13
8/31/2025	3,296.6	23,517.86	35,002.97
9/30/2025	3,278.6	23,748.34	36,200.07
10/31/2025	3,318.09	23,539.35	36,967.51
11/30/2025	3,236.37	24,163.15	37,111.69
12/31/2025	3,252.86	24,151.06	37,133.95
1/31/2026	3,089.1	25,505.94	37,757.8
2/28/2026	3,031.5	26,059.42	37,595.45
3/31/2026	3,164.76	24,998.8	35,723.19
4/30/2026	2,875.72	27,601.17	39,420.54
5/31/2026	2,855.2	27,888.23	41,395.51

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Short SmallCap600	-22.14%	-4.82%	-11.78%
S&P SmallCap 600® Index	33.33%	5.94%	10.80%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

AssetsNet	$ 3,616,706
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,616,706 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	17.6%
Industrials	17.1%
Information Technology	15.8%
Consumer Discretionary	13.1%
Health Care	11.0%
Real Estate	6.3%
Energy	5.5%
Materials	4.7%
Communication Services	4.0%
Consumer Staples	2.8%
Other	2.1%

Largest Holdings [Text Block]

Holdings

The Short SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000082080
Shareholder Report [Line Items]
Fund Name	Ultra 7-10 Year Treasury
Trading Symbol	UST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UST	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ultra 7-10 Year Treasury : $8,301	ICE U.S. Treasury 7-10 Year Bond Index : $10,932	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	10,581.64	10,297	10,180
7/31/2016	10,632.67	10,326.8613	10,241.08
8/31/2016	10,435.56	10,238.050293	10,230.84
9/30/2016	10,428.79	10,241.121708	10,220.61
10/31/2016	10,122.06	10,093.649555	10,138.84
11/30/2016	9,307.81	9,687.8848432	9,895.51
12/31/2016	9,261.49	9,669.477862	9,905.41
1/31/2017	9,274.45	9,683.9820788	9,925.22
2/28/2017	9,403.54	9,757.5803426	9,994.69
3/31/2017	9,397.44	9,762.4591328	9,984.7
4/30/2017	9,593.06	9,870.8224291	10,064.58
5/31/2017	9,745.61	9,956.6985843	10,145.09
6/30/2017	9,615.3	9,898.9497325	10,134.95
7/31/2017	9,670.76	9,936.5657415	10,175.49
8/31/2017	9,938.19	10,082.633258	10,267.07
9/30/2017	9,650.26	9,944.5011822	10,215.73
10/31/2017	9,598.87	9,925.60663	10,225.95
11/30/2017	9,526.5	9,896.8223707	10,215.72
12/31/2017	9,549.83	9,918.59538	10,266.8
1/31/2018	9,120.31	9,702.3700007	10,143.6
2/28/2018	8,933.93	9,612.1379597	10,052.31
3/31/2018	9,137.74	9,732.2896842	10,112.62
4/30/2018	8,891.93	9,612.5825211	10,041.83
5/31/2018	9,060.95	9,716.3984123	10,112.12
6/30/2018	9,045.71	9,721.2566115	10,102.01
7/31/2018	8,918.66	9,665.8454488	10,102.01
8/31/2018	9,093.79	9,773.1363333	10,162.62
9/30/2018	8,833.91	9,645.1082473	10,101.65
10/31/2018	8,742.22	9,610.3858576	10,020.84
11/30/2018	8,956.53	9,740.1260667	10,080.96
12/31/2018	9,426.5	10,007.005521	10,262.42
1/31/2019	9,533.18	10,079.055961	10,375.3
2/28/2019	9,434.29	10,041.763454	10,364.93
3/31/2019	9,884.55	10,294.815893	10,561.86
4/30/2019	9,769.58	10,249.518703	10,561.86
5/31/2019	10,333.83	10,557.004264	10,751.98
6/30/2019	10,588.53	10,702.690923	10,891.75
7/31/2019	10,537.05	10,690.917963	10,913.54
8/31/2019	11,352.72	11,116.416498	11,197.29
9/30/2019	11,073.92	10,994.135916	11,141.3
10/31/2019	11,079.19	11,011.726534	11,174.73
11/30/2019	10,909.71	10,940.150311	11,163.55
12/31/2019	10,720.78	10,859.193199	11,152.39
1/31/2020	11,394.9	11,208.85922	11,364.28
2/29/2020	12,094.85	11,559.696513	11,568.84
3/31/2020	12,930.44	11,982.781406	11,499.43
4/30/2020	13,049.68	12,048.686703	11,706.42
5/31/2020	13,071.26	12,063.145128	11,764.95
6/30/2020	13,073.39	12,070.383015	11,835.54
7/31/2020	13,287.03	12,172.98127	12,013.07
8/31/2020	13,054.92	12,070.728228	11,916.97
9/30/2020	13,110.71	12,102.112121	11,905.05
10/31/2020	12,759.6	11,944.784663	11,857.43
11/30/2020	12,820.89	11,979.424539	11,976
12/31/2020	12,735.07	11,943.486265	11,987.98
1/31/2021	12,425.72	11,802.553127	11,904.06
2/28/2021	11,738.12	11,475.622406	11,737.41
3/31/2021	11,282.97	11,249.552644	11,596.56
4/30/2021	11,503.91	11,365.423037	11,689.33
5/31/2021	11,603.97	11,425.659779	11,724.4
6/30/2021	11,823.67	11,549.056904	11,806.47
7/31/2021	12,286.42	11,762.714457	11,936.34
8/31/2021	12,180.18	11,728.602585	11,912.47
9/30/2021	11,783.62	11,524.5249	11,805.26
10/31/2021	11,666.22	11,489.951325	11,805.26
11/30/2021	11,912.58	11,612.893805	11,840.67
12/31/2021	11,802.89	11,575.732544	11,805.15
1/31/2022	11,274.37	11,307.175549	11,545.44
2/28/2022	11,172.28	11,263.077565	11,418.44
3/31/2022	10,271.47	10,818.186001	11,098.72
4/30/2022	9,419.85	10,373.558556	10,676.97
5/31/2022	9,528.61	10,443.061399	10,741.03
6/30/2022	9,318.61	10,356.383989	10,569.17
7/31/2022	9,863.8	10,665.004232	10,822.83
8/31/2022	9,086.81	10,265.066573	10,519.79
9/30/2022	8,215.48	9,754.8927645	10,067.44
10/31/2022	7,941.65	9,614.4223087	9,936.57
11/30/2022	8,473.24	9,959.5800696	10,304.22
12/31/2022	8,188.68	9,850.0246888	10,252.7
1/31/2023	8,719.51	10,163.255474	10,570.53
2/28/2023	8,121.53	9,837.0149732	10,295.7
3/31/2023	8,667.72	10,200.000826	10,553.09
4/30/2023	8,765.1	10,286.700833	10,616.41
5/31/2023	8,456.37	10,139.601011	10,499.63
6/30/2023	8,196.26	10,010.828078	10,457.63
7/31/2023	8,055	9,951.7641923	10,447.17
8/31/2023	7,887.85	9,877.1259609	10,384.49
9/30/2023	7,363.38	9,568.9596309	10,124.88
10/31/2023	7,037.06	9,385.235606	9,962.88
11/30/2023	7,634.25	9,805.6941611	10,411.21
12/31/2023	8,188.52	10,184.193956	10,806.83
1/31/2024	8,145.93	10,186.230795	10,774.41
2/29/2024	7,772.48	9,977.4130632	10,623.57
3/31/2024	7,848.55	10,046.257213	10,719.18
4/30/2024	7,330.94	9,741.8556198	10,451.21
5/31/2024	7,557.12	9,917.209021	10,628.88
6/30/2024	7,710.94	10,041.174134	10,724.54
7/31/2024	8,121.54	10,333.372301	10,971.2
8/31/2024	8,307.05	10,478.039513	11,124.8
9/30/2024	8,486.83	10,617.397439	11,269.42
10/31/2024	7,894.55	10,263.838104	10,987.68
11/30/2024	8,010.77	10,362.37095	11,108.55
12/31/2024	7,626.37	10,130.253841	10,930.81
1/31/2025	7,692.01	10,199.139567	10,985.47
2/28/2025	8,097.99	10,486.755302	11,227.15
3/31/2025	8,121.62	10,525.556297	11,227.15
4/30/2025	8,249.33	10,631.864416	11,272.05
5/31/2025	8,019.09	10,504.282043	11,193.15
6/30/2025	8,240.81	10,671.300127	11,361.05
7/31/2025	8,113.68	10,610.473716	11,326.96
8/31/2025	8,348.7	10,783.424438	11,462.89
9/30/2025	8,430.21	10,857.830067	11,588.98
10/31/2025	8,514.96	10,932.749094	11,658.51
11/30/2025	8,652.4	11,040.98331	11,728.46
12/31/2025	8,500.46	10,959.280034	11,716.74
1/31/2026	8,425.35	10,935.169618	11,728.45
2/28/2026	8,821.01	11,207.455341	11,916.11
3/31/2026	8,383.4	10,948.563123	11,701.62
4/30/2026	8,336.38	10,936.519703	11,713.32
5/31/2026	8,301.21	10,932.145095	11,748.46

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra 7-10 Year Treasury	3.52%	-6.48%	-1.84%
ICE U.S. Treasury 7-10 Year Bond Index	4.09%	-0.88%	0.90%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 15,523,513
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 101,271
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,523,513 Number of Portfolio Holdings6 Net Investment Advisory Fees$101,271 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Long Swaps	196%
U.S. 10 Year Treasury Note Futures	4%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The Ultra 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000082081
Shareholder Report [Line Items]
Fund Name	Ultra 20+ Year Treasury
Trading Symbol	UBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBT	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ultra 20+ Year Treasury : $4,422	ICE U.S. Treasury 20+ Year Bond Index : $8,758	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	11,300.35	10,664	10,180
7/31/2016	11,816.39	10,898.608	10,241.08
8/31/2016	11,563.76	10,795.071224	10,230.84
9/30/2016	11,135.02	10,605.07797	10,220.61
10/31/2016	10,178.78	10,153.301649	10,138.84
11/30/2016	8,634.25	9,371.4974219	9,895.51
12/31/2016	8,520.09	9,319.0170364	9,905.41
1/31/2017	8,568.11	9,355.3612028	9,925.22
2/28/2017	8,831.8	9,506.9180543	9,994.69
3/31/2017	8,706.81	9,450.8272378	9,984.7
4/30/2017	8,964.79	9,599.2052254	10,064.58
5/31/2017	9,320.68	9,797.9087736	10,145.09
6/30/2017	9,387.75	9,844.9387357	10,134.95
7/31/2017	9,235.07	9,775.0396707	10,175.49
8/31/2017	9,889.61	10,127.918603	10,267.07
9/30/2017	9,427.48	9,900.0404342	10,215.73
10/31/2017	9,393.92	9,895.090414	10,225.95
11/30/2017	9,518.62	9,973.2616283	10,215.72
12/31/2017	9,834.99	10,154.77499	10,266.8
1/31/2018	9,166.39	9,817.6364603	10,143.6
2/28/2018	8,581.94	9,514.2714936	10,052.31
3/31/2018	9,104.08	9,813.0196185	10,112.62
4/30/2018	8,719.12	9,619.703132	10,041.83
5/31/2018	9,074.16	9,830.3746306	10,112.12
6/30/2018	9,085.64	9,852.9844923	10,102.01
7/31/2018	8,777.43	9,697.3073373	10,102.01
8/31/2018	9,035.65	9,853.4339854	10,162.62
9/30/2018	8,466.23	9,552.9042489	10,101.65
10/31/2018	7,902.46	9,248.1666033	10,020.84
11/30/2018	8,181.7	9,422.9569522	10,080.96
12/31/2018	9,096.14	9,952.5271329	10,262.42
1/31/2019	9,175.98	10,014.232801	10,375.3
2/28/2019	8,922.41	9,891.0577376	10,364.93
3/31/2019	9,872.65	10,423.196644	10,561.86
4/30/2019	9,475.74	10,228.282867	10,561.86
5/31/2019	10,763.46	10,920.737617	10,751.98
6/30/2019	11,012.09	11,061.615132	10,891.75
7/31/2019	11,012.32	11,081.526039	10,913.54
8/31/2019	13,460.42	12,288.304225	11,197.29
9/30/2019	12,709.77	11,962.664163	11,141.3
10/31/2019	12,432.35	11,852.607653	11,174.73
11/30/2019	12,271.39	11,795.715136	11,163.55
12/31/2019	11,527.79	11,455.99854	11,152.39
1/31/2020	13,164.5	12,265.937637	11,364.28
2/29/2020	14,990.21	13,109.834146	11,568.84
3/31/2020	16,660.23	14,032.76647	11,499.43
4/30/2020	16,984.41	14,196.949838	11,706.42
5/31/2020	16,244.06	13,908.751756	11,764.95
6/30/2020	16,247.6	13,935.178384	11,835.54
7/31/2020	17,675.54	14,549.719751	12,013.07
8/31/2020	16,063.94	13,884.797559	11,916.97
9/30/2020	16,187.81	13,956.998506	11,905.05
10/31/2020	15,169.44	13,525.727252	11,857.43
11/30/2020	15,509.43	13,698.856561	11,976
12/31/2020	15,097.06	13,527.620854	11,987.98
1/31/2021	13,879.76	12,986.51602	11,904.06
2/28/2021	12,043.14	12,108.627537	11,737.41
3/31/2021	11,100.3	11,606.119494	11,596.56
4/30/2021	11,627.25	11,909.039213	11,689.33
5/31/2021	11,676.96	11,959.057177	11,724.4
6/30/2021	12,624.9	12,456.553956	11,806.47
7/31/2021	13,547.06	12,907.481209	11,936.34
8/31/2021	13,456.46	12,870.049514	11,912.47
9/30/2021	12,643.71	12,469.790974	11,805.26
10/31/2021	13,213.27	12,781.535748	11,805.26
11/30/2021	13,938.65	13,175.207049	11,840.67
12/31/2021	13,334.29	12,940.688364	11,805.15
1/31/2022	12,295.97	12,417.884554	11,545.44
2/28/2022	11,859.57	12,154.625401	11,418.44
3/31/2022	10,539.3	11,539.601356	11,098.72
4/30/2022	8,611.93	10,482.573872	10,676.97
5/31/2022	8,190.04	10,236.233386	10,741.03
6/30/2022	7,917.84	10,138.989169	10,569.17
7/31/2022	8,294.55	10,437.07545	10,822.83
8/31/2022	7,511.71	9,896.4349419	10,519.79
9/30/2022	6,285.76	9,049.3001109	10,067.44
10/31/2022	5,480.43	8,481.9089939	9,936.57
11/30/2022	6,260.23	9,100.2401596	10,304.22
12/31/2022	5,868.04	8,925.5155485	10,252.7
1/31/2023	6,764.67	9,540.4835698	10,570.53
2/28/2023	6,076.36	9,071.0917782	10,295.7
3/31/2023	6,613.74	9,507.4112927	10,553.09
4/30/2023	6,630.07	9,547.3424201	10,616.41
5/31/2023	6,192.47	9,264.7410845	10,499.63
6/30/2023	6,172.3	9,280.4911443	10,457.63
7/31/2023	5,836.05	9,054.0471604	10,447.17
8/31/2023	5,429.92	8,771.560889	10,384.49
9/30/2023	4,563.66	8,074.2217983	10,124.88
10/31/2023	4,037.85	7,638.2138212	9,962.88
11/30/2023	4,829.72	8,394.3969895	10,411.21
12/31/2023	5,654.53	9,117.1545703	10,806.83
1/31/2024	5,363.45	8,912.0185925	10,774.41
2/29/2024	5,086.89	8,713.2805779	10,623.57
3/31/2024	5,149.76	8,789.0861189	10,719.18
4/30/2024	4,473.19	8,226.5846073	10,451.21
5/31/2024	4,711.72	8,467.6235363	10,628.88
6/30/2024	4,847.68	8,615.8069482	10,724.54
7/31/2024	5,170.32	8,928.5607404	10,971.2
8/31/2024	5,367.49	9,130.3462131	11,124.8
9/30/2024	5,540.84	9,302.9097566	11,269.42
10/31/2024	4,927.92	8,800.5526297	10,987.68
11/30/2024	5,081.27	8,966.0030191	11,108.55
12/31/2024	4,460.26	8,413.6972332	10,930.81
1/31/2025	4,465.53	8,451.5588707	10,985.47
2/28/2025	4,953.51	8,926.5364793	11,227.15
3/31/2025	4,802.75	8,814.0621196	11,227.15
4/30/2025	4,633.91	8,689.7838437	11,272.05
5/31/2025	4,327.13	8,419.5315662	11,193.15
6/30/2025	4,534.42	8,642.6491527	11,361.05
7/31/2025	4,416	8,552.7656015	11,326.96
8/31/2025	4,392.61	8,546.7786656	11,462.89
9/30/2025	4,689.38	8,857.0267311	11,588.98
10/31/2025	4,798.32	8,980.1394027	11,658.51
11/30/2025	4,802.71	9,001.6917373	11,728.46
12/31/2025	4,557.63	8,774.8491055	11,716.74
1/31/2026	4,514.33	8,767.8292262	11,728.45
2/28/2026	4,913.19	9,165.8886731	11,916.11
3/31/2026	4,489.74	8,787.3374709	11,701.62
4/30/2026	4,395.28	8,712.6451024	11,713.32
5/31/2026	4,421.54	8,757.9508569	11,748.46

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra 20+ Year Treasury	2.18%	-17.65%	-7.84%
ICE U.S. Treasury 20+ Year Bond Index	4.02%	-6.04%	-1.32%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 63,952,559
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 683,218
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$63,952,559 Number of Portfolio Holdings8 Net Investment Advisory Fees$683,218 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Long Swaps	197%
U.S. Treasury Long Bond Futures	3%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The Ultra 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038820
Shareholder Report [Line Items]
Fund Name	Ultra Communication Services
Trading Symbol	LTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Communication Services (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LTL	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Communication Services	23.23%	18.76%	9.27%
S&P Communication Services Select Sector Index	15.43%	9.15%	13.85%
S&P Total Market Index	29.84%	12.88%	15.08%

AssetsNet	$ 7,995,521
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,995,521 Number of Portfolio Holdings30 Net Investment Advisory Fees$- Portfolio Turnover Rate72%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	60%
S&P Communication Services Select Sector Index Long Swaps	140%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Communication Services	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Meta Platforms, Inc., Class A	8.5%
Alphabet, Inc., Class A	6.0%
Alphabet, Inc., Class C	4.7%
Take-Two Interactive Software, Inc.	3.0%
Live Nation Entertainment, Inc.	2.9%
EchoStar Corp., Class A	2.8%
Walt Disney Co. (The)	2.8%
Warner Bros Discovery, Inc.	2.5%
Electronic Arts, Inc.	2.5%
Omnicom Group, Inc.	2.5%

C000038810
Shareholder Report [Line Items]
Fund Name	Ultra Consumer Discretionary
Trading Symbol	UCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Consumer Discretionary (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCC	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Consumer Discretionary	18.21%	1.52%	14.85%
S&P Consumer Discretionary Select Sector Index	13.95%	7.91%	13.10%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 11,580,929
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 4,487
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,580,929 Number of Portfolio Holdings53 Net Investment Advisory Fees$4,487 Portfolio Turnover Rate5%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	65%
S&P Consumer Discretionary Select Sector Index Long Swaps	135%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Amazon.com, Inc.	17.9%
Tesla, Inc.	13.0%
Home Depot, Inc. (The)	3.4%
TJX Cos., Inc. (The)	2.5%
McDonald's Corp.	2.4%
Booking Holdings, Inc.	2.0%
Lowe's Cos., Inc.	1.8%
Starbucks Corp.	1.6%
Marriott International, Inc., Class A	1.2%
General Motors Co.	1.1%

C000038809
Shareholder Report [Line Items]
Fund Name	Ultra Consumer Staples
Trading Symbol	UGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Consumer Staples (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UGE	$94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Consumer Staples	-2.05%	-2.51%	8.17%
S&P Consumer Staples Select Sector Index	2.91%	6.07%	7.59%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 11,706,946
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,706,946 Number of Portfolio Holdings42 Net Investment Advisory Fees$- Portfolio Turnover Rate7%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	54%
S&P Consumer Staples Select Sector Index Long Swaps	146%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Staples	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Walmart, Inc.	6.0%
Costco Wholesale Corp.	5.0%
Procter & Gamble Co. (The)	3.9%
Coca-Cola Co. (The)	3.6%
Philip Morris International, Inc.	3.2%
Mondelez International, Inc., Class A	2.7%
Altria Group, Inc.	2.6%
Colgate-Palmolive Co.	2.5%
PepsiCo, Inc.	2.3%
Monster Beverage Corp.	2.3%

C000273458
Shareholder Report [Line Items]
Fund Name	Ultra Copper K-1 Free ETF
Trading Symbol	UCOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Copper K-1 Free ETF (the “Fund”) for the period of April 20, 2026 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Apr. 20, 2026
AssetsNet	$ 7,298,552
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
C000018464
Shareholder Report [Line Items]
Fund Name	Ultra Dow30℠
Trading Symbol	DDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
AssetsNet	$ 523,355,430
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 3,531,079
InvestmentCompanyPortfolioTurnover	0.00%	[1]
C000038814
Shareholder Report [Line Items]
Fund Name	Ultra Energy
Trading Symbol	DIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Energy (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DIG	$135	0.95%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Energy	83.26%	29.50%	4.38%
S&P Energy Select Sector Index	42.48%	21.12%	9.79%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 74,616,851
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 492,876
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,616,851 Number of Portfolio Holdings29 Net Investment Advisory Fees$492,876 Portfolio Turnover Rate5%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	65%
S&P Energy Select Sector Index Long Swaps	135%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Energy	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Exxon Mobil Corp.	14.6%
Chevron Corp.	11.0%
ConocoPhillips	4.5%
SLB Ltd.	3.1%
Williams Cos., Inc. (The)	2.9%
Valero Energy Corp.	2.8%
Marathon Petroleum Corp.	2.8%
EOG Resources, Inc.	2.8%
Phillips 66	2.7%
Baker Hughes Co., Class A	2.4%

C000038811
Shareholder Report [Line Items]
Fund Name	Ultra Financials
Trading Symbol	UYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Financials (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYG	$91	0.93%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.93%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Financials	-2.53%	8.30%	15.45%
S&P Financial Select Sector Index	2.88%	8.26%	12.54%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 690,915,592
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 6,032,200
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$690,915,592 Number of Portfolio Holdings90 Net Investment Advisory Fees$6,032,200 Portfolio Turnover Rate46%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	66%
S&P Financial Select Sector Index Long Swaps	135%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.7%
JPMorgan Chase & Co.	7.2%
Visa, Inc., Class A	4.9%
Mastercard, Inc., Class A	3.6%
Bank of America Corp.	3.0%
Goldman Sachs Group, Inc. (The)	2.7%
Morgan Stanley	2.2%
Wells Fargo & Co.	2.1%
Citigroup, Inc.	2.0%
American Express Co.	1.5%

C000063937
Shareholder Report [Line Items]
Fund Name	Ultra FTSE China 50
Trading Symbol	XPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra FTSE China 50 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XPP	$93	0.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ultra FTSE China 50 : $5,691	FTSE China 50 Index : $14,506	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	10,415.87	10,280	9,924
7/31/2016	11,148.8	10,624.38	10,348.75
8/31/2016	12,161.81	11,254.405734	10,383.93
9/30/2016	12,749.64	11,371.451554	10,426.51
10/31/2016	11,958.79	11,216.799813	10,259.68
11/30/2016	12,397.5	11,340.18461	10,395.11
12/31/2016	10,973.05	10,889.979281	10,642.51
1/31/2017	12,248.4	11,415.965281	10,914.96
2/28/2017	13,259.76	11,831.506417	11,210.76
3/31/2017	13,433.57	11,898.946003	11,365.47
4/30/2017	13,441.88	11,941.782209	11,538.22
5/31/2017	14,555.3	12,480.356587	11,790.91
6/30/2017	14,342.79	12,420.450875	11,855.76
7/31/2017	16,417.74	13,302.302887	12,172.31
8/31/2017	17,687.73	13,801.139246	12,210.04
9/30/2017	17,470.99	13,675.548878	12,475
10/31/2017	18,921	14,337.445444	12,734.48
11/30/2017	19,042.79	14,450.711263	12,987.9
12/31/2017	19,733.97	14,765.736769	13,180.12
1/31/2018	25,525.72	16,832.939916	13,905.02
2/28/2018	20,228.14	15,358.37438	13,326.57
3/31/2018	20,080.57	14,902.230661	13,045.38
4/30/2018	19,715.02	15,271.805981	13,199.32
5/31/2018	19,418.62	15,001.495015	13,249.48
6/30/2018	16,776.18	14,059.401128	13,225.63
7/31/2018	17,165.68	14,036.906086	13,656.78
8/31/2018	16,065.51	13,831.967257	13,794.72
9/30/2018	16,321.26	13,995.184471	13,896.8
10/31/2018	13,596.02	12,752.41209	12,887.89
11/30/2018	15,413.47	13,555.814052	13,055.43
12/31/2018	13,553.59	13,021.714978	12,103.69
1/31/2019	16,405.82	14,086.891263	13,028.41
2/28/2019	16,700.94	14,464.419949	13,398.42
3/31/2019	17,097.34	14,571.456657	13,588.68
4/30/2019	17,195.3	14,752.142719	14,086.02
5/31/2019	14,053.62	13,334.461804	13,274.67
6/30/2019	16,021.9	14,281.208592	14,146.81
7/31/2019	14,743.47	13,924.178377	14,180.77
8/31/2019	13,256.98	13,113.791196	13,917
9/30/2019	13,669.66	13,424.588047	14,249.62
10/31/2019	14,564.77	13,867.599453	14,627.24
11/30/2019	14,359.68	13,685.9339	15,010.47
12/31/2019	16,882.47	14,912.193577	15,519.32
1/31/2020	13,892.42	13,717.726872	15,384.31
2/29/2020	14,468.05	13,773.969552	14,124.33
3/31/2020	11,793.91	12,902.077279	12,303.7
4/30/2020	12,363.68	13,535.569274	13,575.91
5/31/2020	12,588.58	13,298.696811	14,185.47
6/30/2020	13,178.11	13,800.057681	14,595.43
7/31/2020	14,136	14,404.500208	15,282.87
8/31/2020	15,923.39	15,278.85337	16,247.22
9/30/2020	14,496.01	14,430.877008	15,704.56
10/31/2020	15,945.51	15,285.184927	15,272.69
11/30/2020	18,025.92	16,347.505279	17,168.03
12/31/2020	18,136.33	16,574.735603	17,935.44
1/31/2021	20,379.19	17,416.732171	17,795.54
2/28/2021	20,034.99	17,209.473059	18,251.11
3/31/2021	17,953.1	16,309.417618	18,884.42
4/30/2021	17,620.31	16,389.333764	19,739.89
5/31/2021	17,539.58	16,281.164161	20,081.39
6/30/2021	17,667.2	16,473.281898	20,304.29
7/31/2021	13,354.15	14,405.88502	20,543.88
8/31/2021	13,539.29	14,624.854472	21,049.26
9/30/2021	12,168.85	13,887.761807	20,171.51
10/31/2021	12,990.35	14,525.210074	21,276.9
11/30/2021	11,579.61	13,653.697469	20,872.64
12/31/2021	10,797.72	13,260.470982	21,797.3
1/31/2022	11,510.03	13,283.013783	20,788.09
2/28/2022	9,701.88	12,600.266874	20,233.04
3/31/2022	7,707.78	11,887.091769	20,769.22
4/30/2022	7,132.97	11,561.385455	19,126.37
5/31/2022	7,437.93	11,705.902773	19,237.31
6/30/2022	8,370.65	12,278.321419	17,590.59
7/31/2022	6,655.37	11,111.880884	18,888.78
8/31/2022	6,507.49	11,128.548705	18,101.12
9/30/2022	4,698.53	9,471.507803	16,394.18
10/31/2022	2,976.41	7,634.0352892	17,508.99
11/30/2022	5,199.48	10,039.519809	18,913.21
12/31/2022	5,383.93	10,670.001653	18,128.31
1/31/2023	6,697.88	11,862.907838	19,428.11
2/28/2023	5,114.04	10,465.457294	18,876.35
3/31/2023	5,620.82	11,086.058912	19,521.92
4/30/2023	5,122.89	10,527.321543	19,857.7
5/31/2023	4,244.01	9,755.6688737	19,688.91
6/30/2023	4,641.82	10,237.598916	20,860.4
7/31/2023	5,731.84	11,361.687277	21,534.19
8/31/2023	4,580.92	10,333.454578	21,008.76
9/30/2023	4,249.26	10,128.852178	20,096.98
10/31/2023	3,881.5	9,631.5255359	19,558.38
11/30/2023	3,718.18	9,543.8786535	21,347.97
12/31/2023	3,521.67	9,290.0114813	22,366.27
1/31/2024	2,837.34	8,415.8214009	22,572.04
2/29/2024	3,226.54	9,213.6412697	23,571.98
3/31/2024	3,368.9	9,353.688617	24,378.14
4/30/2024	3,734.2	10,110.402026	23,532.22
5/31/2024	4,017.85	10,252.958695	24,609.99
6/30/2024	3,817.61	10,225.275706	25,161.26
7/31/2024	3,689.4	10,120.977894	25,586.48
8/31/2024	3,879.48	10,468.127436	26,228.7
9/30/2024	5,481.7	12,859.047742	26,758.52
10/31/2024	5,238.09	12,352.401261	26,239.41
11/30/2024	4,747.72	11,801.484165	27,247
12/31/2024	4,856.06	12,261.742047	26,609.42
1/31/2025	5,273.67	12,547.440637	27,487.53
2/28/2025	6,361.95	14,000.434263	27,407.82
3/31/2025	6,501.78	14,259.442297	26,286.84
4/30/2025	5,637.46	13,617.767393	26,457.7
5/31/2025	5,962.22	14,184.266517	28,037.23
6/30/2025	6,705.55	14,799.863684	29,290.49
7/31/2025	6,904.64	15,186.140126	29,662.48
8/31/2025	7,388.01	15,546.051647	30,451.5
9/30/2025	8,195.91	16,813.054856	31,572.12
10/31/2025	7,546.95	16,111.950469	32,282.49
11/30/2025	7,429.61	15,991.11084	32,366.42
12/31/2025	7,077.67	15,831.199732	32,728.93
1/31/2026	7,502.77	16,491.36076	33,678.07
2/28/2026	6,601.31	15,439.211944	34,125.98
3/31/2026	6,061.57	14,489.700409	31,819.07
4/30/2026	6,324.11	14,962.064643	35,048.7
5/31/2026	5,691.27	14,505.721671	36,913.29

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra FTSE China 50	-4.54%	-20.16%	-5.48%
FTSE China 50 Index	2.27%	-2.28%	3.79%
S&P Global 1200 Index	31.64%	12.94%	13.94%

AssetsNet	$ 10,166,461
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 33,776
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$10,166,461 Number of Portfolio Holdings7 Net Investment Advisory Fees$33,776 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® China Large-Cap ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	34.8%
Consumer Discretionary	25.5%
Communication Services	16.3%
Information Technology	5.4%
Energy	5.3%
Industrials	4.1%
Materials	3.9%
Health Care	2.3%
Real Estate	1.1%
Consumer Staples	0.9%
Other	0.4%

Largest Holdings [Text Block]

Holdings

The Ultra FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000088640
Shareholder Report [Line Items]
Fund Name	Ultra FTSE Europe
Trading Symbol	UPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra FTSE Europe (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPV	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ultra FTSE Europe : $28,234	FTSE Developed Europe All Cap Index : $24,756	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	8,980.58	9,504	9,924
7/31/2016	9,591.59	9,921.2256	10,348.75
8/31/2016	9,698.45	9,960.9105024	10,383.93
9/30/2016	9,816.07	10,052.550879	10,426.51
10/31/2016	9,118.89	9,700.7115983	10,259.68
11/30/2016	8,674.34	9,492.1462989	10,395.11
12/31/2016	9,524.19	9,983.8394772	10,642.51
1/31/2017	10,075.41	10,203.483946	10,914.96
2/28/2017	10,177.96	10,327.96645	11,210.76
3/31/2017	11,072.96	10,737.986718	11,365.47
4/30/2017	11,917.28	11,167.506187	11,538.22
5/31/2017	13,075.05	11,709.130237	11,790.91
6/30/2017	12,903.84	11,581.500717	11,855.76
7/31/2017	13,616.07	11,947.47614	12,172.31
8/31/2017	13,596.53	11,951.060383	12,210.04
9/30/2017	14,452.87	12,358.591542	12,475
10/31/2017	14,556.82	12,412.969344	12,734.48
11/30/2017	14,499.61	12,447.725659	12,987.9
12/31/2017	14,907.64	12,661.82654	13,180.12
1/31/2018	16,576.26	13,346.831356	13,905.02
2/28/2018	14,485.58	12,572.715137	13,326.57
3/31/2018	14,319.35	12,433.157999	13,045.38
4/30/2018	14,887.01	12,783.773055	13,199.32
5/31/2018	14,104.81	12,395.146354	13,249.48
6/30/2018	13,693.81	12,309.619844	13,225.63
7/31/2018	14,580.77	12,698.603831	13,656.78
8/31/2018	13,684.53	12,364.63055	13,794.72
9/30/2018	13,645.55	12,378.231644	13,896.8
10/31/2018	11,493.99	11,402.82699	12,887.89
11/30/2018	11,265.06	11,264.852784	13,055.43
12/31/2018	10,107.83	10,743.2901	12,103.69
1/31/2019	11,436.1	11,483.502788	13,028.41
2/28/2019	12,114.1	11,853.271577	13,398.42
3/31/2019	12,235.86	11,918.464571	13,588.68
4/30/2019	13,157.49	12,357.064067	14,086.02
5/31/2019	11,634.49	11,677.425544	13,274.67
6/30/2019	13,104.84	12,453.974342	14,146.81
7/31/2019	12,382.96	12,204.894855	14,180.77
8/31/2019	11,904.11	11,891.229058	13,917
9/30/2019	12,475.49	12,211.103119	14,249.62
10/31/2019	13,380.28	12,632.386177	14,627.24
11/30/2019	13,688.35	12,844.610265	15,010.47
12/31/2019	14,900.18	13,384.083896	15,519.32
1/31/2020	13,937.43	13,037.436123	15,384.31
2/29/2020	11,716.51	11,831.473282	14,124.33
3/31/2020	7,544.13	10,027.173606	12,303.7
4/30/2020	8,428.8	10,687.964347	13,575.91
5/31/2020	9,382.48	11,215.949785	14,185.47
6/30/2020	10,041.55	11,648.885447	14,595.43
7/31/2020	10,749.84	12,145.127967	15,282.87
8/31/2020	11,662.63	12,680.728111	16,247.22
9/30/2020	10,894.99	12,262.264083	15,704.56
10/31/2020	9,696.81	11,566.993709	15,272.69
11/30/2020	13,074.7	13,559.986726	17,168.03
12/31/2020	14,378.32	14,259.682041	17,935.44
1/31/2021	14,071.53	14,075.732142	17,795.54
2/28/2021	14,771.77	14,437.478458	18,251.11
3/31/2021	15,724.69	14,856.165334	18,884.42
4/30/2021	17,217.92	15,576.689352	19,739.89
5/31/2021	18,730.77	16,257.390677	20,081.39
6/30/2021	18,178.17	15,981.015036	20,304.29
7/31/2021	18,807.54	16,313.420148	20,543.88
8/31/2021	19,456.31	16,595.642317	21,049.26
9/30/2021	17,355.31	15,774.158022	20,171.51
10/31/2021	19,110.84	16,466.643559	21,276.9
11/30/2021	17,242.73	15,588.971458	20,872.64
12/31/2021	19,021.47	16,592.901219	21,797.3
1/31/2022	17,636.59	15,764.915449	20,788.09
2/28/2022	15,737.01	15,293.544477	20,233.04
3/31/2022	15,572.22	15,284.36835	20,769.22
4/30/2022	13,635	14,379.533744	19,126.37
5/31/2022	14,188.41	14,480.19048	19,237.31
6/30/2022	11,397.96	12,968.458594	17,590.59
7/31/2022	12,470.54	13,635.037366	18,888.78
8/31/2022	10,594.67	12,752.850448	18,101.12
9/30/2022	8,533.2	11,577.037637	16,394.18
10/31/2022	9,908.59	12,423.319088	17,508.99
11/30/2022	12,603.88	13,834.608136	18,913.21
12/31/2022	12,089	13,862.277353	18,128.31
1/31/2023	14,416.48	15,073.840393	19,428.11
2/28/2023	13,838.74	14,989.426887	18,876.35
3/31/2023	14,388.08	15,274.225998	19,521.92
4/30/2023	15,511.92	15,911.161222	19,857.7
5/31/2023	13,864.84	14,999.451684	19,688.91
6/30/2023	14,959.6	15,707.425803	20,860.4
7/31/2023	15,735.73	16,222.62937	21,534.19
8/31/2023	14,367.27	15,557.501566	21,008.76
9/30/2023	13,019.15	14,919.644001	20,096.98
10/31/2023	12,126.03	14,342.253779	19,558.38
11/30/2023	14,479.48	15,803.729439	21,347.97
12/31/2023	15,975	16,650.809337	22,366.27
1/31/2024	15,478.01	16,575.880695	22,572.04
2/29/2024	16,115.67	16,812.915788	23,571.98
3/31/2024	17,263.94	17,465.256921	24,378.14
4/30/2024	16,284.21	17,145.642719	23,532.22
5/31/2024	18,318.45	18,030.357884	24,609.99
6/30/2024	17,133.72	17,581.401972	25,161.26
7/31/2024	17,877.8	18,036.760283	25,586.48
8/31/2024	19,045.62	18,705.92409	26,228.7
9/30/2024	19,109.95	18,814.41845	26,758.52
10/31/2024	16,955.72	17,700.604877	26,239.41
11/30/2024	16,245.37	17,438.635925	27,247
12/31/2024	15,260.93	17,018.3648	26,609.42
1/31/2025	17,133.7	18,150.086059	27,487.53
2/28/2025	18,410.97	18,754.483924	27,407.82
3/31/2025	18,410.81	18,726.352199	26,286.84
4/30/2025	19,462.12	19,600.872846	26,457.7
5/31/2025	21,414.25	20,557.395441	28,037.23
6/30/2025	22,323.31	21,019.936839	29,290.49
7/31/2025	21,128.15	20,698.331805	29,662.48
8/31/2025	22,606.73	21,360.678423	30,451.5
9/30/2025	23,360.87	21,757.987041	31,572.12
10/31/2025	23,513.83	21,905.941353	32,282.49
11/30/2025	24,096.83	22,219.196315	32,366.42
12/31/2025	25,684.3	23,110.186087	32,728.93
1/31/2026	27,967.02	24,184.80974	33,678.07
2/28/2026	29,538.88	24,929.70188	34,125.98
3/31/2026	24,619.74	22,449.196543	31,819.07
4/30/2026	27,282.31	24,119.416766	35,048.7
5/31/2026	28,233.67	24,756.169368	36,913.29

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra FTSE Europe	31.85%	8.55%	10.94%
FTSE Developed Europe All Cap Index	20.42%	8.77%	9.48%
S&P Global 1200 Index	31.64%	12.94%	13.94%

AssetsNet	$ 14,281,240
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 2,071
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,281,240 Number of Portfolio Holdings7 Net Investment Advisory Fees$2,071 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	23.8%
Industrials	19.6%
Health Care	12.2%
Information Technology	8.9%
Consumer Staples	8.0%
Consumer Discretionary	7.1%
Materials	6.1%
Energy	5.0%
Utilities	4.7%
Communication Services	3.1%
Other	1.5%

Country Weights

Table Summary
Country	% of Exposure
United Kingdom	22.8%
Switzerland	14.2%
France	14.0%
Germany	13.3%
Netherlands	7.9%
Sweden	5.7%
Italy	5.7%
Spain	5.7%
Denmark	2.7%
Finland	2.0%
Other	6.0%

Largest Holdings [Text Block]

Holdings

The Ultra FTSE Europe primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038812
Shareholder Report [Line Items]
Fund Name	Ultra Health Care
Trading Symbol	RXL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Health Care (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXL	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Health Care	21.41%	2.02%	12.05%
S&P Health Care Select Sector Index	14.76%	5.66%	9.62%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 72,080,745
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 468,634
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$72,080,745 Number of Portfolio Holdings67 Net Investment Advisory Fees$468,634 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	78%
S&P Health Care Select Sector Index Long Swaps	122%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Eli Lilly & Co.	12.7%
Johnson & Johnson	7.9%
AbbVie, Inc.	5.6%
UnitedHealth Group, Inc.	5.0%
Merck & Co., Inc.	4.3%
Thermo Fisher Scientific, Inc.	2.7%
Amgen, Inc.	2.6%
Gilead Sciences, Inc.	2.4%
Intuitive Surgical, Inc.	2.2%
Pfizer, Inc.	2.2%

C000098413
Shareholder Report [Line Items]
Fund Name	Ultra High Yield
Trading Symbol	UJB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra High Yield (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UJB	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ultra High Yield : $18,986	Markit iBoxx® $ Liquid High Yield Index : $16,955	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	10,339.3	10,080	10,180
7/31/2016	10,604.46	10,315.872	10,241.08
8/31/2016	11,017.6	10,541.789597	10,230.84
9/30/2016	11,239.84	10,592.390187	10,220.61
10/31/2016	11,008.08	10,587.093992	10,138.84
11/30/2016	10,989.58	10,541.569488	9,895.51
12/31/2016	11,386.57	10,737.64268	9,905.41
1/31/2017	11,584.09	10,854.682985	9,925.22
2/28/2017	11,930.95	11,017.50323	9,994.69
3/31/2017	11,876.93	10,987.755971	9,984.7
4/30/2017	12,059.19	11,096.534755	10,064.58
5/31/2017	12,293.89	11,204.171143	10,145.09
6/30/2017	12,314.39	11,215.375314	10,134.95
7/31/2017	12,555.11	11,336.501367	10,175.49
8/31/2017	12,557.04	11,317.229315	10,267.07
9/30/2017	12,697.32	11,405.503703	10,215.73
10/31/2017	12,706.8	11,439.720215	10,225.95
11/30/2017	12,599.56	11,393.961334	10,215.72
12/31/2017	12,649.67	11,415.60986	10,266.8
1/31/2018	12,646.1	11,466.980105	10,143.6
2/28/2018	12,409.24	11,360.33719	10,052.31
3/31/2018	12,334.84	11,296.719301	10,112.62
4/30/2018	12,434.41	11,383.70404	10,041.83
5/31/2018	12,428.36	11,404.194707	10,112.12
6/30/2018	12,433.38	11,452.092325	10,102.01
7/31/2018	12,832.83	11,589.517433	10,102.01
8/31/2018	12,992.62	11,675.279862	10,162.62
9/30/2018	13,109.35	11,738.326373	10,101.65
10/31/2018	12,569.86	11,549.339319	10,020.84
11/30/2018	12,440.83	11,493.90249	10,080.96
12/31/2018	11,891.17	11,245.634196	10,262.42
1/31/2019	13,065.86	11,783.175511	10,375.3
2/28/2019	13,359.29	11,974.062954	10,364.93
3/31/2019	13,679.2	12,089.013958	10,561.86
4/30/2019	13,921.8	12,244.962238	10,561.86
5/31/2019	13,356.55	12,074.757263	10,751.98
6/30/2019	14,180.17	12,381.456098	10,891.75
7/31/2019	14,192.15	12,453.268543	10,913.54
8/31/2019	14,351.23	12,508.062925	11,197.29
9/30/2019	14,452.5	12,545.587113	11,141.3
10/31/2019	14,417.78	12,594.514903	11,174.73
11/30/2019	14,556.49	12,646.152414	11,163.55
12/31/2019	15,083.4	12,892.752386	11,152.39
1/31/2020	14,916.34	12,850.206303	11,364.28
2/29/2020	14,507.43	12,636.892879	11,568.84
3/31/2020	11,547.93	11,346.666116	11,499.43
4/30/2020	12,610.89	11,749.472763	11,706.42
5/31/2020	13,360	12,244.125566	11,764.95
6/30/2020	13,190.34	12,225.759378	11,835.54
7/31/2020	14,558.68	12,811.373252	12,013.07
8/31/2020	14,541.62	12,907.458552	11,916.97
9/30/2020	14,252.35	12,746.11532	11,905.05
10/31/2020	14,347.11	12,789.452112	11,857.43
11/30/2020	15,303.43	13,270.335511	11,976
12/31/2020	15,882.4	13,493.277148	11,987.98
1/31/2021	15,745.05	13,524.311685	11,904.06
2/28/2021	15,649.76	13,532.426272	11,737.41
3/31/2021	16,011.58	13,585.202735	11,596.56
4/30/2021	16,203.11	13,719.696242	11,689.33
5/31/2021	16,201.57	13,744.391695	11,724.4
6/30/2021	16,618.33	13,903.826639	11,806.47
7/31/2021	16,638.18	13,930.243909	11,936.34
8/31/2021	16,822.89	14,019.39747	11,912.47
9/30/2021	16,684.87	13,995.564495	11,805.26
10/31/2021	16,569.27	13,952.178245	11,805.26
11/30/2021	16,165.57	13,804.285155	11,840.67
12/31/2021	16,897.3	14,096.936001	11,805.15
1/31/2022	15,989.23	13,692.353937	11,545.44
2/28/2022	15,704.33	13,599.245931	11,418.44
3/31/2022	15,278.16	13,479.572566	11,098.72
4/30/2022	14,017.25	12,948.477407	10,676.97
5/31/2022	14,461.54	13,075.372486	10,741.03
6/30/2022	12,452.61	12,147.021039	10,569.17
7/31/2022	14,154.02	12,974.233172	10,822.83
8/31/2022	12,916.74	12,529.216974	10,519.79
9/30/2022	11,918.76	12,061.877181	10,067.44
10/31/2022	12,662.69	12,440.620125	9,936.57
11/30/2022	13,488.8	12,718.045953	10,304.22
12/31/2022	12,962.58	12,580.691057	10,252.7
1/31/2023	13,868.08	13,081.402561	10,570.53
2/28/2023	13,288.54	12,868.1757	10,295.7
3/31/2023	13,731.06	13,039.322436	10,553.09
4/30/2023	13,729.64	13,141.029151	10,616.41
5/31/2023	13,335.32	12,979.394493	10,499.63
6/30/2023	13,746.28	13,198.74626	10,457.63
7/31/2023	14,001.53	13,382.208833	10,447.17
8/31/2023	13,983.06	13,410.311471	10,384.49
9/30/2023	13,486.33	13,246.705671	10,124.88
10/31/2023	13,148.64	13,074.498498	9,962.88
11/30/2023	14,387.06	13,681.155228	10,411.21
12/31/2023	15,249.06	14,202.407242	10,806.83
1/31/2024	15,220.29	14,172.582187	10,774.41
2/29/2024	15,241.42	14,206.596384	10,623.57
3/31/2024	15,495.04	14,362.868944	10,719.18
4/30/2024	15,006.65	14,217.803968	10,451.21
5/31/2024	15,418.62	14,389.839396	10,628.88
6/30/2024	15,493.58	14,526.54287	10,724.54
7/31/2024	16,149.23	14,831.600271	10,971.2
8/31/2024	16,532.35	15,061.490075	11,124.8
9/30/2024	17,011	15,308.498512	11,269.42
10/31/2024	16,594.23	15,222.77092	10,987.68
11/30/2024	17,057.86	15,402.399617	11,108.55
12/31/2024	16,709.53	15,333.088819	10,930.81
1/31/2025	17,086.39	15,553.885298	10,985.47
2/28/2025	17,348.66	15,656.540941	11,227.15
3/31/2025	16,901.32	15,509.369456	11,227.15
4/30/2025	16,844.87	15,523.327888	11,272.05
5/31/2025	17,361.39	15,788.776795	11,193.15
6/30/2025	17,929.86	16,080.869166	11,361.05
7/31/2025	17,901.28	16,146.80073	11,326.96
8/31/2025	18,219.84	16,337.332978	11,462.89
9/30/2025	18,479.04	16,445.159376	11,588.98
10/31/2025	18,393.57	16,481.338727	11,658.51
11/30/2025	18,608.49	16,570.337956	11,728.46
12/31/2025	18,724.72	16,687.987355	11,716.74
1/31/2026	18,889.96	16,766.420896	11,728.45
2/28/2026	18,831.75	16,786.540601	11,916.11
3/31/2026	18,404.15	16,615.317887	11,701.62
4/30/2026	18,900.43	16,877.839909	11,713.32
5/31/2026	18,985.96	16,955.477973	11,748.46

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra High Yield	9.37%	3.22%	6.62%
Markit iBoxx® $ Liquid High Yield Index	7.40%	4.29%	5.42%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 8,681,046
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 8,610
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,681,046 Number of Portfolio Holdings6 Net Investment Advisory Fees$8,610 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® iBoxx $ High Yield Corporate Bond ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
High Yield	100.0%

Largest Holdings [Text Block]

Holdings

The Ultra High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038813
Shareholder Report [Line Items]
Fund Name	Ultra Industrials
Trading Symbol	UXI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Industrials (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UXI	$113	0.95%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Industrials	38.86%	11.44%	19.25%
S&P Industrials Select Sector Index	22.89%	12.28%	14.06%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 28,452,186
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 104,862
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$28,452,186 Number of Portfolio Holdings86 Net Investment Advisory Fees$104,862 Portfolio Turnover Rate4%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	63%
S&P Industrials Select Sector Index Long Swaps	137%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Caterpillar, Inc.	4.7%
General Electric Co.	3.9%
GE Vernova, Inc.	3.0%
RTX Corp.	2.8%
Boeing Co. (The)	2.1%
Union Pacific Corp.	1.8%
Eaton Corp. plc	1.8%
Honeywell International, Inc.	1.8%
Uber Technologies, Inc.	1.7%
Deere & Co.	1.6%

C000038872
Shareholder Report [Line Items]
Fund Name	Ultra Materials
Trading Symbol	UYM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Materials (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UYM	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Materials	33.74%	3.31%	12.11%
S&P Materials Select Sector Index	20.91%	5.40%	10.36%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 40,026,631
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 192,447
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$40,026,631 Number of Portfolio Holdings32 Net Investment Advisory Fees$192,447 Portfolio Turnover Rate18%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	72%
S&P Materials Select Sector Index Long Swaps	128%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Materials	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Linde plc	10.2%
Newmont Corp.	5.3%
Nucor Corp.	4.6%
Freeport-McMoRan, Inc.	4.2%
Vulcan Materials Co.	3.3%
CRH plc	3.3%
Air Products and Chemicals, Inc.	3.2%
Steel Dynamics, Inc.	3.2%
Corteva, Inc.	3.1%
Sherwin-Williams Co. (The)	3.1%

C000018463
Shareholder Report [Line Items]
Fund Name	Ultra MidCap400
Trading Symbol	MVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MVV	$117	0.95%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MidCap400	45.85%	6.30%	13.60%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

AssetsNet	$ 159,760,953
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 1,041,005
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$159,760,953 Number of Portfolio Holdings411 Net Investment Advisory Fees$1,041,005 Portfolio Turnover Rate17%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P MidCap 400® Long Swaps	84%
SPDR® S&P MidCap 400® ETF Trust Long Swaps	25%
S&P Midcap 400® E-Mini Index Futures	16%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.9%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Consumer Staples	3.1%
Utilities	3.2%
Other	1.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Flex Ltd.	1.2%
Twilio, Inc., Class A	0.6%
TechnipFMC plc	0.6%
Curtiss-Wright Corp.	0.6%
nVent Electric plc	0.6%
Sterling Infrastructure, Inc.	0.6%
XPO, Inc.	0.5%
Everpure, Inc., Class A	0.5%
Illumina, Inc.	0.5%
United Therapeutics Corp.	0.5%

C000088638
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Brazil Capped
Trading Symbol	UBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra MSCI Brazil Capped (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBR	$129	0.95%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ultra MSCI Brazil Capped : $10,102	MSCI Brazil 25/50 Index : $25,244	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000	10,000
6/30/2016	13,989.1	11,938	10,400
7/31/2016	16,913.85	13,124.6372	10,923.12
8/31/2016	17,102.25	13,237.50908	11,195.105688
9/30/2016	17,113.7	13,279.869109	11,339.522551
10/31/2016	21,359.15	15,083.275334	11,366.737405
11/30/2016	16,482.11	13,344.173688	10,843.867485
12/31/2016	16,582.11	13,493.628433	10,867.723993
1/31/2017	20,162.87	14,824.100197	11,462.188496
2/28/2017	20,995.61	15,470.430965	11,812.931464
3/31/2017	20,462.03	14,831.502167	12,110.617337
4/30/2017	20,022.26	14,862.648321	12,375.839856
5/31/2017	17,032.21	14,115.057111	12,742.164716
6/30/2017	16,213.38	13,841.225003	12,870.86058
7/31/2017	19,795.45	15,331.924935	13,637.96387
8/31/2017	22,055.21	16,274.838319	13,942.090465
9/30/2017	23,851.17	16,922.576884	13,886.322103
10/31/2017	21,974.77	16,296.441539	14,373.732008
11/30/2017	20,201.27	15,809.177937	14,402.479472
12/31/2017	22,419.08	16,536.400122	14,919.528486
1/31/2018	29,481.29	19,183.877782	16,162.325208
2/28/2018	27,797	18,702.36245	15,417.242016
3/31/2018	26,876.14	18,283.429531	15,110.4389
4/30/2018	23,694.66	17,546.607321	15,063.59654
5/31/2018	16,591.64	14,747.923453	14,530.345222
6/30/2018	13,648.52	13,573.988746	13,927.335895
7/31/2018	17,101.2	15,130.925255	14,233.737285
8/31/2018	13,566.74	13,431.722349	13,849.426378
9/30/2018	14,452.51	14,345.079469	13,776.024419
10/31/2018	19,995.66	16,918.586726	12,576.132692
11/30/2018	19,371.26	16,612.360306	13,094.269359
12/31/2018	18,224.56	16,371.481081	12,747.271221
1/31/2019	25,373.87	19,336.356305	13,863.932179
2/28/2019	22,581.66	18,450.751187	13,894.43283
3/31/2019	20,167.77	17,712.721139	14,011.146066
4/30/2019	20,370.1	17,602.902268	14,306.781248
5/31/2019	20,357.63	17,930.31625	13,268.108929
6/30/2019	22,800.04	19,033.0307	14,096.038927
7/31/2019	23,438.85	19,573.568771	13,924.067252
8/31/2019	19,573.39	17,790.416656	13,244.57277
9/30/2019	20,524.45	18,236.956114	13,497.54411
10/31/2019	22,780.62	19,343.939351	14,067.140471
11/30/2019	20,523	18,550.837837	14,047.446475
12/31/2019	26,251.4	20,891.953572	15,095.385982
1/31/2020	22,136.9	19,406.535673	14,391.940995
2/29/2020	16,837.72	16,875.923421	13,633.485704
3/31/2020	4,696.76	10,451.259375	11,533.928906
4/30/2020	4,943.4	11,009.356626	12,590.436794
5/31/2020	5,861.75	11,937.445389	12,687.383157
6/30/2020	6,526.72	12,789.77899	13,619.905819
7/31/2020	8,266.57	14,636.623076	14,837.525399
8/31/2020	6,882.56	13,345.672921	15,165.434711
9/30/2020	5,843.62	12,411.475816	14,922.787755
10/31/2020	5,452.12	12,083.812855	15,230.197183
11/30/2020	8,249.89	14,909.0083	16,638.990422
12/31/2020	10,320.25	16,902.34271	17,861.956218
1/31/2021	8,665.94	15,568.74787	18,410.318274
2/28/2021	7,453.04	14,628.395499	18,550.236693
3/31/2021	8,092.75	15,258.879345	18,270.128119
4/30/2021	9,084.99	16,235.447623	18,725.054309
5/31/2021	10,802.14	17,737.226528	18,940.392434
6/30/2021	12,020.87	18,670.204643	19,192.299653
7/31/2021	10,105.59	17,544.391303	17,900.657887
8/31/2021	9,506.77	17,135.606986	18,369.655123
9/30/2021	7,323.68	14,957.671338	17,640.379815
10/31/2021	6,023.07	13,621.951287	17,815.019575
11/30/2021	5,845.66	13,442.14153	17,088.166776
12/31/2021	6,290.89	14,037.6284	17,409.424312
1/31/2022	7,913.74	15,820.407207	17,080.386192
2/28/2022	8,539.85	16,537.071654	16,569.682645
3/31/2022	11,169.84	19,030.862059	16,195.207817
4/30/2022	8,310.47	16,452.18025	15,294.754263
5/31/2022	9,483.62	17,806.194685	15,362.051181
6/30/2022	6,192.72	14,430.140172	14,340.474778
7/31/2022	6,865.84	15,231.012952	14,304.623591
8/31/2022	7,486.73	16,157.058539	14,364.70301
9/30/2022	6,920.35	15,596.408608	12,681.159817
10/31/2022	8,186.73	16,967.332925	12,288.043863
11/30/2022	7,411.83	16,519.395336	14,110.360768
12/31/2022	6,639.59	16,033.725113	13,911.404681
1/31/2023	7,650.28	17,170.516223	15,010.405651
2/28/2023	6,100.68	15,616.584505	14,037.731365
3/31/2023	6,041.83	15,599.406262	14,463.074625
4/30/2023	6,356.72	16,137.585778	14,299.641882
5/31/2023	6,532.69	16,231.183776	14,059.407898
6/30/2023	8,583.64	18,784.348983	14,593.665398
7/31/2023	9,261.02	19,685.997735	15,502.850752
8/31/2023	7,584.02	18,059.934322	14,547.875146
9/30/2023	7,416.33	18,097.860184	14,166.720817
10/31/2023	6,899.75	17,433.668715	13,615.635377
11/30/2023	8,900.95	19,907.506306	14,704.886208
12/31/2023	9,984.66	21,334.874508	15,279.847258
1/31/2024	8,774.87	20,073.983424	14,570.862346
2/29/2024	8,724.38	20,144.242366	15,264.435393
3/31/2024	8,346.74	19,785.674852	15,600.252972
4/30/2024	7,562.53	18,966.547913	15,712.574793
5/31/2024	6,814.19	18,014.427208	15,800.565212
6/30/2024	6,131.06	17,355.099172	16,423.107482
7/31/2024	6,268.01	17,599.806071	16,472.376804
8/31/2024	7,171.38	18,754.353349	16,737.582071
9/30/2024	6,941.99	18,638.076358	17,855.652553
10/31/2024	6,112.75	17,573.842198	17,061.076014
11/30/2024	5,098.62	16,345.430628	16,448.583385
12/31/2024	4,278.28	15,013.278032	16,425.555369
1/31/2025	5,364.15	16,846.39928	16,719.57281
2/28/2025	4,812.52	16,049.564594	16,799.826759
3/31/2025	5,478.79	17,099.206118	16,905.665668
4/30/2025	5,889.01	17,998.62436	17,127.129888
5/31/2025	5,904.88	18,011.223397	17,858.458334
6/30/2025	6,835.35	19,408.894333	18,931.75168
7/31/2025	5,736.1	18,054.153509	19,300.920838
8/31/2025	7,008.42	19,904.704243	19,547.972625
9/30/2025	7,690.27	20,989.510624	20,945.652667
10/31/2025	7,708.27	21,132.239297	21,821.180949
11/30/2025	8,888.5	22,757.308499	21,299.654724
12/31/2025	8,394.25	22,472.842142	21,936.5144
1/31/2026	11,278.78	26,205.581222	23,877.895925
2/28/2026	12,220.74	27,266.907262	25,191.180201
3/31/2026	11,767.63	26,727.022498	21,901.212066
4/30/2026	12,478.38	27,798.7761	25,122.880361
5/31/2026	10,102.05	25,244.068576	27,557.287468

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Brazil Capped	71.08%	-1.33%	0.10%
MSCI Brazil 25/50 Index	40.14%	7.30%	9.69%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

AssetsNet	$ 3,844,185
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,844,185 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	35.4%
Energy	16.3%
Materials	14.9%
Utilities	12.9%
Industrials	8.4%
Consumer Staples	5.7%
Consumer Discretionary	2.3%
Communication Services	2.1%
Health Care	1.2%
Information Technology	0.8%

Largest Holdings [Text Block]

Holdings

The Ultra MSCI Brazil Capped primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000063940
Shareholder Report [Line Items]
Fund Name	Ultra MSCI EAFE
Trading Symbol	EFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra MSCI EAFE (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFO	$113	0.95%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ultra MSCI EAFE : $26,986	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000
6/30/2016	9,379.76	9,664
7/31/2016	10,111.46	10,153.9648
8/31/2016	10,200.73	10,161.072575
9/30/2016	10,441.97	10,286.053768
10/31/2016	9,968.59	10,075.189666
11/30/2016	9,595.02	9,874.6933914
12/31/2016	10,098.88	10,212.407905
1/31/2017	10,749.1	10,508.567735
2/28/2017	10,987.09	10,658.840253
3/31/2017	11,679.23	10,951.95836
4/30/2017	12,216.23	11,230.138103
5/31/2017	13,057.93	11,642.284171
6/30/2017	13,096.77	11,621.328059
7/31/2017	13,765.31	11,956.022308
8/31/2017	13,707.67	11,951.239899
9/30/2017	14,325.56	12,248.825772
10/31/2017	14,772.16	12,435.007924
11/30/2017	14,923.67	12,565.575507
12/31/2017	15,277.53	12,767.881273
1/31/2018	16,783.95	13,408.828913
2/28/2018	15,084.02	12,804.090729
3/31/2018	14,761.15	12,551.850141
4/30/2018	15,155.54	12,860.625655
5/31/2018	14,517.08	12,571.261578
6/30/2018	13,999.43	12,417.892186
7/31/2018	14,742.25	12,723.372334
8/31/2018	14,009.92	12,477.811248
9/30/2018	14,220.78	12,586.368206
10/31/2018	11,914.45	11,584.493297
11/30/2018	11,953.94	11,569.433455
12/31/2018	10,628.24	11,008.315933
1/31/2019	12,002.8	11,731.56229
2/28/2019	12,555.92	12,030.717128
3/31/2019	12,719.22	12,106.510646
4/30/2019	13,409.68	12,446.703595
5/31/2019	12,012.42	11,849.261823
6/30/2019	13,408.95	12,551.923049
7/31/2019	12,830.89	12,392.513626
8/31/2019	12,255.51	12,071.547523
9/30/2019	12,990.61	12,418.000937
10/31/2019	13,809.99	12,863.80717
11/30/2019	14,075.16	13,009.168192
12/31/2019	14,877.91	13,431.966158
1/31/2020	13,992.63	13,151.238065
2/29/2020	11,822.63	11,962.366144
3/31/2020	8,194.82	10,365.390264
4/30/2020	9,057.9	11,034.994475
5/31/2020	10,005.56	11,515.016734
6/30/2020	10,626.75	11,906.527303
7/31/2020	11,001.24	12,183.94939
8/31/2020	12,027.36	12,810.204388
9/30/2020	11,494.44	12,477.139074
10/31/2020	10,652.36	11,979.301225
11/30/2020	13,840.92	13,836.092915
12/31/2020	15,220.43	14,479.471235
1/31/2021	14,930.48	14,324.540893
2/28/2021	15,564.98	14,645.410609
3/31/2021	16,306.52	14,982.255053
4/30/2021	17,236.07	15,433.22093
5/31/2021	18,396.48	15,987.273562
6/30/2021	17,952.31	15,757.056823
7/31/2021	18,175.26	15,875.234749
8/31/2021	18,663.34	16,154.63888
9/30/2021	17,408.84	15,686.154353
10/31/2021	18,493.54	16,072.03375
11/30/2021	16,801.43	15,324.68418
12/31/2021	18,245.48	16,109.30801
1/31/2022	16,889.54	15,331.228434
2/28/2022	15,675.6	15,059.86569
3/31/2022	15,692.47	15,156.248831
4/30/2022	13,590.34	14,175.639531
5/31/2022	14,024.84	14,281.956828
6/30/2022	11,565.19	12,956.591234
7/31/2022	12,699.74	13,601.829478
8/31/2022	11,103.61	12,955.742577
9/30/2022	9,035.6	11,744.380646
10/31/2022	10,000.44	12,376.228325
11/30/2022	12,621.9	13,769.791635
12/31/2022	12,043.54	13,780.807468
1/31/2023	14,189.36	14,897.052873
2/28/2023	13,224.84	14,585.704468
3/31/2023	13,917.65	14,947.429939
4/30/2023	14,644.9	15,368.947463
5/31/2023	13,387.66	14,718.840985
6/30/2023	14,480.33	15,388.54825
7/31/2023	15,160.93	15,887.137213
8/31/2023	13,855.92	15,278.659858
9/30/2023	12,768.21	14,756.129691
10/31/2023	11,930.18	14,158.506438
11/30/2023	13,840.22	15,472.415836
12/31/2023	15,244.17	16,294.001117
1/31/2024	14,990.45	16,388.506323
2/29/2024	15,774.82	16,688.415989
3/31/2024	16,738.98	17,219.107618
4/30/2024	15,548.1	16,797.239481
5/31/2024	17,019.24	17,447.292649
6/30/2024	16,293.67	17,166.391237
7/31/2024	17,018.25	17,669.3665
8/31/2024	17,990.92	18,243.620912
9/30/2024	18,156.83	18,411.462224
10/31/2024	16,194.78	17,409.878679
11/30/2024	15,981.17	17,310.642371
12/31/2024	14,950.96	16,917.690789
1/31/2025	16,306.47	17,807.561324
2/28/2025	17,177.62	18,153.028014
3/31/2025	17,103.52	18,080.415902
4/30/2025	18,027.58	18,908.49895
5/31/2025	19,651.88	19,774.508202
6/30/2025	20,465.44	20,209.547383
7/31/2025	19,478.09	19,926.613719
8/31/2025	21,132.29	20,775.487464
9/30/2025	21,893.46	21,172.299274
10/31/2025	22,270.66	21,422.132406
11/30/2025	22,461.87	21,554.949627
12/31/2025	23,563.45	22,201.598115
1/31/2026	25,770.01	23,360.521537
2/28/2026	28,039.37	24,442.113684
3/31/2026	23,541.38	21,927.020186
4/30/2026	25,911.86	23,560.58319
5/31/2026	26,986.21	24,283.893094

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI EAFE	37.32%	7.96%	10.44%
MSCI EAFE Index	22.80%	8.71%	9.27%

AssetsNet	$ 29,505,475
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 103,825
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$29,505,475 Number of Portfolio Holdings7 Net Investment Advisory Fees$103,825 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	24.6%
Industrials	19.5%
Information Technology	10.8%
Health Care	10.2%
Consumer Discretionary	8.5%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	4.2%
Utilities	3.8%
Energy	3.7%
Other	1.7%

Country Weights

Table Summary
Country	% of Exposure
Japan	23.6%
United Kingdom	14.5%
France	10.0%
Switzerland	9.3%
Germany	9.0%
Australia	6.5%
Netherlands	5.7%
Spain	3.8%
Sweden	3.6%
Italy	3.3%
Other	10.7%

Largest Holdings [Text Block]

Holdings

The Ultra MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000063941
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Emerging Markets
Trading Symbol	EET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EET	$150	0.95%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	Ultra MSCI Emerging Markets : $28,620	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000
6/30/2016	10,820.18	10,400
7/31/2016	11,994.62	10,923.12
8/31/2016	12,165.49	11,195.105688
9/30/2016	12,709.07	11,339.522551
10/31/2016	12,461.52	11,366.737405
11/30/2016	11,313.95	10,843.867485
12/31/2016	11,212.26	10,867.723993
1/31/2017	12,719.96	11,462.188496
2/28/2017	13,136.91	11,812.931464
3/31/2017	14,066.64	12,110.617337
4/30/2017	14,510.76	12,375.839856
5/31/2017	15,287.09	12,742.164716
6/30/2017	15,525.78	12,870.86058
7/31/2017	17,338.89	13,637.96387
8/31/2017	18,097.66	13,942.090465
9/30/2017	18,027.77	13,886.322103
10/31/2017	19,173.02	14,373.732008
11/30/2017	18,955.25	14,402.479472
12/31/2017	20,343.86	14,919.528486
1/31/2018	23,767.76	16,162.325208
2/28/2018	20,818.79	15,417.242016
3/31/2018	20,896.56	15,110.4389
4/30/2018	19,645.09	15,063.59654
5/31/2018	18,527.23	14,530.345222
6/30/2018	16,789.26	13,927.335895
7/31/2018	17,902.19	14,233.737285
8/31/2018	16,452.78	13,849.426378
9/30/2018	16,194.75	13,776.024419
10/31/2018	13,344.12	12,576.132692
11/30/2018	14,551.61	13,094.269359
12/31/2018	13,467.13	12,747.271221
1/31/2019	16,284.49	13,863.932179
2/28/2019	15,719.09	13,894.43283
3/31/2019	15,991	14,011.146066
4/30/2019	16,686.81	14,306.781248
5/31/2019	14,229.82	13,268.108929
6/30/2019	15,978.86	14,096.038927
7/31/2019	15,087.62	13,924.067252
8/31/2019	13,854.89	13,244.57277
9/30/2019	14,273.96	13,497.54411
10/31/2019	15,427.26	14,067.140471
11/30/2019	15,347.03	14,047.446475
12/31/2019	17,745.5	15,095.385982
1/31/2020	15,524.97	14,391.940995
2/29/2020	14,276.17	13,633.485704
3/31/2020	9,385.73	11,533.928906
4/30/2020	10,681.12	12,590.436794
5/31/2020	11,258.83	12,687.383157
6/30/2020	12,693.66	13,619.905819
7/31/2020	14,797.43	14,837.525399
8/31/2020	15,615.41	15,165.434711
9/30/2020	15,243.22	14,922.787755
10/31/2020	15,630.07	15,230.197183
11/30/2020	18,490.59	16,638.990422
12/31/2020	21,160.81	17,861.956218
1/31/2021	22,409.76	18,410.318274
2/28/2021	22,670.23	18,550.236693
3/31/2021	22,188.27	18,270.128119
4/30/2021	22,668.46	18,725.054309
5/31/2021	23,344.04	18,940.392434
6/30/2021	23,738.94	19,192.299653
7/31/2021	20,691.71	17,900.657887
8/31/2021	21,279.26	18,369.655123
9/30/2021	19,599.48	17,640.379815
10/31/2021	19,972.86	17,815.019575
11/30/2021	18,322.9	17,088.166776
12/31/2021	18,825.87	17,409.424312
1/31/2022	18,730.58	17,080.386192
2/28/2022	17,088.94	16,569.682645
3/31/2022	15,752.91	16,195.207817
4/30/2022	13,815.61	15,294.754263
5/31/2022	13,872.33	15,362.051181
6/30/2022	12,370.13	14,340.474778
7/31/2022	12,211.01	14,304.623591
8/31/2022	11,803.39	14,364.70301
9/30/2022	9,134.9	12,681.159817
10/31/2022	8,654.48	12,288.043863
11/30/2022	11,402	14,110.360768
12/31/2022	10,704.38	13,911.404681
1/31/2023	12,633.05	15,010.405651
2/28/2023	10,700.13	14,037.731365
3/31/2023	11,279.09	14,463.074625
4/30/2023	11,009.39	14,299.641882
5/31/2023	10,403.5	14,059.407898
6/30/2023	11,243.1	14,593.665398
7/31/2023	12,540.4	15,502.850752
8/31/2023	10,825.95	14,547.875146
9/30/2023	10,085.47	14,166.720817
10/31/2023	9,348.1	13,615.635377
11/30/2023	10,755.32	14,704.886208
12/31/2023	11,445.4	15,279.847258
1/31/2024	10,346.42	14,570.862346
2/29/2024	11,132.19	15,264.435393
3/31/2024	11,661.26	15,600.252972
4/30/2024	11,517.27	15,712.574793
5/31/2024	11,873.12	15,800.565212
6/30/2024	12,420.58	16,423.107482
7/31/2024	12,532.52	16,472.376804
8/31/2024	12,652.61	16,737.582071
9/30/2024	14,025.82	17,855.652553
10/31/2024	13,074.35	17,061.076014
11/30/2024	12,292.8	16,448.583385
12/31/2024	11,798.38	16,425.555369
1/31/2025	12,222.87	16,719.57281
2/28/2025	12,421.43	16,799.826759
3/31/2025	12,600.15	16,905.665668
4/30/2025	12,405.28	17,127.129888
5/31/2025	13,320.37	17,858.458334
6/30/2025	15,140.27	18,931.75168
7/31/2025	15,245.45	19,300.920838
8/31/2025	15,956.83	19,547.972625
9/30/2025	18,197.69	20,945.652667
10/31/2025	19,333.28	21,821.180949
11/30/2025	18,526.25	21,299.654724
12/31/2025	19,215.97	21,936.5144
1/31/2026	22,248.34	23,877.895925
2/28/2026	24,775.16	25,191.180201
3/31/2026	20,054.4	21,901.212066
4/30/2026	25,187.64	25,122.880361
5/31/2026	28,619.83	27,557.287468

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Emerging Markets	114.85%	4.16%	11.09%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

AssetsNet	$ 42,970,014
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 183,409
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$42,970,014 Number of Portfolio Holdings7 Net Investment Advisory Fees$183,409 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	43.2%
Financials	17.8%
Consumer Discretionary	8.5%
Industrials	7.0%
Communication Services	6.1%
Materials	6.0%
Energy	3.3%
Consumer Staples	2.8%
Health Care	2.4%
Utilities	1.9%
Other	1.0%

Country Weights

Table Summary
Country	% of Exposure
Taiwan	26.4%
South Korea	23.1%
China	20.4%
India	10.9%
Brazil	3.9%
South Africa	3.0%
Saudi Arabia	2.4%
Mexico	1.7%
United Arab Emirates	1.1%
Thailand	1.0%
Other	6.1%

Largest Holdings [Text Block]

Holdings

The Ultra MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000063942
Shareholder Report [Line Items]
Fund Name	Ultra MSCI Japan
Trading Symbol	EZJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra MSCI Japan (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EZJ	$126	0.99%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	0.99%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra MSCI Japan	55.43%	7.83%	10.45%
MSCI Japan Index	31.74%	9.34%	9.59%
MSCI EAFE Index	22.80%	8.71%	9.27%

AssetsNet	$ 14,265,755
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,265,755 Number of Portfolio Holdings8 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	30%
iShares® MSCI Japan ETF Long Swaps	170%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.1%
Information Technology	18.2%
Financials	17.4%
Consumer Discretionary	15.0%
Communication Services	7.3%
Health Care	5.7%
Consumer Staples	3.8%
Materials	3.7%
Real Estate	1.9%
Utilities	1.0%
Other	0.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
iShares MSCI Japan ETF	30.1%
Repurchase Agreements with various counterparties	10.6%

C000051848
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Biotechnology
Trading Symbol	BIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIB	$142	0.95%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Nasdaq Biotechnology	98.53%	0.58%	6.51%
Nasdaq Biotechnology® Index	47.78%	5.50%	8.14%
Nasdaq Composite Index	41.98%	15.26%	19.51%

AssetsNet	$ 73,651,812
Holdings Count | Holding	264
Advisory Fees Paid, Amount	$ 374,470
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$73,651,812 Number of Portfolio Holdings264 Net Investment Advisory Fees$374,470 Portfolio Turnover Rate29%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	63%
Nasdaq Biotechnology Index® Long Swaps	136%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Gilead Sciences, Inc.	4.7%
Vertex Pharmaceuticals, Inc.	4.7%
Amgen, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.2%
Alnylam Pharmaceuticals, Inc.	2.0%
Revolution Medicines, Inc.	1.6%
Biogen, Inc.	1.4%
Illumina, Inc.	1.3%
United Therapeutics Corp.	1.2%
Royalty Pharma plc, Class A	1.2%

C000224815
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Cloud Computing
Trading Symbol	SKYU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Nasdaq Cloud Computing (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKYU	$114	0.95%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (1/19/21)
Ultra Nasdaq Cloud Computing	40.00%	1.80%	1.29%
ISE CTA Cloud Computing Index	26.36%	8.69%	8.16%
Nasdaq Composite Index	41.98%	15.26%	15.11%

Performance Inception Date	Jan. 19, 2021
AssetsNet	$ 3,605,375
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,605,375 Number of Portfolio Holdings67 Net Investment Advisory Fees$- Portfolio Turnover Rate28%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	57%
ISE Cloud Computing Index Long Swaps	143%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	87.0%
Communication Services	7.5%
Consumer Discretionary	3.6%
Industrials	1.0%
Health Care	0.5%
Financials	0.4%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
DigitalOcean Holdings, Inc.	3.0%
Oracle Corp.	2.5%
Dell Technologies, Inc., Class C	2.3%
Nutanix, Inc., Class A	2.2%
Lumen Technologies, Inc.	2.1%
Amazon.com, Inc.	2.1%
International Business Machines Corp.	2.0%
Everpure, Inc., Class A	2.0%
Alphabet, Inc., Class A	2.0%
Arista Networks, Inc.	1.9%

C000224813
Shareholder Report [Line Items]
Fund Name	Ultra Nasdaq Cybersecurity
Trading Symbol	UCYB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Nasdaq Cybersecurity (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UCYB	$113	0.95%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	Since Inception (1/19/21)
Ultra Nasdaq Cybersecurity	37.19%	16.61%	14.05%
Nasdaq CTA Cybersecurity Index℠	25.04%	16.06%	14.59%
Nasdaq Composite Index	41.98%	15.26%	15.11%

Performance Inception Date	Jan. 19, 2021
AssetsNet	$ 6,865,271
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,865,271 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
First Trust Nasdaq Cybersecurity ETF Long Swaps	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	93.7%
Industrials	4.4%
Communication Services	1.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Repurchase Agreements with various counterparties	47.0%

C000273454
Shareholder Report [Line Items]
Fund Name	Ultra Palladium K-1 Free ETF
Trading Symbol	UPAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Palladium K-1 Free ETF (the “Fund”) for the period of April 20, 2026 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Apr. 20, 2026
AssetsNet	$ 3,221,690
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
C000273453
Shareholder Report [Line Items]
Fund Name	Ultra Platinum K-1 Free ETF
Trading Symbol	UPLT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Platinum K-1 Free ETF (the “Fund”) for the period of April 20, 2026 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Performance Inception Date	Apr. 20, 2026
AssetsNet	$ 3,933,944
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
C000018465
Shareholder Report [Line Items]
Fund Name	Ultra QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	QLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QLD	$128	0.89%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	0.89%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra QQQ®	88.15%	25.58%	35.76%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

AssetsNet	$ 14,475,022,257
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 67,894,190
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,475,022,257 Number of Portfolio Holdings124 Net Investment Advisory Fees$67,894,190 Portfolio Turnover Rate23%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	63%
Nasdaq-100 Index® Long Swaps	85%
PowerShares QQQ Trust℠, Series 1 Long Swaps	38%
Nasdaq-100 E-Mini Index Futures	14%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.9%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.3%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	5.2%
Apple, Inc.	4.6%
Microsoft Corp.	3.4%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.9%
Advanced Micro Devices, Inc.	2.3%
Alphabet, Inc., Class A	2.2%
Tesla, Inc.	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	2.1%

C000257113
Shareholder Report [Line Items]
Fund Name	Ultra QQQ Mega
Trading Symbol	QQUP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra QQQ Mega (the “Fund”) (formerly known as Ultra Top QQQ) for the period of June 10, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQUP	$126	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (6/10/25)
Ultra QQQ Mega	71.87%
Nasdaq-100 Mega Index	37.94%
Nasdaq Composite Index	37.61%

Performance Inception Date	Jun. 10, 2025
AssetsNet	$ 30,088,818
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 131,783
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$30,088,818 Number of Portfolio Holdings13 Net Investment Advisory Fees$131,783 Portfolio Turnover Rate93%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	54%
Nasdaq-100 Mega Index Long Swaps	146%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	61.9%
Consumer Discretionary	20.7%
Communication Services	17.4%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	11.3%
Apple, Inc.	10.1%
Microsoft Corp.	7.4%
Amazon.com, Inc.	6.4%
Alphabet, Inc., Class A	4.9%
Tesla, Inc.	4.8%
Broadcom, Inc.	4.7%
Alphabet, Inc., Class C	4.5%

C000263102
Shareholder Report [Line Items]
Fund Name	Ultra QQQ Top 30
Trading Symbol	QQXL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra QQQ Top 30 (the “Fund”) for the period of August 13, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQXL	$97	0.96%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.96%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (8/13/25)
Ultra QQQ Top 30	54.59%
Nasdaq-100 Top 30 Index	30.25%
Nasdaq Composite Index	24.85%

Performance Inception Date	Aug. 13, 2025
AssetsNet	$ 5,526,523
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	347.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,526,523 Number of Portfolio Holdings36 Net Investment Advisory Fees$- Portfolio Turnover Rate347%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	11%
Nasdaq-100 Top 30 Index® Long Swaps	186%
Total	197%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	62.4%
Communication Services	15.7%
Consumer Discretionary	9.9%
Consumer Staples	6.9%
Health Care	2.9%
Materials	1.3%
Industrials	0.9%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	1.2%
Apple, Inc.	1.1%
Microsoft Corp.	0.8%
Micron Technology, Inc.	0.7%
Amazon.com, Inc.	0.7%
Advanced Micro Devices, Inc.	0.6%
Alphabet, Inc., Class A	0.5%
Broadcom, Inc.	0.5%
Alphabet, Inc., Class C	0.5%
Tesla, Inc.	0.5%

C000038816
Shareholder Report [Line Items]
Fund Name	Ultra Real Estate
Trading Symbol	URE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Real Estate (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URE	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Real Estate	9.83%	-2.63%	3.20%
S&P Real Estate Select Sector Index	9.08%	3.79%	6.97%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 55,964,806
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 331,899
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$55,964,806 Number of Portfolio Holdings39 Net Investment Advisory Fees$331,899 Portfolio Turnover Rate9%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	70%
S&P Real Estate Select Sector Index Long Swaps	131%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Real Estate	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Welltower, Inc.	6.9%
Prologis, Inc.	6.4%
Equinix, Inc.	5.0%
American Tower Corp.	4.2%
Simon Property Group, Inc.	3.3%
Digital Realty Trust, Inc.	3.2%
Public Storage	3.1%
Ventas, Inc.	3.0%
Crown Castle, Inc.	2.9%
Realty Income Corp.	2.9%

C000038807
Shareholder Report [Line Items]
Fund Name	Ultra Russell2000
Trading Symbol	UWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UWM	$136	0.95%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Russell2000	86.47%	2.42%	12.54%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

AssetsNet	$ 249,160,090
Holdings Count | Holding	1,920
Advisory Fees Paid, Amount	$ 1,903,293
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$249,160,090 Number of Portfolio Holdings1,920 Net Investment Advisory Fees$1,903,293 Portfolio Turnover Rate48%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	50%
Russell 2000® Index Long Swaps	135%
Russell 2000® E-mini Index Futures	15%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	0.9%
Credo Technology Group Holding Ltd.	0.6%
Sterling Infrastructure, Inc.	0.4%
IonQ, Inc.	0.4%
Fabrinet	0.4%
Nextpower, Inc., Class A	0.3%
Coeur Mining, Inc.	0.3%
TTM Technologies, Inc.	0.3%
EchoStar Corp., Class A	0.3%
Guardant Health, Inc.	0.2%

C000018459
Shareholder Report [Line Items]
Fund Name	Ultra S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SSO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSO	$108	0.84%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.84%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra S&P500®	56.80%	20.08%	24.31%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 8,377,273,681
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 50,634,193
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$8,377,273,681 Number of Portfolio Holdings522 Net Investment Advisory Fees$50,634,193 Portfolio Turnover Rate12%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	65%
S&P 500® Long Swaps	86%
SPDR® S&P 500® ETF Trust Long Swaps	35%
S&P 500® E-Mini Index Futures	14%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.7%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.5%
Energy	3.1%
Utilities	2.1%
Real Estate	1.8%
Other	1.8%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	5.2%
Apple, Inc.	4.6%
Microsoft Corp.	3.4%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Meta Platforms, Inc., Class A	1.4%
Tesla, Inc.	1.2%
Micron Technology, Inc.	1.1%

C000263307
Shareholder Report [Line Items]
Fund Name	Ultra S&P 500 Equal Weight
Trading Symbol	URSP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra S&P 500 Equal Weight (the “Fund”) for the period of August 25, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
URSP	$80	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (8/25/25)
Ultra S&P 500 Equal Weight	19.09%
S&P 500 Equal Weight Index	12.58%
S&P 500® Index	18.80%

Performance Inception Date	Aug. 25, 2025
AssetsNet	$ 30,283,796
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 192,104
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$30,283,796 Number of Portfolio Holdings508 Net Investment Advisory Fees$192,104 Portfolio Turnover Rate72%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	39%
S&P 500 Equal Weighted Index Long Swaps	158%
Total	197%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	18.9%
Industrials	14.9%
Financials	15.0%
Health Care	11.1%
Consumer Discretionary	9.0%
Consumer Staples	6.6%
Real Estate	6.1%
Utilities	5.7%
Materials	5.0%
Energy	4.0%
Other	3.7%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Dell Technologies, Inc., Class C	0.2%
Sandisk Corp.	0.2%
Advanced Micro Devices, Inc.	0.2%
Intel Corp.	0.2%
Micron Technology, Inc.	0.2%
Seagate Technology Holdings plc	0.2%
ON Semiconductor Corp.	0.2%
Hewlett Packard Enterprise Co.	0.2%
Western Digital Corp.	0.1%
Datadog, Inc., Class A	0.1%

C000038817
Shareholder Report [Line Items]
Fund Name	Ultra Semiconductors
Trading Symbol	USD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Semiconductors (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USD	$222	0.94%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	0.94%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Semiconductors	272.30%	67.37%	60.83%
Dow Jones U.S. Semiconductors Index℠	108.80%	43.35%	37.75%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 3,040,954,079
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 12,759,958
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,040,954,079 Number of Portfolio Holdings52 Net Investment Advisory Fees$12,759,958 Portfolio Turnover Rate104%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	27%
Dow Jones U.S. Semiconductors℠ Index Long Swaps	174%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	11.2%
Broadcom, Inc.	4.6%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	1.8%
Intel Corp.	1.2%
Lam Research Corp.	0.9%
Applied Materials, Inc.	0.8%
Texas Instruments, Inc.	0.6%
QUALCOMM, Inc.	0.6%
KLA Corp.	0.6%

C000038818
Shareholder Report [Line Items]
Fund Name	Ultra SmallCap600
Trading Symbol	SAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra SmallCap600 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAA	$125	0.95%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra SmallCap600	62.60%	1.65%	11.66%
S&P SmallCap 600® Index	33.33%	5.94%	10.80%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

AssetsNet	$ 27,010,869
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 109,766
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$27,010,869 Number of Portfolio Holdings608 Net Investment Advisory Fees$109,766 Portfolio Turnover Rate25%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	76%
S&P SmallCap 600® Long Swaps	125%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	17.7%
Industrials	17.0%
Information Technology	15.8%
Consumer Discretionary	13.1%
Health Care	11.0%
Real Estate	6.3%
Energy	5.5%
Materials	4.7%
Communication Services	4.0%
Consumer Staples	2.8%
Other	2.1%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Sanmina Corp.	0.6%
Semtech Corp.	0.6%
Viavi Solutions, Inc.	0.5%
Viasat, Inc.	0.5%
Lumen Technologies, Inc.	0.5%
FormFactor, Inc.	0.4%
Element Solutions, Inc.	0.4%
Argan, Inc.	0.4%
Enphase Energy, Inc.	0.4%
Molina Healthcare, Inc.	0.4%

C000038819
Shareholder Report [Line Items]
Fund Name	Ultra Technology
Trading Symbol	ROM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Technology (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROM	$163	0.93%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	0.93%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Technology	149.89%	30.80%	41.71%
S&P Technology Select Sector Index	66.37%	23.56%	25.57%
S&P Total Market Index	29.84%	12.88%	15.08%

AssetsNet	$ 1,356,941,449
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 6,289,776
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,356,941,449 Number of Portfolio Holdings87 Net Investment Advisory Fees$6,289,776 Portfolio Turnover Rate8%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	55%
S&P Technology Select Sector Index Long Swaps	145%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.7%
Micron Technology, Inc.	3.8%
Broadcom, Inc.	3.0%
Advanced Micro Devices, Inc.	2.9%
Intel Corp.	1.9%
Cisco Systems, Inc.	1.6%
Lam Research Corp.	1.4%
Oracle Corp.	1.3%

C000038821
Shareholder Report [Line Items]
Fund Name	Ultra Utilities
Trading Symbol	UPW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Utilities (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPW	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Ultra Utilities	14.72%	10.47%	10.61%
S&P Utilities Select Sector Index	11.55%	9.76%	9.64%
S&P Total Market Index	29.84%	12.88%	15.08%

AssetsNet	$ 19,270,330
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 25,283
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$19,270,330 Number of Portfolio Holdings37 Net Investment Advisory Fees$25,283 Portfolio Turnover Rate1%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	74%
S&P Utilities Select Sector Index Long Swaps	125%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Utilities	100.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NextEra Energy, Inc.	9.8%
Southern Co. (The)	5.5%
Duke Energy Corp.	5.2%
Constellation Energy Corp.	4.8%
American Electric Power Co., Inc.	3.7%
Sempra	3.1%
Dominion Energy, Inc.	3.1%
Vistra Corp.	2.8%
Entergy Corp.	2.7%
Xcel Energy, Inc.	2.5%

C000074108
Shareholder Report [Line Items]
Fund Name	UltraPro Dow30℠
Trading Symbol	UDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.94%
AssetsNet	$ 826,459,336
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 5,546,691
InvestmentCompanyPortfolioTurnover	0.00%	[2]
C000074110
Shareholder Report [Line Items]
Fund Name	UltraPro MidCap400
Trading Symbol	UMDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UMDD	$127	0.95%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro MidCap400	66.93%	1.88%	11.84%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

AssetsNet	$ 31,928,762
Holdings Count | Holding	409
Advisory Fees Paid, Amount	$ 92,164
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$31,928,762 Number of Portfolio Holdings409 Net Investment Advisory Fees$92,164 Portfolio Turnover Rate25%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	53%
S&P MidCap 400® Long Swaps	231%
S&P Midcap 400® E-Mini Index Futures	16%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	26.0%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Utilities	3.1%
Consumer Staples	3.1%
Other	1.0%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Flex Ltd.	0.8%
Twilio, Inc., Class A	0.4%
TechnipFMC plc	0.4%
Curtiss-Wright Corp.	0.4%
nVent Electric plc	0.4%
Sterling Infrastructure, Inc.	0.4%
XPO, Inc.	0.4%
Everpure, Inc., Class A	0.4%
Illumina, Inc.	0.4%
United Therapeutics Corp.	0.4%

C000074098
Shareholder Report [Line Items]
Fund Name	UltraPro QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	TQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TQQQ	$134	0.78%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	0.78%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro QQQ®	142.72%	28.22%	44.86%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

AssetsNet	$ 39,747,278,039
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 169,472,190
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$39,747,278,039 Number of Portfolio Holdings124 Net Investment Advisory Fees$169,472,190 Portfolio Turnover Rate25%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	30%
Nasdaq-100 Index® Long Swaps	257%
Nasdaq-100 E-Mini Index Futures	13%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.9%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.3%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	2.5%
Apple, Inc.	2.2%
Microsoft Corp.	1.6%
Micron Technology, Inc.	1.5%
Amazon.com, Inc.	1.4%
Advanced Micro Devices, Inc.	1.1%
Alphabet, Inc., Class A	1.1%
Tesla, Inc.	1.1%
Broadcom, Inc.	1.0%
Alphabet, Inc., Class C	1.0%

C000074111
Shareholder Report [Line Items]
Fund Name	UltraPro Russell2000
Trading Symbol	URTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
URTY	$160	0.95%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Russell2000	136.29%	-5.69%	8.29%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

AssetsNet	$ 351,967,800
Holdings Count | Holding	1,924
Advisory Fees Paid, Amount	$ 2,351,036
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$351,967,800 Number of Portfolio Holdings1,924 Net Investment Advisory Fees$2,351,036 Portfolio Turnover Rate48%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	35%
Russell 2000® Index Long Swaps	249%
Russell 2000® E-mini Index Futures	16%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.6%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.0%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
Bloom Energy Corp., Class A	0.7%
Credo Technology Group Holding Ltd.	0.4%
Sterling Infrastructure, Inc.	0.3%
IonQ, Inc.	0.3%
Fabrinet	0.3%
Nextpower, Inc., Class A	0.2%
Coeur Mining, Inc.	0.2%
TTM Technologies, Inc.	0.2%
EchoStar Corp., Class A	0.2%
Guardant Health, Inc.	0.2%

C000074109
Shareholder Report [Line Items]
Fund Name	UltraPro S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	UPRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPRO	$126	0.88%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	0.88%
Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro S&P500®	88.11%	23.81%	30.26%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 5,597,521,556
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 34,075,296
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,597,521,556 Number of Portfolio Holdings521 Net Investment Advisory Fees$34,075,296 Portfolio Turnover Rate15%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Equity Securities	45%
S&P 500® Long Swaps	240%
S&P 500® E-Mini Index Futures	15%
Total	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.7%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Industrials	8.3%
Health Care	8.3%
Consumer Staples	4.5%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Largest Holdings [Text Block]

Largest Holdings

Table Summary
Holdings	% of Net Assets
NVIDIA Corp.	3.6%
Apple, Inc.	3.2%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.9%
Alphabet, Inc., Class A	1.6%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class C	1.2%
Meta Platforms, Inc., Class A	1.0%
Tesla, Inc.	0.9%
Micron Technology, Inc.	0.8%

C000074107
Shareholder Report [Line Items]
Fund Name	UltraPro Short 20+ Year Treasury
Trading Symbol	TTT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro Short 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TTT	$93	0.95%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraPro Short 20+ Year Treasury : $8,258	ICE U.S. Treasury 20+ Year Bond Index : $8,758	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	8,184.15	10,664	10,180
7/31/2016	7,547.19	10,898.608	10,241.08
8/31/2016	7,710.16	10,795.071224	10,230.84
9/30/2016	8,071.25	10,605.07797	10,220.61
10/31/2016	9,174.52	10,153.301649	10,138.84
11/30/2016	11,486.63	9,371.4974219	9,895.51
12/31/2016	11,610.94	9,319.0170364	9,905.41
1/31/2017	11,414.78	9,355.3612028	9,925.22
2/28/2017	10,832.06	9,506.9180543	9,994.69
3/31/2017	10,976.93	9,450.8272378	9,984.7
4/30/2017	10,449.05	9,599.2052254	10,064.58
5/31/2017	9,801.18	9,797.9087736	10,145.09
6/30/2017	9,634.96	9,844.9387357	10,134.95
7/31/2017	9,828.61	9,775.0396707	10,175.49
8/31/2017	8,827.45	10,127.918603	10,267.07
9/30/2017	9,420.82	9,900.0404342	10,215.73
10/31/2017	9,425.9	9,895.090414	10,225.95
11/30/2017	9,196.26	9,973.2616283	10,215.72
12/31/2017	8,679.58	10,154.77499	10,266.8
1/31/2018	9,597.45	9,817.6364603	10,143.6
2/28/2018	10,510.86	9,514.2714936	10,052.31
3/31/2018	9,576.53	9,813.0196185	10,112.62
4/30/2018	10,170.21	9,619.703132	10,041.83
5/31/2018	9,505.43	9,830.3746306	10,112.12
6/30/2018	9,451.85	9,852.9844923	10,102.01
7/31/2018	9,933.62	9,697.3073373	10,102.01
8/31/2018	9,485	9,853.4339854	10,162.62
9/30/2018	10,426.59	9,552.9042489	10,101.65
10/31/2018	11,489.56	9,248.1666033	10,020.84
11/30/2018	10,904.07	9,422.9569522	10,080.96
12/31/2018	9,265.15	9,952.5271329	10,262.42
1/31/2019	9,109.3	10,014.232801	10,375.3
2/28/2019	9,482.66	9,891.0577376	10,364.93
3/31/2019	8,120.29	10,423.196644	10,561.86
4/30/2019	8,622.96	10,228.282867	10,561.86
5/31/2019	7,093.47	10,920.737617	10,751.98
6/30/2019	6,835.4	11,061.615132	10,891.75
7/31/2019	6,803.43	11,081.526039	10,913.54
8/31/2019	4,934.58	12,288.304225	11,197.29
9/30/2019	5,307.89	11,962.664163	11,141.3
10/31/2019	5,445.07	11,852.607653	11,174.73
11/30/2019	5,508.61	11,795.715136	11,163.55
12/31/2019	5,969.6	11,455.99854	11,152.39
1/31/2020	4,840.89	12,265.937637	11,364.28
2/29/2020	3,937.14	13,109.834146	11,568.84
3/31/2020	2,729.43	14,032.76647	11,499.43
4/30/2020	2,586.8	14,196.949838	11,706.42
5/31/2020	2,710.26	13,908.751756	11,764.95
6/30/2020	2,654.43	13,935.178384	11,835.54
7/31/2020	2,318.39	14,549.719751	12,013.07
8/31/2020	2,641.25	13,884.797559	11,916.97
9/30/2020	2,579.69	13,956.998506	11,905.05
10/31/2020	2,814.08	13,525.727252	11,857.43
11/30/2020	2,668.47	13,698.856561	11,976
12/31/2020	2,749.88	13,527.620854	11,987.98
1/31/2021	3,080.92	12,986.51602	11,904.06
2/28/2021	3,765.5	12,108.627537	11,737.41
3/31/2021	4,196.55	11,606.119494	11,596.56
4/30/2021	3,875.94	11,909.039213	11,689.33
5/31/2021	3,825.03	11,959.057177	11,724.4
6/30/2021	3,354.48	12,456.553956	11,806.47
7/31/2021	2,969.7	12,907.481209	11,936.34
8/31/2021	2,968.93	12,870.049514	11,912.47
9/30/2021	3,212.11	12,469.790974	11,805.26
10/31/2021	2,966.81	12,781.535748	11,805.26
11/30/2021	2,674.76	13,175.207049	11,840.67
12/31/2021	2,819.73	12,940.688364	11,805.15
1/31/2022	3,126.89	12,417.884554	11,545.44
2/28/2022	3,241.08	12,154.625401	11,418.44
3/31/2022	3,724.02	11,539.601356	11,098.72
4/30/2022	4,938.28	10,482.573872	10,676.97
5/31/2022	5,174.15	10,236.233386	10,741.03
6/30/2022	5,285.28	10,138.989169	10,569.17
7/31/2022	4,842.52	10,437.07545	10,822.83
8/31/2022	5,493.38	9,896.4349419	10,519.79
9/30/2022	6,938.71	9,049.3001109	10,067.44
10/31/2022	8,329.18	8,481.9089939	9,936.57
11/30/2022	6,651.4	9,100.2401596	10,304.22
12/31/2022	7,115.11	8,925.5155485	10,252.7
1/31/2023	5,639.17	9,540.4835698	10,570.53
2/28/2023	6,566.27	9,071.0917782	10,295.7
3/31/2023	5,629.76	9,507.4112927	10,553.09
4/30/2023	5,574.94	9,547.3424201	10,616.41
5/31/2023	6,096.64	9,264.7410845	10,499.63
6/30/2023	6,105.04	9,280.4911443	10,457.63
7/31/2023	6,619.92	9,054.0471604	10,447.17
8/31/2023	7,266.21	8,771.560889	10,384.49
9/30/2023	9,329.59	8,074.2217983	10,124.88
10/31/2023	10,867.86	7,638.2138212	9,962.88
11/30/2023	8,117.37	8,394.3969895	10,411.21
12/31/2023	6,314.98	9,117.1545703	10,806.83
1/31/2024	6,809.07	8,912.0185925	10,774.41
2/29/2024	7,291.89	8,713.2805779	10,623.57
3/31/2024	7,157.57	8,789.0861189	10,719.18
4/30/2024	8,771.47	8,226.5846073	10,451.21
5/31/2024	8,114.49	8,467.6235363	10,628.88
6/30/2024	7,713.86	8,615.8069482	10,724.54
7/31/2024	6,981.58	8,928.5607404	10,971.2
8/31/2024	6,536.97	9,130.3462131	11,124.8
9/30/2024	6,239.23	9,302.9097566	11,269.42
10/31/2024	7,415.56	8,800.5526297	10,987.68
11/30/2024	6,984.92	8,966.0030191	11,108.55
12/31/2024	8,464.49	8,413.6972332	10,930.81
1/31/2025	8,443.36	8,451.5588707	10,985.47
2/28/2025	7,175.18	8,926.5364793	11,227.15
3/31/2025	7,495.41	8,814.0621196	11,227.15
4/30/2025	7,769.73	8,689.7838437	11,272.05
5/31/2025	8,586.87	8,419.5315662	11,193.15
6/30/2025	7,977.61	8,642.6491527	11,361.05
7/31/2025	8,283	8,552.7656015	11,326.96
8/31/2025	8,361.96	8,546.7786656	11,462.89
9/30/2025	7,561.77	8,857.0267311	11,588.98
10/31/2025	7,314.33	8,980.1394027	11,658.51
11/30/2025	7,313.29	9,001.6917373	11,728.46
12/31/2025	7,932.98	8,774.8491055	11,716.74
1/31/2026	8,048.92	8,767.8292262	11,728.45
2/28/2026	7,087.07	9,165.8886731	11,916.11
3/31/2026	8,062.33	8,787.3374709	11,701.62
4/30/2026	8,342.94	8,712.6451024	11,713.32
5/31/2026	8,258.43	8,757.9508569	11,748.46

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short 20+ Year Treasury	-3.82%	16.64%	-1.90%
ICE U.S. Treasury 20+ Year Bond Index	4.02%	-6.04%	-1.32%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 18,809,874
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 96,465
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$18,809,874 Number of Portfolio Holdings10 Net Investment Advisory Fees$96,465 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(299)%
U.S. Treasury Long Bond Futures	(2)%
Total	(301)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The UltraPro Short 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000074100
Shareholder Report [Line Items]
Fund Name	UltraPro Short Dow30℠
Trading Symbol	SDOW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro Short Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDOW	$75	0.95%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraPro Short Dow30℠ : $83	Dow Jones Industrial Average℠ Index : $35,433	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,582.54	10,095	10,026
7/31/2016	8,764.27	10,391.793	10,395.9594
8/31/2016	8,684.99	10,418.811662	10,410.513743
9/30/2016	8,718.14	10,376.094534	10,412.595846
10/31/2016	8,915.43	10,294.123387	10,223.086602
11/30/2016	7,471.39	10,899.417842	10,601.340806
12/31/2016	6,736.46	11,274.357816	10,811.247354
1/31/2017	6,609.16	11,344.258835	11,016.661053
2/28/2017	5,678.8	11,930.757016	11,454.022497
3/31/2017	5,774.61	11,859.172474	11,467.767324
4/30/2017	5,524.86	12,031.130475	11,585.885328
5/31/2017	5,408.5	12,116.551501	11,749.246311
6/30/2017	5,140.15	12,327.379498	11,822.091638
7/31/2017	4,755.1	12,657.753268	12,065.626726
8/31/2017	4,667.83	12,740.028664	12,103.030169
9/30/2017	4,382.25	13,015.213284	12,352.35259
10/31/2017	3,850.56	13,593.088753	12,640.162405
11/30/2017	3,400.44	14,169.435716	13,028.215391
12/31/2017	3,220.65	14,441.488882	13,172.828582
1/31/2018	2,711.92	15,290.648428	13,927.63166
2/28/2018	2,955.34	14,685.138751	13,413.702052
3/31/2018	3,245.79	14,157.94227	13,072.994019
4/30/2018	3,181.64	14,206.079273	13,122.671397
5/31/2018	3,048.55	14,406.384991	13,438.927777
6/30/2018	3,097.19	14,335.793705	13,522.24913
7/31/2018	2,694.35	15,028.212541	14,025.276797
8/31/2018	2,506.26	15,412.934782	14,482.500821
9/30/2018	2,373.37	15,716.569597	14,565.051075
10/31/2018	2,722.67	14,933.884431	13,568.801582
11/30/2018	2,529.08	15,248.989392	13,845.605134
12/31/2018	3,198.17	13,939.101204	12,595.346991
1/31/2019	2,563.93	14,955.261681	13,604.234285
2/28/2019	2,282.86	15,557.958727	14,040.930205
3/31/2019	2,277.61	15,584.407257	14,313.324251
4/30/2019	2,115.88	15,998.95249	14,893.013883
5/31/2019	2,569.1	14,987.818693	13,947.307502
6/30/2019	2,081.81	16,083.428239	14,930.59268
7/31/2019	2,022.57	16,263.562635	15,145.593215
8/31/2019	2,070.26	16,048.883608	14,906.292842
9/30/2019	1,951.83	16,377.885722	15,185.040518
10/31/2019	1,914.48	16,474.515248	15,514.555898
11/30/2019	1,701.28	17,151.617825	16,077.734277
12/31/2019	1,613.16	17,472.353078	16,563.281852
1/31/2020	1,654.16	17,316.849136	16,556.656539
2/29/2020	2,194.1	15,628.456345	15,194.043706
3/31/2020	2,043.86	13,499.860591	13,317.579308
4/30/2020	1,352.39	15,014.544949	15,024.892976
5/31/2020	1,139.52	15,714.222744	15,740.077881
6/30/2020	1,017.1	16,000.221598	16,053.305431
7/31/2020	931.99	16,401.82716	16,958.711857
8/31/2020	736.17	17,700.851871	18,178.04324
9/30/2020	768.65	17,314.9733	17,487.277597
10/31/2020	865.84	16,532.336507	17,022.116013
11/30/2020	600.13	18,539.362159	18,886.037716
12/31/2020	540.58	19,171.554408	19,611.261564
1/31/2021	567.9	18,797.709098	19,413.187823
2/28/2021	509.08	19,442.47052	19,948.991807
3/31/2021	413.14	20,760.670021	20,822.757648
4/30/2021	378.43	21,337.816647	21,934.692906
5/31/2021	351.47	21,809.382395	22,088.235756
6/30/2021	348.95	21,813.744272	22,602.89165
7/31/2021	332.57	22,106.048445	23,140.840471
8/31/2021	316.59	22,437.639172	23,844.322021
9/30/2021	356.62	21,495.258326	22,735.561047
10/31/2021	297.94	22,769.927145	24,329.323877
11/30/2021	328.84	21,972.979695	24,161.451542
12/31/2021	276.24	23,188.085472	25,243.884571
1/31/2022	302.53	22,436.791503	23,938.775739
2/28/2022	329.36	21,698.621063	23,223.006344
3/31/2022	300.02	22,238.916727	24,084.579879
4/30/2022	341.54	21,167.000941	21,984.404514
5/31/2022	328.81	21,236.852044	22,023.976442
6/30/2022	393.54	19,843.71455	20,206.998386
7/31/2022	320.35	21,197.055882	22,070.083637
8/31/2022	356.24	20,408.525403	21,169.624224
9/30/2022	462.05	18,620.738578	19,219.901833
10/31/2022	304.17	21,240.676496	20,776.713882
11/30/2022	252.61	22,523.613356	21,938.132188
12/31/2022	286.96	21,602.39757	20,674.495774
1/31/2023	263.9	22,235.347819	21,972.854108
2/28/2023	299.66	21,359.275115	21,436.716468
3/31/2023	282.24	21,803.548037	22,223.443962
4/30/2023	263.93	22,363.899222	22,570.129688
5/31/2023	293.28	21,654.963616	22,667.181246
6/30/2023	258.49	22,668.415914	24,165.481926
7/31/2023	236.21	23,448.209421	24,941.193896
8/31/2023	254.43	22,976.900412	24,544.628913
9/30/2023	285.92	22,191.090418	23,373.850114
10/31/2023	299.77	21,911.482678	22,882.999262
11/30/2023	233.11	23,916.383343	24,972.217094
12/31/2023	204.3	25,095.461042	26,105.95575
1/31/2024	199.04	25,424.211582	26,544.535807
2/29/2024	187.12	26,059.816871	27,962.014019
3/31/2024	177.42	26,635.738824	28,862.39087
4/30/2024	208.21	25,325.260474	27,684.805323
5/31/2024	195.07	25,978.652194	29,057.971667
6/30/2024	190.72	26,298.189616	30,101.15285
7/31/2024	168.67	27,484.237968	30,468.386914
8/31/2024	159.78	28,042.167999	31,208.768717
9/30/2024	152.27	28,591.794491	31,876.636367
10/31/2024	159.79	28,231.537881	31,586.558976
11/30/2024	128.1	30,416.658913	33,440.689988
12/31/2024	151.26	28,856.284311	32,644.801566
1/31/2025	132.48	30,235.614701	33,552.32705
2/28/2025	139.25	29,815.339656	33,116.146798
3/31/2025	157.53	28,604.836866	31,251.707733
4/30/2025	160.84	27,723.807891	31,039.196121
5/31/2025	142.72	28,877.118299	32,991.561557
6/30/2025	126.15	30,167.925487	34,670.83204
7/31/2025	126.8	30,216.194168	35,447.458678
8/31/2025	115.64	31,249.588008	36,167.042089
9/30/2025	110.11	31,874.579769	37,487.139125
10/31/2025	102.84	32,700.131385	38,364.338181
11/30/2025	101.74	32,857.092015	38,460.249026
12/31/2025	99.94	33,159.377262	38,483.325176
1/31/2026	95.24	33,756.246052	39,041.333391
2/28/2026	94.47	33,860.890415	38,744.619257
3/31/2026	110.6	32,100.124114	36,815.137218
4/30/2026	89.82	34,424.173099	40,677.045112
5/31/2026	82.94	35,432.801371	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short Dow30℠	-41.89%	-25.08%	-38.07%
Dow Jones Industrial Average℠ Index	22.71%	10.18%	13.48%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 176,564,461
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 1,482,854
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$176,564,461 Number of Portfolio Holdings16 Net Investment Advisory Fees$1,482,854 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(282)%
DJIA CBOT E-Mini Index Futures	(18)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	27.2%
Information Technology	19.1%
Industrials	18.1%
Health Care	12.8%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Materials	3.7%
Energy	2.2%
Communication Services	1.8%

Largest Holdings [Text Block]

Holdings

The UltraPro Short Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000074102
Shareholder Report [Line Items]
Fund Name	UltraPro Short MidCap400
Trading Symbol	SMDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro Short MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMDD	$71	0.95%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraPro Short MidCap400 : $59	S&P MidCap 400® Index : $29,176	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,621.79	10,042	10,028
7/31/2016	8,438.99	10,472.8	10,406.06
8/31/2016	8,281.2	10,525.17	10,426.87
9/30/2016	8,323.29	10,457.8	10,425.83
10/31/2016	8,982.61	10,177.54	10,220.44
11/30/2016	7,058.82	10,992.76	10,658.89
12/31/2016	6,579.51	11,233.5	10,876.33
1/31/2017	6,222.9	11,422.22	11,072.11
2/28/2017	5,740.37	11,721.48	11,491.74
3/31/2017	5,771.11	11,675.77	11,499.79
4/30/2017	5,602.18	11,773.85	11,615.93
5/31/2017	5,663.71	11,716.15	11,750.68
6/30/2017	5,378.32	11,905.95	11,841.16
7/31/2017	5,225.92	12,010.73	12,070.88
8/31/2017	5,451.38	11,826.96	12,081.74
9/30/2017	4,852.69	12,290.58	12,366.87
10/31/2017	4,536.84	12,568.35	12,648.83
11/30/2017	4,067.63	13,030.86	13,043.48
12/31/2017	4,039.79	13,059.53	13,173.91
1/31/2018	3,703.16	13,434.34	13,889.26
2/28/2018	4,153.51	12,839.2	13,369.8
3/31/2018	3,990.43	12,958.6	13,079.67
4/30/2018	3,993.96	12,924.91	13,126.76
5/31/2018	3,536.1	13,458.71	13,474.62
6/30/2018	3,495.24	13,515.24	13,558.16
7/31/2018	3,319.61	13,753.1	14,042.19
8/31/2018	3,026.92	14,191.83	14,505.58
9/30/2018	3,138.02	14,035.72	14,554.9
10/31/2018	4,172.59	12,695.31	13,517.14
11/30/2018	3,772.68	13,091.4	13,799.64
12/31/2018	5,231.55	11,609.45	12,520.42
1/31/2019	3,843.88	12,823.8	13,553.35
2/28/2019	3,399.11	13,367.53	14,001.97
3/31/2019	3,439.19	13,291.34	14,228.8
4/30/2019	3,054.53	13,825.65	14,803.64
5/31/2019	3,883.27	12,723.74	13,838.44
6/30/2019	3,100.24	13,695.84	14,820.97
7/31/2019	2,993.6	13,858.82	15,029.95
8/31/2019	3,323.7	13,278.13	14,754.9
9/30/2019	3,027.02	13,684.44	15,047.05
10/31/2019	2,912.1	13,839.08	15,361.53
11/30/2019	2,665.78	14,250.1	15,909.94
12/31/2019	2,454.95	14,650.53	16,387.24
1/31/2020	2,650.78	14,268.15	16,338.08
2/29/2020	3,485.78	12,914.1	14,975.48
3/31/2020	4,011.3	10,299	13,016.69
4/30/2020	2,307.99	11,759.39	14,694.54
5/31/2020	1,733.17	12,619.01	15,413.1
6/30/2020	1,552.42	12,778	15,719.82
7/31/2020	1,327.19	13,367.07	16,592.27
8/31/2020	1,187.45	13,836.25	17,738.8
9/30/2020	1,274.49	13,386.58	17,066.5
10/31/2020	1,169.06	13,677.07	16,677.38
11/30/2020	759.31	15,630.15	18,561.93
12/31/2020	621.49	16,649.24	19,324.82
1/31/2021	579.69	16,898.97	19,193.41
2/28/2021	466.85	18,048.1	19,794.17
3/31/2021	392.88	18,890.95	20,659.17
4/30/2021	340.78	19,741.04	21,731.38
5/31/2021	333.68	19,780.53	21,883.5
6/30/2021	340.01	19,578.77	22,338.68
7/31/2021	330.57	19,645.33	22,814.49
8/31/2021	308.97	20,028.42	23,487.52
9/30/2021	344.96	19,233.29	22,416.49
10/31/2021	287.62	20,366.13	23,952.02
11/30/2021	309.65	19,767.37	23,746.03
12/31/2021	260.55	20,771.55	24,819.35
1/31/2022	318.63	19,273.92	23,494
2/28/2022	300.82	19,487.86	22,869.06
3/31/2022	277.6	19,756.79	23,669.47
4/30/2022	337.52	18,352.08	21,631.53
5/31/2022	313.49	18,489.72	21,687.77
6/30/2022	404.52	16,711.01	19,879.01
7/31/2022	291.7	18,524.16	21,733.73
8/31/2022	315.47	17,949.91	20,857.86
9/30/2022	410.05	16,300.31	18,932.68
10/31/2022	292.98	18,015.11	20,511.66
11/30/2022	237.19	19,117.63	21,656.21
12/31/2022	279.71	18,058.51	20,406.65
1/31/2023	213.45	19,725.31	21,741.24
2/28/2023	225.56	19,368.29	21,225.98
3/31/2023	243.85	18,746.56	21,869.12
4/30/2023	250.45	18,600.34	22,157.8
5/31/2023	276.4	18,006.99	22,197.68
6/30/2023	211.78	19,656.43	23,702.68
7/31/2023	188.55	20,468.24	24,489.61
8/31/2023	207.43	19,876.71	24,065.94
9/30/2023	244.48	18,831.19	22,905.96
10/31/2023	287.16	17,825.61	22,360.8
11/30/2023	223.7	19,342.57	24,391.16
12/31/2023	172.84	21,029.24	25,605.84
1/31/2024	182.27	20,669.64	25,948.96
2/29/2024	153.03	21,897.42	27,329.45
3/31/2024	130.4	23,123.67	28,244.98
4/30/2024	157.37	21,731.63	27,050.22
5/31/2024	139.23	22,685.64	28,383.79
6/30/2024	147.17	22,327.21	29,280.72
7/31/2024	123.92	23,624.42	29,775.57
8/31/2024	123.33	23,605.52	30,424.67
9/30/2024	119.52	23,879.35	31,048.38
10/31/2024	123.06	23,709.8	30,756.53
11/30/2024	94.99	25,798.64	32,651.13
12/31/2024	118.86	23,961.77	31,736.9
1/31/2025	106.76	24,884.3	32,641.4
2/28/2025	122.43	23,801.83	32,125.66
3/31/2025	143.41	22,499.87	30,313.78
4/30/2025	137.11	21,993.63	30,056.11
5/31/2025	116.3	23,181.28	31,925.6
6/30/2025	105.32	24,011.17	33,515.49
7/31/2025	100.78	24,400.15	34,246.13
8/31/2025	91.18	25,227.32	35,002.97
9/30/2025	90.5	25,343.36	36,200.07
10/31/2025	91.7	25,224.25	36,967.51
11/30/2025	86.06	25,741.35	37,111.69
12/31/2025	86.4	25,759.37	37,133.95
1/31/2026	76.89	26,802.62	37,757.8
2/28/2026	68.07	27,906.89	37,595.45
3/31/2026	79.28	26,402.71	35,723.19
4/30/2026	63.16	28,477.96	39,420.54
5/31/2026	58.75	29,175.67	41,395.51

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short MidCap400	-49.48%	-29.35%	-40.17%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

AssetsNet	$ 2,099,431
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,099,431 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(282)%
S&P Midcap 400® E-Mini Index Futures	(18)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.9%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Utilities	3.2%
Consumer Staples	3.1%
Other	1.0%

Largest Holdings [Text Block]

Holdings

The UltraPro Short MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000074099
Shareholder Report [Line Items]
Fund Name	UltraPro Short QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro Short QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SQQQ	$63	0.94%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.94%
Line Graph [Table Text Block]
Table Summary
	UltraPro Short QQQ® : $3	Nasdaq-100® Index : $73,373	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	10,506	9,770	9,794
7/31/2016	8,509.42	10,466.601	10,445.301
8/31/2016	8,228.39	10,579.6403	10,568.555552
9/30/2016	7,617.85	10,816.6242	10,775.699241
10/31/2016	7,940.67	10,655.4565	10,531.090868
11/30/2016	7,758.38	10,701.275	10,825.961412
12/31/2016	7,462.64	10,824.3397	10,954.790353
1/31/2017	6,393.22	11,392.6175	11,431.323733
2/28/2017	5,624.35	11,890.4749	11,878.288491
3/31/2017	5,286.26	12,134.2296	12,064.777621
4/30/2017	4,870.31	12,469.1343	12,348.299895
5/31/2017	4,329.91	12,952.9368	12,677.999502
6/30/2017	4,609.33	12,642.0663	12,567.700906
7/31/2017	4,070.2	13,169.2404	12,997.516277
8/31/2017	3,807.43	13,436.576	13,183.38076
9/30/2017	3,816.76	13,420.4521	13,329.716286
10/31/2017	3,328.03	14,031.0827	13,810.919044
11/30/2017	3,124.86	14,320.123	14,134.09455
12/31/2017	3,078.67	14,394.5876	14,201.938204
1/31/2018	2,387.8	15,646.9168	15,252.881631
2/28/2018	2,390.28	15,456.0244	14,987.481491
3/31/2018	2,617.88	14,847.057	14,569.330757
4/30/2018	2,533.8	14,907.93	14,580.986222
5/31/2018	2,144.87	15,754.7004	15,382.940464
6/30/2018	2,070.2	15,926.4266	15,533.69328
7/31/2018	1,897.86	16,365.996	15,873.881163
8/31/2018	1,596.46	17,347.9557	16,802.503211
9/30/2018	1,610.5	17,297.6467	16,684.885689
10/31/2018	2,003	15,806.5895	15,156.55016
11/30/2018	1,950.49	15,792.3636	15,230.817255
12/31/2018	2,433.09	14,397.8979	13,799.120433
1/31/2019	1,819.73	15,716.7453	15,150.054324
2/28/2019	1,671.86	16,178.8177	15,695.456279
3/31/2019	1,481.01	16,830.824	16,119.233599
4/30/2019	1,266.31	17,756.5193	16,888.121042
5/31/2019	1,620.21	16,291.6065	15,572.536413
6/30/2019	1,285.99	17,544.431	16,742.033897
7/31/2019	1,199.14	17,958.4796	17,101.987626
8/31/2019	1,233.44	17,624.4519	16,681.27873
9/30/2019	1,199.63	17,770.7348	16,771.357635
10/31/2019	1,048.55	18,547.3159	17,393.575004
11/30/2019	931.27	19,307.7559	18,200.636884
12/31/2019	828.83	20,078.1354	18,861.320003
1/31/2020	754.2	20,682.4872	19,244.204799
2/29/2020	872.94	19,487.0395	18,037.593158
3/31/2020	724.89	18,011.8706	16,228.422564
4/30/2020	430.25	20,755.0785	18,742.205219
5/31/2020	350.09	22,064.7239	20,033.543159
6/30/2020	281.12	23,470.2468	21,249.579229
7/31/2020	220.59	25,209.3921	22,705.175406
8/31/2020	157.82	28,022.7603	24,907.57742
9/30/2020	176.72	26,433.8698	23,637.290972
10/31/2020	186.77	25,598.5595	23,103.088196
11/30/2020	132.01	28,439.9996	25,854.666
12/31/2020	112.9	29,893.2836	27,330.967429
1/31/2021	109.29	29,988.9421	27,724.53336
2/28/2021	107.28	29,976.9465	28,004.551147
3/31/2021	97.85	30,417.6076	28,138.972992
4/30/2021	81.26	32,218.33	29,666.919226
5/31/2021	82.53	31,841.3755	29,239.715589
6/30/2021	67.96	33,879.2236	30,862.519804
7/31/2021	62.14	34,834.6177	31,229.783789
8/31/2021	54.51	36,315.0889	32,503.958968
9/30/2021	64.27	34,248.7604	30,791.00033
10/31/2021	50.5	36,968.1119	33,035.664255
11/30/2021	47.09	37,663.1124	33,144.681947
12/31/2021	44.15	38,111.3035	33,389.952593
1/31/2022	55.25	34,875.6538	30,398.212841
2/28/2022	60.56	33,292.2991	29,379.872711
3/31/2022	50.39	34,717.2095	30,402.292281
4/30/2022	73.18	30,085.9338	26,377.028783
5/31/2022	70.46	29,625.619	25,867.952127
6/30/2022	87.48	26,977.0886	23,630.374268
7/31/2022	59.22	30,376.2018	26,558.17764
8/31/2022	67.44	28,823.9779	25,355.092193
9/30/2022	91.1	25,783.0482	22,708.020568
10/31/2022	77.21	26,816.9485	23,602.716579
11/30/2022	61.45	28,324.061	24,667.199096
12/31/2022	80.51	25,772.0631	22,528.552935
1/31/2023	58.61	28,521.9422	24,943.613809
2/28/2023	58.31	28,416.411	24,691.68331
3/31/2023	44.01	31,127.3366	26,365.779438
4/30/2023	43.4	31,289.1988	26,384.235484
5/31/2023	34.65	33,707.8539	27,948.820648
6/30/2023	28.69	35,915.7183	29,807.417221
7/31/2023	25.74	37,294.8819	31,023.559844
8/31/2023	26.92	36,735.4586	30,387.576867
9/30/2023	31.58	34,891.3386	28,634.213682
10/31/2023	33.51	34,179.5553	27,843.909384
11/30/2023	24.74	37,877.7832	30,859.40477
12/31/2023	21.23	39,983.7879	32,581.359556
1/31/2024	20.15	40,739.4815	32,920.205696
2/29/2024	17.26	42,943.4875	34,967.84249
3/31/2024	16.74	43,471.6924	35,614.747576
4/30/2024	19.15	41,545.8964	34,054.821632
5/31/2024	16.08	44,200.6792	36,431.848182
6/30/2024	13.51	46,972.0618	38,628.688628
7/31/2024	14.02	46,225.206	38,346.699201
8/31/2024	13.34	46,770.6634	38,630.464775
9/30/2024	12.31	47,972.6695	39,696.665603
10/31/2024	12.65	47,579.2936	39,502.151941
11/30/2024	10.85	50,105.7541	41,986.837298
12/31/2024	10.67	50,336.2405	42,217.764903
1/31/2025	9.93	51,468.8059	42,918.579801
2/28/2025	10.74	50,084.2951	41,240.46333
3/31/2025	13.31	46,272.8802	37,883.489615
4/30/2025	10.75	46,990.1099	38,216.864324
5/31/2025	8.22	51,280.3069	41,904.791731
6/30/2025	6.87	54,531.4783	44,687.269902
7/31/2025	6.47	55,845.687	46,349.636343
8/31/2025	6.32	56,359.4673	47,114.405342
9/30/2025	5.43	59,442.3301	49,790.503566
10/31/2025	4.7	62,301.5062	52,140.615334
11/30/2025	4.88	61,323.3726	51,384.576412
12/31/2025	5.01	60,912.506	51,143.068902
1/31/2026	4.84	61,661.7298	51,639.156671
2/28/2026	5.17	60,268.1747	49,919.572754
3/31/2026	5.91	57,369.2755	47,583.336749
4/30/2026	3.8	66,353.3041	54,868.345605
5/31/2026	2.8	73,373.4836	59,493.74714

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short QQQ®	-65.89%	-49.16%	-55.87%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

AssetsNet	$ 2,252,372,772
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 20,674,227
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,252,372,772 Number of Portfolio Holdings21 Net Investment Advisory Fees$20,674,227 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(284)%
Nasdaq-100 E-Mini Index Futures	(16)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.8%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.4%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings [Text Block]

Holdings

The UltraPro Short QQQ® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000074103
Shareholder Report [Line Items]
Fund Name	UltraPro Short Russell2000
Trading Symbol	SRTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro Short Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRTY	$63	0.95%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraPro Short Russell2000 : $31	Russell 2000® Index : $28,923	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	9,714.79	9,994	10,021
7/31/2016	8,084.78	10,590.6418	10,418.8337
8/31/2016	7,615.63	10,778.09616	10,445.922668
9/30/2016	7,235.4	10,897.733027	10,462.636144
10/31/2016	8,306.74	10,380.090708	10,236.643203
11/30/2016	5,918.5	11,537.470822	10,695.244819
12/31/2016	5,391.59	11,860.520005	10,903.802093
1/31/2017	5,272.53	11,906.776033	11,108.793572
2/28/2017	4,945.38	12,136.576811	11,522.040693
3/31/2017	4,869.92	12,152.354361	11,530.106121
4/30/2017	4,675.38	12,286.030259	11,652.325246
5/31/2017	4,938.51	12,036.623844	11,771.178964
6/30/2017	4,427.67	12,453.09103	11,877.119574
7/31/2017	4,314.78	12,545.243903	12,101.597134
8/31/2017	4,451.51	12,385.919306	12,124.590169
9/30/2017	3,699.05	13,158.80067	12,420.430169
10/31/2017	3,599.95	13,270.650476	12,691.195547
11/30/2017	3,290.82	13,652.84521	13,077.007891
12/31/2017	3,320.81	13,598.233829	13,207.77797
1/31/2018	3,062.22	13,953.147732	13,903.827869
2/28/2018	3,375.18	13,413.160915	13,390.776621
3/31/2018	3,200.94	13,586.19069	13,121.622011
4/30/2018	3,089.03	13,703.03193	13,171.484174
5/31/2018	2,583.97	14,534.805968	13,542.920028
6/30/2018	2,522.69	14,639.456571	13,630.949008
7/31/2018	2,388.36	14,894.183116	14,083.496515
8/31/2018	2,104.45	15,536.122408	14,577.827243
9/30/2018	2,265.37	15,161.701858	14,602.609549
10/31/2018	3,107.54	13,515.141036	13,527.857487
11/30/2018	2,916.83	13,730.031779	13,798.414636
12/31/2018	4,089.53	12,098.904003	12,513.782234
1/31/2019	2,924.97	13,460.030704	13,587.464749
2/28/2019	2,513.85	14,159.9523	14,065.743509
3/31/2019	2,649.53	13,864.009297	14,271.103364
4/30/2019	2,393.5	14,335.385613	14,840.520388
5/31/2019	3,008.41	13,220.092613	13,880.338719
6/30/2019	2,434.89	14,154.75316	14,854.738497
7/31/2019	2,389.86	14,236.850729	15,076.074101
8/31/2019	2,708.67	13,533.550303	14,768.522189
9/30/2019	2,528.06	13,815.048149	15,028.448179
10/31/2019	2,324.89	14,178.383915	15,351.559815
11/30/2019	2,054.53	14,762.533333	15,934.919088
12/31/2019	1,887.23	15,187.694293	16,395.43825
1/31/2020	2,072.96	14,700.169306	16,377.403268
2/29/2020	2,633.11	13,462.41505	15,036.09394
3/31/2020	3,177.82	10,537.03226	12,968.631023
4/30/2020	1,800.5	11,984.820492	14,685.677771
5/31/2020	1,368.95	12,765.032306	15,471.361532
6/30/2020	1,129.82	13,215.637947	15,825.655711
7/31/2020	1,012.5	13,581.711118	16,724.552955
8/31/2020	848.96	14,346.361454	17,935.410589
9/30/2020	907.14	13,867.192981	17,282.561644
10/31/2020	829.23	14,157.017315	16,909.258312
11/30/2020	478.82	16,766.155606	18,967.115049
12/31/2020	367.01	18,216.428066	19,820.635226
1/31/2021	307.44	19,132.714397	19,733.424431
2/28/2021	248.3	20,324.682504	20,351.080616
3/31/2021	227.19	20,527.929329	21,079.649302
4/30/2021	209.99	20,959.015845	22,165.251241
5/31/2021	203.55	21,003.029778	22,267.211396
6/30/2021	189.4	21,410.488556	22,817.211518
7/31/2021	206.15	20,637.569919	23,202.822393
8/31/2021	189.24	21,099.851486	23,864.102831
9/30/2021	203.34	20,477.405867	22,792.604614
10/31/2021	176.95	21,347.695616	24,333.384686
11/30/2021	196.45	20,457.496709	23,963.517238
12/31/2021	177.33	20,913.698885	24,907.679817
1/31/2022	231.16	18,899.709683	23,443.108244
2/28/2022	217.09	19,101.936576	22,852.341916
3/31/2022	200.41	19,338.80059	23,592.757795
4/30/2022	265.37	17,422.325451	21,476.48742
5/31/2022	247.92	17,448.45894	21,448.567987
6/30/2022	304.74	16,014.195615	19,653.322846
7/31/2022	220.65	17,686.077637	21,496.804529
8/31/2022	229.24	17,323.513045	20,694.97372
9/30/2022	300.15	15,663.920496	18,776.549656
10/31/2022	210.55	17,388.518142	20,316.226728
11/30/2022	188.78	17,795.409467	21,376.733763
12/31/2022	228.47	16,640.487392	20,124.057165
1/31/2023	171.48	18,262.934913	21,510.604704
2/28/2023	179.54	17,954.291313	21,007.256554
3/31/2023	203.63	17,096.076188	21,568.150303
4/30/2023	215.08	16,788.346817	21,798.929512
5/31/2023	220.6	16,633.894026	21,883.945337
6/30/2023	173.02	17,986.229611	23,378.618803
7/31/2023	144.74	19,086.986863	24,215.573356
8/31/2023	170.05	18,132.63752	23,748.212791
9/30/2023	204.49	17,064.62517	22,617.797862
10/31/2023	251.59	15,900.817733	22,018.426219
11/30/2023	189.97	17,339.841738	24,070.543542
12/31/2023	132.4	19,458.770398	25,346.28235
1/31/2024	148.7	18,701.82423	25,627.626084
2/29/2024	124.32	19,758.477299	27,014.080655
3/31/2024	112.26	20,465.830786	27,886.63546
4/30/2024	139.37	19,025.036299	26,659.6235
5/31/2024	121.03	19,980.093121	27,917.957729
6/30/2024	125.25	19,794.278255	28,783.414419
7/31/2024	92.28	21,805.376926	29,318.785927
8/31/2024	94.35	21,480.476809	29,957.93546
9/30/2024	92.07	21,630.840147	30,578.064724
10/31/2024	96.3	21,319.356049	30,354.844852
11/30/2024	68.8	23,658.089408	32,373.442034
12/31/2024	88.71	21,703.931223	31,382.814708
1/31/2025	82.23	22,272.574221	32,374.511653
2/28/2025	96.88	21,080.9915	31,752.921029
3/31/2025	117.9	19,645.375979	29,901.725733
4/30/2025	113.9	19,191.567794	29,701.384171
5/31/2025	96.47	20,216.397514	31,584.451927
6/30/2025	82.4	21,316.169538	33,188.942085
7/31/2025	78.25	21,684.939271	33,919.098811
8/31/2025	62.87	23,233.243935	34,702.629993
9/30/2025	57.47	23,955.797822	35,899.870728
10/31/2025	53.93	24,389.397762	36,668.127962
11/30/2025	51.68	24,623.535981	36,767.131907
12/31/2025	52.71	24,480.719472	36,759.778481
1/31/2026	45.04	25,790.437964	37,329.555047
2/28/2026	43.6	25,996.761468	37,150.373183
3/31/2026	49.73	24,696.923394	35,303.999636
4/30/2026	35.01	27,712.417741	38,905.007599
5/31/2026	30.59	28,923.450396	40,877.491484

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short Russell2000	-68.29%	-31.55%	-43.95%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

AssetsNet	$ 74,315,693
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 511,336
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$74,315,693 Number of Portfolio Holdings15 Net Investment Advisory Fees$511,336 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(290)%
Russell 2000® E-mini Index Futures	(10)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.5%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.1%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings [Text Block]

Holdings

The UltraPro Short Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000074101
Shareholder Report [Line Items]
Fund Name	UltraPro Short S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SPXU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraPro Short S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPXU	$67	0.90%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
Table Summary
	UltraPro Short S&P500® : $43	S&P 500® Index : $42,817
5/31/2016	10,000	10,000
6/30/2016	9,759.27	10,026
7/31/2016	8,733.3	10,395.9594
8/31/2016	8,686.76	10,410.513743
9/30/2016	8,600.42	10,412.595846
10/31/2016	9,073.13	10,223.086602
11/30/2016	8,094.09	10,601.340806
12/31/2016	7,618.59	10,811.247354
1/31/2017	7,198.62	11,016.661053
2/28/2017	6,406.74	11,454.022497
3/31/2017	6,376.9	11,467.767324
4/30/2017	6,184.95	11,585.885328
5/31/2017	5,930.49	11,749.246311
6/30/2017	5,823.68	11,822.091638
7/31/2017	5,487.87	12,065.626726
8/31/2017	5,435.69	12,103.030169
9/30/2017	5,122.19	12,352.35259
10/31/2017	4,789.9	12,640.162405
11/30/2017	4,382.18	13,028.215391
12/31/2017	4,251.08	13,172.828582
1/31/2018	3,596.81	13,927.63166
2/28/2018	3,917.53	13,413.702052
3/31/2018	4,174.25	13,072.994019
4/30/2018	4,090.87	13,122.671397
5/31/2018	3,812.05	13,438.927777
6/30/2018	3,751.5	13,522.24913
7/31/2018	3,369.44	14,025.276797
8/31/2018	3,074.13	14,482.500821
9/30/2018	3,035.32	14,565.051075
10/31/2018	3,680.63	13,568.801582
11/30/2018	3,433.33	13,845.605134
12/31/2018	4,409.79	12,595.346991
1/31/2019	3,465.07	13,604.234285
2/28/2019	3,164.56	14,040.930205
3/31/2019	2,990.88	14,313.324251
4/30/2019	2,670.16	14,893.013883
5/31/2019	3,244.62	13,947.307502
6/30/2019	2,647.71	14,930.59268
7/31/2019	2,546.6	15,145.593215
8/31/2019	2,624.06	14,906.292842
9/30/2019	2,488.18	15,185.040518
10/31/2019	2,327.38	15,514.555898
11/30/2019	2,097.99	16,077.734277
12/31/2019	1,923.58	16,563.281852
1/31/2020	1,923.07	16,556.656539
2/29/2020	2,431.07	15,194.043706
3/31/2020	2,321.22	13,317.579308
4/30/2020	1,477.77	15,024.892976
5/31/2020	1,252.74	15,740.077881
6/30/2020	1,131.28	16,053.305431
7/31/2020	949.68	16,958.711857
8/31/2020	767.15	18,178.04324
9/30/2020	836.42	17,487.277597
10/31/2020	886.81	17,022.116013
11/30/2020	639.06	18,886.037716
12/31/2020	568.29	19,611.261564
1/31/2021	578.69	19,413.187823
2/28/2021	528.48	19,948.991807
3/31/2021	457.59	20,822.757648
4/30/2021	388.87	21,934.692906
5/31/2021	377.31	22,088.235756
6/30/2021	350.57	22,602.89165
7/31/2021	324.45	23,140.840471
8/31/2021	295.42	23,844.322021
9/30/2021	337.92	22,735.561047
10/31/2021	273.79	24,329.323877
11/30/2021	277.31	24,161.451542
12/31/2021	239.44	25,243.884571
1/31/2022	276.06	23,938.775739
2/28/2022	295.73	23,223.006344
3/31/2022	257.59	24,084.579879
4/30/2022	329.33	21,984.404514
5/31/2022	313.33	22,023.976442
6/30/2022	390.07	20,206.998386
7/31/2022	294.8	22,070.083637
8/31/2022	329.72	21,169.624224
9/30/2022	431.51	19,219.901833
10/31/2022	331.04	20,776.713882
11/30/2022	273.37	21,938.132188
12/31/2022	325.9	20,674.495774
1/31/2023	271.22	21,972.854108
2/28/2023	292.91	21,436.716468
3/31/2023	262.52	22,223.443962
4/30/2023	252.58	22,570.129688
5/31/2023	251.24	22,667.181246
6/30/2023	209.68	24,165.481926
7/31/2023	192.98	24,941.193896
8/31/2023	204.61	24,544.628913
9/30/2023	239.18	23,373.850114
10/31/2023	256.44	22,882.999262
11/30/2023	199.06	24,972.217094
12/31/2023	176.12	26,105.95575
1/31/2024	169.23	26,544.535807
2/29/2024	146.02	27,962.014019
3/31/2024	134.41	28,862.39087
4/30/2024	153.4	27,684.805323
5/31/2024	134.46	29,057.971667
6/30/2024	122.67	30,101.15285
7/31/2024	119.17	30,468.386914
8/31/2024	110.86	31,208.768717
9/30/2024	104.79	31,876.636367
10/31/2024	108.7	31,586.558976
11/30/2024	92.33	33,440.689988
12/31/2024	99.88	32,644.801566
1/31/2025	92.5	33,552.32705
2/28/2025	96.77	33,116.146798
3/31/2025	114.32	31,251.707733
4/30/2025	104.7	31,039.196121
5/31/2025	87.24	32,991.561557
6/30/2025	75.8	34,670.83204
7/31/2025	71.79	35,447.458678
8/31/2025	68.17	36,167.042089
9/30/2025	61.87	37,487.139125
10/31/2025	57.99	38,364.338181
11/30/2025	57.66	38,460.249026
12/31/2025	58.11	38,483.325176
1/31/2026	56.05	39,041.333391
2/28/2026	57.54	38,744.619257
3/31/2026	66.73	36,815.137218
4/30/2026	49.6	40,677.045112
5/31/2026	42.83	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraPro Short S&P500®	-50.90%	-35.28%	-42.03%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 454,141,193
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 3,836,123
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$454,141,193 Number of Portfolio Holdings20 Net Investment Advisory Fees$3,836,123 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P 500® Short Swaps	(286)%
S&P 500® E-Mini Index Futures	(14)%
Total	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Largest Holdings [Text Block]

Holdings

The UltraPro Short S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051862
Shareholder Report [Line Items]
Fund Name	UltraShort 7-10 Year Treasury
Trading Symbol	PST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort 7-10 Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PST	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort 7-10 Year Treasury : $12,381	ICE U.S. Treasury 7-10 Year Bond Index : $10,932	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	9,423.35	10,297	10,180
7/31/2016	9,354.09	10,326.8613	10,241.08
8/31/2016	9,508.35	10,238.050293	10,230.84
9/30/2016	9,496.65	10,241.121708	10,220.61
10/31/2016	9,766.98	10,093.649555	10,138.84
11/30/2016	10,584.76	9,687.8848432	9,895.51
12/31/2016	10,617.24	9,669.477862	9,905.41
1/31/2017	10,580.58	9,683.9820788	9,925.22
2/28/2017	10,419.18	9,757.5803426	9,994.69
3/31/2017	10,407.58	9,762.4591328	9,984.7
4/30/2017	10,184	9,870.8224291	10,064.58
5/31/2017	10,013.86	9,956.6985843	10,145.09
6/30/2017	10,138.63	9,898.9497325	10,134.95
7/31/2017	10,073.18	9,936.5657415	10,175.49
8/31/2017	9,796.43	10,082.633258	10,267.07
9/30/2017	10,082.52	9,944.5011822	10,215.73
10/31/2017	10,132.94	9,925.60663	10,225.95
11/30/2017	10,205.4	9,896.8223707	10,215.72
12/31/2017	10,176.13	9,918.59538	10,266.8
1/31/2018	10,657.07	9,702.3700007	10,143.6
2/28/2018	10,874.64	9,612.1379597	10,052.31
3/31/2018	10,629.7	9,732.2896842	10,112.62
4/30/2018	10,927.49	9,612.5825211	10,041.83
5/31/2018	10,718.2	9,716.3984123	10,112.12
6/30/2018	10,739.45	9,721.2566115	10,102.01
7/31/2018	10,902.52	9,665.8454488	10,102.01
8/31/2018	10,700.97	9,773.1363333	10,162.62
9/30/2018	11,022.85	9,645.1082473	10,101.65
10/31/2018	11,145.54	9,610.3858576	10,020.84
11/30/2018	10,893.81	9,740.1260667	10,080.96
12/31/2018	10,365.47	10,007.005521	10,262.42
1/31/2019	10,260.83	10,079.055961	10,375.3
2/28/2019	10,379.99	10,041.763454	10,364.93
3/31/2019	9,918.84	10,294.815893	10,561.86
4/30/2019	10,051.95	10,249.518703	10,561.86
5/31/2019	9,516.23	10,557.004264	10,751.98
6/30/2019	9,297.17	10,702.690923	10,891.75
7/31/2019	9,357.67	10,690.917963	10,913.54
8/31/2019	8,680.27	11,116.416498	11,197.29
9/30/2019	8,901.13	10,994.135916	11,141.3
10/31/2019	8,897.05	11,011.726534	11,174.73
11/30/2019	9,033.72	10,940.150311	11,163.55
12/31/2019	9,188.45	10,859.193199	11,152.39
1/31/2020	8,642.54	11,208.85922	11,364.28
2/29/2020	8,139.59	11,559.696513	11,568.84
3/31/2020	7,525.66	11,982.781406	11,499.43
4/30/2020	7,439.89	12,048.686703	11,706.42
5/31/2020	7,412.03	12,063.145128	11,764.95
6/30/2020	7,388.63	12,070.383015	11,835.54
7/31/2020	7,254.52	12,172.98127	12,013.07
8/31/2020	7,365.68	12,070.728228	11,916.97
9/30/2020	7,317.31	12,102.112121	11,905.05
10/31/2020	7,499.72	11,944.784663	11,857.43
11/30/2020	7,441.94	11,979.424539	11,976
12/31/2020	7,474.52	11,943.486265	11,987.98
1/31/2021	7,641.53	11,802.553127	11,904.06
2/28/2021	8,068.8	11,475.622406	11,737.41
3/31/2021	8,363.79	11,249.552644	11,596.56
4/30/2021	8,181.82	11,365.423037	11,689.33
5/31/2021	8,093.62	11,425.659779	11,724.4
6/30/2021	7,918.05	11,549.056904	11,806.47
7/31/2021	7,596.42	11,762.714457	11,936.34
8/31/2021	7,638.61	11,728.602585	11,912.47
9/30/2021	7,873.2	11,524.5249	11,805.26
10/31/2021	7,931.02	11,489.951325	11,805.26
11/30/2021	7,736.57	11,612.893805	11,840.67
12/31/2021	7,785.95	11,575.732544	11,805.15
1/31/2022	8,121.68	11,307.175549	11,545.44
2/28/2022	8,162.9	11,263.077565	11,418.44
3/31/2022	8,816.46	10,818.186001	11,098.72
4/30/2022	9,574.57	10,373.558556	10,676.97
5/31/2022	9,427.8	10,443.061399	10,741.03
6/30/2022	9,580.61	10,356.383989	10,569.17
7/31/2022	9,024.71	10,665.004232	10,822.83
8/31/2022	9,777.2	10,265.066573	10,519.79
9/30/2022	10,773.48	9,754.8927645	10,067.44
10/31/2022	11,129.75	9,614.4223087	9,936.57
11/30/2022	10,422.05	9,959.5800696	10,304.22
12/31/2022	10,788.41	9,850.0246888	10,252.7
1/31/2023	10,140.64	10,163.255474	10,570.53
2/28/2023	10,902.92	9,837.0149732	10,295.7
3/31/2023	10,190.56	10,200.000826	10,553.09
4/30/2023	10,098.78	10,286.700833	10,616.41
5/31/2023	10,491.45	10,139.601011	10,499.63
6/30/2023	10,867.33	10,010.828078	10,457.63
7/31/2023	11,106.2	9,951.7641923	10,447.17
8/31/2023	11,388.13	9,877.1259609	10,384.49
9/30/2023	12,253.62	9,568.9596309	10,124.88
10/31/2023	12,858.33	9,385.235606	9,962.88
11/30/2023	11,881.69	9,805.6941611	10,411.21
12/31/2023	11,113.47	10,184.193956	10,806.83
1/31/2024	11,228.33	10,186.230795	10,774.41
2/29/2024	11,809.11	9,977.4130632	10,623.57
3/31/2024	11,751.6	10,046.257213	10,719.18
4/30/2024	12,635.88	9,741.8556198	10,451.21
5/31/2024	12,321.31	9,917.209021	10,628.88
6/30/2024	12,123.94	10,041.174134	10,724.54
7/31/2024	11,576.16	10,333.372301	10,971.2
8/31/2024	11,361.73	10,478.039513	11,124.8
9/30/2024	11,187.3	10,617.397439	11,269.42
10/31/2024	12,082.16	10,263.838104	10,987.68
11/30/2024	11,949.95	10,362.37095	11,108.55
12/31/2024	12,610.53	10,130.253841	10,930.81
1/31/2025	12,559.71	10,199.139567	10,985.47
2/28/2025	11,972.09	10,486.755302	11,227.15
3/31/2025	11,986.53	10,525.556297	11,227.15
4/30/2025	11,833.69	10,631.864416	11,272.05
5/31/2025	12,220.35	10,504.282043	11,193.15
6/30/2025	11,939.25	10,671.300127	11,361.05
7/31/2025	12,183.73	10,610.473716	11,326.96
8/31/2025	11,891.5	10,783.424438	11,462.89
9/30/2025	11,836.7	10,857.830067	11,588.98
10/31/2025	11,772.75	10,932.749094	11,658.51
11/30/2025	11,627.9	11,040.98331	11,728.46
12/31/2025	11,887.66	10,959.280034	11,716.74
1/31/2026	12,040.53	10,935.169618	11,728.45
2/28/2026	11,536.55	11,207.455341	11,916.11
3/31/2026	12,171.66	10,948.563123	11,701.62
4/30/2026	12,287.77	10,936.519703	11,713.32
5/31/2026	12,381.06	10,932.145095	11,748.46

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort 7-10 Year Treasury	1.32%	8.87%	2.16%
ICE U.S. Treasury 7-10 Year Bond Index	4.09%	-0.88%	0.90%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 11,431,021
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 20,542
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$11,431,021 Number of Portfolio Holdings7 Net Investment Advisory Fees$20,542 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 7-10 Year Bond Index Short Swaps	(198)%
U.S. 10 Year Treasury Note Futures	(3)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
7-10 Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort 7-10 Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051863
Shareholder Report [Line Items]
Fund Name	UltraShort 20+ Year Treasury
Trading Symbol	TBT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort 20+ Year Treasury (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TBT	$92	0.93%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
Table Summary
	UltraShort 20+ Year Treasury : $11,698	ICE U.S. Treasury 20+ Year Bond Index : $8,758	Bloomberg U.S. Aggregate Bond Index : $11,748
5/31/2016	10,000	10,000	10,000
6/30/2016	8,767.01	10,664	10,180
7/31/2016	8,317.93	10,898.608	10,241.08
8/31/2016	8,446.83	10,795.071224	10,230.84
9/30/2016	8,716.78	10,605.07797	10,220.61
10/31/2016	9,497.13	10,153.301649	10,138.84
11/30/2016	11,057.56	9,371.4974219	9,895.51
12/31/2016	11,147.04	9,319.0170364	9,905.41
1/31/2017	11,031.76	9,355.3612028	9,925.22
2/28/2017	10,660.2	9,506.9180543	9,994.69
3/31/2017	10,764.26	9,450.8272378	9,984.7
4/30/2017	10,422.47	9,599.2052254	10,064.58
5/31/2017	9,993.96	9,797.9087736	10,145.09
6/30/2017	9,889.61	9,844.9387357	10,134.95
7/31/2017	10,028.14	9,775.0396707	10,175.49
8/31/2017	9,342.46	10,127.918603	10,267.07
9/30/2017	9,767.85	9,900.0404342	10,215.73
10/31/2017	9,776.57	9,895.090414	10,225.95
11/30/2017	9,624.41	9,973.2616283	10,215.72
12/31/2017	9,271.72	10,154.77499	10,266.8
1/31/2018	9,923.77	9,817.6364603	10,143.6
2/28/2018	10,555.68	9,514.2714936	10,052.31
3/31/2018	9,930.92	9,813.0196185	10,112.62
4/30/2018	10,346.43	9,619.703132	10,041.83
5/31/2018	9,907.62	9,830.3746306	10,112.12
6/30/2018	9,881.5	9,852.9844923	10,102.01
7/31/2018	10,223.35	9,697.3073373	10,102.01
8/31/2018	9,924.35	9,853.4339854	10,162.62
9/30/2018	10,580.49	9,552.9042489	10,101.65
10/31/2018	11,303.7	9,248.1666033	10,020.84
11/30/2018	10,926.09	9,422.9569522	10,080.96
12/31/2018	9,813.21	9,952.5271329	10,262.42
1/31/2019	9,715.79	10,014.232801	10,375.3
2/28/2019	9,989.93	9,891.0577376	10,364.93
3/31/2019	9,022.11	10,423.196644	10,561.86
4/30/2019	9,401.12	10,228.282867	10,561.86
5/31/2019	8,268.59	10,920.737617	10,751.98
6/30/2019	8,080.99	11,061.615132	10,891.75
7/31/2019	8,068.7	11,081.526039	10,913.54
8/31/2019	6,536.93	12,288.304225	11,197.29
9/30/2019	6,878.26	11,962.664163	11,141.3
10/31/2019	7,005.98	11,852.607653	11,174.73
11/30/2019	7,069.98	11,795.715136	11,163.55
12/31/2019	7,478.14	11,455.99854	11,152.39
1/31/2020	6,513.79	12,265.937637	11,364.28
2/29/2020	5,690.64	13,109.834146	11,568.84
3/31/2020	4,569.64	14,032.76647	11,499.43
4/30/2020	4,416.1	14,196.949838	11,706.42
5/31/2020	4,564.53	13,908.751756	11,764.95
6/30/2020	4,511.95	13,935.178384	11,835.54
7/31/2020	4,127.08	14,549.719751	12,013.07
8/31/2020	4,507.48	13,884.797559	11,916.97
9/30/2020	4,441.83	13,956.998506	11,905.05
10/31/2020	4,710.86	13,525.727252	11,857.43
11/30/2020	4,557.77	13,698.856561	11,976
12/31/2020	4,654.35	13,527.620854	11,987.98
1/31/2021	5,026.24	12,986.51602	11,904.06
2/28/2021	5,752.52	12,108.627537	11,737.41
3/31/2021	6,190.15	11,606.119494	11,596.56
4/30/2021	5,875.33	11,909.039213	11,689.33
5/31/2021	5,826.33	11,959.057177	11,724.4
6/30/2021	5,344.07	12,456.553956	11,806.47
7/31/2021	4,935.06	12,907.481209	11,936.34
8/31/2021	4,937.47	12,870.049514	11,912.47
9/30/2021	5,211.23	12,469.790974	11,805.26
10/31/2021	4,947.31	12,781.535748	11,805.26
11/30/2021	4,631	13,175.207049	11,840.67
12/31/2021	4,801.49	12,940.688364	11,805.15
1/31/2022	5,152.7	12,417.884554	11,545.44
2/28/2022	5,288.2	12,154.625401	11,418.44
3/31/2022	5,825.12	11,539.601356	11,098.72
4/30/2022	7,050.08	10,482.573872	10,676.97
5/31/2022	7,299.58	10,236.233386	10,741.03
6/30/2022	7,432.35	10,138.989169	10,569.17
7/31/2022	7,029.48	10,437.07545	10,822.83
8/31/2022	7,675.89	9,896.4349419	10,519.79
9/30/2022	9,022.2	9,049.3001109	10,067.44
10/31/2022	10,230.85	8,481.9089939	9,936.57
11/30/2022	8,852.14	9,100.2401596	10,304.22
12/31/2022	9,315.86	8,925.5155485	10,252.7
1/31/2023	8,013.24	9,540.4835698	10,570.53
2/28/2023	8,897.78	9,071.0917782	10,295.7
3/31/2023	8,077.35	9,507.4112927	10,553.09
4/30/2023	8,049.65	9,547.3424201	10,616.41
5/31/2023	8,573.58	9,264.7410845	10,499.63
6/30/2023	8,610.39	9,280.4911443	10,457.63
7/31/2023	9,112.2	9,054.0471604	10,447.17
8/31/2023	9,745.32	8,771.560889	10,384.49
9/30/2023	11,562.01	8,074.2217983	10,124.88
10/31/2023	12,889.85	7,638.2138212	9,962.88
11/30/2023	10,684.44	8,394.3969895	10,411.21
12/31/2023	9,078.71	9,117.1545703	10,806.83
1/31/2024	9,577.55	8,912.0185925	10,774.41
2/29/2024	10,068.33	8,713.2805779	10,623.57
3/31/2024	9,975.93	8,789.0861189	10,719.18
4/30/2024	11,471.57	8,226.5846073	10,451.21
5/31/2024	10,925.14	8,467.6235363	10,628.88
6/30/2024	10,599.44	8,615.8069482	10,724.54
7/31/2024	9,945.46	8,928.5607404	10,971.2
8/31/2024	9,561.19	9,130.3462131	11,124.8
9/30/2024	9,288.82	9,302.9097566	11,269.42
10/31/2024	10,455.32	8,800.5526297	10,987.68
11/30/2024	10,090.34	8,966.0030191	11,108.55
12/31/2024	11,503.42	8,413.6972332	10,930.81
1/31/2025	11,505.78	8,451.5588707	10,985.47
2/28/2025	10,350.43	8,926.5364793	11,227.15
3/31/2025	10,678.27	8,814.0621196	11,227.15
4/30/2025	10,983.56	8,689.7838437	11,272.05
5/31/2025	11,771.53	8,419.5315662	11,193.15
6/30/2025	11,236.27	8,642.6491527	11,361.05
7/31/2025	11,547.71	8,552.7656015	11,326.96
8/31/2025	11,643.26	8,546.7786656	11,462.89
9/30/2025	10,909.93	8,857.0267311	11,588.98
10/31/2025	10,688.26	8,980.1394027	11,658.51
11/30/2025	10,698.04	9,001.6917373	11,728.46
12/31/2025	11,300.5	8,774.8491055	11,716.74
1/31/2026	11,426.34	8,767.8292262	11,728.45
2/28/2026	10,508.96	9,165.8886731	11,916.11
3/31/2026	11,479.57	8,787.3374709	11,701.62
4/30/2026	11,756.83	8,712.6451024	11,713.32
5/31/2026	11,697.86	8,757.9508569	11,748.46

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort 20+ Year Treasury	-0.63%	14.96%	1.58%
ICE U.S. Treasury 20+ Year Bond Index	4.02%	-6.04%	-1.32%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

AssetsNet	$ 330,436,699
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 2,095,389
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$330,436,699 Number of Portfolio Holdings9 Net Investment Advisory Fees$2,095,389 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
ICE U.S. Treasury 20+ Year Bond Index Short Swaps	(198)%
U.S. Treasury Long Bond Futures	(4)%
Total	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
20+ Year U.S. Treasury	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort 20+ Year Treasury primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038858
Shareholder Report [Line Items]
Fund Name	UltraShort Consumer Discretionary
Trading Symbol	SCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Consumer Discretionary (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCC	$84	0.95%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Consumer Discretionary : $514	S&P Consumer Discretionary Select Sector Index : $34,246	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,047.91	9,882	10,026
7/31/2016	9,283.21	10,332.62	10,395.9594
8/31/2016	9,501.82	10,204.49	10,410.513743
9/30/2016	9,438.7	10,172.86	10,412.595846
10/31/2016	9,851.89	9,934.82	10,223.086602
11/30/2016	8,893.37	10,401.75	10,601.340806
12/31/2016	8,802.06	10,407.99	10,811.247354
1/31/2017	8,265.75	10,848.25	11,016.661053
2/28/2017	7,887.45	11,059.79	11,454.022497
3/31/2017	7,680.05	11,286.52	11,467.767324
4/30/2017	7,273.53	11,561.91	11,585.885328
5/31/2017	7,070.87	11,691.4	11,749.246311
6/30/2017	7,313.02	11,551.11	11,822.091638
7/31/2017	7,063.42	11,768.27	12,065.626726
8/31/2017	7,354.38	11,551.73	12,103.030169
9/30/2017	7,248.61	11,648.76	12,352.35259
10/31/2017	7,157.94	11,894.55	12,640.162405
11/30/2017	6,358.49	12,496.42	13,028.215391
12/31/2017	6,049.36	12,797.58	13,172.828582
1/31/2018	5,084.64	13,992.88	13,927.63166
2/28/2018	5,478.14	13,508.72	13,413.702052
3/31/2018	5,716.26	13,193.97	13,072.994019
4/30/2018	5,484.05	13,505.35	13,122.671397
5/31/2018	5,354.9	13,774.1	13,438.927777
6/30/2018	4,998.28	14,271.35	13,522.24913
7/31/2018	4,765.18	14,532.51	14,025.276797
8/31/2018	4,259.03	15,278.03	14,482.500821
9/30/2018	4,173.85	15,359.01	14,565.051075
10/31/2018	4,871.41	13,813.89	13,568.801582
11/30/2018	4,585.44	14,152.33	13,845.605134
12/31/2018	5,423.31	13,024.39	12,595.346991
1/31/2019	4,544.7	14,311.2	13,604.234285
2/28/2019	4,416.27	14,504.4	14,040.930205
3/31/2019	4,207.62	15,036.71	14,313.324251
4/30/2019	3,719.07	15,859.22	14,893.013883
5/31/2019	4,199.38	14,658.68	13,947.307502
6/30/2019	3,673.78	15,816.71	14,930.59268
7/31/2019	3,625.56	16,014.42	15,145.593215
8/31/2019	3,660.29	15,876.7	14,906.292842
9/30/2019	3,694.96	16,062.45	15,185.040518
10/31/2019	3,609.75	16,084.94	15,514.555898
11/30/2019	3,430.18	16,289.22	16,077.734277
12/31/2019	3,333.72	16,753.46	16,563.281852
1/31/2020	3,318.21	16,746.76	16,556.656539
2/29/2020	3,850.61	15,460.61	15,194.043706
3/31/2020	4,371.18	13,156.98	13,317.579308
4/30/2020	3,093.99	15,655.49	15,024.892976
5/31/2020	2,787.49	16,690.32	15,740.077881
6/30/2020	2,589.88	17,192.7	16,053.305431
7/31/2020	2,178.7	18,428.85	16,958.711857
8/31/2020	1,827.96	20,212.76	18,178.04324
9/30/2020	1,934.34	19,820.64	17,487.277597
10/31/2020	2,026.82	19,281.52	17,022.116013
11/30/2020	1,632.23	21,209.67	18,886.037716
12/31/2020	1,518.04	21,739.91	19,611.261564
1/31/2021	1,570	21,909.48	19,413.187823
2/28/2021	1,474.23	21,815.27	19,948.991807
3/31/2021	1,376.75	22,751.14	20,822.757648
4/30/2021	1,228.18	24,225.42	21,934.692906
5/31/2021	1,287.66	23,404.18	22,088.235756
6/30/2021	1,229.83	24,228	22,602.89165
7/31/2021	1,223.62	24,477.55	23,140.840471
8/31/2021	1,158.78	24,920.6	23,844.322021
9/30/2021	1,230.52	24,399.76	22,735.561047
10/31/2021	1,147.91	27,335.05	24,329.323877
11/30/2021	1,172.04	27,799.74	24,161.451542
12/31/2021	1,126.35	27,824.76	25,243.884571
1/31/2022	1,346.23	25,195.32	23,938.775739
2/28/2022	1,371.32	24,147.2	23,223.006344
3/31/2022	1,291.82	25,221.75	24,084.579879
4/30/2022	1,639.59	22,220.36	21,984.404514
5/31/2022	1,704.34	21,071.57	22,023.976442
6/30/2022	2,057.26	18,785.3	20,206.998386
7/31/2022	1,575.49	22,253.07	22,070.083637
8/31/2022	1,639.41	21,262.81	21,169.624224
9/30/2022	1,928.3	19,515	19,219.901833
10/31/2022	1,698.73	19,731.62	20,776.713882
11/30/2022	1,550.51	20,031.54	21,938.132188
12/31/2022	1,839.68	17,739.93	20,674.495774
1/31/2023	1,449.61	20,420.44	21,972.854108
2/28/2023	1,586.47	19,993.65	21,436.716468
3/31/2023	1,462.96	20,607.45	22,223.443962
4/30/2023	1,499.49	20,370.47	22,570.129688
5/31/2023	1,431.12	20,896.03	22,667.181246
6/30/2023	1,136.35	23,464.15	24,165.481926
7/31/2023	1,088.17	23,996.78	24,941.193896
8/31/2023	1,127.12	23,593.64	24,544.628913
9/30/2023	1,263.3	22,279.47	23,373.850114
10/31/2023	1,410.75	21,056.33	22,882.999262
11/30/2023	1,147.43	23,366.21	24,972.217094
12/31/2023	1,022.62	24,805.57	26,105.95575
1/31/2024	1,122.27	23,714.12	26,544.535807
2/29/2024	963.93	25,601.77	27,962.014019
3/31/2024	970.14	25,581.29	28,862.39087
4/30/2024	1,067.52	24,394.31	27,684.805323
5/31/2024	1,069.56	24,460.18	29,057.971667
6/30/2024	997.76	25,409.23	30,101.15285
7/31/2024	943.2	26,133.4	30,468.386914
8/31/2024	940.33	26,086.36	31,208.768717
9/30/2024	819.77	28,003.7	31,876.636367
10/31/2024	852.38	27,522.04	31,586.558976
11/30/2024	670.02	31,050.37	33,440.689988
12/31/2024	653.28	31,404.34	32,644.801566
1/31/2025	611.62	32,516.05	33,552.32705
2/28/2025	708.26	30,236.68	33,116.146798
3/31/2025	832.43	27,724.01	31,251.707733
4/30/2025	781.21	27,704.6	31,039.196121
5/31/2025	660.83	30,056.72	32,991.561557
6/30/2025	638.66	30,597.74	34,670.83204
7/31/2025	618.99	31,163.8	35,447.458678
8/31/2025	566.02	32,616.04	36,167.042089
9/30/2025	529.35	33,796.74	37,487.139125
10/31/2025	527.81	33,823.77	38,364.338181
11/30/2025	541.17	33,357.01	38,460.249026
12/31/2025	531.82	33,743.95	38,483.325176
1/31/2026	517.05	34,243.36	39,041.333391
2/28/2026	556.91	33,034.57	38,744.619257
3/31/2026	633.12	30,864.2	36,815.137218
4/30/2026	535.46	33,515.43	40,677.045112
5/31/2026	514.03	34,246.07	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Consumer Discretionary	-22.22%	-16.78%	-25.68%
S&P Consumer Discretionary Select Sector Index	13.95%	7.91%	13.10%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 5,929,695
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,929,695 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Consumer Discretionary Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Discretionary	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Consumer Discretionary primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038857
Shareholder Report [Line Items]
Fund Name	UltraShort Consumer Staples
Trading Symbol	SZK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Consumer Staples (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SZK	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Consumer Staples : $1,670	S&P Consumer Staples Select Sector Index : $20,783	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,329.01	10,523	10,026
7/31/2016	9,052.1	10,437.76	10,395.9594
8/31/2016	9,092.74	10,387.66	10,410.513743
9/30/2016	9,345.8	10,221.46	10,412.595846
10/31/2016	9,640.09	10,141.73	10,223.086602
11/30/2016	10,166.76	9,710.71	10,601.340806
12/31/2016	9,610.78	10,008.83	10,811.247354
1/31/2017	9,069.92	10,175.98	11,016.661053
2/28/2017	8,331.17	10,668.49	11,454.022497
3/31/2017	8,232.6	10,626.89	11,467.767324
4/30/2017	8,179.95	10,739.53	11,585.885328
5/31/2017	7,731.52	11,031.65	11,749.246311
6/30/2017	7,743.47	10,780.12	11,822.091638
7/31/2017	7,721.79	10,852.35	12,065.626726
8/31/2017	7,833.36	10,738.4	12,103.030169
9/30/2017	7,793.33	10,661.08	12,352.35259
10/31/2017	7,798.38	10,486.24	12,640.162405
11/30/2017	7,282.91	11,071.37	13,028.215391
12/31/2017	7,008.81	11,317.16	13,172.828582
1/31/2018	6,754.17	11,508.42	13,927.63166
2/28/2018	7,621.71	10,632.63	13,413.702052
3/31/2018	7,793.53	10,534.81	13,072.994019
4/30/2018	8,398.79	10,100.77	13,122.671397
5/31/2018	8,345.46	9,942.19	13,438.927777
6/30/2018	7,703.67	10,389.59	13,522.24913
7/31/2018	7,470.69	10,807.25	14,025.276797
8/31/2018	7,632.42	10,862.37	14,482.500821
9/30/2018	7,541.8	10,960.13	14,565.051075
10/31/2018	7,806.75	11,189.2	13,568.801582
11/30/2018	7,647.96	11,462.21	13,845.605134
12/31/2018	9,185.65	10,415.71	12,595.346991
1/31/2019	7,963.24	10,943.79	13,604.234285
2/28/2019	7,659.43	11,147.35	14,040.930205
3/31/2019	7,243.17	11,577.63	14,313.324251
4/30/2019	6,800.06	11,911.07	14,893.013883
5/31/2019	7,808.44	11,479.89	13,947.307502
6/30/2019	6,925.02	12,087.17	14,930.59268
7/31/2019	6,632.54	12,371.22	15,145.593215
8/31/2019	6,701.35	12,635.97	14,906.292842
9/30/2019	6,301.4	12,855.83	15,185.040518
10/31/2019	6,247.77	12,800.55	15,514.555898
11/30/2019	6,047.62	12,975.92	16,077.734277
12/31/2019	5,615.41	13,299.02	16,563.281852
1/31/2020	5,516	13,342.91	16,556.656539
2/29/2020	6,479.08	12,236.78	15,194.043706
3/31/2020	6,952.8	11,573.55	13,317.579308
4/30/2020	5,540.76	12,382.54	15,024.892976
5/31/2020	5,012.44	12,590.56	15,740.077881
6/30/2020	4,651.81	12,562.86	16,053.305431
7/31/2020	3,909.26	13,423.42	16,958.711857
8/31/2020	3,153.21	14,048.95	18,178.04324
9/30/2020	3,260.69	13,817.14	17,487.277597
10/31/2020	3,444.66	13,406.78	17,022.116013
11/30/2020	2,684.34	14,417.65	18,886.037716
12/31/2020	2,341.41	14,667.07	19,611.261564
1/31/2021	2,351.16	13,935.18	19,413.187823
2/28/2021	2,440.76	13,761	19,948.991807
3/31/2021	2,168.68	14,903.16	20,822.757648
4/30/2021	2,037	15,205.69	21,934.692906
5/31/2021	2,034.1	15,474.83	22,088.235756
6/30/2021	1,965.15	15,395.91	22,602.89165
7/31/2021	1,904.73	15,725.38	23,140.840471
8/31/2021	1,893.94	15,909.37	23,844.322021
9/30/2021	2,005.76	15,244.36	22,735.561047
10/31/2021	1,574.62	15,782.48	24,329.323877
11/30/2021	1,587.61	15,558.37	24,161.451542
12/31/2021	1,455.08	17,206	25,243.884571
1/31/2022	1,596.51	16,958.24	23,938.775739
2/28/2022	1,706.78	16,734.39	23,223.006344
3/31/2022	1,571.81	16,988.75	24,084.579879
4/30/2022	1,709.95	17,413.47	21,984.404514
5/31/2022	1,812.73	16,696.04	22,023.976442
6/30/2022	2,035.89	16,303.68	20,206.998386
7/31/2022	1,674.88	16,831.92	22,070.083637
8/31/2022	1,788.73	16,522.21	21,169.624224
9/30/2022	2,127.16	15,170.69	19,219.901833
10/31/2022	1,943.08	16,540.61	20,776.713882
11/30/2022	1,826.02	17,567.78	21,938.132188
12/31/2022	2,138.65	17,086.42	20,674.495774
1/31/2023	1,900.39	16,898.47	21,972.854108
2/28/2023	1,894.69	16,509.81	21,436.716468
3/31/2023	1,866.07	17,209.82	22,223.443962
4/30/2023	1,751.68	17,837.98	22,570.129688
5/31/2023	2,008.36	16,732.03	22,667.181246
6/30/2023	1,917.21	17,207.22	24,165.481926
7/31/2023	1,854.14	17,572.01	24,941.193896
8/31/2023	2,029.92	16,879.67	24,544.628913
9/30/2023	2,257.23	16,072.82	23,373.850114
10/31/2023	2,336.16	15,851.02	22,882.999262
11/30/2023	2,175.18	16,510.42	24,972.217094
12/31/2023	2,076.86	16,954.55	26,105.95575
1/31/2024	2,043.46	17,174.96	26,544.535807
2/29/2024	1,976.22	17,544.22	27,962.014019
3/31/2024	1,870	18,123.18	28,862.39087
4/30/2024	1,931.11	17,922.01	27,684.805323
5/31/2024	1,859.07	18,348.56	29,057.971667
6/30/2024	1,884.06	18,313.7	30,101.15285
7/31/2024	1,841.43	18,617.7	30,468.386914
8/31/2024	1,655.39	19,736.63	31,208.768717
9/30/2024	1,632.15	19,971.49	31,876.636367
10/31/2024	1,768.31	19,274.49	31,586.558976
11/30/2024	1,653.59	20,008.85	33,440.689988
12/31/2024	1,838.86	19,048.42	32,644.801566
1/31/2025	1,828.43	19,155.09	33,552.32705
2/28/2025	1,662.56	20,130.09	33,116.146798
3/31/2025	1,707.38	19,900.6	31,251.707733
4/30/2025	1,685.68	19,958.32	31,039.196121
5/31/2025	1,656.96	20,195.82	32,991.561557
6/30/2025	1,722.68	19,874.71	34,670.83204
7/31/2025	1,789.87	19,578.57	35,447.458678
8/31/2025	1,760.2	19,821.35	36,167.042089
9/30/2025	1,857.64	19,371.4	37,487.139125
10/31/2025	1,974.2	18,852.25	38,364.338181
11/30/2025	1,833.6	19,606.34	38,460.249026
12/31/2025	1,897.08	19,355.38	38,483.325176
1/31/2026	1,648.64	20,799.29	39,041.333391
2/28/2026	1,420.91	22,427.87	38,744.619257
3/31/2026	1,699.4	20,539.45	36,815.137218
4/30/2026	1,610.44	21,120.71	40,677.045112
5/31/2026	1,670.49	20,782.78	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Consumer Staples	0.82%	-3.86%	-16.38%
S&P Consumer Staples Select Sector Index	2.91%	6.07%	7.59%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 4,846,663
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,846,663 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Consumer Staples Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Consumer Staples	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Consumer Staples primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000018461
Shareholder Report [Line Items]
Fund Name	UltraShort Dow30℠
Trading Symbol	DXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Dow30℠ (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DXD	$81	0.95%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Dow30℠ : $583	Dow Jones Industrial Average℠ Index : $35,433	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,742.23	10,095	10,026
7/31/2016	9,182.29	10,391.793	10,395.9594
8/31/2016	9,127.87	10,418.811662	10,410.513743
9/30/2016	9,165.34	10,376.094534	10,412.595846
10/31/2016	9,306.3	10,294.123387	10,223.086602
11/30/2016	8,280.66	10,899.417842	10,601.340806
12/31/2016	7,732.41	11,274.357816	10,811.247354
1/31/2017	7,637.29	11,344.258835	11,016.661053
2/28/2017	6,904.43	11,930.757016	11,454.022497
3/31/2017	6,985.54	11,859.172474	11,467.767324
4/30/2017	6,786.42	12,031.130475	11,585.885328
5/31/2017	6,692.97	12,116.551501	11,749.246311
6/30/2017	6,472.39	12,327.379498	11,822.091638
7/31/2017	6,146.79	12,657.753268	12,065.626726
8/31/2017	6,074.76	12,740.028664	12,103.030169
9/30/2017	5,827.27	13,015.213284	12,352.35259
10/31/2017	5,348.32	13,593.088753	12,640.162405
11/30/2017	4,925.8	14,169.435716	13,028.215391
12/31/2017	4,751.02	14,441.488882	13,172.828582
1/31/2018	4,239.67	15,290.648428	13,927.63166
2/28/2018	4,517.66	14,685.138751	13,413.702052
3/31/2018	4,826.51	14,157.94227	13,072.994019
4/30/2018	4,775.49	14,206.079273	13,122.671397
5/31/2018	4,647.03	14,406.384991	13,438.927777
6/30/2018	4,700.77	14,335.793705	13,522.24913
7/31/2018	4,287.01	15,028.212541	14,025.276797
8/31/2018	4,088.58	15,412.934782	14,482.500821
9/30/2018	3,944.32	15,716.569597	14,565.051075
10/31/2018	4,339.92	14,933.884431	13,568.801582
11/30/2018	4,146.8	15,248.989392	13,845.605134
12/31/2018	4,884.66	13,939.101204	12,595.346991
1/31/2019	4,228.89	14,955.261681	13,604.234285
2/28/2019	3,917.76	15,557.958727	14,040.930205
3/31/2019	3,916.19	15,584.407257	14,313.324251
4/30/2019	3,730.98	15,998.95249	14,893.013883
5/31/2019	4,254.94	14,987.818693	13,947.307502
6/30/2019	3,702.86	16,083.428239	14,930.59268
7/31/2019	3,635.38	16,263.562635	15,145.593215
8/31/2019	3,707.95	16,048.883608	14,906.292842
9/30/2019	3,568.68	16,377.885722	15,185.040518
10/31/2019	3,529.08	16,474.515248	15,514.555898
11/30/2019	3,263.71	17,151.617825	16,077.734277
12/31/2019	3,151.94	17,472.353078	16,563.281852
1/31/2020	3,208.84	17,316.849136	16,556.656539
2/29/2020	3,892.57	15,628.456345	15,194.043706
3/31/2020	4,053.19	13,499.860591	13,317.579308
4/30/2020	3,129.12	15,014.544949	15,024.892976
5/31/2020	2,808.6	15,714.222744	15,740.077881
6/30/2020	2,627.97	16,000.221598	16,053.305431
7/31/2020	2,484.34	16,401.82716	16,958.711857
8/31/2020	2,125.19	17,700.851871	18,178.04324
9/30/2020	2,194.99	17,314.9733	17,487.277597
10/31/2020	2,383.81	16,532.336507	17,022.116013
11/30/2020	1,873.86	18,539.362159	18,886.037716
12/31/2020	1,748.99	19,171.554408	19,611.261564
1/31/2021	1,810.39	18,797.709098	19,413.187823
2/28/2021	1,685.28	19,442.47052	19,948.991807
3/31/2021	1,469.29	20,760.670021	20,822.757648
4/30/2021	1,387.09	21,337.816647	21,934.692906
5/31/2021	1,322.1	21,809.382395	22,088.235756
6/30/2021	1,317.14	21,813.744272	22,602.89165
7/31/2021	1,277.25	22,106.048445	23,140.840471
8/31/2021	1,236.79	22,437.639172	23,844.322021
9/30/2021	1,340.88	21,495.258326	22,735.561047
10/31/2021	1,190.76	22,769.927145	24,329.323877
11/30/2021	1,273.32	21,972.979695	24,161.451542
12/31/2021	1,135.85	23,188.085472	25,243.884571
1/31/2022	1,208.82	22,436.791503	23,938.775739
2/28/2022	1,282.67	21,698.621063	23,223.006344
3/31/2022	1,209.13	22,238.916727	24,084.579879
4/30/2022	1,322.48	21,167.000941	21,984.404514
5/31/2022	1,295.59	21,236.852044	22,023.976442
6/30/2022	1,467.36	19,843.71455	20,206.998386
7/31/2022	1,282.19	21,197.055882	22,070.083637
8/31/2022	1,379.99	20,408.525403	21,169.624224
9/30/2022	1,647.78	18,620.738578	19,219.901833
10/31/2022	1,254.73	21,240.676496	20,776.713882
11/30/2022	1,113.39	22,523.613356	21,938.132188
12/31/2022	1,215.07	21,602.39757	20,674.495774
1/31/2023	1,151.65	22,235.347819	21,972.854108
2/28/2023	1,255.53	21,359.275115	21,436.716468
3/31/2023	1,210.08	21,803.548037	22,223.443962
4/30/2023	1,158.54	22,363.899222	22,570.129688
5/31/2023	1,245.2	21,654.963616	22,667.181246
6/30/2023	1,146.27	22,668.415914	24,165.481926
7/31/2023	1,080.46	23,448.209421	24,941.193896
8/31/2023	1,136.62	22,976.900412	24,544.628913
9/30/2023	1,229.75	22,191.090418	23,373.850114
10/31/2023	1,271.69	21,911.482678	22,882.999262
11/30/2023	1,076.91	23,916.383343	24,972.217094
12/31/2023	986.76	25,095.461042	26,105.95575
1/31/2024	970.73	25,424.211582	26,544.535807
2/29/2024	932.64	26,059.816871	27,962.014019
3/31/2024	900.76	26,635.738824	28,862.39087
4/30/2024	1,004.69	25,325.260474	27,684.805323
5/31/2024	964.49	25,978.652194	29,057.971667
6/30/2024	951.59	26,298.189616	30,101.15285
7/31/2024	879.01	27,484.237968	30,468.386914
8/31/2024	850.78	28,042.167999	31,208.768717
9/30/2024	825.74	28,591.794491	31,876.636367
10/31/2024	854.45	28,231.537881	31,586.558976
11/30/2024	739.6	30,416.658913	33,440.689988
12/31/2024	828.34	28,856.284311	32,644.801566
1/31/2025	760.02	30,235.614701	33,552.32705
2/28/2025	787.12	29,815.339656	33,116.146798
3/31/2025	857.5	28,604.836866	31,251.707733
4/30/2025	883.92	27,723.807891	31,039.196121
5/31/2025	818.72	28,877.118299	32,991.561557
6/30/2025	755.43	30,167.925487	34,670.83204
7/31/2025	759.21	30,216.194168	35,447.458678
8/31/2025	715.16	31,249.588008	36,167.042089
9/30/2025	693.13	31,874.579769	37,487.139125
10/31/2025	663.32	32,700.131385	38,364.338181
11/30/2025	660	32,857.092015	38,460.249026
12/31/2025	653.04	33,159.377262	38,483.325176
1/31/2026	633.47	33,756.246052	39,041.333391
2/28/2026	631.51	33,860.890415	38,744.619257
3/31/2026	703.75	32,100.124114	36,815.137218
4/30/2026	614.08	34,424.173099	40,677.045112
5/31/2026	583.17	35,432.801371	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Dow30℠	-28.77%	-15.10%	-24.74%
Dow Jones Industrial Average℠ Index	22.71%	10.18%	13.48%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 46,623,620
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 320,074
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$46,623,620 Number of Portfolio Holdings10 Net Investment Advisory Fees$320,074 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Dow Jones Industrial Average℠ Short Swaps	(184)%
DJIA CBOT E-Mini Index Futures	(16)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	27.2%
Information Technology	19.1%
Industrials	18.1%
Health Care	12.8%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Materials	3.7%
Energy	2.2%
Communication Services	1.8%

Largest Holdings [Text Block]

Holdings

The UltraShort Dow30℠ primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038863
Shareholder Report [Line Items]
Fund Name	UltraShort Energy
Trading Symbol	DUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Energy (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DUG	$71	0.95%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Energy : $218	S&P Energy Select Sector Index : $25,479	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,269.81	10,274	10,026
7/31/2016	9,588.93	10,146.6	10,395.9594
8/31/2016	9,254.89	10,320.11	10,410.513743
9/30/2016	8,531.79	10,698.86	10,412.595846
10/31/2016	9,110.93	10,395.01	10,223.086602
11/30/2016	7,522.03	11,287.94	10,601.340806
12/31/2016	7,246.75	11,475.32	10,811.247354
1/31/2017	7,720.44	11,105.82	11,016.661053
2/28/2017	8,064.96	10,881.48	11,454.022497
3/31/2017	8,183.42	10,724.78	11,467.767324
4/30/2017	8,724.81	10,403.04	11,585.885328
5/31/2017	9,367.15	10,035.81	11,749.246311
6/30/2017	9,385.41	10,017.75	11,822.091638
7/31/2017	8,913.47	10,286.23	12,065.626726
8/31/2017	9,934.74	9,731.8	12,103.030169
9/30/2017	8,172.37	10,718.6	12,352.35259
10/31/2017	8,300.74	10,637.14	12,640.162405
11/30/2017	7,946.36	10,827.55	13,028.215391
12/31/2017	7,172.58	11,375.42	13,172.828582
1/31/2018	6,686.82	11,802	13,927.63166
2/28/2018	8,213.59	10,527.38	13,413.702052
3/31/2018	7,820.01	10,709.51	13,072.994019
4/30/2018	6,470.35	11,721.55	13,122.671397
5/31/2018	6,004.96	12,074.37	13,438.927777
6/30/2018	5,887.39	12,150.44	13,522.24913
7/31/2018	5,731.77	12,326.62	14,025.276797
8/31/2018	6,078.12	11,909.98	14,482.500821
9/30/2018	5,764.8	12,205.35	14,565.051075
10/31/2018	7,273.23	10,823.7	13,568.801582
11/30/2018	7,542.53	10,650.53	13,845.605134
12/31/2018	9,729.76	9,317.08	12,595.346991
1/31/2019	7,765.42	10,368.05	13,604.234285
2/28/2019	7,429.43	10,610.66	14,040.930205
3/31/2019	7,064.67	10,838.79	14,313.324251
4/30/2019	7,071.25	10,852.88	14,893.013883
5/31/2019	8,956.27	9,643.87	13,947.307502
6/30/2019	7,506.06	10,540.75	14,930.59268
7/31/2019	7,838.18	10,359.45	15,145.593215
8/31/2019	9,209.2	9,517.22	14,906.292842
9/30/2019	8,457.46	9,886.49	15,185.040518
10/31/2019	8,793.2	9,673.93	15,514.555898
11/30/2019	8,473.54	9,834.52	16,077.734277
12/31/2019	7,463.65	10,444.26	16,563.281852
1/31/2020	9,416.68	9,290.17	16,556.656539
2/29/2020	12,585.83	7,953.31	15,194.043706
3/31/2020	18,922.23	5,145	13,317.579308
4/30/2020	9,672.09	6,732.23	15,024.892976
5/31/2020	8,724.21	6,873.61	15,740.077881
6/30/2020	8,063.7	6,798.69	16,053.305431
7/31/2020	8,482.07	6,464.87	16,958.711857
8/31/2020	8,441.75	6,400.87	18,178.04324
9/30/2020	11,236.89	5,468.26	17,487.277597
10/31/2020	11,664.72	5,234.77	17,022.116013
11/30/2020	6,322.78	6,715.16	18,886.037716
12/31/2020	5,631.52	7,016	19,611.261564
1/31/2021	5,047.13	7,281.2	19,413.187823
2/28/2021	3,304.72	8,919.47	19,948.991807
3/31/2021	3,028.91	9,170.11	20,822.757648
4/30/2021	2,927.12	9,233.38	21,934.692906
5/31/2021	2,558.15	9,768.92	22,088.235756
6/30/2021	2,272.32	10,188.98	22,602.89165
7/31/2021	2,630.79	9,337.18	23,140.840471
8/31/2021	2,664.12	9,157.91	23,844.322021
9/30/2021	2,177.36	9,979.37	22,735.561047
10/31/2021	1,756.52	11,006.25	24,329.323877
11/30/2021	1,905.37	10,443.83	24,161.451542
12/31/2021	1,792.57	10,765.5	25,243.884571
1/31/2022	1,276.29	12,790.49	23,938.775739
2/28/2022	1,088.85	13,707.57	23,223.006344
3/31/2022	880.59	14,972.78	24,084.579879
4/30/2022	894.32	14,743.7	21,984.404514
5/31/2022	646.47	17,073.2	22,023.976442
6/30/2022	872.28	14,186.12	20,206.998386
7/31/2022	695.14	15,538.06	22,070.083637
8/31/2022	637.3	15,948.27	21,169.624224
9/30/2022	747.48	14,420.42	19,219.901833
10/31/2022	475.84	18,021.2	20,776.713882
11/30/2022	452.81	18,269.89	21,938.132188
12/31/2022	484.54	17,716.32	20,674.495774
1/31/2023	454.51	18,192.88	21,972.854108
2/28/2023	520.21	16,946.67	21,436.716468
3/31/2023	515.28	16,943.28	22,223.443962
4/30/2023	485.57	17,416	22,570.129688
5/31/2023	596.28	15,669.18	22,667.181246
6/30/2023	521.61	16,750.35	24,165.481926
7/31/2023	448.22	18,061.9	24,941.193896
8/31/2023	436.55	18,359.92	24,544.628913
9/30/2023	415.91	18,806.07	23,373.850114
10/31/2023	465.97	17,726.6	22,882.999262
11/30/2023	474.01	17,593.65	24,972.217094
12/31/2023	473.89	17,611.24	26,105.95575
1/31/2024	479.07	17,523.19	26,544.535807
2/29/2024	452.25	18,085.68	27,962.014019
3/31/2024	372.9	19,997.34	28,862.39087
4/30/2024	382.07	19,819.36	27,684.805323
5/31/2024	387.4	19,736.12	29,057.971667
6/30/2024	399.17	19,473.63	30,101.15285
7/31/2024	384.49	19,907.89	30,468.386914
8/31/2024	401.81	19,483.85	31,208.768717
9/30/2024	426.91	18,912.98	31,876.636367
10/31/2024	419.94	19,086.98	31,586.558976
11/30/2024	362.73	20,562.4	33,440.689988
12/31/2024	444.09	18,604.86	32,644.801566
1/31/2025	424.62	19,051.38	33,552.32705
2/28/2025	394.11	19,775.33	33,116.146798
3/31/2025	367.78	20,461.53	31,251.707733
4/30/2025	460.6	17,633.75	31,039.196121
5/31/2025	449.61	17,880.62	32,991.561557
6/30/2025	409.92	18,729.95	34,670.83204
7/31/2025	388.63	19,256.26	35,447.458678
8/31/2025	364.19	19,953.34	36,167.042089
9/30/2025	366.59	19,905.45	37,487.139125
10/31/2025	378	19,630.76	38,364.338181
11/30/2025	359.11	20,158.82	38,460.249026
12/31/2025	361.16	20,102.38	38,483.325176
1/31/2026	275.88	22,926.76	39,041.333391
2/28/2026	228.35	25,130.03	38,744.619257
3/31/2026	187.52	27,713.39	36,815.137218
4/30/2026	196.1	26,984.53	40,677.045112
5/31/2026	217.78	25,478.79	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Energy	-51.56%	-38.90%	-31.80%
S&P Energy Select Sector Index	42.48%	21.12%	9.79%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 29,506,279
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 38,772
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$29,506,279 Number of Portfolio Holdings7 Net Investment Advisory Fees$38,772 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Energy Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Energy	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Energy primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038859
Shareholder Report [Line Items]
Fund Name	UltraShort Financials
Trading Symbol	SKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Financials (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SKF	$94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Financials : $491	S&P Financial Select Sector Index : $32,605	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	10,414.08	9,679	10,026
7/31/2016	9,631.26	10,022.6	10,395.9594
8/31/2016	9,008.36	10,406.47	10,410.513743
9/30/2016	9,307.39	10,123.41	10,412.595846
10/31/2016	9,242.23	10,356.25	10,223.086602
11/30/2016	7,745.67	11,799.91	10,601.340806
12/31/2016	7,161.59	12,260.11	10,811.247354
1/31/2017	7,061.34	12,288.31	11,016.661053
2/28/2017	6,412.73	12,927.3	11,454.022497
3/31/2017	6,684.15	12,569.22	11,467.767324
4/30/2017	6,703.8	12,463.63	11,585.885328
5/31/2017	6,787.9	12,312.82	11,749.246311
6/30/2017	6,178.22	13,104.54	11,822.091638
7/31/2017	5,949.07	13,329.94	12,065.626726
8/31/2017	6,053.73	13,115.32	12,103.030169
9/30/2017	5,610.93	13,789.45	12,352.35259
10/31/2017	5,357.27	14,193.48	12,640.162405
11/30/2017	5,025.19	14,690.25	13,028.215391
12/31/2017	4,900.75	14,978.18	13,172.828582
1/31/2018	4,478.65	15,948.77	13,927.63166
2/28/2018	4,705.32	15,505.39	13,413.702052
3/31/2018	4,876.64	14,837.11	13,072.994019
4/30/2018	4,865.58	14,782.21	13,122.671397
5/31/2018	4,805.08	14,649.17	13,438.927777
6/30/2018	4,856.47	14,367.91	13,522.24913
7/31/2018	4,500.4	15,125.1	14,025.276797
8/31/2018	4,317.13	15,335.34	14,482.500821
9/30/2018	4,498.11	14,994.89	14,565.051075
10/31/2018	4,952.59	14,285.64	13,568.801582
11/30/2018	4,639.24	14,685.63	13,845.605134
12/31/2018	5,668.03	13,029.09	12,595.346991
1/31/2019	4,742.45	14,180.87	13,604.234285
2/28/2019	4,495.27	14,524.04	14,040.930205
3/31/2019	4,553.3	14,144.97	14,313.324251
4/30/2019	4,012.13	15,418.01	14,893.013883
5/31/2019	4,447.37	14,312.54	13,947.307502
6/30/2019	3,997.4	15,277.21	14,930.59268
7/31/2019	3,823.7	15,651.5	15,145.593215
8/31/2019	3,973	14,892.4	14,906.292842
9/30/2019	3,756.15	15,583.41	15,185.040518
10/31/2019	3,613.82	15,958.97	15,514.555898
11/30/2019	3,380.9	16,763.3	16,077.734277
12/31/2019	3,246.78	17,214.23	16,563.281852
1/31/2020	3,290	16,770.1	16,556.656539
2/29/2020	4,004.41	14,893.53	15,194.043706
3/31/2020	4,613.45	11,719.72	13,317.579308
4/30/2020	3,526.06	12,842.47	15,024.892976
5/31/2020	3,179.74	13,191.78	15,740.077881
6/30/2020	3,020.78	13,149.57	16,053.305431
7/31/2020	2,805.45	13,645.31	16,958.711857
8/31/2020	2,562.41	14,230.69	18,178.04324
9/30/2020	2,723.76	13,735.46	17,487.277597
10/31/2020	2,821.93	13,624.21	17,022.116013
11/30/2020	2,093.63	15,926.7	18,886.037716
12/31/2020	1,872.01	16,926.89	19,611.261564
1/31/2021	1,948.55	16,644.21	19,413.187823
2/28/2021	1,612.02	18,556.63	19,948.991807
3/31/2021	1,445.35	19,632.92	20,822.757648
4/30/2021	1,250.42	20,922.8	21,934.692906
5/31/2021	1,177.8	21,925	22,088.235756
6/30/2021	1,201.84	21,276.02	22,602.89165
7/31/2021	1,157.15	21,182.41	23,140.840471
8/31/2021	1,085.65	22,271.19	23,844.322021
9/30/2021	1,139.11	21,859.17	22,735.561047
10/31/2021	999.41	23,454.89	24,329.323877
11/30/2021	1,097.14	22,122.65	24,161.451542
12/31/2021	980	22,859.33	25,243.884571
1/31/2022	1,003.27	22,873.05	23,938.775739
2/28/2022	1,041.61	22,564.26	23,223.006344
3/31/2022	998.3	22,521.39	24,084.579879
4/30/2022	1,162.62	20,298.53	21,984.404514
5/31/2022	1,116.82	20,852.68	22,023.976442
6/30/2022	1,351.11	18,579.74	20,206.998386
7/31/2022	1,152.5	19,919.34	22,070.083637
8/31/2022	1,226.3	19,518.96	21,169.624224
9/30/2022	1,472.96	18,004.29	19,219.901833
10/31/2022	1,183.38	20,163	20,776.713882
11/30/2022	1,032.72	21,582.48	21,938.132188
12/31/2022	1,151.8	20,453.71	20,674.495774
1/31/2023	983.86	21,858.88	21,972.854108
2/28/2023	1,053.43	21,356.13	21,436.716468
3/31/2023	1,203.08	19,316.62	22,223.443962
4/30/2023	1,136.1	19,930.89	22,570.129688
5/31/2023	1,244.99	19,069.87	22,667.181246
6/30/2023	1,100.89	20,345.65	24,165.481926
7/31/2023	1,008.02	21,332.41	24,941.193896
8/31/2023	1,072.51	20,767.1	24,544.628913
9/30/2023	1,150.54	20,115.02	23,373.850114
10/31/2023	1,214.65	19,618.17	22,882.999262
11/30/2023	993.5	21,760.48	24,972.217094
12/31/2023	900.02	22,935.55	26,105.95575
1/31/2024	853.89	23,635.08	26,544.535807
2/29/2024	793.37	24,618.3	27,962.014019
3/31/2024	730.33	25,795.05	28,862.39087
4/30/2024	802.07	24,716.82	27,684.805323
5/31/2024	761.1	25,497.87	29,057.971667
6/30/2024	782.21	25,270.94	30,101.15285
7/31/2024	696.24	26,903.44	30,468.386914
8/31/2024	640.12	28,116.79	31,208.768717
9/30/2024	652.2	27,964.96	31,876.636367
10/31/2024	622.55	28,717.22	31,586.558976
11/30/2024	509.48	31,669.35	33,440.689988
12/31/2024	572.67	29,949.7	32,644.801566
1/31/2025	506.58	31,914.4	33,552.32705
2/28/2025	495.07	32,364.39	33,116.146798
3/31/2025	538.42	31,005.09	31,251.707733
4/30/2025	538.49	30,360.18	31,039.196121
5/31/2025	496.11	31,702.1	32,991.561557
6/30/2025	468.26	32,713.4	34,670.83204
7/31/2025	471.79	32,697.04	35,447.458678
8/31/2025	446.28	33,717.19	36,167.042089
9/30/2025	447.8	33,764.4	37,487.139125
10/31/2025	475.66	32,805.49	38,364.338181
11/30/2025	460.16	33,415.67	38,460.249026
12/31/2025	435.53	34,441.53	38,483.325176
1/31/2026	458.07	33,611.49	39,041.333391
2/28/2026	492.52	32,361.14	38,744.619257
3/31/2026	530.16	31,218.79	36,815.137218
4/30/2026	477.61	32,954.56	40,677.045112
5/31/2026	490.83	32,605.24	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Financials	-1.07%	-16.06%	-26.02%
S&P Financial Select Sector Index	2.88%	8.26%	12.54%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 13,351,638
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 19,096
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,351,638 Number of Portfolio Holdings10 Net Investment Advisory Fees$19,096 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Financial Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Financials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051861
Shareholder Report [Line Items]
Fund Name	UltraShort FTSE China 50
Trading Symbol	FXP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort FTSE China 50 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FXP	$91	0.95%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort FTSE China 50 : $744	FTSE China 50 Index : $14,506	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	9,299.53	10,280	9,924
7/31/2016	8,591.57	10,624.38	10,348.75
8/31/2016	7,805.22	11,254.405734	10,383.93
9/30/2016	7,319.84	11,371.451554	10,426.51
10/31/2016	7,707.65	11,216.799813	10,259.68
11/30/2016	7,330.31	11,340.18461	10,395.11
12/31/2016	8,202.47	10,889.979281	10,642.51
1/31/2017	7,315.67	11,415.965281	10,914.96
2/28/2017	6,722.7	11,831.506417	11,210.76
3/31/2017	6,576.41	11,898.946003	11,365.47
4/30/2017	6,542.98	11,941.782209	11,538.22
5/31/2017	5,995.18	12,480.356587	11,790.91
6/30/2017	6,044.87	12,420.450875	11,855.76
7/31/2017	5,239.16	13,302.302887	12,172.31
8/31/2017	4,808.63	13,801.139246	12,210.04
9/30/2017	4,824.51	13,675.548878	12,475
10/31/2017	4,396.26	14,337.445444	12,734.48
11/30/2017	4,314.46	14,450.711263	12,987.9
12/31/2017	4,119.66	14,765.736769	13,180.12
1/31/2018	3,122.59	16,832.939916	13,905.02
2/28/2018	3,757.34	15,358.37438	13,326.57
3/31/2018	3,692.53	14,902.230661	13,045.38
4/30/2018	3,707.89	15,271.805981	13,199.32
5/31/2018	3,722.11	15,001.495015	13,249.48
6/30/2018	4,241.38	14,059.401128	13,225.63
7/31/2018	4,064.26	14,036.906086	13,656.78
8/31/2018	4,239.74	13,831.967257	13,794.72
9/30/2018	4,131.96	13,995.184471	13,896.8
10/31/2018	4,800.55	12,752.41209	12,887.89
11/30/2018	4,120.89	13,555.814052	13,055.43
12/31/2018	4,632.74	13,021.714978	12,103.69
1/31/2019	3,765.46	14,086.891263	13,028.41
2/28/2019	3,668.02	14,464.419949	13,398.42
3/31/2019	3,539.54	14,571.456657	13,588.68
4/30/2019	3,497.59	14,752.142719	14,086.02
5/31/2019	4,206.77	13,334.461804	13,274.67
6/30/2019	3,654.01	14,281.208592	14,146.81
7/31/2019	3,955.23	13,924.178377	14,180.77
8/31/2019	4,314.74	13,113.791196	13,917
9/30/2019	4,153.61	13,424.588047	14,249.62
10/31/2019	3,876.51	13,867.599453	14,627.24
11/30/2019	3,894.11	13,685.9339	15,010.47
12/31/2019	3,293.12	14,912.193577	15,519.32
1/31/2020	3,894.49	13,717.726872	15,384.31
2/29/2020	3,683.47	13,773.969552	14,124.33
3/31/2020	3,805.25	12,902.077279	12,303.7
4/30/2020	3,500.15	13,535.569274	13,575.91
5/31/2020	3,338.67	13,298.696811	14,185.47
6/30/2020	3,126.72	13,800.057681	14,595.43
7/31/2020	2,743.6	14,404.500208	15,282.87
8/31/2020	2,403.78	15,278.85337	16,247.22
9/30/2020	2,603.39	14,430.877008	15,704.56
10/31/2020	2,336.92	15,285.184927	15,272.69
11/30/2020	2,018.63	16,347.505279	17,168.03
12/31/2020	1,991.47	16,574.735603	17,935.44
1/31/2021	1,721.66	17,416.732171	17,795.54
2/28/2021	1,712.5	17,209.473059	18,251.11
3/31/2021	1,837.3	16,309.417618	18,884.42
4/30/2021	1,850.64	16,389.333764	19,739.89
5/31/2021	1,834.94	16,281.164161	20,081.39
6/30/2021	1,794.82	16,473.281898	20,304.29
7/31/2021	2,255.32	14,405.88502	20,543.88
8/31/2021	2,168.32	14,624.854472	21,049.26
9/30/2021	2,351.76	13,887.761807	20,171.51
10/31/2021	2,151.79	14,525.210074	21,276.9
11/30/2021	2,354.61	13,653.697469	20,872.64
12/31/2021	2,459.16	13,260.470982	21,797.3
1/31/2022	2,224.05	13,283.013783	20,788.09
2/28/2022	2,596.28	12,600.266874	20,233.04
3/31/2022	2,455.8	11,887.091769	20,769.22
4/30/2022	2,532.33	11,561.385455	19,126.37
5/31/2022	2,285.85	11,705.902773	19,237.31
6/30/2022	1,930.52	12,278.321419	17,590.59
7/31/2022	2,365.73	11,111.880884	18,888.78
8/31/2022	2,358.76	11,128.548705	18,101.12
9/30/2022	3,166.87	9,471.507803	16,394.18
10/31/2022	4,546.78	7,634.0352892	17,508.99
11/30/2022	2,335.99	10,039.519809	18,913.21
12/31/2022	2,166.61	10,670.001653	18,128.31
1/31/2023	1,675.37	11,862.907838	19,428.11
2/28/2023	2,143.11	10,465.457294	18,876.35
3/31/2023	1,886.35	11,086.058912	19,521.92
4/30/2023	2,034.64	10,527.321543	19,857.7
5/31/2023	2,383.51	9,755.6688737	19,688.91
6/30/2023	2,127.68	10,237.598916	20,860.4
7/31/2023	1,669.14	11,361.687277	21,534.19
8/31/2023	2,033.09	10,333.454578	21,008.76
9/30/2023	2,159.32	10,128.852178	20,096.98
10/31/2023	2,316.54	9,631.5255359	19,558.38
11/30/2023	2,363.93	9,543.8786535	21,347.97
12/31/2023	2,443.28	9,290.0114813	22,366.27
1/31/2024	2,931.15	8,415.8214009	22,572.04
2/29/2024	2,478.24	9,213.6412697	23,571.98
3/31/2024	2,337.83	9,353.688617	24,378.14
4/30/2024	2,074.34	10,110.402026	23,532.22
5/31/2024	1,869.83	10,252.958695	24,609.99
6/30/2024	1,949.03	10,225.275706	25,161.26
7/31/2024	1,992.23	10,120.977894	25,586.48
8/31/2024	1,878.13	10,468.127436	26,228.7
9/30/2024	1,234.39	12,859.047742	26,758.52
10/31/2024	1,172.39	12,352.401261	26,239.41
11/30/2024	1,241.26	11,801.484165	27,247
12/31/2024	1,165.48	12,261.742047	26,609.42
1/31/2025	1,055.93	12,547.440637	27,487.53
2/28/2025	855.05	14,000.434263	27,407.82
3/31/2025	814.5	14,259.442297	26,286.84
4/30/2025	863.45	13,617.767393	26,457.7
5/31/2025	804.65	14,184.266517	28,037.23
6/30/2025	708.43	14,799.863684	29,290.49
7/31/2025	684.76	15,186.140126	29,662.48
8/31/2025	632.68	15,546.051647	30,451.5
9/30/2025	565.99	16,813.054856	31,572.12
10/31/2025	601.89	16,111.950469	32,282.49
11/30/2025	607.96	15,991.11084	32,366.42
12/31/2025	636.12	15,831.199732	32,728.93
1/31/2026	589.59	16,491.36076	33,678.07
2/28/2026	664.73	15,439.211944	34,125.98
3/31/2026	711.47	14,489.700409	31,819.07
4/30/2026	678.11	14,962.064643	35,048.7
5/31/2026	744.47	14,505.721671	36,913.29

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort FTSE China 50	-7.48%	-16.51%	-22.88%
FTSE China 50 Index	2.27%	-2.28%	3.79%
S&P Global 1200 Index	31.64%	12.94%	13.94%

AssetsNet	$ 6,308,937
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,308,937 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® China Large-Cap ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	34.8%
Consumer Discretionary	25.5%
Communication Services	16.3%
Information Technology	5.4%
Energy	5.3%
Industrials	4.1%
Materials	3.9%
Health Care	2.3%
Real Estate	1.1%
Consumer Staples	0.9%
Other	0.4%

Largest Holdings [Text Block]

Holdings

The UltraShort FTSE China 50 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000063930
Shareholder Report [Line Items]
Fund Name	UltraShort FTSE Europe
Trading Symbol	EPV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort FTSE Europe (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EPV	$81	0.95%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort FTSE Europe : $777	FTSE Developed Europe All Cap Index : $24,756	S&P Global 1200 Index : $36,913
5/31/2016	10,000	10,000	10,000
6/30/2016	10,248.57	9,504	9,924
7/31/2016	9,497.78	9,921.2256	10,348.75
8/31/2016	9,346.4	9,960.9105024	10,383.93
9/30/2016	9,123.91	10,052.550879	10,426.51
10/31/2016	9,775.58	9,700.7115983	10,259.68
11/30/2016	10,204.63	9,492.1462989	10,395.11
12/31/2016	9,230.82	9,983.8394772	10,642.51
1/31/2017	8,688.18	10,203.483946	10,914.96
2/28/2017	8,577.62	10,327.96645	11,210.76
3/31/2017	7,843.81	10,737.986718	11,365.47
4/30/2017	7,229.49	11,167.506187	11,538.22
5/31/2017	6,544.5	11,709.130237	11,790.91
6/30/2017	6,593.42	11,581.500717	11,855.76
7/31/2017	6,229.67	11,947.47614	12,172.31
8/31/2017	6,210.8	11,951.060383	12,210.04
9/30/2017	5,823.38	12,358.591542	12,475
10/31/2017	5,765.51	12,412.969344	12,734.48
11/30/2017	5,765.19	12,447.725659	12,987.9
12/31/2017	5,592.37	12,661.82654	13,180.12
1/31/2018	5,004.24	13,346.831356	13,905.02
2/28/2018	5,601.64	12,572.715137	13,326.57
3/31/2018	5,622.52	12,433.157999	13,045.38
4/30/2018	5,385.46	12,783.773055	13,199.32
5/31/2018	5,636.86	12,395.146354	13,249.48
6/30/2018	5,768.73	12,309.619844	13,225.63
7/31/2018	5,390.07	12,698.603831	13,656.78
8/31/2018	5,689.2	12,364.63055	13,794.72
9/30/2018	5,677.74	12,378.231644	13,896.8
10/31/2018	6,650.86	11,402.82699	12,887.89
11/30/2018	6,714.42	11,264.852784	13,055.43
12/31/2018	7,375.4	10,743.2901	12,103.69
1/31/2019	6,465.82	11,483.502788	13,028.41
2/28/2019	6,078.49	11,853.271577	13,398.42
3/31/2019	5,983.2	11,918.464571	13,588.68
4/30/2019	5,551.07	12,357.064067	14,086.02
5/31/2019	6,221.17	11,677.425544	13,274.67
6/30/2019	5,502.03	12,453.974342	14,146.81
7/31/2019	5,807.13	12,204.894855	14,180.77
8/31/2019	5,979.98	11,891.229058	13,917
9/30/2019	5,689	12,211.103119	14,249.62
10/31/2019	5,259.37	12,632.386177	14,627.24
11/30/2019	5,131.17	12,844.610265	15,010.47
12/31/2019	4,695.12	13,384.083896	15,519.32
1/31/2020	4,991.22	13,037.436123	15,384.31
2/29/2020	5,830.42	11,831.473282	14,124.33
3/31/2020	6,899.38	10,027.173606	12,303.7
4/30/2020	5,867.6	10,687.964347	13,575.91
5/31/2020	5,140.52	11,215.949785	14,185.47
6/30/2020	4,638.17	11,648.885447	14,595.43
7/31/2020	4,273.65	12,145.127967	15,282.87
8/31/2020	3,898.22	12,680.728111	16,247.22
9/30/2020	4,102.18	12,262.264083	15,704.56
10/31/2020	4,527.44	11,566.993709	15,272.69
11/30/2020	3,295.27	13,559.986726	17,168.03
12/31/2020	2,968.34	14,259.682041	17,935.44
1/31/2021	2,998.75	14,075.732142	17,795.54
2/28/2021	2,835.42	14,437.478458	18,251.11
3/31/2021	2,640.1	14,856.165334	18,884.42
4/30/2021	2,388.84	15,576.689352	19,739.89
5/31/2021	2,171.98	16,257.390677	20,081.39
6/30/2021	2,220.62	15,981.015036	20,304.29
7/31/2021	2,125.42	16,313.420148	20,543.88
8/31/2021	2,042.54	16,595.642317	21,049.26
9/30/2021	2,264.73	15,774.158022	20,171.51
10/31/2021	2,044.21	16,466.643559	21,276.9
11/30/2021	2,246.6	15,588.971458	20,872.64
12/31/2021	2,013.34	16,592.901219	21,797.3
1/31/2022	2,149.68	15,764.915449	20,788.09
2/28/2022	2,362.03	15,293.544477	20,233.04
3/31/2022	2,262.92	15,284.36835	20,769.22
4/30/2022	2,551.05	14,379.533744	19,126.37
5/31/2022	2,387.63	14,480.19048	19,237.31
6/30/2022	2,879.83	12,968.458594	17,590.59
7/31/2022	2,579.83	13,635.037366	18,888.78
8/31/2022	2,994.91	12,752.850448	18,101.12
9/30/2022	3,595.1	11,577.037637	16,394.18
10/31/2022	2,985.78	12,423.319088	17,508.99
11/30/2022	2,267.57	13,834.608136	18,913.21
12/31/2022	2,336.86	13,862.277353	18,128.31
1/31/2023	1,942.03	15,073.840393	19,428.11
2/28/2023	2,008.71	14,989.426887	18,876.35
3/31/2023	1,894.67	15,274.225998	19,521.92
4/30/2023	1,749.67	15,911.161222	19,857.7
5/31/2023	1,945.12	14,999.451684	19,688.91
6/30/2023	1,790.95	15,707.425803	20,860.4
7/31/2023	1,691.81	16,222.62937	21,534.19
8/31/2023	1,840.44	15,557.501566	21,008.76
9/30/2023	2,022.62	14,919.644001	20,096.98
10/31/2023	2,153.15	14,342.253779	19,558.38
11/30/2023	1,788.14	15,803.729439	21,347.97
12/31/2023	1,614.28	16,650.809337	22,366.27
1/31/2024	1,660.14	16,575.880695	22,572.04
2/29/2024	1,589.12	16,812.915788	23,571.98
3/31/2024	1,480.04	17,465.256921	24,378.14
4/30/2024	1,563.18	17,145.642719	23,532.22
5/31/2024	1,386.67	18,030.357884	24,609.99
6/30/2024	1,479.82	17,581.401972	25,161.26
7/31/2024	1,415.97	18,036.760283	25,586.48
8/31/2024	1,326.36	18,705.92409	26,228.7
9/30/2024	1,318.79	18,814.41845	26,758.52
10/31/2024	1,486.55	17,700.604877	26,239.41
11/30/2024	1,546.39	17,438.635925	27,247
12/31/2024	1,645.03	17,018.3648	26,609.42
1/31/2025	1,461.2	18,150.086059	27,487.53
2/28/2025	1,355.65	18,754.483924	27,407.82
3/31/2025	1,343.37	18,726.352199	26,286.84
4/30/2025	1,206	19,600.872846	26,457.7
5/31/2025	1,093.77	20,557.395441	28,037.23
6/30/2025	1,046.7	21,019.936839	29,290.49
7/31/2025	1,102.93	20,698.331805	29,662.48
8/31/2025	1,030.08	21,360.678423	30,451.5
9/30/2025	996.43	21,757.987041	31,572.12
10/31/2025	989.95	21,905.941353	32,282.49
11/30/2025	961.67	22,219.196315	32,366.42
12/31/2025	902.61	23,110.186087	32,728.93
1/31/2026	826.27	24,184.80974	33,678.07
2/28/2026	780.05	24,929.70188	34,125.98
3/31/2026	913	22,449.196543	31,819.07
4/30/2026	813.22	24,119.416766	35,048.7
5/31/2026	776.76	24,756.169368	36,913.29

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort FTSE Europe	-28.98%	-18.59%	-22.55%
FTSE Developed Europe All Cap Index	20.42%	8.77%	9.48%
S&P Global 1200 Index	31.64%	12.94%	13.94%

AssetsNet	$ 14,199,520
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 34,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$14,199,520 Number of Portfolio Holdings6 Net Investment Advisory Fees$34,703 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Vanguard® FTSE Europe ETF Shares Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	23.8%
Industrials	19.6%
Health Care	12.2%
Information Technology	8.9%
Consumer Staples	8.0%
Consumer Discretionary	7.1%
Materials	6.1%
Energy	5.0%
Utilities	4.7%
Communication Services	3.1%
Other	1.5%

Country Weights

Table Summary
Country	% of Exposure
United Kingdom	22.8%
Switzerland	14.2%
France	14.0%
Germany	13.3%
Netherlands	7.9%
Sweden	5.7%
Italy	5.7%
Spain	5.7%
Denmark	2.7%
Finland	2.0%
Other	6.0%

Largest Holdings [Text Block]

Holdings

The UltraShort FTSE Europe primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038860
Shareholder Report [Line Items]
Fund Name	UltraShort Health Care
Trading Symbol	RXD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Health Care (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RXD	$85	0.95%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Health Care : $1,194	S&P Health Care Select Sector Index : $25,061	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,789.44	10,103	10,026
7/31/2016	8,825.72	10,598.05	10,395.9594
8/31/2016	9,414.77	10,247.25	10,410.513743
9/30/2016	9,366.95	10,193.97	10,412.595846
10/31/2016	10,672.36	9,528.3	10,223.086602
11/30/2016	10,094.31	9,718.87	10,601.340806
12/31/2016	9,950.23	9,788.84	10,811.247354
1/31/2017	9,447.42	10,006.15	11,016.661053
2/28/2017	8,325.67	10,649.55	11,454.022497
3/31/2017	8,403.91	10,604.82	11,467.767324
4/30/2017	8,087.53	10,771.32	11,585.885328
5/31/2017	8,044.12	10,857.49	11,749.246311
6/30/2017	7,301.34	11,358.02	11,822.091638
7/31/2017	7,203.56	11,445.47	12,065.626726
8/31/2017	6,884	11,653.78	12,103.030169
9/30/2017	6,754.89	11,764.49	12,352.35259
10/31/2017	6,842.47	11,673.91	12,640.162405
11/30/2017	6,439.85	12,014.78	13,028.215391
12/31/2017	6,529.77	11,935.49	13,172.828582
1/31/2018	5,717.06	12,729.2	13,927.63166
2/28/2018	6,168.37	12,160.2	13,413.702052
3/31/2018	6,474	11,784.45	13,072.994019
4/30/2018	6,315.95	11,928.22	13,122.671397
5/31/2018	6,178.46	11,954.46	13,438.927777
6/30/2018	5,985.04	12,149.32	13,522.24913
7/31/2018	5,277.3	12,952.39	14,025.276797
8/31/2018	4,837.16	13,518.41	14,482.500821
9/30/2018	4,601.32	13,914.5	14,565.051075
10/31/2018	5,289.43	12,983.62	13,568.801582
11/30/2018	4,629.17	13,898.97	13,845.605134
12/31/2018	5,497.35	12,700.88	12,595.346991
1/31/2019	4,907.3	13,315.6	13,604.234285
2/28/2019	4,788.05	13,471.39	14,040.930205
3/31/2019	4,736.96	13,537.4	14,313.324251
4/30/2019	5,013.65	13,181.37	14,893.013883
5/31/2019	5,285.08	12,870.29	13,947.307502
6/30/2019	4,630.86	13,724.87	14,930.59268
7/31/2019	4,770.87	13,506.65	15,145.593215
8/31/2019	4,822.1	13,439.11	14,906.292842
9/30/2019	4,888.25	13,416.27	15,185.040518
10/31/2019	4,434.06	14,103.18	15,514.555898
11/30/2019	3,966.86	14,813.98	16,077.734277
12/31/2019	3,720.81	15,345.8	16,563.281852
1/31/2020	3,920.77	14,928.4	16,556.656539
2/29/2020	4,427.09	13,932.67	15,194.043706
3/31/2020	4,086.56	13,400.45	13,317.579308
4/30/2020	3,071.28	15,095.6	15,024.892976
5/31/2020	2,813.15	15,592.25	15,740.077881
6/30/2020	2,882.49	15,221.15	16,053.305431
7/31/2020	2,583.02	16,041.57	16,958.711857
8/31/2020	2,460.83	16,469.88	18,178.04324
9/30/2020	2,512.04	16,115.78	17,487.277597
10/31/2020	2,661.95	15,522.72	17,022.116013
11/30/2020	2,246.13	16,755.22	18,886.037716
12/31/2020	2,079.94	17,410.35	19,611.261564
1/31/2021	1,977.78	17,657.58	19,413.187823
2/28/2021	2,048.17	17,285	19,948.991807
3/31/2021	1,928.41	17,962.58	20,822.757648
4/30/2021	1,764.09	18,673.89	21,934.692906
5/31/2021	1,715.67	19,026.83	22,088.235756
6/30/2021	1,615.97	19,472.06	22,602.89165
7/31/2021	1,471.75	20,426.19	23,140.840471
8/31/2021	1,395.54	20,912.33	23,844.322021
9/30/2021	1,554.56	19,751.7	22,735.561047
10/31/2021	1,411.18	20,770.89	24,329.323877
11/30/2021	1,512.9	20,147.76	24,161.451542
12/31/2021	1,290.74	21,957.03	25,243.884571
1/31/2022	1,500.02	20,472.73	23,938.775739
2/28/2022	1,518.92	20,263.91	23,223.006344
3/31/2022	1,359.82	21,390.58	24,084.579879
4/30/2022	1,500.4	20,383.09	21,984.404514
5/31/2022	1,447.14	20,676.6	22,023.976442
6/30/2022	1,500.09	20,126.61	20,206.998386
7/31/2022	1,391.62	20,794.81	22,070.083637
8/31/2022	1,561.23	19,592.87	21,169.624224
9/30/2022	1,646.24	19,083.45	19,219.901833
10/31/2022	1,374.51	20,936.46	20,776.713882
11/30/2022	1,250.05	21,945.6	21,938.132188
12/31/2022	1,303.56	21,526.43	20,674.495774
1/31/2023	1,345.45	21,123.89	21,972.854108
2/28/2023	1,483.7	20,150.08	21,436.716468
3/31/2023	1,430.26	20,597.41	22,223.443962
4/30/2023	1,353.89	21,229.75	22,570.129688
5/31/2023	1,490.11	20,318.99	22,667.181246
6/30/2023	1,378.87	21,204.9	24,165.481926
7/31/2023	1,358.42	21,421.19	24,941.193896
8/31/2023	1,388.75	21,273.39	24,544.628913
9/30/2023	1,489.44	20,643.69	23,373.850114
10/31/2023	1,600.86	19,981.03	22,882.999262
11/30/2023	1,453.13	21,062.01	24,972.217094
12/31/2023	1,346.49	21,967.67	26,105.95575
1/31/2024	1,281.01	22,628.9	26,544.535807
2/29/2024	1,212.84	23,357.55	27,962.014019
3/31/2024	1,167.27	23,913.46	28,862.39087
4/30/2024	1,305.36	22,698.66	27,684.805323
5/31/2024	1,256.42	23,238.88	29,057.971667
6/30/2024	1,221.6	23,682.75	30,101.15285
7/31/2024	1,168.21	24,310.34	30,468.386914
8/31/2024	1,065.2	25,550.17	31,208.768717
9/30/2024	1,112.2	25,120.92	31,876.636367
10/31/2024	1,233.45	23,960.34	31,586.558976
11/30/2024	1,234.01	24,027.43	33,440.689988
12/31/2024	1,412.04	22,535.32	32,644.801566
1/31/2025	1,244.91	24,065.47	33,552.32705
2/28/2025	1,216.13	24,424.05	33,116.146798
3/31/2025	1,266.8	24,008.84	31,251.707733
4/30/2025	1,348.06	23,120.51	31,039.196121
5/31/2025	1,502.11	21,837.32	32,991.561557
6/30/2025	1,452.58	22,284.99	34,670.83204
7/31/2025	1,554.41	21,558.5	35,447.458678
8/31/2025	1,407.34	22,718.34	36,167.042089
9/30/2025	1,364.71	23,122.73	37,487.139125
10/31/2025	1,278.53	23,950.52	38,364.338181
11/30/2025	1,072.03	26,180.32	38,460.249026
12/31/2025	1,107.26	25,824.27	38,483.325176
1/31/2026	1,112.22	25,819.1	39,041.333391
2/28/2026	1,041.51	26,733.1	38,744.619257
3/31/2026	1,235.18	24,565.04	36,815.137218
4/30/2026	1,248.77	24,454.5	40,677.045112
5/31/2026	1,194.07	25,060.97	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Health Care	-20.51%	-6.99%	-19.15%
S&P Health Care Select Sector Index	14.76%	5.66%	9.62%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 5,283,472
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$5,283,472 Number of Portfolio Holdings7 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Health Care Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Health Care primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038861
Shareholder Report [Line Items]
Fund Name	UltraShort Industrials
Trading Symbol	SIJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Industrials (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIJ	$80	0.95%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Industrials : $391	S&P Industrials Select Sector Index : $37,295	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,713.8	10,073	10,026
7/31/2016	9,068.15	10,443.69	10,395.9594
8/31/2016	8,883.66	10,540.81	10,410.513743
9/30/2016	8,805.34	10,556.62	10,412.595846
10/31/2016	9,208.31	10,344.44	10,223.086602
11/30/2016	7,873.38	11,281.64	10,601.340806
12/31/2016	7,772.75	11,323.38	10,811.247354
1/31/2017	7,467.55	11,540.79	11,016.661053
2/28/2017	6,984.52	11,989.73	11,454.022497
3/31/2017	7,006.3	11,908.2	11,467.767324
4/30/2017	6,704.79	12,134.46	11,585.885328
5/31/2017	6,505.24	12,351.66	11,749.246311
6/30/2017	6,339.91	12,528.29	11,822.091638
7/31/2017	6,191.29	12,559.61	12,065.626726
8/31/2017	6,114.95	12,593.52	12,103.030169
9/30/2017	5,648.02	13,119.93	12,352.35259
10/31/2017	5,415.72	13,220.96	12,640.162405
11/30/2017	5,081.19	13,764.34	13,028.215391
12/31/2017	4,956.35	14,052.01	13,172.828582
1/31/2018	4,418.33	14,830.49	13,927.63166
2/28/2018	4,759.23	14,258.04	13,413.702052
3/31/2018	4,957.37	13,874.49	13,072.994019
4/30/2018	5,171.86	13,487.4	13,122.671397
5/31/2018	4,818.39	13,893.37	13,438.927777
6/30/2018	4,983.67	13,433.5	13,522.24913
7/31/2018	4,475.33	14,416.83	14,025.276797
8/31/2018	4,321.08	14,460.08	14,482.500821
9/30/2018	4,194.21	14,775.31	14,565.051075
10/31/2018	5,188.75	13,178.1	13,568.801582
11/30/2018	4,856.38	13,684.14	13,845.605134
12/31/2018	5,916.52	12,219.93	12,595.346991
1/31/2019	4,752.24	13,614.23	13,604.234285
2/28/2019	4,187	14,485.54	14,040.930205
3/31/2019	4,170.51	14,320.4	14,313.324251
4/30/2019	3,834.55	14,908.97	14,893.013883
5/31/2019	4,396.8	13,752.04	13,947.307502
6/30/2019	3,786.76	14,831.57	14,930.59268
7/31/2019	3,722.74	14,930.94	15,145.593215
8/31/2019	3,842.52	14,539.75	14,906.292842
9/30/2019	3,699.27	14,978.85	15,185.040518
10/31/2019	3,614.38	15,140.62	15,514.555898
11/30/2019	3,304.81	15,815.9	16,077.734277
12/31/2019	3,283.63	15,806.41	16,563.281852
1/31/2020	3,307.87	15,735.28	16,556.656539
2/29/2020	3,930.38	14,268.75	15,194.043706
3/31/2020	4,509.19	11,532	13,317.579308
4/30/2020	3,445.55	12,538.75	15,024.892976
5/31/2020	2,914.55	13,228.38	15,740.077881
6/30/2020	2,688.9	13,492.95	16,053.305431
7/31/2020	2,416.18	14,078.54	16,958.711857
8/31/2020	2,105.13	15,292.11	18,178.04324
9/30/2020	2,111.87	15,175.89	17,487.277597
10/31/2020	2,159.3	14,958.87	17,022.116013
11/30/2020	1,588.06	17,347.81	18,886.037716
12/31/2020	1,505.67	17,555.98	19,611.261564
1/31/2021	1,618.61	16,801.07	19,413.187823
2/28/2021	1,410.72	17,958.67	19,948.991807
3/31/2021	1,232.46	19,558.78	20,822.757648
4/30/2021	1,125.1	20,260.94	21,934.692906
5/31/2021	1,083.38	20,897.14	22,088.235756
6/30/2021	1,090.38	20,435.31	22,602.89165
7/31/2021	1,052.86	20,617.19	23,140.840471
8/31/2021	1,013.13	20,854.28	23,844.322021
9/30/2021	1,153.62	19,571.75	22,735.561047
10/31/2021	1,031.26	20,918.28	24,329.323877
11/30/2021	1,109.16	20,186.14	24,161.451542
12/31/2021	989.18	21,262.06	25,243.884571
1/31/2022	1,129.32	20,256.37	23,938.775739
2/28/2022	1,194.74	20,080.14	23,223.006344
3/31/2022	1,108.22	20,758.85	24,084.579879
4/30/2022	1,296.87	19,195.7	21,984.404514
5/31/2022	1,280.31	19,103.56	22,023.976442
6/30/2022	1,489.7	17,689.9	20,206.998386
7/31/2022	1,194.77	19,370.44	22,070.083637
8/31/2022	1,268.63	18,826.13	21,169.624224
9/30/2022	1,561.52	16,853.15	19,219.901833
10/31/2022	1,234.61	19,199.11	20,776.713882
11/30/2022	1,074.11	20,706.24	21,938.132188
12/31/2022	1,168.15	20,091.27	20,674.495774
1/31/2023	1,053.59	20,838.66	21,972.854108
2/28/2023	1,090.96	20,653.2	21,436.716468
3/31/2023	1,090.51	20,789.51	22,223.443962
4/30/2023	1,121.2	20,544.19	22,570.129688
5/31/2023	1,203.88	19,892.94	22,667.181246
6/30/2023	976.82	22,138.86	24,165.481926
7/31/2023	930.28	22,780.88	24,941.193896
8/31/2023	977.01	22,327.54	24,544.628913
9/30/2023	1,112.09	20,996.82	23,373.850114
10/31/2023	1,184.68	20,383.71	22,882.999262
11/30/2023	1,008.43	22,181.56	24,972.217094
12/31/2023	886.12	23,736.48	26,105.95575
1/31/2024	908.7	23,527.6	26,544.535807
2/29/2024	795.25	25,228.65	27,962.014019
3/31/2024	734.75	26,341.23	28,862.39087
4/30/2024	795.61	25,398.22	27,684.805323
5/31/2024	776.09	25,817.29	29,057.971667
6/30/2024	797.64	25,577.19	30,101.15285
7/31/2024	728.8	26,830.47	30,468.386914
8/31/2024	692.65	27,597.82	31,208.768717
9/30/2024	651.85	28,533.39	31,876.636367
10/31/2024	674.01	28,176.72	31,586.558976
11/30/2024	584.35	30,292.79	33,440.689988
12/31/2024	693.57	27,884.51	32,644.801566
1/31/2025	632.03	29,287.1	33,552.32705
2/28/2025	654.55	28,865.37	33,116.146798
3/31/2025	704.1	27,829.1	31,251.707733
4/30/2025	670.68	27,881.98	31,039.196121
5/31/2025	567.62	30,343.96	32,991.561557
6/30/2025	532.61	31,427.24	34,670.83204
7/31/2025	505.53	32,373.2	35,447.458678
8/31/2025	508.77	32,376.43	36,167.042089
9/30/2025	492.93	33,007.77	37,487.139125
10/31/2025	490.54	33,162.91	38,364.338181
11/30/2025	501.32	32,881.03	38,460.249026
12/31/2025	491.17	33,298.62	38,483.325176
1/31/2026	432.33	35,519.63	39,041.333391
2/28/2026	377.72	38,048.63	38,744.619257
3/31/2026	448.66	34,837.33	36,815.137218
4/30/2026	383.85	37,599.93	40,677.045112
5/31/2026	390.72	37,295.37	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Industrials	-31.16%	-18.45%	-27.69%
S&P Industrials Select Sector Index	22.89%	12.28%	14.06%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 6,278,384
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,278,384 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Industrials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Industrials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038855
Shareholder Report [Line Items]
Fund Name	UltraShort Materials
Trading Symbol	SMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Materials (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMN	$81	0.95%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Materials : $546	S&P Materials Select Sector Index : $26,814	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,987.13	9,921	10,026
7/31/2016	8,880.51	10,431.93	10,395.9594
8/31/2016	8,873.72	10,411.07	10,410.513743
9/30/2016	8,970.3	10,279.89	10,412.595846
10/31/2016	9,275.09	10,062.98	10,223.086602
11/30/2016	7,867.77	10,753.3	10,601.340806
12/31/2016	7,910.84	10,769.43	10,811.247354
1/31/2017	7,214.33	11,266.98	11,016.661053
2/28/2017	6,940.95	11,344.72	11,454.022497
3/31/2017	6,769.62	11,399.18	11,467.767324
4/30/2017	6,702.49	11,562.19	11,585.885328
5/31/2017	6,822.63	11,551.78	11,749.246311
6/30/2017	6,580.67	11,764.33	11,822.091638
7/31/2017	6,261.76	11,945.5	12,065.626726
8/31/2017	6,106.8	12,049.43	12,103.030169
9/30/2017	5,649.2	12,467.54	12,352.35259
10/31/2017	5,246.57	12,947.55	12,640.162405
11/30/2017	5,158.01	13,079.61	13,028.215391
12/31/2017	4,924.15	13,345.13	13,172.828582
1/31/2018	4,546.08	13,890.94	13,927.63166
2/28/2018	4,961.86	13,163.06	13,413.702052
3/31/2018	5,359.5	12,611.52	13,072.994019
4/30/2018	5,158.16	12,629.18	13,122.671397
5/31/2018	4,912.76	12,893.13	13,438.927777
6/30/2018	4,918.43	12,924.07	13,522.24913
7/31/2018	4,588.47	13,292.41	14,025.276797
8/31/2018	4,652.65	13,208.67	14,482.500821
9/30/2018	4,898.22	12,960.34	14,565.051075
10/31/2018	5,968.17	11,769.29	13,568.801582
11/30/2018	5,648.56	12,230.65	13,845.605134
12/31/2018	6,430.84	11,378.17	12,595.346991
1/31/2019	5,666	12,005.11	13,604.234285
2/28/2019	5,284.79	12,398.87	14,040.930205
3/31/2019	5,297.41	12,552.62	14,313.324251
4/30/2019	5,002.17	13,004.51	14,893.013883
5/31/2019	6,102.8	11,939.44	13,947.307502
6/30/2019	4,785.77	13,337.55	14,930.59268
7/31/2019	4,912.49	13,290.87	15,145.593215
8/31/2019	5,322.01	12,925.37	14,906.292842
9/30/2019	4,959.05	13,323.47	15,185.040518
10/31/2019	4,938.33	13,320.81	15,514.555898
11/30/2019	4,611.38	13,744.41	16,077.734277
12/31/2019	4,308.88	14,159.49	16,563.281852
1/31/2020	5,012.28	13,280.19	16,556.656539
2/29/2020	5,883.54	12,160.67	15,194.043706
3/31/2020	6,586.35	10,438.72	13,317.579308
4/30/2020	4,451.01	12,026.45	15,024.892976
5/31/2020	3,744.87	12,863.49	15,740.077881
6/30/2020	3,444.21	13,138.77	16,053.305431
7/31/2020	2,941.65	14,074.25	16,958.711857
8/31/2020	2,685.28	14,699.14	18,178.04324
9/30/2020	2,675.09	14,906.4	17,487.277597
10/31/2020	2,715.89	14,800.57	17,022.116013
11/30/2020	2,047.72	16,656.56	18,886.037716
12/31/2020	1,910.28	17,057.98	19,611.261564
1/31/2021	1,951.89	16,655.41	19,413.187823
2/28/2021	1,780.16	17,294.98	19,948.991807
3/31/2021	1,482.34	18,609.4	20,822.757648
4/30/2021	1,349.16	19,608.72	21,934.692906
5/31/2021	1,186.38	20,610.73	22,088.235756
6/30/2021	1,324.98	19,532.79	22,602.89165
7/31/2021	1,259.98	19,933.21	23,140.840471
8/31/2021	1,246.06	20,317.92	23,844.322021
9/30/2021	1,418.33	18,855.03	22,735.561047
10/31/2021	1,208.68	20,293.67	24,329.323877
11/30/2021	1,222.71	20,194.23	24,161.451542
12/31/2021	1,033.33	21,722.93	25,243.884571
1/31/2022	1,187.34	20,237.08	23,938.775739
2/28/2022	1,121.93	19,986.14	23,223.006344
3/31/2022	937.82	21,207.3	24,084.579879
4/30/2022	1,028.57	20,467.16	21,984.404514
5/31/2022	966.35	20,700.49	22,023.976442
6/30/2022	1,310.52	17,835.54	20,206.998386
7/31/2022	1,147.68	18,930.64	22,070.083637
8/31/2022	1,196.03	18,273.75	21,169.624224
9/30/2022	1,435.27	16,565.15	19,219.901833
10/31/2022	1,152.82	18,056.02	20,776.713882
11/30/2022	904.72	20,179.41	21,938.132188
12/31/2022	1,006.74	19,057.43	20,674.495774
1/31/2023	822.77	20,768.79	21,972.854108
2/28/2023	868.35	20,083.42	21,436.716468
3/31/2023	889.27	19,874.55	22,223.443962
4/30/2023	895.89	19,846.73	22,570.129688
5/31/2023	1,038.77	18,487.22	22,667.181246
6/30/2023	844.18	20,530.06	24,165.481926
7/31/2023	793.25	21,230.14	24,941.193896
8/31/2023	855.12	20,533.79	24,544.628913
9/30/2023	947.05	19,552.27	23,373.850114
10/31/2023	1,013.79	18,930.51	22,882.999262
11/30/2023	867.99	20,513.1	24,972.217094
12/31/2023	798.43	21,446.45	26,105.95575
1/31/2024	870.5	20,620.76	26,544.535807
2/29/2024	770.04	21,965.23	27,962.014019
3/31/2024	683.92	23,386.39	28,862.39087
4/30/2024	756.28	22,312.95	27,684.805323
5/31/2024	715.38	23,031.43	29,057.971667
6/30/2024	767	22,333.58	30,101.15285
7/31/2024	708.38	23,302.85	30,468.386914
8/31/2024	679.51	23,852.8	31,208.768717
9/30/2024	646.86	24,501.6	31,876.636367
10/31/2024	694.95	23,729.8	31,586.558976
11/30/2024	678.95	24,088.12	33,440.689988
12/31/2024	855.8	21,491.42	32,644.801566
1/31/2025	771.7	22,692.79	33,552.32705
2/28/2025	775.58	22,690.52	33,116.146798
3/31/2025	820.67	22,075.6	31,251.707733
4/30/2025	820.82	21,561.24	31,039.196121
5/31/2025	779.2	22,175.74	32,991.561557
6/30/2025	750.25	22,668.04	34,670.83204
7/31/2025	752.3	22,649.91	35,447.458678
8/31/2025	683.94	23,820.91	36,167.042089
9/30/2025	721.15	23,258.73	37,487.139125
10/31/2025	793.05	22,219.07	38,364.338181
11/30/2025	729.18	23,194.48	38,460.249026
12/31/2025	704.59	23,646.78	38,483.325176
1/31/2026	595.84	25,715.87	39,041.333391
2/28/2026	506.41	27,865.72	38,744.619257
3/31/2026	571.79	26,182.63	36,815.137218
4/30/2026	540.57	26,965.49	40,677.045112
5/31/2026	546.25	26,814.48	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Materials	-29.90%	-14.37%	-25.23%
S&P Materials Select Sector Index	20.91%	5.40%	10.36%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 4,119,084
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,119,084 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Materials Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Materials	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Materials primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000018460
Shareholder Report [Line Items]
Fund Name	UltraShort MidCap400
Trading Symbol	MZZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort MidCap400 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MZZ	$79	0.95%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort MidCap400 : $547	S&P MidCap 400® Index : $29,176	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,785.86	10,042	10,028
7/31/2016	8,974.19	10,472.8	10,406.06
8/31/2016	8,867.86	10,525.17	10,426.87
9/30/2016	8,919.54	10,457.8	10,425.83
10/31/2016	9,392.89	10,177.54	10,220.44
11/30/2016	8,013.35	10,992.76	10,658.89
12/31/2016	7,651.02	11,233.5	10,876.33
1/31/2017	7,378.23	11,422.22	11,072.11
2/28/2017	6,995.1	11,721.48	11,491.74
3/31/2017	7,026.28	11,675.77	11,499.79
4/30/2017	6,895.04	11,773.85	11,615.93
5/31/2017	6,948.72	11,716.15	11,750.68
6/30/2017	6,717.11	11,905.95	11,841.16
7/31/2017	6,592.7	12,010.73	12,070.88
8/31/2017	6,786.64	11,826.96	12,081.74
9/30/2017	6,282.55	12,290.58	12,366.87
10/31/2017	6,008.31	12,568.35	12,648.83
11/30/2017	5,590.69	13,030.86	13,043.48
12/31/2017	5,573.11	13,059.53	13,173.91
1/31/2018	5,266.2	13,434.34	13,889.26
2/28/2018	5,707.94	12,839.2	13,369.8
3/31/2018	5,574.35	12,958.6	13,079.67
4/30/2018	5,590.54	12,924.91	13,126.76
5/31/2018	5,160.79	13,458.71	13,474.62
6/30/2018	5,125.98	13,515.24	13,558.16
7/31/2018	4,958.12	13,753.1	14,042.19
8/31/2018	4,665.96	14,191.83	14,505.58
9/30/2018	4,781.94	14,035.72	14,554.9
10/31/2018	5,806.69	12,695.31	13,517.14
11/30/2018	5,446.05	13,091.4	13,799.64
12/31/2018	6,821.28	11,609.45	12,520.42
1/31/2019	5,574.86	12,823.8	13,553.35
2/28/2019	5,144.58	13,367.53	14,001.97
3/31/2019	5,197.81	13,291.34	14,228.8
4/30/2019	4,813.09	13,825.65	14,803.64
5/31/2019	5,668.26	12,723.74	13,838.44
6/30/2019	4,888.63	13,695.84	14,820.97
7/31/2019	4,785.92	13,858.82	15,029.95
8/31/2019	5,158.36	13,278.13	14,754.9
9/30/2019	4,856.11	13,684.44	15,047.05
10/31/2019	4,742.67	13,839.08	15,361.53
11/30/2019	4,476.65	14,250.1	15,909.94
12/31/2019	4,242.47	14,650.53	16,387.24
1/31/2020	4,472.41	14,268.15	16,338.08
2/29/2020	5,395.24	12,914.1	14,975.48
3/31/2020	6,447.36	10,299	13,016.69
4/30/2020	4,585.18	11,759.39	14,694.54
5/31/2020	3,837.72	12,619.01	15,413.1
6/30/2020	3,606.53	12,778	15,719.82
7/31/2020	3,259.13	13,367.07	16,592.27
8/31/2020	3,028.87	13,836.25	17,738.8
9/30/2020	3,188.29	13,386.58	17,066.5
10/31/2020	3,019.02	13,677.07	16,677.38
11/30/2020	2,275.17	15,630.15	18,561.93
12/31/2020	1,994.21	16,649.24	19,324.82
1/31/2021	1,910.56	16,898.97	19,193.41
2/28/2021	1,658.92	18,048.1	19,794.17
3/31/2021	1,487.16	18,890.95	20,659.17
4/30/2021	1,354.28	19,741.04	21,731.38
5/31/2021	1,337.98	19,780.53	21,883.5
6/30/2021	1,356.6	19,578.77	22,338.68
7/31/2021	1,334.65	19,645.33	22,814.49
8/31/2021	1,277.23	20,028.42	23,487.52
9/30/2021	1,376.76	19,233.29	22,416.49
10/31/2021	1,221.14	20,366.13	23,952.02
11/30/2021	1,285.55	19,767.37	23,746.03
12/31/2021	1,149.91	20,771.55	24,819.35
1/31/2022	1,327.59	19,273.92	23,494
2/28/2022	1,282.53	19,487.86	22,869.06
3/31/2022	1,223.05	19,756.79	23,669.47
4/30/2022	1,398.99	18,352.08	21,631.53
5/31/2022	1,341.97	18,489.72	21,687.77
6/30/2022	1,603.69	16,711.01	19,879.01
7/31/2022	1,294.31	18,524.16	21,733.73
8/31/2022	1,369.21	17,949.91	20,857.86
9/30/2022	1,640.29	16,300.31	18,932.68
10/31/2022	1,321.44	18,015.11	20,511.66
11/30/2022	1,157.59	19,117.63	21,656.21
12/31/2022	1,297.07	18,058.51	20,406.65
1/31/2023	1,087.42	19,725.31	21,741.24
2/28/2023	1,131.48	19,368.29	21,225.98
3/31/2023	1,199.5	18,746.56	21,869.12
4/30/2023	1,224.41	18,600.34	22,157.8
5/31/2023	1,312.41	18,006.99	22,197.68
6/30/2023	1,104.05	19,656.43	23,702.68
7/31/2023	1,025.14	20,468.24	24,489.61
8/31/2023	1,096.58	19,876.71	24,065.94
9/30/2023	1,228.32	18,831.19	22,905.96
10/31/2023	1,374.87	17,825.61	22,360.8
11/30/2023	1,171.02	19,342.57	24,391.16
12/31/2023	992.89	21,029.24	25,605.84
1/31/2024	1,035.14	20,669.64	25,948.96
2/29/2024	927.08	21,897.42	27,329.45
3/31/2024	837.82	23,123.67	28,244.98
4/30/2024	954.87	21,731.63	27,050.22
5/31/2024	883.45	22,685.64	28,383.79
6/30/2024	919.43	22,327.21	29,280.72
7/31/2024	823.71	23,624.42	29,775.57
8/31/2024	825.65	23,605.52	30,424.67
9/30/2024	811.13	23,879.35	31,048.38
10/31/2024	828.89	23,709.8	30,756.53
11/30/2024	699.75	25,798.64	32,651.13
12/31/2024	814.62	23,961.77	31,736.9
1/31/2025	759.94	24,884.3	32,641.4
2/28/2025	834.03	23,801.83	32,125.66
3/31/2025	931.3	22,499.87	30,313.78
4/30/2025	925.14	21,993.63	30,056.11
5/31/2025	832.69	23,181.28	31,925.6
6/30/2025	781.04	24,011.17	33,515.49
7/31/2025	760.66	24,400.15	34,246.13
8/31/2025	714.02	25,227.32	35,002.97
9/30/2025	712.06	25,343.36	36,200.07
10/31/2025	720.74	25,224.25	36,967.51
11/30/2025	693.04	25,741.35	37,111.69
12/31/2025	696.23	25,759.37	37,133.95
1/31/2026	645.64	26,802.62	37,757.8
2/28/2026	596.85	27,906.89	37,595.45
3/31/2026	664.09	26,402.71	35,723.19
4/30/2026	572.28	28,477.96	39,420.54
5/31/2026	546.64	29,175.67	41,395.51

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MidCap400	-34.35%	-16.39%	-25.22%
S&P MidCap 400® Index	25.88%	8.07%	11.30%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

AssetsNet	$ 701,213
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$701,213 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P MidCap 400® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.9%
Information Technology	15.7%
Financials	14.3%
Consumer Discretionary	10.9%
Health Care	8.8%
Real Estate	6.7%
Materials	5.7%
Energy	4.7%
Utilities	3.2%
Consumer Staples	3.1%
Other	1.0%

Largest Holdings [Text Block]

Holdings

The UltraShort MidCap400 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000063928
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Brazil Capped
Trading Symbol	BZQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort MSCI Brazil Capped (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BZQ	$70	0.95%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort MSCI Brazil Capped : $81	MSCI Brazil 25/50 Index : $25,244	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000	10,000
6/30/2016	6,678	11,938	10,400
7/31/2016	5,381.68	13,124.6372	10,923.12
8/31/2016	5,213.47	13,237.50908	11,195.105688
9/30/2016	4,986.39	13,279.869109	11,339.522551
10/31/2016	3,933.16	15,083.275334	11,366.737405
11/30/2016	4,741.41	13,344.173688	10,843.867485
12/31/2016	4,548.02	13,493.628433	10,867.723993
1/31/2017	3,665.49	14,824.100197	11,462.188496
2/28/2017	3,454.16	15,470.430965	11,812.931464
3/31/2017	3,397.58	14,831.502167	12,110.617337
4/30/2017	3,400.79	14,862.648321	12,375.839856
5/31/2017	3,409.97	14,115.057111	12,742.164716
6/30/2017	3,520.66	13,841.225003	12,870.86058
7/31/2017	2,852.74	15,331.924935	13,637.96387
8/31/2017	2,528.8	16,274.838319	13,942.090465
9/30/2017	2,310.08	16,922.576884	13,886.322103
10/31/2017	2,447.56	16,296.441539	14,373.732008
11/30/2017	2,579.91	15,809.177937	14,402.479472
12/31/2017	2,290.39	16,536.400122	14,919.528486
1/31/2018	1,691.72	19,183.877782	16,162.325208
2/28/2018	1,733.35	18,702.36245	15,417.242016
3/31/2018	1,759	18,283.429531	15,110.4389
4/30/2018	1,955.14	17,546.607321	15,063.59654
5/31/2018	2,692.68	14,747.923453	14,530.345222
6/30/2018	3,119.67	13,573.988746	13,927.335895
7/31/2018	2,406.63	15,130.925255	14,233.737285
8/31/2018	2,886.11	13,431.722349	13,849.426378
9/30/2018	2,607.58	14,345.079469	13,776.024419
10/31/2018	1,730.19	16,918.586726	12,576.132692
11/30/2018	1,719.21	16,612.360306	13,094.269359
12/31/2018	1,794.48	16,371.481081	12,747.271221
1/31/2019	1,242.21	19,336.356305	13,863.932179
2/28/2019	1,367.53	18,450.751187	13,894.43283
3/31/2019	1,456.12	17,712.721139	14,011.146066
4/30/2019	1,413.99	17,602.902268	14,306.781248
5/31/2019	1,373.31	17,930.31625	13,268.108929
6/30/2019	1,202.77	19,033.0307	14,096.038927
7/31/2019	1,154.49	19,573.568771	13,924.067252
8/31/2019	1,324.57	17,790.416656	13,244.57277
9/30/2019	1,245.86	18,236.956114	13,497.54411
10/31/2019	1,098.84	19,343.939351	14,067.140471
11/30/2019	1,201.35	18,550.837837	14,047.446475
12/31/2019	929.9	20,891.953572	15,095.385982
1/31/2020	1,076.9	19,406.535673	14,391.940995
2/29/2020	1,374.72	16,875.923421	13,633.485704
3/31/2020	1,791.16	10,451.259375	11,533.928906
4/30/2020	1,453.71	11,009.356626	12,590.436794
5/31/2020	1,107.66	11,937.445389	12,687.383157
6/30/2020	890.43	12,789.77899	13,619.905819
7/31/2020	673.69	14,636.623076	14,837.525399
8/31/2020	781.25	13,345.672921	15,165.434711
9/30/2020	875.05	12,411.475816	14,922.787755
10/31/2020	901.22	12,083.812855	15,230.197183
11/30/2020	567.16	14,909.0083	16,638.990422
12/31/2020	438.27	16,902.34271	17,861.956218
1/31/2021	497.33	15,568.74787	18,410.318274
2/28/2021	553.24	14,628.395499	18,550.236693
3/31/2021	485.69	15,258.879345	18,270.128119
4/30/2021	422.02	16,235.447623	18,725.054309
5/31/2021	345.59	17,737.226528	18,940.392434
6/30/2021	304.12	18,670.204643	19,192.299653
7/31/2021	345.7	17,544.391303	17,900.657887
8/31/2021	357.6	17,135.606986	18,369.655123
9/30/2021	444.9	14,957.671338	17,640.379815
10/31/2021	516.66	13,621.951287	17,815.019575
11/30/2021	517.69	13,442.14153	17,088.166776
12/31/2021	467.41	14,037.6284	17,409.424312
1/31/2022	359.17	15,820.407207	17,080.386192
2/28/2022	328.88	16,537.071654	16,569.682645
3/31/2022	241.2	19,030.862059	16,195.207817
4/30/2022	312.87	16,452.18025	15,294.754263
5/31/2022	261.08	17,806.194685	15,362.051181
6/30/2022	383.96	14,430.140172	14,340.474778
7/31/2022	333.58	15,231.012952	14,304.623591
8/31/2022	294.96	16,157.058539	14,364.70301
9/30/2022	302.46	15,596.408608	12,681.159817
10/31/2022	232.95	16,967.332925	12,288.043863
11/30/2022	240.95	16,519.395336	14,110.360768
12/31/2022	260.04	16,033.725113	13,911.404681
1/31/2023	214.22	17,170.516223	15,010.405651
2/28/2023	263.05	15,616.584505	14,037.731365
3/31/2023	257.42	15,599.406262	14,463.074625
4/30/2023	238.63	16,137.585778	14,299.641882
5/31/2023	228.32	16,231.183776	14,059.407898
6/30/2023	170.72	18,784.348983	14,593.665398
7/31/2023	155.38	19,685.997735	15,502.850752
8/31/2023	186.22	18,059.934322	14,547.875146
9/30/2023	187.47	18,097.860184	14,166.720817
10/31/2023	197.82	17,433.668715	13,615.635377
11/30/2023	150.92	19,907.506306	14,704.886208
12/31/2023	132.52	21,334.874508	15,279.847258
1/31/2024	149.34	20,073.983424	14,570.862346
2/29/2024	147.62	20,144.242366	15,264.435393
3/31/2024	153.15	19,785.674852	15,600.252972
4/30/2024	165.99	18,966.547913	15,712.574793
5/31/2024	182.76	18,014.427208	15,800.565212
6/30/2024	200.46	17,355.099172	16,423.107482
7/31/2024	194.49	17,599.806071	16,472.376804
8/31/2024	167.54	18,754.353349	16,737.582071
9/30/2024	172.04	18,638.076358	17,855.652553
10/31/2024	194.17	17,573.842198	17,061.076014
11/30/2024	228.32	16,345.430628	16,448.583385
12/31/2024	263.16	15,013.278032	16,425.555369
1/31/2025	207.12	16,846.39928	16,719.57281
2/28/2025	227.24	16,049.564594	16,799.826759
3/31/2025	196.36	17,099.206118	16,905.665668
4/30/2025	174.81	17,998.62436	17,127.129888
5/31/2025	172.1	18,011.223397	17,858.458334
6/30/2025	147.42	19,408.894333	18,931.75168
7/31/2025	173.69	18,054.153509	19,300.920838
8/31/2025	139.89	19,904.704243	19,547.972625
9/30/2025	127.07	20,989.510624	20,945.652667
10/31/2025	125.65	21,132.239297	21,821.180949
11/30/2025	107.63	22,757.308499	21,299.654724
12/31/2025	110.91	22,472.842142	21,936.5144
1/31/2026	80.54	26,205.581222	23,877.895925
2/28/2026	73.13	27,266.907262	25,191.180201
3/31/2026	71.79	26,727.022498	21,901.212066
4/30/2026	66.77	27,798.7761	25,122.880361
5/31/2026	80.75	25,244.068576	27,557.287468

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Brazil Capped	-53.08%	-25.23%	-38.24%
MSCI Brazil 25/50 Index	40.14%	7.30%	9.69%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

AssetsNet	$ 3,084,236
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,084,236 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Brazil Capped ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	35.4%
Energy	16.3%
Materials	14.9%
Utilities	12.9%
Industrials	8.4%
Consumer Staples	5.7%
Consumer Discretionary	2.3%
Communication Services	2.1%
Health Care	1.2%
Information Technology	0.8%

Largest Holdings [Text Block]

Holdings

The UltraShort MSCI Brazil Capped primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051860
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI EAFE
Trading Symbol	EFU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort MSCI EAFE (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EFU	$80	0.95%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort MSCI EAFE : $1,103	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000
6/30/2016	10,129.91	9,664
7/31/2016	9,328.49	10,153.9648
8/31/2016	9,203.57	10,161.072575
9/30/2016	8,896.32	10,286.053768
10/31/2016	9,285.71	10,075.189666
11/30/2016	9,599.9	9,874.6933914
12/31/2016	9,076.24	10,212.407905
1/31/2017	8,493.27	10,508.567735
2/28/2017	8,291	10,658.840253
3/31/2017	7,767.48	10,951.95836
4/30/2017	7,386.82	11,230.138103
5/31/2017	6,881.93	11,642.284171
6/30/2017	6,832.06	11,621.328059
7/31/2017	6,485.43	11,956.022308
8/31/2017	6,487.44	11,951.239899
9/30/2017	6,191.07	12,248.825772
10/31/2017	5,991.17	12,435.007924
11/30/2017	5,909.58	12,565.575507
12/31/2017	5,757.38	12,767.881273
1/31/2018	5,218.07	13,408.828913
2/28/2018	5,696.34	12,804.090729
3/31/2018	5,780.59	12,551.850141
4/30/2018	5,611.74	12,860.625655
5/31/2018	5,831.46	12,571.261578
6/30/2018	6,022.78	12,417.892186
7/31/2018	5,699.71	12,723.372334
8/31/2018	5,960.94	12,477.811248
9/30/2018	5,853.15	12,586.368206
10/31/2018	6,902.09	11,584.493297
11/30/2018	6,823.23	11,569.433455
12/31/2018	7,582.19	11,008.315933
1/31/2019	6,659.59	11,731.56229
2/28/2019	6,345.57	12,030.717128
3/31/2019	6,239.4	12,106.510646
4/30/2019	5,908.77	12,446.703595
5/31/2019	6,545	11,849.261823
6/30/2019	5,842.54	12,551.923049
7/31/2019	6,093.09	12,392.513626
8/31/2019	6,315.18	12,071.547523
9/30/2019	5,943.03	12,418.000937
10/31/2019	5,554.27	12,863.80717
11/30/2019	5,437.52	13,009.168192
12/31/2019	5,129.35	13,431.966158
1/31/2020	5,425.95	13,151.238065
2/29/2020	6,327.72	11,962.366144
3/31/2020	7,266.04	10,365.390264
4/30/2020	6,276.77	11,034.994475
5/31/2020	5,559.65	11,515.016734
6/30/2020	5,084.19	11,906.527303
7/31/2020	4,850.72	12,183.94939
8/31/2020	4,396.34	12,810.204388
9/30/2020	4,542.25	12,477.139074
10/31/2020	4,844.18	11,979.301225
11/30/2020	3,660.15	13,836.092915
12/31/2020	3,301.67	14,479.471235
1/31/2021	3,331.35	14,324.540893
2/28/2021	3,172.76	14,645.410609
3/31/2021	3,003.05	14,982.255053
4/30/2021	2,817.78	15,433.22093
5/31/2021	2,612.63	15,987.273562
6/30/2021	2,657.96	15,757.056823
7/31/2021	2,602.46	15,875.234749
8/31/2021	2,520.32	16,154.63888
9/30/2021	2,677.69	15,686.154353
10/31/2021	2,505.71	16,072.03375
11/30/2021	2,734.72	15,324.68418
12/31/2021	2,493.13	16,109.30801
1/31/2022	2,718.06	15,331.228434
2/28/2022	2,884.5	15,059.86569
3/31/2022	2,786.47	15,156.248831
4/30/2022	3,177.75	14,175.639531
5/31/2022	3,008.79	14,281.956828
6/30/2022	3,562.64	12,956.591234
7/31/2022	3,195.6	13,601.829478
8/31/2022	3,614.31	12,955.742577
9/30/2022	4,338.73	11,744.380646
10/31/2022	3,826.02	12,376.228325
11/30/2022	2,944.69	13,769.791635
12/31/2022	3,059.59	13,780.807468
1/31/2023	2,579.71	14,897.052873
2/28/2023	2,752.85	14,585.704468
3/31/2023	2,582.81	14,947.429939
4/30/2023	2,448.76	15,368.947463
5/31/2023	2,672.76	14,718.840985
6/30/2023	2,460.48	15,388.54825
7/31/2023	2,343.09	15,887.137213
8/31/2023	2,553.78	15,278.659858
9/30/2023	2,763.47	14,756.129691
10/31/2023	2,939.88	14,158.506438
11/30/2023	2,519.91	15,472.415836
12/31/2023	2,276.99	16,294.001117
1/31/2024	2,304.88	16,388.506323
2/29/2024	2,180.27	16,688.415989
3/31/2024	2,045.66	17,219.107618
4/30/2024	2,192.75	16,797.239481
5/31/2024	1,999.43	17,447.292649
6/30/2024	2,085.85	17,166.391237
7/31/2024	1,995.1	17,669.3665
8/31/2024	1,877.91	18,243.620912
9/30/2024	1,857.4	18,411.462224
10/31/2024	2,084.86	17,409.878679
11/30/2024	2,110.13	17,310.642371
12/31/2024	2,255.92	16,917.690789
1/31/2025	2,065.47	17,807.561324
2/28/2025	1,958.44	18,153.028014
3/31/2025	1,951.8	18,080.415902
4/30/2025	1,755.28	18,908.49895
5/31/2025	1,606.84	19,774.508202
6/30/2025	1,539.45	20,209.547383
7/31/2025	1,613.08	19,926.613719
8/31/2025	1,484.83	20,775.487464
9/30/2025	1,434.76	21,172.299274
10/31/2025	1,408.83	21,422.132406
11/30/2025	1,391.91	21,554.949627
12/31/2025	1,328.13	22,201.598115
1/31/2026	1,210.88	23,360.521537
2/28/2026	1,109.52	24,442.113684
3/31/2026	1,289.57	21,927.020186
4/30/2026	1,157.79	23,560.58319
5/31/2026	1,102.98	24,283.893094

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI EAFE	-31.36%	-15.84%	-19.78%
MSCI EAFE Index	22.80%	8.71%	9.27%

AssetsNet	$ 1,261,758
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,261,758 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI EAFE ETF Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	24.6%
Industrials	19.5%
Information Technology	10.8%
Health Care	10.2%
Consumer Discretionary	8.5%
Consumer Staples	6.7%
Materials	6.3%
Communication Services	4.2%
Utilities	3.8%
Energy	3.7%
Other	1.7%

Country Weights

Table Summary
Country	% of Exposure
Japan	23.6%
United Kingdom	14.5%
France	10.0%
Switzerland	9.3%
Germany	9.0%
Australia	6.5%
Netherlands	5.7%
Spain	3.8%
Sweden	3.6%
Italy	3.3%
Other	10.7%

Largest Holdings [Text Block]

Holdings

The UltraShort MSCI EAFE primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051857
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Emerging Markets
Trading Symbol	EEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort MSCI Emerging Markets (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EEV	$67	0.95%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort MSCI Emerging Markets : $627	MSCI Emerging Markets Index : $27,557
5/31/2016	10,000	10,000
6/30/2016	8,906.15	10,400
7/31/2016	7,950.03	10,923.12
8/31/2016	7,778.64	11,195.105688
9/30/2016	7,281.09	11,339.522551
10/31/2016	7,356.28	11,366.737405
11/30/2016	7,923.74	10,843.867485
12/31/2016	7,907.46	10,867.723993
1/31/2017	6,926.81	11,462.188496
2/28/2017	6,677.12	11,812.931464
3/31/2017	6,171.13	12,110.617337
4/30/2017	5,952.45	12,375.839856
5/31/2017	5,597.84	12,742.164716
6/30/2017	5,480.89	12,870.86058
7/31/2017	4,882.4	13,637.96387
8/31/2017	4,646.99	13,942.090465
9/30/2017	4,641.31	13,886.322103
10/31/2017	4,341.04	14,373.732008
11/30/2017	4,355.72	14,402.479472
12/31/2017	4,035.37	14,919.528486
1/31/2018	3,423.66	16,162.325208
2/28/2018	3,768.76	15,417.242016
3/31/2018	3,683.31	15,110.4389
4/30/2018	3,880.67	15,063.59654
5/31/2018	4,068.97	14,530.345222
6/30/2018	4,439.21	13,927.335895
7/31/2018	4,119.82	14,233.737285
8/31/2018	4,403.93	13,849.426378
9/30/2018	4,440.36	13,776.024419
10/31/2018	5,239.09	12,576.132692
11/30/2018	4,693.15	13,094.269359
12/31/2018	5,005.8	12,747.271221
1/31/2019	4,080.21	13,863.932179
2/28/2019	4,203.09	13,894.43283
3/31/2019	4,092.4	14,011.146066
4/30/2019	3,907.79	14,306.781248
5/31/2019	4,520.98	13,268.108929
6/30/2019	4,000.01	14,096.038927
7/31/2019	4,226.2	13,924.067252
8/31/2019	4,521.02	13,244.57277
9/30/2019	4,367.93	13,497.54411
10/31/2019	4,018.82	14,067.140471
11/30/2019	4,018.31	14,047.446475
12/31/2019	3,457.2	15,095.385982
1/31/2020	3,885.56	14,391.940995
2/29/2020	4,149.17	13,633.485704
3/31/2020	4,802.64	11,533.928906
4/30/2020	4,018.37	12,590.436794
5/31/2020	3,720.61	12,687.383157
6/30/2020	3,201.79	13,619.905819
7/31/2020	2,685.86	14,837.525399
8/31/2020	2,515.83	15,165.434711
9/30/2020	2,542.5	14,922.787755
10/31/2020	2,453.55	15,230.197183
11/30/2020	2,043.24	16,638.990422
12/31/2020	1,767.96	17,861.956218
1/31/2021	1,638.12	18,410.318274
2/28/2021	1,593.75	18,550.236693
3/31/2021	1,583.78	18,270.128119
4/30/2021	1,536.17	18,725.054309
5/31/2021	1,472.48	18,940.392434
6/30/2021	1,435.72	19,192.299653
7/31/2021	1,620.06	17,900.657887
8/31/2021	1,555.84	18,369.655123
9/30/2021	1,668.49	17,640.379815
10/31/2021	1,621.31	17,815.019575
11/30/2021	1,748.02	17,088.166776
12/31/2021	1,683.01	17,409.424312
1/31/2022	1,672.11	17,080.386192
2/28/2022	1,807.78	16,569.682645
3/31/2022	1,859.65	16,195.207817
4/30/2022	2,087.82	15,294.754263
5/31/2022	2,023.66	15,362.051181
6/30/2022	2,215.32	14,340.474778
7/31/2022	2,217.2	14,304.623591
8/31/2022	2,272.54	14,364.70301
9/30/2022	2,880.52	12,681.159817
10/31/2022	2,958.87	12,288.043863
11/30/2022	2,179.88	14,110.360768
12/31/2022	2,301.25	13,911.404681
1/31/2023	1,930.4	15,010.405651
2/28/2023	2,261.34	14,037.731365
3/31/2023	2,123.45	14,463.074625
4/30/2023	2,168.54	14,299.641882
5/31/2023	2,285.38	14,059.407898
6/30/2023	2,105.6	14,593.665398
7/31/2023	1,873.8	15,502.850752
8/31/2023	2,158.47	14,547.875146
9/30/2023	2,310.55	14,166.720817
10/31/2023	2,480.57	13,615.635377
11/30/2023	2,141.58	14,704.886208
12/31/2023	2,006.2	15,279.847258
1/31/2024	2,211.36	14,570.862346
2/29/2024	2,047.09	15,264.435393
3/31/2024	1,951.82	15,600.252972
4/30/2024	1,968.13	15,712.574793
5/31/2024	1,903.54	15,800.565212
6/30/2024	1,816.33	16,423.107482
7/31/2024	1,793.99	16,472.376804
8/31/2024	1,764.62	16,737.582071
9/30/2024	1,573.23	17,855.652553
10/31/2024	1,679.44	17,061.076014
11/30/2024	1,777.78	16,448.583385
12/31/2024	1,849.28	16,425.555369
1/31/2025	1,779.12	16,719.57281
2/28/2025	1,744.47	16,799.826759
3/31/2025	1,704.75	16,905.665668
4/30/2025	1,653.53	17,127.129888
5/31/2025	1,535	17,858.458334
6/30/2025	1,345.2	18,931.75168
7/31/2025	1,337.07	19,300.920838
8/31/2025	1,274.72	19,547.972625
9/30/2025	1,117.93	20,945.652667
10/31/2025	1,040.36	21,821.180949
11/30/2025	1,081.04	21,299.654724
12/31/2025	1,041.75	21,936.5144
1/31/2026	891.88	23,877.895925
2/28/2026	794.68	25,191.180201
3/31/2026	939.46	21,901.212066
4/30/2026	731.13	25,122.880361
5/31/2026	627.15	27,557.287468

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Emerging Markets	-59.14%	-15.69%	-24.19%
MSCI Emerging Markets Index	54.31%	7.78%	10.66%

AssetsNet	$ 3,214,164
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,214,164 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Emerging Markets ETF Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	43.2%
Financials	17.8%
Consumer Discretionary	8.5%
Industrials	7.0%
Communication Services	6.1%
Materials	6.0%
Energy	3.3%
Consumer Staples	2.8%
Health Care	2.4%
Utilities	1.9%
Other	1.0%

Country Weights

Table Summary
Country	% of Exposure
Taiwan	26.4%
South Korea	23.1%
China	20.4%
India	10.9%
Brazil	3.9%
South Africa	3.0%
Saudi Arabia	2.4%
Mexico	1.7%
United Arab Emirates	1.1%
Thailand	1.0%
Other	6.1%

Largest Holdings [Text Block]

Holdings

The UltraShort MSCI Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051858
Shareholder Report [Line Items]
Fund Name	UltraShort MSCI Japan
Trading Symbol	EWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort MSCI Japan (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EWV	$75	0.95%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort MSCI Japan : $1,067	MSCI Japan Index : $25,016	MSCI EAFE Index : $24,284
5/31/2016	10,000	10,000	10,000
6/30/2016	10,190.21	9,754	9,664
7/31/2016	9,229.35	10,386.0592	10,153.9648
8/31/2016	8,872.39	10,425.526225	10,161.072575
9/30/2016	8,438.93	10,592.334645	10,286.053768
10/31/2016	8,307.33	10,732.153462	10,075.189666
11/30/2016	8,491.46	10,473.508563	9,874.6933914
12/31/2016	8,615.01	10,575.101597	10,212.407905
1/31/2017	8,015.73	10,968.495376	10,508.567735
2/28/2017	7,803.08	11,091.342524	10,658.840253
3/31/2017	7,701.23	11,050.304557	10,951.95836
4/30/2017	7,583.36	11,166.332755	11,230.138103
5/31/2017	7,178.43	11,502.439371	11,642.284171
6/30/2017	6,973.18	11,624.365228	11,621.328059
7/31/2017	6,690.36	11,859.177405	11,956.022308
8/31/2017	6,698.96	11,853.247817	11,951.239899
9/30/2017	6,459.81	12,085.571474	12,248.825772
10/31/2017	5,821.2	12,642.716319	12,435.007924
11/30/2017	5,570.78	13,020.733537	12,565.575507
12/31/2017	5,494.67	13,111.878672	12,767.881273
1/31/2018	4,974.22	13,712.402715	13,408.828913
2/28/2018	5,197.41	13,505.345434	12,804.090729
3/31/2018	5,236.13	13,128.546296	12,551.850141
4/30/2018	5,236.2	13,308.40738	12,860.625655
5/31/2018	5,399.48	13,176.654147	12,571.261578
6/30/2018	5,660.19	12,844.602463	12,417.892186
7/31/2018	5,535.64	12,895.980873	12,723.372334
8/31/2018	5,593.54	12,924.352031	12,477.811248
9/30/2018	5,221.01	13,317.252332	12,586.368206
10/31/2018	6,241.66	12,190.612785	11,584.493297
11/30/2018	6,118.42	12,239.375236	11,569.433455
12/31/2018	7,120.45	11,421.78497	11,008.315933
1/31/2019	6,185.1	12,118.513854	11,731.56229
2/28/2019	6,165.27	12,114.878299	12,030.717128
3/31/2019	6,085.88	12,183.933106	12,106.510646
4/30/2019	5,941.43	12,353.289776	12,446.703595
5/31/2019	6,547.33	11,864.099501	11,849.261823
6/30/2019	6,003.62	12,307.816822	12,551.923049
7/31/2019	6,063.63	12,325.047766	12,392.513626
8/31/2019	6,137.75	12,200.564783	12,071.547523
9/30/2019	5,545.06	12,693.4676	12,418.000937
10/31/2019	5,184.04	13,309.100779	12,863.80717
11/30/2019	5,058.65	13,383.631743	13,009.168192
12/31/2019	4,975.81	13,663.349647	13,431.966158
1/31/2020	5,232.42	13,477.528092	13,151.238065
2/29/2020	6,170.26	12,245.682024	11,962.366144
3/31/2020	6,470.56	11,370.115759	10,365.390264
4/30/2020	5,718.1	11,982.964999	11,034.994475
5/31/2020	4,917.63	12,692.356527	11,515.016734
6/30/2020	4,857.96	12,691.087291	11,906.527303
7/31/2020	4,922.26	12,489.299003	12,183.94939
8/31/2020	4,289.92	13,439.734657	12,810.204388
9/30/2020	4,116.07	13,571.444057	12,477.139074
10/31/2020	4,219.81	13,354.300952	11,979.301225
11/30/2020	3,404.57	15,022.253141	13,836.092915
12/31/2020	3,053.76	15,642.672196	14,479.471235
1/31/2021	3,081.56	15,486.245474	14,324.540893
2/28/2021	2,954.33	15,720.08778	14,645.410609
3/31/2021	2,908.23	15,886.720711	14,982.255053
4/30/2021	2,985.5	15,645.242556	15,433.22093
5/31/2021	2,856.66	15,997.260514	15,987.273562
6/30/2021	2,886.5	15,842.087087	15,757.056823
7/31/2021	2,900.96	15,640.892581	15,875.234749
8/31/2021	2,778.56	16,121.067983	16,154.63888
9/30/2021	2,608.93	16,564.397352	15,686.154353
10/31/2021	2,733.21	16,007.833601	16,072.03375
11/30/2021	2,884.56	15,612.440111	15,324.68418
12/31/2021	2,738.36	15,907.515229	16,109.30801
1/31/2022	2,968.05	15,101.004207	15,331.228434
2/28/2022	3,047.88	14,931.87296	15,059.86569
3/31/2022	3,128.3	14,857.213595	15,156.248831
4/30/2022	3,665.79	13,549.778799	14,175.639531
5/31/2022	3,504.4	13,771.995171	14,281.956828
6/30/2022	4,048.36	12,685.384752	12,956.591234
7/31/2022	3,568.67	13,408.451683	13,601.829478
8/31/2022	3,894.32	13,066.536165	12,955.742577
9/30/2022	4,647.3	11,712.843019	11,744.380646
10/31/2022	4,412.15	12,059.543172	12,376.228325
11/30/2022	3,500.31	13,226.906951	13,769.791635
12/31/2022	3,662.43	13,262.6196	13,780.807468
1/31/2023	3,155.71	14,086.228277	14,897.052873
2/28/2023	3,481.32	13,545.317111	14,585.704468
3/31/2023	3,167.31	14,081.711669	14,947.429939
4/30/2023	3,165.75	14,133.814002	15,368.947463
5/31/2023	3,131.62	14,396.702942	14,718.840985
6/30/2023	2,832.9	14,986.967763	15,388.54825
7/31/2023	2,709.56	15,439.574189	15,887.137213
8/31/2023	2,880.79	15,065.936494	15,278.659858
9/30/2023	3,021.97	14,749.551827	14,756.129691
10/31/2023	3,169.28	14,085.821995	14,158.506438
11/30/2023	2,816.95	15,290.159776	15,472.415836
12/31/2023	2,622.14	15,958.339758	16,294.001117
1/31/2024	2,469.96	16,695.615055	16,388.506323
2/29/2024	2,280.31	17,196.483507	16,688.415989
3/31/2024	2,144.09	17,633.274188	17,219.107618
4/30/2024	2,420.41	16,855.646796	16,797.239481
5/31/2024	2,311.89	17,081.512463	17,447.292649
6/30/2024	2,340.01	16,960.233724	17,166.391237
7/31/2024	2,167.29	17,943.927281	17,669.3665
8/31/2024	2,082.47	18,035.44131	18,243.620912
9/30/2024	2,098.5	17,930.83575	18,411.462224
10/31/2024	2,327.5	17,231.533156	17,409.878679
11/30/2024	2,228.57	17,345.261275	17,310.642371
12/31/2024	2,340.26	17,286.287386	16,917.690789
1/31/2025	2,264.61	17,555.95347	17,807.561324
2/28/2025	2,262.07	17,317.192502	18,153.028014
3/31/2025	2,254.24	17,343.168291	18,080.415902
4/30/2025	2,005.7	18,250.215993	18,908.49895
5/31/2025	1,868.09	18,989.34974	19,774.508202
6/30/2025	1,800.74	19,314.067621	20,209.547383
7/31/2025	1,862.93	19,043.670674	19,926.613719
8/31/2025	1,651.3	20,367.205786	20,775.487464
9/30/2025	1,581.11	20,864.165607	21,172.299274
10/31/2025	1,457.36	21,571.460821	21,422.132406
11/30/2025	1,473.95	21,422.617742	21,554.949627
12/31/2025	1,456.03	21,538.299878	22,201.598115
1/31/2026	1,293.1	22,957.673839	23,360.521537
2/28/2026	1,110.12	24,929.738022	24,442.113684
3/31/2026	1,301.66	21,833.46456	21,927.020186
4/30/2026	1,159.69	23,831.226567	23,560.58319
5/31/2026	1,066.75	25,015.638528	24,283.893094

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort MSCI Japan	-42.90%	-17.88%	-20.05%
MSCI Japan Index	31.74%	9.34%	9.59%
MSCI EAFE Index	22.80%	8.71%	9.27%

AssetsNet	$ 6,453,417
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$6,453,417 Number of Portfolio Holdings4 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
iShares® MSCI Japan ETF Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	25.1%
Information Technology	18.2%
Financials	17.4%
Consumer Discretionary	15.0%
Communication Services	7.3%
Health Care	5.7%
Consumer Staples	3.8%
Materials	3.7%
Real Estate	1.9%
Utilities	1.0%
Other	0.9%

Largest Holdings [Text Block]

Holdings

The UltraShort MSCI Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000051854
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq Biotechnology
Trading Symbol	BIS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Nasdaq Biotechnology (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BIS	$69	0.95%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Nasdaq Biotechnology : $650	Nasdaq Biotechnology® Index : $21,880	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	11,446.88	9,217	9,794
7/31/2016	8,949.03	10,362.6731	10,445.301
8/31/2016	9,393.7	10,059.046778	10,568.555552
9/30/2016	8,714.14	10,367.859514	10,775.699241
10/31/2016	10,946.71	9,187.9971015	10,531.090868
11/30/2016	9,186.13	9,816.4561033	10,825.961412
12/31/2016	9,714.12	9,507.237736	10,954.790353
1/31/2017	8,705.16	9,978.7967277	11,431.323733
2/28/2017	7,579.77	10,662.344304	11,878.288491
3/31/2017	7,704.46	10,537.594875	12,064.777621
4/30/2017	7,461.21	10,693.551279	12,348.299895
5/31/2017	8,036.26	10,277.572135	12,677.999502
6/30/2017	6,720.76	11,157.332309	12,567.700906
7/31/2017	6,317.11	11,480.894946	12,997.516277
8/31/2017	5,715.32	12,007.868024	13,183.38076
9/30/2017	5,697.14	12,021.076679	13,329.716286
10/31/2017	6,399.44	11,322.652124	13,810.919044
11/30/2017	6,306.03	11,390.588037	14,134.09455
12/31/2017	6,098.32	11,564.864034	14,201.938204
1/31/2018	5,281.42	12,369.778571	15,252.881631
2/28/2018	5,791.75	11,714.180306	14,987.481491
3/31/2018	5,871.84	11,572.438725	14,569.330757
4/30/2018	6,131.04	11,228.737295	14,580.986222
5/31/2018	5,570.14	11,762.102316	15,382.940464
6/30/2018	5,394.79	11,927.947959	15,533.69328
7/31/2018	4,757.73	12,663.902348	15,873.881163
8/31/2018	4,322.54	13,280.634392	16,802.503211
9/30/2018	4,329.64	13,264.697631	16,684.885689
10/31/2018	5,779.92	11,328.051777	15,156.55016
11/30/2018	5,183.71	11,867.267041	15,230.817255
12/31/2018	6,401.53	10,540.506586	13,799.120433
1/31/2019	4,903.04	11,952.934469	15,150.054324
2/28/2019	4,628.99	12,279.24958	15,695.456279
3/31/2019	4,657.81	12,179.787658	16,119.233599
4/30/2019	5,106.17	11,592.721893	16,888.121042
5/31/2019	5,734.7	10,893.680763	15,572.536413
6/30/2019	4,771.47	11,905.703706	16,742.033897
7/31/2019	5,072.79	11,539.008031	17,101.987626
8/31/2019	5,295.41	11,242.455525	16,681.27873
9/30/2019	5,634.36	10,879.324212	16,771.357635
10/31/2019	4,831.92	11,720.295973	17,393.575004
11/30/2019	3,864.86	13,068.13001	18,200.636884
12/31/2019	3,790.29	13,188.356806	18,861.320003
1/31/2020	4,236.15	12,449.808825	19,244.204799
2/29/2020	4,153.29	12,494.628137	18,037.593158
3/31/2020	3,990.28	11,833.662308	16,228.422564
4/30/2020	2,883.56	13,611.078387	18,742.205219
5/31/2020	2,394.15	14,769.381158	20,033.543159
6/30/2020	2,275.04	15,017.506761	21,249.579229
7/31/2020	2,317.84	14,762.209146	22,705.175406
8/31/2020	2,248.3	14,903.926354	24,907.57742
9/30/2020	2,197.04	14,894.983998	23,637.290972
10/31/2020	2,323.49	14,339.401095	23,103.088196
11/30/2020	1,840.24	15,945.414018	25,854.666
12/31/2020	1,668.24	16,674.119438	27,330.967429
1/31/2021	1,459.72	17,716.251903	27,724.53336
2/28/2021	1,510.28	17,312.32136	28,004.551147
3/31/2021	1,594	16,581.741399	28,138.972992
4/30/2021	1,490.68	17,074.219118	29,666.919226
5/31/2021	1,533.89	16,744.686689	29,239.715589
6/30/2021	1,300.87	18,097.657374	30,862.519804
7/31/2021	1,293.43	18,061.462059	31,229.783789
8/31/2021	1,169.92	18,812.81888	32,503.958968
9/30/2021	1,279.58	17,902.278447	30,791.00033
10/31/2021	1,317.19	17,563.925384	33,035.664255
11/30/2021	1,413.68	16,882.445079	33,144.681947
12/31/2021	1,421.46	16,674.791005	33,389.952593
1/31/2022	1,783.44	14,695.493312	30,398.212841
2/28/2022	1,899.34	14,115.021327	29,379.872711
3/31/2022	1,704.48	14,729.024754	30,402.292281
4/30/2022	2,049.49	13,295.890646	26,377.028783
5/31/2022	2,013.79	13,141.658314	25,867.952127
6/30/2022	1,906.75	13,288.844887	23,630.374268
7/31/2022	1,737.44	13,835.016412	26,558.17764
8/31/2022	1,741.44	13,702.200255	25,355.092193
9/30/2022	1,786.72	13,380.198549	22,708.020568
10/31/2022	1,481.01	14,572.374239	23,602.716579
11/30/2022	1,313.53	15,439.430507	24,667.199096
12/31/2022	1,385.31	14,987.055193	22,528.552935
1/31/2023	1,292.54	15,511.602124	24,943.613809
2/28/2023	1,475.4	14,514.206108	24,691.68331
3/31/2023	1,433.08	14,705.793628	26,365.779438
4/30/2023	1,394.59	14,926.380533	26,384.235484
5/31/2023	1,473.63	14,539.787277	27,948.820648
6/30/2023	1,476.98	14,564.504915	29,807.417221
7/31/2023	1,446.14	14,753.843479	31,023.559844
8/31/2023	1,465.21	14,718.434255	30,387.576867
9/30/2023	1,594.93	14,153.24638	28,634.213682
10/31/2023	1,827.14	13,224.793417	27,843.909384
11/30/2023	1,660.34	13,882.06565	30,859.40477
12/31/2023	1,297.43	15,674.240325	32,581.359556
1/31/2024	1,294.72	15,725.965318	32,920.205696
2/29/2024	1,268.26	15,902.09613	34,967.84249
3/31/2024	1,272.78	15,921.178645	35,614.747576
4/30/2024	1,445.53	14,959.539455	34,054.821632
5/31/2024	1,294.23	15,840.656329	36,431.848182
6/30/2024	1,215.73	16,374.486447	38,628.688628
7/31/2024	1,074.46	17,448.652758	38,346.699201
8/31/2024	1,058.4	17,603.945768	38,630.464775
9/30/2024	1,112.85	17,207.856988	39,696.665603
10/31/2024	1,176.74	16,782.82292	39,502.151941
11/30/2024	1,173.93	16,777.788074	41,986.837298
12/31/2024	1,362.38	15,584.887342	42,217.764903
1/31/2025	1,235.59	16,387.50904	42,918.579801
2/28/2025	1,241.7	16,358.011523	41,240.46333
3/31/2025	1,405.38	15,379.802434	37,883.489615
4/30/2025	1,347.87	15,438.245684	38,216.864324
5/31/2025	1,437.07	14,808.36526	41,904.791731
6/30/2025	1,340.5	15,356.274774	44,687.269902
7/31/2025	1,201.94	16,203.941142	46,349.636343
8/31/2025	1,093.35	17,010.897411	47,114.405342
9/30/2025	1,003.78	17,755.974717	49,790.503566
10/31/2025	832.09	19,526.245397	52,140.615334
11/30/2025	706.33	21,185.976255	51,384.576412
12/31/2025	734.3	20,791.917097	51,143.068902
1/31/2026	695.42	21,322.110983	51,639.156671
2/28/2026	652.34	22,025.740645	49,919.572754
3/31/2026	687.98	21,303.296352	47,583.336749
4/30/2026	681.97	21,388.509538	54,868.345605
5/31/2026	649.83	21,880.445257	59,493.74714

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Nasdaq Biotechnology	-54.78%	-15.78%	-23.92%
Nasdaq Biotechnology® Index	47.78%	5.50%	8.14%
Nasdaq Composite Index	41.98%	15.26%	19.51%

AssetsNet	$ 2,421,811
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,421,811 Number of Portfolio Holdings6 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq Biotechnology Index® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Health Care	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Nasdaq Biotechnology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000018462
Shareholder Report [Line Items]
Fund Name	UltraShort QQQ<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	QID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort QQQ® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QID	$72	0.95%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort QQQ® : $74	Nasdaq-100® Index : $73,373	Nasdaq Composite Index : $59,494
5/31/2016	10,000	10,000	10,000
6/30/2016	10,367.66	9,770	9,794
7/31/2016	9,014	10,466.601	10,445.301
8/31/2016	8,815.31	10,579.6403	10,568.555552
9/30/2016	8,387.8	10,816.6242	10,775.699241
10/31/2016	8,627.26	10,655.4565	10,531.090868
11/30/2016	8,508.16	10,701.275	10,825.961412
12/31/2016	8,296.97	10,824.3397	10,954.790353
1/31/2017	7,485.94	11,392.6175	11,431.323733
2/28/2017	6,873.7	11,890.4749	11,878.288491
3/31/2017	6,597.88	12,134.2296	12,064.777621
4/30/2017	6,249.08	12,469.1343	12,348.299895
5/31/2017	5,782.54	12,952.9368	12,677.999502
6/30/2017	6,041.31	12,642.0663	12,567.700906
7/31/2017	5,564.46	13,169.2404	12,997.516277
8/31/2017	5,331.38	13,436.576	13,183.38076
9/30/2017	5,344.23	13,420.4521	13,329.716286
10/31/2017	4,883.1	14,031.0827	13,810.919044
11/30/2017	4,686.78	14,320.123	14,134.09455
12/31/2017	4,643.83	14,394.5876	14,201.938204
1/31/2018	3,926.15	15,646.9168	15,252.881631
2/28/2018	3,953.87	15,456.0244	14,987.481491
3/31/2018	4,226.67	14,847.057	14,569.330757
4/30/2018	4,153.44	14,907.93	14,580.986222
5/31/2018	3,721.64	15,754.7004	15,382.940464
6/30/2018	3,640.24	15,926.4266	15,533.69328
7/31/2018	3,441.79	16,365.996	15,873.881163
8/31/2018	3,069.96	17,347.9557	16,802.503211
9/30/2018	3,090.93	17,297.6467	16,684.885689
10/31/2018	3,611.66	15,806.5895	15,156.55016
11/30/2018	3,570.33	15,792.3636	15,230.817255
12/31/2018	4,183.47	14,397.8979	13,799.120433
1/31/2019	3,469.91	15,716.7453	15,150.054324
2/28/2019	3,283.32	16,178.8177	15,695.456279
3/31/2019	3,035.16	16,830.824	16,119.233599
4/30/2019	2,736.74	17,756.5193	16,888.121042
5/31/2019	3,237.44	16,291.6065	15,572.536413
6/30/2019	2,784.07	17,544.431	16,742.033897
7/31/2019	2,661.46	17,958.4796	17,101.987626
8/31/2019	2,728.54	17,624.4519	16,681.27873
9/30/2019	2,683.04	17,770.7348	16,771.357635
10/31/2019	2,458.41	18,547.3159	17,393.575004
11/30/2019	2,272.94	19,307.7559	18,200.636884
12/31/2019	2,105.02	20,078.1354	18,861.320003
1/31/2020	1,980.43	20,682.4872	19,244.204799
2/29/2020	2,196.31	19,487.0395	18,037.593158
3/31/2020	2,086.26	18,011.8706	16,228.422564
4/30/2020	1,499.43	20,755.0785	18,742.205219
5/31/2020	1,311.4	22,064.7239	20,033.543159
6/30/2020	1,139.1	23,470.2468	21,249.579229
7/31/2020	973.41	25,209.3921	22,705.175406
8/31/2020	780.83	28,022.7603	24,907.57742
9/30/2020	850.04	26,433.8698	23,637.290972
10/31/2020	887.71	25,598.5595	23,103.088196
11/30/2020	707.92	28,439.9996	25,854.666
12/31/2020	638.28	29,893.2836	27,330.967429
1/31/2021	626.72	29,988.9421	27,724.53336
2/28/2021	620.77	29,976.9465	28,004.551147
3/31/2021	588.37	30,417.6076	28,138.972992
4/30/2021	520.82	32,218.33	29,666.919226
5/31/2021	527.79	31,841.3755	29,239.715589
6/30/2021	464.16	33,879.2236	30,862.519804
7/31/2021	437.61	34,834.6177	31,229.783789
8/31/2021	401.31	36,315.0889	32,503.958968
9/30/2021	448.52	34,248.7604	30,791.00033
10/31/2021	382.58	36,968.1119	33,035.664255
11/30/2021	365.88	37,663.1124	33,144.681947
12/31/2021	352.05	38,111.3035	33,389.952593
1/31/2022	411.65	34,875.6538	30,398.212841
2/28/2022	440.95	33,292.2991	29,379.872711
3/31/2022	393.83	34,717.2095	30,402.292281
4/30/2022	509.77	30,085.9338	26,377.028783
5/31/2022	504.08	29,625.619	25,867.952127
6/30/2022	588.81	26,977.0886	23,630.374268
7/31/2022	456.96	30,376.2018	26,558.17764
8/31/2022	501.33	28,823.9779	25,355.092193
9/30/2022	616.92	25,783.0482	22,708.020568
10/31/2022	557.92	26,816.9485	23,602.716579
11/30/2022	486.1	28,324.061	24,667.199096
12/31/2022	585.01	25,772.0631	22,528.552935
1/31/2023	475.93	28,521.9422	24,943.613809
2/28/2023	476.94	28,416.411	24,691.68331
3/31/2023	397.2	31,127.3366	26,365.779438
4/30/2023	394.54	31,289.1988	26,384.235484
5/31/2023	340.66	33,707.8539	27,948.820648
6/30/2023	301.43	35,915.7183	29,807.417221
7/31/2023	280.98	37,294.8819	31,023.559844
8/31/2023	290.48	36,735.4586	30,387.576867
9/30/2023	323.77	34,891.3386	28,634.213682
10/31/2023	337.87	34,179.5553	27,843.909384
11/30/2023	276.64	37,877.7832	30,859.40477
12/31/2023	250.11	39,983.7879	32,581.359556
1/31/2024	242	40,739.4815	32,920.205696
2/29/2024	218.72	42,943.4875	34,967.84249
3/31/2024	214.82	43,471.6924	35,614.747576
4/30/2024	235.8	41,545.8964	34,054.821632
5/31/2024	210.29	44,200.6792	36,431.848182
6/30/2024	187.74	46,972.0618	38,628.688628
7/31/2024	193.58	46,225.206	38,346.699201
8/31/2024	188.58	46,770.6634	38,630.464775
9/30/2024	179.55	47,972.6695	39,696.665603
10/31/2024	183.43	47,579.2936	39,502.151941
11/30/2024	166.2	50,105.7541	41,986.837298
12/31/2024	165.03	50,336.2405	42,217.764903
1/31/2025	158.03	51,468.8059	42,918.579801
2/28/2025	167.18	50,084.2951	41,240.46333
3/31/2025	194.22	46,272.8802	37,883.489615
4/30/2025	174.55	46,990.1099	38,216.864324
5/31/2025	146.63	51,280.3069	41,904.791731
6/30/2025	130.42	54,531.4783	44,687.269902
7/31/2025	125.46	55,845.687	46,349.636343
8/31/2025	123.84	56,359.4673	47,114.405342
9/30/2025	112.19	59,442.3301	49,790.503566
10/31/2025	102.23	62,301.5062	52,140.615334
11/30/2025	105.3	61,323.3726	51,384.576412
12/31/2025	107.27	60,912.506	51,143.068902
1/31/2026	105.12	61,661.7298	51,639.156671
2/28/2026	110.08	60,268.1747	49,919.572754
3/31/2026	121.03	57,369.2755	47,583.336749
4/30/2026	90.48	66,353.3041	54,868.345605
5/31/2026	74.1	73,373.4836	59,493.74714

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort QQQ®	-49.46%	-32.47%	-38.77%
Nasdaq-100® Index	43.09%	18.16%	22.04%
Nasdaq Composite Index	41.98%	15.26%	19.51%

AssetsNet	$ 243,229,170
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 1,992,480
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$243,229,170 Number of Portfolio Holdings19 Net Investment Advisory Fees$1,992,480 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Index® Short Swaps	(187)%
Nasdaq-100 E-Mini Index Futures	(13)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	58.8%
Communication Services	13.4%
Consumer Discretionary	11.4%
Consumer Staples	6.4%
Health Care	3.7%
Industrials	3.4%
Utilities	1.2%
Materials	1.0%
Energy	0.5%
Financials	0.2%

Largest Holdings [Text Block]

Holdings

The UltraShort QQQ® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000257112
Shareholder Report [Line Items]
Fund Name	UltraShort QQQ Mega
Trading Symbol	QQDN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort QQQ Mega (the “Fund”) (formerly known as UltraShort Top QQQ) for the period of June 10, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investmentFootnote Reference †	Costs paid as a percentage of a $10,000 investment (Annualized)
QQDN	$70	0.95%
Footnote	Description
Footnote †	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.95%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through May 31, 2026. Expenses would be higher if the Fund had been in operations for the full year.
Line Graph [Table Text Block]
Table Summary
	UltraShort QQQ Mega : $5,249	Nasdaq-100 Mega Index : $13,793	Nasdaq Composite Index : $13,760
6/10/2025	10,000	10,000	10,000
6/30/2025	9,176.92	10,453.416622	10,335.73071
7/31/2025	8,122.28	11,140.206094	10,720.219893
8/31/2025	7,887.4	11,306.195165	10,897.103521
9/30/2025	6,914.86	12,105.543163	11,516.059001
10/31/2025	6,140.19	12,827.033536	12,059.616986
11/30/2025	6,191.33	12,750.071334	11,884.752539
12/31/2025	6,608.23	12,354.819123	11,828.894202
1/31/2026	6,779.78	12,211.503221	11,943.634476
2/28/2026	7,686.84	11,456.832322	11,545.911448
3/31/2026	8,313.5	10,969.916948	11,005.562792
4/30/2026	6,007.87	12,883.070464	12,690.514456
5/31/2026	5,249.49	13,792.615239	13,760.324825

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	Since Inception (6/10/25)
UltraShort QQQ Mega	-47.51%
Nasdaq-100 Mega Index	37.94%
Nasdaq Composite Index	37.61%

Performance Inception Date	Jun. 10, 2025
AssetsNet	$ 1,009,922
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,009,922 Number of Portfolio Holdings4 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Nasdaq-100 Mega Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	61.9%
Consumer Discretionary	20.7%
Communication Services	17.4%

Largest Holdings [Text Block]

Holdings

The UltraShort QQQ Mega primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038865
Shareholder Report [Line Items]
Fund Name	UltraShort Real Estate
Trading Symbol	SRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Real Estate (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SRS	$90	0.95%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Real Estate : $1,581	S&P Real Estate Select Sector Index : $19,627	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	8,837.97	10,638	10,026
7/31/2016	8,185.89	10,947.57	10,395.9594
8/31/2016	8,739.18	10,556.74	10,410.513743
9/30/2016	8,897.54	10,415.28	10,412.595846
10/31/2016	9,776.15	9,843.48	10,223.086602
11/30/2016	10,138.91	9,541.28	10,601.340806
12/31/2016	9,276.68	9,956.33	10,811.247354
1/31/2017	9,212.54	9,950.36	11,016.661053
2/28/2017	8,439.06	10,416.03	11,454.022497
3/31/2017	8,649.18	10,308.75	11,467.767324
4/30/2017	8,546.39	10,319.06	11,585.885328
5/31/2017	8,543.2	10,393.35	11,749.246311
6/30/2017	8,201.18	10,592.91	11,822.091638
7/31/2017	7,990.23	10,720.02	12,065.626726
8/31/2017	7,875.97	10,842.23	12,103.030169
9/30/2017	7,994.14	10,691.52	12,352.35259
10/31/2017	7,984.89	10,771.71	12,640.162405
11/30/2017	7,593.23	11,091.63	13,028.215391
12/31/2017	7,605.28	11,036.17	13,172.828582
1/31/2018	8,040.15	10,827.59	13,927.63166
2/28/2018	9,141.81	10,101.06	13,413.702052
3/31/2018	8,482	10,482.88	13,072.994019
4/30/2018	8,430.81	10,417.88	13,122.671397
5/31/2018	7,906.59	10,653.33	13,438.927777
6/30/2018	7,306.82	11,126.33	13,522.24913
7/31/2018	7,182.78	11,246.5	14,025.276797
8/31/2018	6,867.51	11,526.54	14,482.500821
9/30/2018	7,234.28	11,221.08	14,565.051075
10/31/2018	7,605.9	11,033.69	13,568.801582
11/30/2018	6,950.71	11,654.89	13,845.605134
12/31/2018	8,052.83	10,791.26	12,595.346991
1/31/2019	6,481.79	11,955.64	13,604.234285
2/28/2019	6,399.43	12,088.34	14,040.930205
3/31/2019	5,910.62	12,683.09	14,313.324251
4/30/2019	5,920.13	12,623.48	14,893.013883
5/31/2019	5,934.68	12,769.91	13,947.307502
6/30/2019	5,731.11	12,994.66	14,930.59268
7/31/2019	5,530.33	13,220.77	15,145.593215
8/31/2019	5,162.72	13,864.62	14,906.292842
9/30/2019	4,982.37	13,996.34	15,185.040518
10/31/2019	4,911.07	13,980.94	15,514.555898
11/30/2019	5,013.62	13,740.47	16,077.734277
12/31/2019	4,918.96	13,920.47	16,563.281852
1/31/2020	4,771.28	14,118.14	16,556.656539
2/29/2020	5,449.69	13,223.05	15,194.043706
3/31/2020	6,436.61	11,246.2	13,317.579308
4/30/2020	4,958.68	12,312.34	15,024.892976
5/31/2020	4,618.17	12,547.51	15,740.077881
6/30/2020	4,230.78	12,733.21	16,053.305431
7/31/2020	3,858.91	13,242.54	16,958.711857
8/31/2020	3,814.77	13,249.16	18,178.04324
9/30/2020	3,927.82	12,978.88	17,487.277597
10/31/2020	4,126.45	12,549.28	17,022.116013
11/30/2020	3,480.44	13,427.73	18,886.037716
12/31/2020	3,289.08	13,631.83	19,611.261564
1/31/2021	3,281.08	13,704.08	19,413.187823
2/28/2021	3,120.82	13,915.12	19,948.991807
3/31/2021	2,772.73	14,861.35	20,822.757648
4/30/2021	2,365.18	16,091.87	21,934.692906
5/31/2021	2,302.6	16,286.58	22,088.235756
6/30/2021	2,187.11	16,806.12	22,602.89165
7/31/2021	1,982.58	17,585.92	23,140.840471
8/31/2021	1,896.59	18,080.09	23,844.322021
9/30/2021	2,115.93	16,953.7	22,735.561047
10/31/2021	1,834.2	18,233.7	24,329.323877
11/30/2021	1,907.76	18,076.89	24,161.451542
12/31/2021	1,577.85	19,926.16	25,243.884571
1/31/2022	1,855.23	18,232.44	23,938.775739
2/28/2022	2,012.15	17,337.22	23,223.006344
3/31/2022	1,753.3	18,687.79	24,084.579879
4/30/2022	1,874.19	18,022.51	21,984.404514
5/31/2022	2,008.33	17,117.78	22,023.976442
6/30/2022	2,268.99	15,936.65	20,206.998386
7/31/2022	1,902.54	17,297.64	22,070.083637
8/31/2022	2,133.64	16,327.24	21,169.624224
9/30/2022	2,761.45	14,178.58	19,219.901833
10/31/2022	2,548.28	14,469.24	20,776.713882
11/30/2022	2,209.6	15,467.62	21,938.132188
12/31/2022	2,435.1	14,720.53	20,674.495774
1/31/2023	2,002.67	16,179.34	21,972.854108
2/28/2023	2,270.54	15,221.52	21,436.716468
3/31/2023	2,336.14	15,008.42	22,223.443962
4/30/2023	2,300.15	15,154	22,570.129688
5/31/2023	2,531.79	14,470.55	22,667.181246
6/30/2023	2,283.75	15,279.46	24,165.481926
7/31/2023	2,242.98	15,470.45	24,941.193896
8/31/2023	2,405.27	15,006.34	24,544.628913
9/30/2023	2,806.33	13,918.38	23,373.850114
10/31/2023	2,964.11	13,530.06	22,882.999262
11/30/2023	2,334.15	15,215.9	24,972.217094
12/31/2023	1,977.18	16,539.68	26,105.95575
1/31/2024	2,189.1	15,755.7	26,544.535807
2/29/2024	2,089.03	16,162.2	27,962.014019
3/31/2024	2,032.03	16,449.89	28,862.39087
4/30/2024	2,430.39	15,051.65	27,684.805323
5/31/2024	2,213.68	15,816.27	29,057.971667
6/30/2024	2,146.93	16,135.76	30,101.15285
7/31/2024	1,880.88	17,300.76	30,468.386914
8/31/2024	1,689.66	18,302.48	31,208.768717
9/30/2024	1,597.31	18,908.29	31,876.636367
10/31/2024	1,717.16	18,288.1	31,586.558976
11/30/2024	1,589.92	19,041.56	33,440.689988
12/31/2024	1,906.56	17,405.89	32,644.801566
1/31/2025	1,841.14	17,726.16	33,552.32705
2/28/2025	1,706.72	18,474.21	33,116.146798
3/31/2025	1,794.51	18,028.98	31,251.707733
4/30/2025	1,802.71	17,812.63	31,039.196121
5/31/2025	1,776.66	17,988.98	32,991.561557
6/30/2025	1,781.85	18,017.76	34,670.83204
7/31/2025	1,793.94	18,001.54	35,447.458678
8/31/2025	1,730.26	18,393.98	36,167.042089
9/30/2025	1,726.9	18,471.23	37,487.139125
10/31/2025	1,843.53	17,915.25	38,364.338181
11/30/2025	1,785.75	18,253.84	38,460.249026
12/31/2025	1,875.71	17,877.82	38,483.325176
1/31/2026	1,786.39	18,358.73	39,041.333391
2/28/2026	1,600.52	19,425.37	38,744.619257
3/31/2026	1,822.76	18,221	36,815.137218
4/30/2026	1,543.96	19,811.69	40,677.045112
5/31/2026	1,580.99	19,627.44	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Real Estate	-11.01%	-7.24%	-16.84%
S&P Real Estate Select Sector Index	9.08%	3.79%	6.97%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 16,870,738
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 83,539
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,870,738 Number of Portfolio Holdings8 Net Investment Advisory Fees$83,539 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Real Estate	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Real Estate primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038846
Shareholder Report [Line Items]
Fund Name	UltraShort Russell2000
Trading Symbol	TWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Russell2000 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TWM	$71	0.95%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Russell2000 : $378	Russell 2000® Index : $28,923	Russell 3000 Index : $40,877
5/31/2016	10,000	10,000	10,000
6/30/2016	9,854.28	9,994	10,021
7/31/2016	8,729.42	10,590.6418	10,418.8337
8/31/2016	8,394.84	10,778.09616	10,445.922668
9/30/2016	8,135.6	10,897.733027	10,462.636144
10/31/2016	8,927.83	10,380.090708	10,236.643203
11/30/2016	7,146.02	11,537.470822	10,695.244819
12/31/2016	6,725.61	11,860.520005	10,903.802093
1/31/2017	6,637.49	11,906.776033	11,108.793572
2/28/2017	6,366.63	12,136.576811	11,522.040693
3/31/2017	6,313.14	12,152.354361	11,530.106121
4/30/2017	6,152.61	12,286.030259	11,652.325246
5/31/2017	6,390.08	12,036.623844	11,771.178964
6/30/2017	5,950.98	12,453.09103	11,877.119574
7/31/2017	5,854.92	12,545.243903	12,101.597134
8/31/2017	5,986.93	12,385.919306	12,124.590169
9/30/2017	5,296.71	13,158.80067	12,420.430169
10/31/2017	5,205.61	13,270.650476	12,691.195547
11/30/2017	4,908.8	13,652.84521	13,077.007891
12/31/2017	4,943.53	13,598.233829	13,207.77797
1/31/2018	4,688.28	13,953.147732	13,903.827869
2/28/2018	5,022.87	13,413.160915	13,390.776621
3/31/2018	4,862.88	13,586.19069	13,121.622011
4/30/2018	4,759.96	13,703.03193	13,171.484174
5/31/2018	4,232.12	14,534.805968	13,542.920028
6/30/2018	4,170.32	14,639.456571	13,630.949008
7/31/2018	4,026.37	14,894.183116	14,083.496515
8/31/2018	3,704.75	15,536.122408	14,577.827243
9/30/2018	3,894.45	15,161.701858	14,602.609549
10/31/2018	4,835.74	13,515.141036	13,527.857487
11/30/2018	4,653.79	13,730.031779	13,798.414636
12/31/2018	5,878.66	12,098.904003	12,513.782234
1/31/2019	4,721.2	13,460.030704	13,587.464749
2/28/2019	4,273.14	14,159.9523	14,065.743509
3/31/2019	4,438.56	13,864.009297	14,271.103364
4/30/2019	4,155.67	14,335.385613	14,840.520388
5/31/2019	4,859.56	13,220.092613	13,880.338719
6/30/2019	4,231.58	14,154.75316	14,854.738497
7/31/2019	4,186.44	14,236.850729	15,076.074101
8/31/2019	4,576.65	13,533.550303	14,768.522189
9/30/2019	4,380.75	13,815.048149	15,028.448179
10/31/2019	4,151.44	14,178.383915	15,351.559815
11/30/2019	3,828.52	14,762.533333	15,934.919088
12/31/2019	3,621.66	15,187.694293	16,395.43825
1/31/2020	3,862.46	14,700.169306	16,377.403268
2/29/2020	4,552.46	13,462.41505	15,036.09394
3/31/2020	5,629.27	10,537.03226	12,968.631023
4/30/2020	3,977.15	11,984.820492	14,685.677771
5/31/2020	3,360.4	12,765.032306	15,471.361532
6/30/2020	2,997.42	13,215.637947	15,825.655711
7/31/2020	2,797.33	13,581.711118	16,724.552955
8/31/2020	2,491.68	14,346.361454	17,935.410589
9/30/2020	2,618.05	13,867.192981	17,282.561644
10/31/2020	2,475.49	14,157.017315	16,909.258312
11/30/2020	1,728.73	16,766.155606	18,967.115049
12/31/2020	1,451.93	18,216.428066	19,820.635226
1/31/2021	1,297.05	19,132.714397	19,733.424431
2/28/2021	1,130.55	20,324.682504	20,351.080616
3/31/2021	1,074.26	20,527.929329	21,079.649302
4/30/2021	1,022.7	20,959.015845	22,165.251241
5/31/2021	1,005.21	21,003.029778	22,267.211396
6/30/2021	960.04	21,410.488556	22,817.211518
7/31/2021	1,019.79	20,637.569919	23,202.822393
8/31/2021	965.96	21,099.851486	23,864.102831
9/30/2021	1,015.61	20,477.405867	22,792.604614
10/31/2021	927.42	21,347.695616	24,333.384686
11/30/2021	998.07	20,457.496709	23,963.517238
12/31/2021	937.33	20,913.698885	24,907.679817
1/31/2022	1,125.37	18,899.709683	23,443.108244
2/28/2022	1,084.52	19,101.936576	22,852.341916
3/31/2022	1,035.59	19,338.80059	23,592.757795
4/30/2022	1,254.75	17,422.325451	21,476.48742
5/31/2022	1,211.67	17,448.45894	21,448.567987
6/30/2022	1,402.45	16,014.195615	19,653.322846
7/31/2022	1,136.23	17,686.077637	21,496.804529
8/31/2022	1,171.06	17,323.513045	20,694.97372
9/30/2022	1,411.44	15,663.920496	18,776.549656
10/31/2022	1,123.13	17,388.518142	20,316.226728
11/30/2022	1,054.43	17,795.409467	21,376.733763
12/31/2022	1,202.62	16,640.487392	20,124.057165
1/31/2023	996.73	18,262.934913	21,510.604704
2/28/2023	1,030.81	17,954.291313	21,007.256554
3/31/2023	1,128.19	17,096.076188	21,568.150303
4/30/2023	1,173.18	16,788.346817	21,798.929512
5/31/2023	1,197.59	16,633.894026	21,883.945337
6/30/2023	1,023.63	17,986.229611	23,378.618803
7/31/2023	911.58	19,086.986863	24,215.573356
8/31/2023	1,017.61	18,132.63752	23,748.212791
9/30/2023	1,154.34	17,064.62517	22,617.797862
10/31/2023	1,331.68	15,900.817733	22,018.426219
11/30/2023	1,112.67	17,339.841738	24,070.543542
12/31/2023	879.78	19,458.770398	25,346.28235
1/31/2024	953.58	18,701.82423	25,627.626084
2/29/2024	850.52	19,758.477299	27,014.080655
3/31/2024	796.11	20,465.830786	27,886.63546
4/30/2024	922.4	19,025.036299	26,659.6235
5/31/2024	842.1	19,980.093121	27,917.957729
6/30/2024	863.88	19,794.278255	28,783.414419
7/31/2024	708.21	21,805.376926	29,318.785927
8/31/2024	724.8	21,480.476809	29,957.93546
9/30/2024	715.94	21,630.840147	30,578.064724
10/31/2024	740.09	21,319.356049	30,354.844852
11/30/2024	596	23,658.089408	32,373.442034
12/31/2024	708.55	21,703.931223	31,382.814708
1/31/2025	675.56	22,272.574221	32,374.511653
2/28/2025	755.4	21,080.9915	31,752.921029
3/31/2025	865.65	19,645.375979	29,901.725733
4/30/2025	864.55	19,191.567794	29,701.384171
5/31/2025	778.01	20,216.397514	31,584.451927
6/30/2025	702.33	21,316.169538	33,188.942085
7/31/2025	680.64	21,684.939271	33,919.098811
8/31/2025	591.11	23,233.243935	34,702.629993
9/30/2025	558.11	23,955.797822	35,899.870728
10/31/2025	537.16	24,389.397762	36,668.127962
11/30/2025	524.87	24,623.535981	36,767.131907
12/31/2025	533.22	24,480.719472	36,759.778481
1/31/2026	481.36	25,790.437964	37,329.555047
2/28/2026	472.8	25,996.761468	37,150.373183
3/31/2026	519.36	24,696.923394	35,303.999636
4/30/2026	412.5	27,712.417741	38,905.007599
5/31/2026	378.35	28,923.450396	40,877.491484

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Russell2000	-51.37%	-17.75%	-27.92%
Russell 2000® Index	43.08%	6.61%	11.20%
Russell 3000 Index	29.45%	12.91%	15.11%

AssetsNet	$ 50,889,771
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 235,524
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$50,889,771 Number of Portfolio Holdings10 Net Investment Advisory Fees$235,524 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Russell 2000® Index Short Swaps	(189)%
Russell 2000® E-mini Index Futures	(11)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Industrials	19.5%
Information Technology	18.5%
Health Care	16.2%
Financials	15.9%
Consumer Discretionary	7.6%
Energy	5.6%
Real Estate	5.1%
Materials	4.7%
Utilities	2.7%
Communication Services	2.6%
Other	1.6%

Largest Holdings [Text Block]

Holdings

The UltraShort Russell2000 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000018470
Shareholder Report [Line Items]
Fund Name	UltraShort S&P500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(255, 255, 255); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Trading Symbol	SDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort S&P500® (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDS	$75	0.91%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.91%
Line Graph [Table Text Block]
Table Summary
	UltraShort S&P500® : $385	S&P 500® Index : $42,817
5/31/2016	10,000	10,000
6/30/2016	9,864.4	10,026
7/31/2016	9,163.51	10,395.9594
8/31/2016	9,132.29	10,410.513743
9/30/2016	9,085.54	10,412.595846
10/31/2016	9,417.54	10,223.086602
11/30/2016	8,734.22	10,601.340806
12/31/2016	8,391.78	10,811.247354
1/31/2017	8,081.15	11,016.661053
2/28/2017	7,477.8	11,454.022497
3/31/2017	7,457.9	11,467.767324
4/30/2017	7,309.77	11,585.885328
5/31/2017	7,110.52	11,749.246311
6/30/2017	7,028.01	11,822.091638
7/31/2017	6,756.8	12,065.626726
8/31/2017	6,719.5	12,103.030169
9/30/2017	6,460.38	12,352.35259
10/31/2017	6,179.23	12,640.162405
11/30/2017	5,825.75	13,028.215391
12/31/2017	5,710.97	13,172.828582
1/31/2018	5,113.68	13,927.63166
2/28/2018	5,441.8	13,413.702052
3/31/2018	5,696.66	13,072.994019
4/30/2018	5,634.47	13,122.671397
5/31/2018	5,382.05	13,438.927777
6/30/2018	5,330.26	13,522.24913
7/31/2018	4,967.07	14,025.276797
8/31/2018	4,676.63	14,482.500821
9/30/2018	4,639.88	14,565.051075
10/31/2018	5,302.07	13,568.801582
11/30/2018	5,079.25	13,845.605134
12/31/2018	6,045.45	12,595.346991
1/31/2019	5,166.46	13,604.234285
2/28/2019	4,868.11	14,040.930205
3/31/2019	4,695.73	14,313.324251
4/30/2019	4,357.27	14,893.013883
5/31/2019	4,973.14	13,947.307502
6/30/2019	4,349.55	14,930.59268
7/31/2019	4,242.32	15,145.593215
8/31/2019	4,348.13	14,906.292842
9/30/2019	4,200.51	15,185.040518
10/31/2019	4,025.16	15,514.555898
11/30/2019	3,758.04	16,077.734277
12/31/2019	3,549.07	16,563.281852
1/31/2020	3,553.22	16,556.656539
2/29/2020	4,173.27	15,194.043706
3/31/2020	4,354.15	13,317.579308
4/30/2020	3,273.88	15,024.892976
5/31/2020	2,944.34	15,740.077881
6/30/2020	2,768.75	16,053.305431
7/31/2020	2,467.45	16,958.711857
8/31/2020	2,141.59	18,178.04324
9/30/2020	2,278.87	17,487.277597
10/31/2020	2,377.12	17,022.116013
11/30/2020	1,915.36	18,886.037716
12/31/2020	1,772.22	19,611.261564
1/31/2021	1,797.06	19,413.187823
2/28/2021	1,693.74	19,948.991807
3/31/2021	1,542.35	20,822.757648
4/30/2021	1,385.08	21,934.692906
5/31/2021	1,359.37	22,088.235756
6/30/2021	1,294.9	22,602.89165
7/31/2021	1,230.93	23,140.840471
8/31/2021	1,156.77	23,844.322021
9/30/2021	1,266.62	22,735.561047
10/31/2021	1,101.87	24,329.323877
11/30/2021	1,112.43	24,161.451542
12/31/2021	1,011.04	25,243.884571
1/31/2022	1,115.05	23,938.775739
2/28/2022	1,171.48	23,223.006344
3/31/2022	1,073.37	24,084.579879
4/30/2022	1,270.11	21,984.404514
5/31/2022	1,237.97	22,023.976442
6/30/2022	1,441.66	20,206.998386
7/31/2022	1,200.36	22,070.083637
8/31/2022	1,298.33	21,169.624224
9/30/2022	1,561.07	19,219.901833
10/31/2022	1,318.31	20,776.713882
11/30/2022	1,169.56	21,938.132188
12/31/2022	1,319.93	20,674.495774
1/31/2023	1,171.61	21,972.854108
2/28/2023	1,236.45	21,436.716468
3/31/2023	1,154	22,223.443962
4/30/2023	1,126.95	22,570.129688
5/31/2023	1,125.68	22,667.181246
6/30/2023	1,000.31	24,165.481926
7/31/2023	948.12	24,941.193896
8/31/2023	988.59	24,544.628913
9/30/2023	1,099.75	23,373.850114
10/31/2023	1,155.56	22,882.999262
11/30/2023	978.52	24,972.217094
12/31/2023	903.78	26,105.95575
1/31/2024	881.86	26,544.535807
2/29/2024	801.2	27,962.014019
3/31/2024	759.63	28,862.39087
4/30/2024	831.84	27,684.805323
5/31/2024	763.57	29,057.971667
6/30/2024	719.36	30,101.15285
7/31/2024	707.77	30,468.386914
8/31/2024	677.42	31,208.768717
9/30/2024	654.07	31,876.636367
10/31/2024	671.66	31,586.558976
11/30/2024	603.7	33,440.689988
12/31/2024	637.78	32,644.801566
1/31/2025	607.36	33,552.32705
2/28/2025	627.22	33,116.146798
3/31/2025	703.92	31,251.707733
4/30/2025	679.37	31,039.196121
5/31/2025	603.69	32,991.561557
6/30/2025	550.69	34,670.83204
7/31/2025	531.81	35,447.458678
8/31/2025	514.91	36,167.042089
9/30/2025	483.35	37,487.139125
10/31/2025	464.14	38,364.338181
11/30/2025	463.51	38,460.249026
12/31/2025	466.57	38,483.325176
1/31/2026	456.09	39,041.333391
2/28/2026	464.98	38,744.619257
3/31/2026	515.06	36,815.137218
4/30/2026	423.55	40,677.045112
5/31/2026	384.7	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort S&P500®	-36.27%	-22.31%	-27.80%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 424,663,075
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 3,216,302
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$424,663,075 Number of Portfolio Holdings18 Net Investment Advisory Fees$3,216,302 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P 500® Short Swaps	(184)%
S&P 500® E-Mini Index Futures	(16)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	38.6%
Financials	11.3%
Communication Services	10.4%
Consumer Discretionary	9.7%
Health Care	8.3%
Industrials	8.3%
Consumer Staples	4.6%
Energy	3.1%
Utilities	2.1%
Materials	1.8%
Other	1.8%

Largest Holdings [Text Block]

Holdings

The UltraShort S&P500® primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038866
Shareholder Report [Line Items]
Fund Name	UltraShort Semiconductors
Trading Symbol	SSG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Semiconductors (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SSG	$57	0.95%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Semiconductors : $1	Dow Jones U.S. Semiconductors Index℠ : $246,289	S&P 500® Index : $42,817
5/31/2016	10,000	10,000	10,000
6/30/2016	9,716.62	10,052	10,026
7/31/2016	7,936.59	11,073.2832	10,395.9594
8/31/2016	7,277.77	11,543.897736	10,410.513743
9/30/2016	6,677.68	11,988.337799	10,412.595846
10/31/2016	6,974.25	11,700.617692	10,223.086602
11/30/2016	6,232.75	12,323.090553	10,601.340806
12/31/2016	5,825.25	12,658.278616	10,811.247354
1/31/2017	5,562.09	12,916.5075	11,016.661053
2/28/2017	5,298.96	13,217.462124	11,454.022497
3/31/2017	4,927.54	13,688.003776	11,467.767324
4/30/2017	4,980.14	13,586.712548	11,585.885328
5/31/2017	4,196.02	14,740.224443	11,749.246311
6/30/2017	4,623.11	13,951.622436	11,822.091638
7/31/2017	4,186.93	14,622.695475	12,065.626726
8/31/2017	3,969.65	14,961.94201	12,103.030169
9/30/2017	3,525.93	15,825.246064	12,352.35259
10/31/2017	2,865.03	17,518.547393	12,640.162405
11/30/2017	2,794.52	17,665.703191	13,028.215391
12/31/2017	2,837.48	17,490.812729	13,172.828582
1/31/2018	2,422.86	18,806.121846	13,927.63166
2/28/2018	2,310.1	18,981.01878	13,413.702052
3/31/2018	2,328.88	18,679.220581	13,072.994019
4/30/2018	2,519.23	17,762.07085	13,122.671397
5/31/2018	2,028.91	19,733.660715	13,438.927777
6/30/2018	2,276.73	18,569.374733	13,522.24913
7/31/2018	2,180.65	18,922.192853	14,025.276797
8/31/2018	2,051.05	19,487.966419	14,482.500821
9/30/2018	2,120.39	19,133.28543	14,565.051075
10/31/2018	2,625.09	16,885.124392	13,568.801582
11/30/2018	2,504.35	17,080.991835	13,845.605134
12/31/2018	2,775.33	15,967.311167	12,595.346991
1/31/2019	2,332.05	17,137.715076	13,604.234285
2/28/2019	2,006.01	18,450.464051	14,040.930205
3/31/2019	1,834.22	19,197.707845	14,313.324251
4/30/2019	1,574.64	20,647.134787	14,893.013883
5/31/2019	2,234.88	17,178.416143	13,947.307502
6/30/2019	1,714.02	19,440.813549	14,930.59268
7/31/2019	1,534.58	20,453.679935	15,145.593215
8/31/2019	1,575.69	19,946.428672	14,906.292842
9/30/2019	1,467.5	20,580.725104	15,185.040518
10/31/2019	1,278.81	21,873.194641	15,514.555898
11/30/2019	1,168.37	22,848.739122	16,077.734277
12/31/2019	1,025.26	24,340.761786	16,563.281852
1/31/2020	1,038.51	24,029.200035	16,556.656539
2/29/2020	1,114.23	22,844.560474	15,194.043706
3/31/2020	946.44	20,731.43863	13,317.579308
4/30/2020	670.38	23,548.84114	15,024.892976
5/31/2020	555.25	25,458.652156	15,740.077881
6/30/2020	488.21	26,802.86899	16,053.305431
7/31/2020	447.17	27,767.772274	16,958.711857
8/31/2020	368.96	30,366.835758	18,178.04324
9/30/2020	353.62	30,464.009633	17,487.277597
10/31/2020	364.51	29,696.31659	17,022.116013
11/30/2020	262.17	34,545.725089	18,886.037716
12/31/2020	241.3	35,858.462643	19,611.261564
1/31/2021	223.88	36,769.267594	19,413.187823
2/28/2021	193.65	38,832.023506	19,948.991807
3/31/2021	176.37	39,418.387061	20,822.757648
4/30/2021	172.71	39,449.92177	21,934.692906
5/31/2021	158.98	40,653.144384	22,088.235756
6/30/2021	136.05	43,702.130213	22,602.89165
7/31/2021	135.15	43,540.432331	23,140.840471
8/31/2021	124.92	45,051.285333	23,844.322021
9/30/2021	136.02	42,920.359537	22,735.561047
10/31/2021	112.25	46,954.873334	24,329.323877
11/30/2021	81.17	54,293.920036	24,161.451542
12/31/2021	78.6	54,098.461923	25,243.884571
1/31/2022	97.97	47,276.645875	23,938.775739
2/28/2022	93.05	47,167.909589	23,223.006344
3/31/2022	82.31	48,460.310312	24,084.579879
4/30/2022	117.12	39,587.227494	21,984.404514
5/31/2022	97.4	41,812.029679	22,023.976442
6/30/2022	134.93	34,624.541777	20,206.998386
7/31/2022	96.07	40,320.2789	22,070.083637
8/31/2022	115.53	35,997.945002	21,169.624224
9/30/2022	153.42	30,853.838661	19,219.901833
10/31/2022	132.92	32,439.725968	20,776.713882
11/30/2022	88.77	38,301.58445	21,938.132188
12/31/2022	107.88	34,390.992678	20,674.495774
1/31/2023	78.18	39,890.112407	21,972.854108
2/28/2023	69.91	41,589.431196	21,436.716468
3/31/2023	54.92	46,588.480826	22,223.443962
4/30/2023	60.93	44,207.809455	22,570.129688
5/31/2023	39.48	53,429.558508	22,667.181246
6/30/2023	33.62	57,559.66338	24,165.481926
7/31/2023	29.13	61,554.304019	24,941.193896
8/31/2023	28.82	61,129.579321	24,544.628913
9/30/2023	34.29	55,970.242827	23,373.850114
10/31/2023	38.18	52,785.53601	22,882.999262
11/30/2023	28.49	60,882.837234	24,972.217094
12/31/2023	22.91	67,738.244706	26,105.95575
1/31/2024	18.94	73,902.424974	26,544.535807
2/29/2024	13.22	86,820.56886	27,962.014019
3/31/2024	11.1	93,688.075857	28,862.39087
4/30/2024	11.94	88,919.352796	27,684.805323
5/31/2024	8.57	103,875.58794	29,057.971667
6/30/2024	6.93	114,065.78311	30,101.15285
7/31/2024	7.06	108,704.69131	30,468.386914
8/31/2024	6.6	108,769.91412	31,208.768717
9/30/2024	6.09	110,771.28054	31,876.636367
10/31/2024	5.7	113,562.71681	31,586.558976
11/30/2024	5.49	115,118.52603	33,440.689988
12/31/2024	5.16	117,927.41807	32,644.801566
1/31/2025	5.37	111,111.2133	33,552.32705
2/28/2025	5.27	110,266.76808	33,116.146798
3/31/2025	6.5	96,891.409112	31,251.707733
4/30/2025	5.16	98,218.821417	31,039.196121
5/31/2025	3.5	117,960.80452	32,991.561557
6/30/2025	2.56	137,648.4628	34,670.83204
7/31/2025	2.19	148,701.63436	35,447.458678
8/31/2025	2.19	148,210.91897	36,167.042089
9/30/2025	1.83	161,683.2915	37,487.139125
10/31/2025	1.44	179,824.15681	38,364.338181
11/30/2025	1.59	169,358.39088	38,460.249026
12/31/2025	1.55	170,357.60539	38,483.325176
1/31/2026	1.37	180,562.02595	39,041.333391
2/28/2026	1.45	173,158.98289	38,744.619257
3/31/2026	1.52	166,648.20513	36,815.137218
4/30/2026	0.91	213,293.03774	40,677.045112
5/31/2026	0.67	246,289.47068	42,816.657685

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Semiconductors	-80.94%	-66.53%	-61.76%
Dow Jones U.S. Semiconductors Index℠	108.80%	43.35%	37.75%
S&P 500® Index	29.78%	14.14%	15.64%

AssetsNet	$ 39,372,409
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 70,642
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$39,372,409 Number of Portfolio Holdings11 Net Investment Advisory Fees$70,642 Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
Dow Jones U.S. Semiconductors℠ Index Short Swaps	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Semiconductors primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038847
Shareholder Report [Line Items]
Fund Name	UltraShort SmallCap600
Trading Symbol	SDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort SmallCap600 (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDD	$75	0.95%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort SmallCap600 : $423	S&P SmallCap 600® Index : $27,888	S&P Composite 1500 Index : $41,396
5/31/2016	10,000	10,000	10,000
6/30/2016	9,735.37	10,061	10,028
7/31/2016	8,772.13	10,573.1	10,406.06
8/31/2016	8,511.13	10,716.9	10,426.87
9/30/2016	8,328.15	10,785.49	10,425.83
10/31/2016	9,092.84	10,302.3	10,220.44
11/30/2016	7,097.22	11,595.24	10,658.89
12/31/2016	6,605.86	11,986	10,876.33
1/31/2017	6,618.36	11,938.05	11,072.11
2/28/2017	6,388.67	12,127.87	11,491.74
3/31/2017	6,368.04	12,113.31	11,499.79
4/30/2017	6,223.17	12,222.33	11,615.93
5/31/2017	6,478.24	11,962	11,750.68
6/30/2017	6,085.64	12,319.66	11,841.16
7/31/2017	5,958.27	12,439.16	12,070.88
8/31/2017	6,254.79	12,120.72	12,081.74
9/30/2017	5,379.89	13,055.23	12,366.87
10/31/2017	5,272.07	13,179.25	12,648.83
11/30/2017	4,908.42	13,643.16	13,043.48
12/31/2017	4,952.32	13,572.22	13,173.91
1/31/2018	4,704.74	13,915.59	13,889.26
2/28/2018	5,037.53	13,377.06	13,369.8
3/31/2018	4,808.49	13,649.95	13,079.67
4/30/2018	4,692.91	13,790.55	13,126.76
5/31/2018	4,139.13	14,681.42	13,474.62
6/30/2018	4,046.08	14,847.32	13,558.16
7/31/2018	3,800.15	15,316.49	14,042.19
8/31/2018	3,460.99	16,056.28	14,505.58
9/30/2018	3,696.18	15,547.29	14,554.9
10/31/2018	4,553.59	13,917.94	13,517.14
11/30/2018	4,397.82	14,126.71	13,799.64
12/31/2018	5,582.21	12,421.61	12,520.42
1/31/2019	4,537.85	13,743.27	13,553.35
2/28/2019	4,172.01	14,341.1	14,001.97
3/31/2019	4,445.41	13,863.55	14,228.8
4/30/2019	4,121.54	14,400.06	14,803.64
5/31/2019	4,918.35	13,142.94	13,838.44
6/30/2019	4,247.67	14,122.09	14,820.97
7/31/2019	4,155.14	14,283.08	15,029.95
8/31/2019	4,502.47	13,638.91	14,754.9
9/30/2019	4,204.39	14,094.45	15,047.05
10/31/2019	4,035.07	14,369.29	15,361.53
11/30/2019	3,794.5	14,809	15,909.94
12/31/2019	3,578.91	15,251.78	16,387.24
1/31/2020	3,874.16	14,646.29	16,338.08
2/29/2020	4,681.91	13,238.78	14,975.48
3/31/2020	5,950.86	10,273.29	13,016.69
4/30/2020	4,246.94	11,578	14,694.54
5/31/2020	3,690.44	12,077.01	15,413.1
6/30/2020	3,234.3	12,528.69	15,719.82
7/31/2020	2,933.59	13,043.62	16,592.27
8/31/2020	2,692.71	13,564.06	17,738.8
9/30/2020	2,915.56	12,926.55	17,066.5
10/31/2020	2,733.61	13,260.06	16,677.38
11/30/2020	1,900.04	15,669.41	18,561.93
12/31/2020	1,605.27	16,973.1	19,324.82
1/31/2021	1,396.38	18,040.71	19,193.41
2/28/2021	1,189.35	19,420.83	19,794.17
3/31/2021	1,086.06	20,067.54	20,659.17
4/30/2021	1,034.82	20,476.92	21,731.38
5/31/2021	980.88	20,902.84	21,883.5
6/30/2021	965.05	20,973.91	22,338.68
7/31/2021	998.82	20,472.63	22,814.49
8/31/2021	950.15	20,886.18	23,487.52
9/30/2021	989.34	20,378.65	22,416.49
10/31/2021	918.37	21,077.63	23,952.02
11/30/2021	949.74	20,594.95	23,746.03
12/31/2021	856.54	21,527.91	24,819.35
1/31/2022	981.7	19,962.83	23,494
2/28/2022	945	20,242.31	22,869.06
3/31/2022	923.07	20,317.2	23,669.47
4/30/2022	1,070.98	18,730.43	21,631.53
5/31/2022	1,008.4	19,080.69	21,687.77
6/30/2022	1,178.69	17,449.29	19,879.01
7/31/2022	965.25	19,195.96	21,733.73
8/31/2022	1,046.72	18,353.26	20,857.86
9/30/2022	1,273.19	16,539.96	18,932.68
10/31/2022	992.56	18,585.95	20,511.66
11/30/2022	900.61	19,360.99	21,656.21
12/31/2022	1,033.49	18,061.86	20,406.65
1/31/2023	861.76	19,775.94	21,741.24
2/28/2023	883.1	19,532.69	21,225.98
3/31/2023	973.6	18,524.8	21,869.12
4/30/2023	1,033.06	18,009.81	22,157.8
5/31/2023	1,072.95	17,694.64	22,197.68
6/30/2023	911.94	19,150.91	23,702.68
7/31/2023	822.67	20,206.13	24,489.61
8/31/2023	902.86	19,369.59	24,065.94
9/30/2023	1,025.11	18,207.42	22,905.96
10/31/2023	1,156.5	17,162.31	22,360.8
11/30/2023	980.96	18,581.64	24,391.16
12/31/2023	767.13	20,960.08	25,605.84
1/31/2024	832.46	20,132.16	25,948.96
2/29/2024	779.18	20,800.55	27,329.45
3/31/2024	735.22	21,474.49	28,244.98
4/30/2024	827.49	20,269.77	27,050.22
5/31/2024	755.94	21,291.36	28,383.79
6/30/2024	796.39	20,805.92	29,280.72
7/31/2024	647.28	23,052.96	29,775.57
8/31/2024	662.9	22,721	30,424.67
9/30/2024	653.37	22,914.13	31,048.38
10/31/2024	692.65	22,309.19	30,756.53
11/30/2024	557.43	24,749.82	32,651.13
12/31/2024	658.97	22,782.21	31,736.9
1/31/2025	625.41	23,445.17	32,641.4
2/28/2025	705.33	22,106.45	32,125.66
3/31/2025	798.17	20,749.12	30,313.78
4/30/2025	825.73	19,879.73	30,056.11
5/31/2025	743.49	20,919.44	31,925.6
6/30/2025	688.78	21,764.58	33,515.49
7/31/2025	677.96	21,966.99	34,246.13
8/31/2025	590.31	23,517.86	35,002.97
9/30/2025	581.03	23,748.34	36,200.07
10/31/2025	591.57	23,539.35	36,967.51
11/30/2025	559.2	24,163.15	37,111.69
12/31/2025	562.46	24,151.06	37,133.95
1/31/2026	504.64	25,505.94	37,757.8
2/28/2026	483.73	26,059.42	37,595.45
3/31/2026	523.78	24,998.8	35,723.19
4/30/2026	430.57	27,601.17	39,420.54
5/31/2026	422.72	27,888.23	41,395.51

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort SmallCap600	-43.14%	-15.49%	-27.12%
S&P SmallCap 600® Index	33.33%	5.94%	10.80%
S&P Composite 1500 Index	29.67%	13.59%	15.26%

AssetsNet	$ 1,435,964
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,435,964 Number of Portfolio Holdings4 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P SmallCap 600® Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Financials	17.6%
Industrials	17.1%
Information Technology	15.8%
Consumer Discretionary	13.1%
Health Care	11.0%
Real Estate	6.3%
Energy	5.5%
Materials	4.7%
Communication Services	4.0%
Consumer Staples	2.8%
Other	2.1%

Largest Holdings [Text Block]

Holdings

The UltraShort SmallCap600 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038867
Shareholder Report [Line Items]
Fund Name	UltraShort Technology
Trading Symbol	REW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Technology (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REW	$64	0.95%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Technology : $26	S&P Technology Select Sector Index : $97,570	S&P Total Market Index : $40,747
5/31/2016	10,000	10,000	10,000
6/30/2016	10,373.97	9,858	10,019
7/31/2016	8,776.51	10,554.96	10,417.76
8/31/2016	8,392.15	10,686.9	10,445.88
9/30/2016	7,951.79	10,909.19	10,464.69
10/31/2016	7,986.51	10,830.64	10,235.51
11/30/2016	7,890.31	10,842.55	10,689.97
12/31/2016	7,637.99	11,082.17	10,898.42
1/31/2017	6,940.31	11,495.54	11,109.85
2/28/2017	6,289.21	12,019.73	11,519.8
3/31/2017	5,971.59	12,285.37	11,529.02
4/30/2017	5,700	12,531.08	11,648.92
5/31/2017	5,215.32	13,023.55	11,767.74
6/30/2017	5,483.22	12,670.61	11,876
7/31/2017	5,091.17	13,236.99	12,100.46
8/31/2017	4,732.34	13,622.18	12,122.24
9/30/2017	4,687.15	13,742.06	12,418.02
10/31/2017	4,024.26	14,636.67	12,687.49
11/30/2017	3,933.73	14,850.36	13,071.93
12/31/2017	3,932.94	14,911.25	13,203.95
1/31/2018	3,411.27	15,971.44	13,905.08
2/28/2018	3,308.16	15,913.94	13,390.59
3/31/2018	3,505.34	15,328.31	13,125.46
4/30/2018	3,478.32	15,331.37	13,172.71
5/31/2018	3,005.57	16,357.04	13,545.5
6/30/2018	3,055.13	16,332.51	13,634.9
7/31/2018	2,905.88	16,677.12	14,090.31
8/31/2018	2,520.82	17,787.82	14,580.65
9/30/2018	2,556.48	17,780.71	14,603.98
10/31/2018	2,964.96	16,363.58	13,521.82
11/30/2018	3,033.17	16,055.95	13,792.26
12/31/2018	3,487.93	14,697.61	12,505.44
1/31/2019	2,881.05	15,720.57	13,582.16
2/28/2019	2,597.87	16,803.72	14,058.89
3/31/2019	2,390.07	17,615.33	14,261.34
4/30/2019	2,100.11	18,748	14,828.94
5/31/2019	2,544.38	17,118.8	13,872.48
6/30/2019	2,169.92	18,681.75	14,844.94
7/31/2019	1,985.23	19,303.85	15,063.16
8/31/2019	2,067.81	19,018.15	14,758.88
9/30/2019	1,990.63	19,305.33	15,012.73
10/31/2019	1,830.33	20,056.3	15,331
11/30/2019	1,644.44	21,135.33	15,910.52
12/31/2019	1,514.23	22,084.31	16,368.74
1/31/2020	1,390.35	22,958.85	16,349.1
2/29/2020	1,565.5	21,287.44	15,010.11
3/31/2020	1,475.45	19,448.21	12,937.21
4/30/2020	1,053.13	22,132.06	14,652.68
5/31/2020	900.18	23,692.37	15,439.53
6/30/2020	773.87	25,384.01	15,794.64
7/31/2020	673.43	26,810.59	16,687.04
8/31/2020	531.07	30,030.54	17,886.84
9/30/2020	581.76	28,417.9	17,228.6
10/31/2020	595.67	26,968.59	16,861.63
11/30/2020	478.33	30,051.09	18,922.13
12/31/2020	434.4	31,776.03	19,771.73
1/31/2021	422.42	31,483.69	19,708.46
2/28/2021	406.22	31,921.31	20,339.13
3/31/2021	384.91	32,463.97	21,046.93
4/30/2021	336.27	34,171.58	22,126.64
5/31/2021	335.65	33,860.62	22,226.21
6/30/2021	288.48	36,213.93	22,788.53
7/31/2021	265.16	37,611.79	23,180.49
8/31/2021	239.32	38,950.77	23,843.46
9/30/2021	271.71	36,699.41	22,760.96
10/31/2021	226.87	39,697.76	24,290.5
11/30/2021	211.86	41,424.61	23,933.43
12/31/2021	201.07	42,808.19	24,842.9
1/31/2022	232.77	39,931.48	23,349.84
2/28/2022	249.49	37,938.9	22,763.76
3/31/2022	226.31	39,164.32	23,501.31
4/30/2022	290.25	34,903.25	21,381.49
5/31/2022	288.6	34,665.9	21,338.73
6/30/2022	334.47	31,459.31	19,544.14
7/31/2022	261.75	35,681.15	21,377.38
8/31/2022	289.73	33,472.48	20,569.31
9/30/2022	369.82	29,459.13	18,652.25
10/31/2022	329.53	31,724.54	20,174.28
11/30/2022	278.12	33,758.08	21,239.48
12/31/2022	331.26	30,973.04	19,990.6
1/31/2023	269.04	33,850.44	21,383.94
2/28/2023	262.45	33,989.22	20,887.84
3/31/2023	206.49	37,680.45	21,437.19
4/30/2023	207.74	37,635.24	21,651.56
5/31/2023	175.04	40,962.19	21,744.66
6/30/2023	155.58	43,497.75	23,234.17
7/31/2023	148.66	44,598.25	24,070.6
8/31/2023	153.42	43,915.89	23,598.82
9/30/2023	175.83	41,083.32	22,468.43
10/31/2023	176.02	41,120.29	21,864.03
11/30/2023	138.5	46,416.59	23,917.06
12/31/2023	128.22	48,361.44	25,196.63
1/31/2024	121.27	49,686.54	25,476.31
2/29/2024	110.49	52,056.59	26,862.22
3/31/2024	108.89	52,473.04	27,729.87
4/30/2024	122.78	49,424.36	26,506.98
5/31/2024	107.46	52,913.72	27,766.06
6/30/2024	92.67	57,072.74	28,629.59
7/31/2024	98.01	55,189.34	29,156.37
8/31/2024	95.29	55,603.26	29,780.32
9/30/2024	89.92	57,076.75	30,393.79
10/31/2024	92.81	56,197.76	30,178
11/30/2024	84.31	59,063.85	32,187.85
12/31/2024	85.03	58,868.94	31,219
1/31/2025	85.54	58,462.74	32,177.42
2/28/2025	89.26	57,141.49	31,569.27
3/31/2025	104.82	52,387.31	29,700.37
4/30/2025	91.23	53,346	29,495.44
5/31/2025	75.25	58,643.26	31,386.09
6/30/2025	62.67	64,384.43	32,993.06
7/31/2025	58.73	66,721.59	33,745.3
8/31/2025	58.89	66,708.25	34,511.32
9/30/2025	51.07	71,798.08	35,701.96
10/31/2025	44.77	76,529.58	36,487.41
11/30/2025	49	72,886.77	36,545.79
12/31/2025	48.31	73,426.13	36,542.13
1/31/2026	48.33	73,404.1	37,112.19
2/28/2026	51.44	70,790.92	36,908.07
3/31/2026	55.31	67,909.73	35,084.81
4/30/2026	38.21	81,444.14	38,744.16
5/31/2026	26.33	97,570.08	40,747.23

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Technology	-65.01%	-39.90%	-44.79%
S&P Technology Select Sector Index	66.37%	23.56%	25.57%
S&P Total Market Index	29.84%	12.88%	15.08%

AssetsNet	$ 2,540,090
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,540,090 Number of Portfolio Holdings9 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Technology Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Information Technology	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Technology primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

C000038869
Shareholder Report [Line Items]
Fund Name	UltraShort Utilities
Trading Symbol	SDP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UltraShort Utilities (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 866-776-5125. You can also find additional information about the Fund at: www.proshares.com/fund-documents.
Additional Information Phone Number	866-776-5125
Additional Information Website	www.proshares.com/fund-documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDP	$88	0.95%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
Table Summary
	UltraShort Utilities : $922	S&P Utilities Select Sector Index : $25,114	S&P Total Market Index : $40,747
5/31/2016	10,000	10,000	10,000
6/30/2016	8,609.71	10,780	10,019
7/31/2016	8,727.9	10,704.54	10,417.76
8/31/2016	9,728.38	10,102.94	10,445.88
9/30/2016	9,540.83	10,142.35	10,464.69
10/31/2016	9,341.58	10,230.58	10,235.51
11/30/2016	10,164.24	9,680.18	10,689.97
12/31/2016	9,224.64	10,158.38	10,898.42
1/31/2017	8,976.49	10,285.36	11,109.85
2/28/2017	8,114.74	10,827.4	11,519.8
3/31/2017	8,103.41	10,807.91	11,529.02
4/30/2017	7,984.98	10,893.29	11,648.92
5/31/2017	7,365.26	11,355.17	11,767.74
6/30/2017	7,747.16	11,047.44	11,876
7/31/2017	7,363.18	11,317	12,100.46
8/31/2017	6,928.7	11,684.8	12,122.24
9/30/2017	7,291.38	11,364.64	12,418.02
10/31/2017	6,748.82	11,806.72	12,687.49
11/30/2017	6,380.97	12,132.59	13,071.93
12/31/2017	7,209.45	11,386.43	13,203.95
1/31/2018	7,681.76	11,040.29	13,905.08
2/28/2018	8,266.44	10,613.03	13,390.59
3/31/2018	7,627.4	11,013.14	13,125.46
4/30/2018	7,270.4	11,244.41	13,172.71
5/31/2018	7,341.89	11,117.35	13,545.5
6/30/2018	6,985.01	11,425.3	13,634.9
7/31/2018	6,732.47	11,637.81	14,090.31
8/31/2018	6,602.13	11,768.16	14,580.65
9/30/2018	6,647.87	11,697.55	14,603.98
10/31/2018	6,459.91	11,925.65	13,521.82
11/30/2018	5,993.93	12,352.59	13,792.26
12/31/2018	6,481.86	11,856.02	12,505.44
1/31/2019	6,017.69	12,262.68	13,582.16
2/28/2019	5,590.37	12,772.8	14,058.89
3/31/2019	5,293.54	13,141.94	14,261.34
4/30/2019	5,206.52	13,264.16	14,828.94
5/31/2019	5,308.9	13,162.02	13,872.48
6/30/2019	4,970.47	13,599	14,844.94
7/31/2019	5,012.37	13,560.93	15,063.16
8/31/2019	4,561.84	14,260.67	14,758.88
9/30/2019	4,213.15	14,868.17	15,012.73
10/31/2019	4,284.66	14,755.18	15,331
11/30/2019	4,464.37	14,483.68	15,910.52
12/31/2019	4,188.67	14,981.92	16,368.74
1/31/2020	3,718.69	15,978.22	16,349.1
2/29/2020	4,552.05	14,399.57	15,010.11
3/31/2020	4,218.09	12,962.49	12,937.21
4/30/2020	3,662.55	13,379.88	14,652.68
5/31/2020	3,304.89	13,968.6	15,439.53
6/30/2020	3,576.6	13,316.27	15,794.64
7/31/2020	3,076.57	14,356.27	16,687.04
8/31/2020	3,217.11	13,975.83	17,886.84
9/30/2020	3,152.28	14,133.75	17,228.6
10/31/2020	2,847.56	14,846.09	16,861.63
11/30/2020	2,721.59	14,952.98	18,922.13
12/31/2020	2,663.21	15,057.66	19,771.73
1/31/2021	2,695.54	14,919.13	19,708.46
2/28/2021	3,007.88	14,006.07	20,339.13
3/31/2021	2,441.15	15,478.11	21,046.93
4/30/2021	2,247.93	16,140.58	22,126.64
5/31/2021	2,342.9	15,756.43	22,226.21
6/30/2021	2,420.25	15,414.52	22,788.53
7/31/2021	2,230.52	16,081.96	23,180.49
8/31/2021	2,067.87	16,722.03	23,843.46
9/30/2021	2,330.12	15,688.61	22,760.96
10/31/2021	2,101.4	16,430.68	24,290.5
11/30/2021	2,154.9	16,159.57	23,933.43
12/31/2021	1,786.78	17,717.35	24,842.9
1/31/2022	1,894.34	17,138	23,349.84
2/28/2022	1,953	16,820.94	22,763.76
3/31/2022	1,605.12	18,563.59	23,501.31
4/30/2022	1,729.53	17,774.64	21,381.49
5/31/2022	1,575.22	18,542.5	21,338.73
6/30/2022	1,724.75	17,619.09	19,544.14
7/31/2022	1,529.85	18,588.14	21,377.38
8/31/2022	1,520.79	18,682.94	20,569.31
9/30/2022	1,901.78	16,564.29	18,652.25
10/31/2022	1,774.27	16,903.86	20,174.28
11/30/2022	1,535.74	18,090.51	21,239.48
12/31/2022	1,561.48	17,994.63	19,990.6
1/31/2023	1,621.46	17,634.74	21,383.94
2/28/2023	1,826.29	16,594.29	20,887.84
3/31/2023	1,660.52	17,409.07	21,437.19
4/30/2023	1,605.93	17,734.62	21,651.56
5/31/2023	1,822.95	16,693.6	21,744.66
6/30/2023	1,777.11	16,969.04	23,234.17
7/31/2023	1,699.43	17,388.18	24,070.6
8/31/2023	1,944.49	16,317.06	23,598.82
9/30/2023	2,186.05	15,398.41	22,468.43
10/31/2023	2,119.56	15,597.05	21,864.03
11/30/2023	1,923.22	16,403.42	23,917.06
12/31/2023	1,855.49	16,718.37	25,196.63
1/31/2024	1,982.45	16,215.14	25,476.31
2/29/2024	1,943.95	16,396.75	26,862.22
3/31/2024	1,719.25	17,482.22	27,729.87
4/30/2024	1,673.27	17,770.67	26,506.98
5/31/2024	1,416.92	19,364.7	27,766.06
6/30/2024	1,598.42	18,297.71	28,629.59
7/31/2024	1,409.79	19,540.12	29,156.37
8/31/2024	1,293.6	20,489.77	29,780.32
9/30/2024	1,145.69	21,842.1	30,393.79
10/31/2024	1,173.9	21,619.31	30,178
11/30/2024	1,095.79	22,417.06	32,187.85
12/31/2024	1,299.23	20,637.15	31,219
1/31/2025	1,225.63	21,241.82	32,177.42
2/28/2025	1,191.66	21,600.8	31,569.27
3/31/2025	1,189.27	21,656.96	29,700.37
4/30/2025	1,172.83	21,678.62	29,495.44
5/31/2025	1,091.7	22,508.91	31,386.09
6/30/2025	1,091.83	22,580.94	32,993.06
7/31/2025	998.09	23,696.44	33,745.3
8/31/2025	1,038.1	23,322.04	34,511.32
9/30/2025	962.67	24,292.23	35,701.96
10/31/2025	929.04	24,802.37	36,487.41
11/30/2025	902.03	25,241.37	36,545.79
12/31/2025	1,006.51	23,951.54	36,542.13
1/31/2026	982.69	24,279.67	37,112.19
2/28/2026	806.48	26,792.62	36,908.07
3/31/2026	861.66	25,932.58	35,084.81
4/30/2026	827.43	26,474.57	38,744.16
5/31/2026	922.21	25,113.77	40,747.23

Average Annual Return [Table Text Block]
Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
UltraShort Utilities	-15.53%	-17.01%	-21.21%
S&P Utilities Select Sector Index	11.55%	9.76%	9.64%
S&P Total Market Index	29.84%	12.88%	15.08%

AssetsNet	$ 4,415,797
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,415,797 Number of Portfolio Holdings5 Net Investment Advisory Fees$- Portfolio Turnover Rate-%
Holdings [Text Block]

Market Exposure

Table Summary
Investment Type	% of Net Assets
S&P Utilities Select Sector Index Short Swaps	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Sector Weights

Table Summary
Sector	% of Exposure
Utilities	100.0%

Largest Holdings [Text Block]

Holdings

The UltraShort Utilities primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements, money market securities and U.S. Government securities.

[1]	Represents less than 0.5% of net assets.
[2]	Represents less than 0.5% of net assets.